      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 3, 2010.

                                                             FILE NO. 333-136543

                                                                       811-08584

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                   / /
POST-EFFECTIVE AMENDMENT NO. 10                               /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 203                                             /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 3, 2010 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on           pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

THE DIRECTOR

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT THREE (EST. 6/22/94)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT THREE (EST. 6/22/94)
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

[TELEPHONE ICON]  1-800-862-6668 (CONTRACT OWNERS)
                  1-800-862-7155 (REGISTERED REPRESENTATIVES)
[COMPUTER ICON]   WWW.HARTFORDINVESTOR.COM

                                                             [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our"). This is an individual, deferred, flexible-premium variable annuity. This variable annuity allows you to allocate your Premium Payment among the following portfolio companies:


X  Invesco Variable Insurance Funds


X  AllianceBernstein Variable Products Series Fund, Inc.

X  Fidelity Variable Insurance Products Funds

X  Franklin Templeton Variable Insurance Products Trust

X  Hartford HLS Series Fund II, Inc.

X  Hartford Series Fund, Inc.

X  Lord Abbett Series Fund, Inc.

X  MFS(R) Variable Insurance Trust

X  Oppenheimer Variable Account Funds

X  Putnam Variable Trust

X  The Universal Institutional Funds, Inc.

Please see Appendix C (Fund Data) for additional information.

Please read this prospectus carefully before investing and keep it for your records and for future reference. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from us or the SEC's website (www.sec.gov).

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get NO ADDITIONAL TAX ADVANTAGE from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA")). This prospectus is not intended to provide tax, accounting or legal advice.

         NOT INSURED BY FDIC OR ANY                MAY LOSE           NOT A DEPOSIT OF OR GUARANTEED BY             [NOT] FDIC
          FEDERAL GOVERNMENT AGENCY                 VALUE               ANY BANK OR ANY BANK AFFILIATE              [NOT] BANK

--------------------------------------------------------------------------------


PROSPECTUS DATED: MAY 3, 2010



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 3, 2010

2

-------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                        PAGE
--------------------------------------------------------------------------------
1. HIGHLIGHTS                                                                  3
2. SYNOPSIS                                                                    5
3. GENERAL INFORMATION                                                         9
   The Company                                                                 9
   The Separate Account                                                        9
   The Funds                                                                   9
   Fixed Accumulation Feature                                                 11
4. PERFORMANCE RELATED INFORMATION                                            11
5. THE CONTRACT                                                               12
   a. Purchases and Contract Value                                            12
   b. Charges and Fees                                                        20
   c. Surrenders                                                              22
   d. Annuity Payouts                                                         24
   e. Standard Death Benefits                                                 27
6. OPTIONAL DEATH BENEFITS                                                    30
   a. MAV Plus                                                                30
7. MISCELLANEOUS                                                              32
   a. Glossary                                                                32
   b. State Variations                                                        35
   c. More Information                                                        36
   d. Legal Proceedings                                                       37
   e. How Contracts Are Sold                                                  38
8. FEDERAL TAX CONSIDERATIONS                                                 40
9. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                       47
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      54
APPENDIX A - EXAMPLES                                                    APP A-1
APPENDIX B - ACCUMULATION UNIT VALUES                                    APP B-1
APPENDIX C - FUND DATA                                                   APP C-1
APPENDIX D - THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND          APP D-1
 THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS
APPENDIX E - THE HARTFORD'S LIFETIME INCOME FOUNDATION                   APP E-1
APPENDIX F - THE HARTFORD'S LIFETIME INCOME BUILDER II                   APP F-1

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1. HIGHLIGHTS

A. OVERVIEW

This is a deferred, flexible-premium variable annuity. A deferred variable annuity has an accumulation phase and a payout phase. You make investments during the accumulation phase. The value of your investments is used to set your benefits. At the end of the accumulation phase, we use that accumulated value to set the payments that we make during the payout phase. Generally speaking, the longer the accumulation phase, the greater your Contract Value will be for setting your benefits and annuity payouts.

This variable annuity provides:

X  Tax-deferred investing (subject to possible IRS penalty)(Sections 5(c), 8 &
   9)

X  Professional money management (Section 3 & Appendix C)

X Guaranteed fixed or lifetime withdrawal benefits (Sections 2, 5(d) & Appendices D - F)

X  Optional death and/or withdrawal benefits (Section 6 & Appendices D - F)

X  Death benefit protection (Sections 2, 5(e) & 6)

B. HOW TO BUY THIS VARIABLE ANNUITY (Section 5(a))

[In writing]  Complete our application or order request and submit it to your
              Financial Intermediary for approval.
     $        Pay the applicable minimum initial premium payment of $1,000.

[In writing]  Choose an optional feature right for you. Options include:

OPTIONAL FEATURE                                     GENERAL PURPOSE
--------------------------------------------------------------------------------
MAV/MAV Plus                             Guaranteed Minimum Death Benefit that
                                         ratchets up based on performance
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Selects*                                 Benefit with limited annual step-up
                                         rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Portfolios                               Benefit with full annual step-up rights

*   Closed to new investors.

For The Hartford's Lifetime Income Builder Portfolios, we require that your Contract Value be invested in one or more Programs and in an approved model portfolio, Funds, or other investment vehicles established from time to time.

For The Hartford's Lifetime Income Builder Portfolios, The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation, partial Surrenders taken prior to the Lifetime Income Eligibility Date or Eligible Withdrawal Year, or in excess of the available Lifetime Benefit Payment will reduce the Guaranteed Minimum Death Benefit by an amount greater than the amount withdrawn as a result of a proportionate reduction.

Optional features are subject to restrictions that may limit or eliminate the availability of these benefits. Optional features selected will be identified on your application and Contract. Not every optional feature may be available from your Financial Intermediary and may be subject to additional restrictions. For more information, see Section 6 & Appendices D - F.

Not every variation of this variable annuity may be available from your Financial Intermediary.

C. INVESTMENT OPTIONS (Sections 3 & Appendix C)

You may invest in:

X Funds with different investment strategies, objectives and risk/reward profiles.

X  In certain circumstances, you may also invest in a Fixed Accumulation
   Feature.

4

-------------------------------------------------------------------------------

D. CHARGES AND FEES (Sections 2, 5(b) & 5(c))

You will pay the following types of fees:

X  Sales charges (vary by Contract version)

X  Contract expenses

X  Optional rider fees (if selected)

X  Fund expenses

E. ASK QUESTIONS BEFORE YOU INVEST

Before you decide to buy any variable annuity, consider the following questions:

X Will you use the variable annuity primarily to save for retirement or a similar long-term goal?

X Are you investing in the variable annuity through a retirement plan or IRA (which would mean that you are not receiving any additional tax-deferral benefit from the variable annuity)?

X Are you willing to take the risk that your Contract Value will decrease if your underlying investment options perform poorly?

X Do you intend to hold this variable annuity long enough to avoid paying any Surrender charges if you have to withdraw money?

X If you are exchanging one annuity for another one, do the benefits of the exchange outweigh the costs, such as any surrender charges you might have to pay if you withdraw your money before the end of the Surrender charge period for the new annuity?

X  Do you need an optional living or Death Benefit?

X  Can you cancel your contract? (Section 5(a))

F. COMMISSIONS FOR SELLING THIS VARIABLE ANNUITY (Section 7(f))

We pay a commission to your Financial Intermediary for selling this variable annuity. Commissions vary based on a variety of factors such as whether they are paid up front or over time, the type of variable annuity sold and your age. Maximum up-front commissions are 7%.

We also provide various promotional incentives to Financial Intermediaries to promote our products. These arrangements create a potential conflict of interest. You should ask your Registered Representative for information regarding these matters.

-------------------------------------------------------------------------------

2. SYNOPSIS

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING YOUR VARIABLE ANNUITY. THIS FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THIS VARIABLE ANNUITY. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SALES CHARGE IMPOSED ON PURCHASES (as a percentage of Premium Payments)                               None
CONTINGENT DEFERRED SALES CHARGE (1) (as a percentage of Premium Payments)
  First Year                                                                                                8%
  Second Year                                                                                               8%
  Third Year                                                                                                8%
  Fourth Year                                                                                               7%
  Fifth Year                                                                                                6%
  Sixth Year                                                                                                5%
  Seventh Year                                                                                              4%
  Eighth Year                                                                                               0%
  Ninth Year                                                                                                0%
SURRENDER FEE (as a percentage of amount Surrendered, if applicable)                                  None
EXCHANGE FEE                                                                                          None

(1) Each Premium Payment has its own Contingent Deferred Sales Charge (CDSC) schedule.

CONTRACT OWNER PERIODIC EXPENSES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL MAINTENANCE FEE (2)                                                $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily
Contract Value)
  Mortality and Expense Risk Charge                                        0.80%
  Administrative Charge                                                    0.20%
  Total Separate Account Annual Expenses                                   1.00%
MAXIMUM OPTIONAL CHARGES (as a percentage of average daily Contract
Value)
  MAV/MAV Plus Charge                                                      0.30%
  Total Separate Account Annual Expenses with optional benefit             1.30%
   separate account charges (3)
MAXIMUM OPTIONAL CHARGES (4) (as a percentage of Payment Base) (5)
  The Hartford's Lifetime Income Foundation Charge (7)                     0.30%
  The Hartford's Lifetime Income Builder II Charge (6)(7)                  0.75%
  The Hartford's Lifetime Income Builder Selects (6)(7)
    Single Life Option Charge                                              1.50%
    Joint/Spousal Life Option Charge                                       1.50%
  The Hartford's Lifetime Income Builder Portfolios (6)(7)
    Single Life Option Charge                                              1.50%
    Joint/Spousal Life Option Charge                                       1.50%

(2)  Fee waived if Contrat Value is $50,000 or more on your Contract
     Anniversary.

(3) This total only reflects the MAV/MAV Plus Charge and does not include any charge as a percentage of Payment Base.

(4) Charge deducted on each Contract Anniversary and when you fully Surrender your Contract.

(5) Please see the Definitions section and Appendices D - F for more information describing the Payment Base.

(6) Current rider charge for The Hartford's Lifetime Income Builder II is 0.75%. Current charges for The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios (Single and Joint/Spousal Options) are 1.50% (currently waived to 0.85% and 1.15%, respectively).

(7)  You may not own more than one of these optional riders at the same time.

6

-------------------------------------------------------------------------------

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.48%              1.41%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses) (8)


(8) Please see Appendix C for additional information.

THE FOLLOWING TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. AS A RESULT, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND. THE INFORMATION PRESENTED, INCLUDING ANY EXPENSE REIMBURSEMENT ARRANGEMENTS, IS BASED ON PUBLICLY-AVAILABLE INFORMATION AND IS QUALIFIED IN ITS ENTIRETY BY THE THEN CURRENT PROSPECTUS FOR EACH UNDERLYING FUND. THESE EXPENSES MAY VARY FROM YEAR TO YEAR.

                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END
                        (As a percentage of net assets)


                                                             DISTRIBUTION                           ACQUIRED
                                                                AND/OR                                FUND
                                           MANAGEMENT      SERVICE (12B-1)         OTHER            FEES AND
UNDERLYING FUND:                              FEE               FEES*             EXPENSES          EXPENSES
----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS
 Invesco V.I. International Growth
  Fund - Series II                            0.71%              0.25%              0.33%             0.02%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS Balanced Wealth
  Strategy Portfolio - Class B                0.55%              0.25%              0.15%               N/A
 AllianceBernstein VPS International
  Value Portfolio - Class B                   0.75%              0.25%              0.08%               N/A
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Contrafund(R)
  Portfolio - Service Class 2                 0.56%              0.25%              0.11%               N/A
 Fidelity(R) VIP Mid Cap Portfolio -
  Service Class 2                             0.56%              0.25%              0.12%               N/A
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund -
  Class 4                                     0.45%              0.35%              0.02%               N/A
 Franklin Small Cap Value Securities
  Fund - Class 4                              0.52%              0.35%              0.18%             0.03%
 Mutual Global Discovery Securities
  Fund - Class 4                              0.80%              0.35%              0.26%               N/A
 Mutual Shares Securities Fund - Class
  4                                           0.60%              0.35%              0.18%               N/A
 Templeton Global Bond Securities Fund
  - Class 4                                   0.47%              0.35%              0.07%               N/A
 Templeton Growth Securities Fund -
  Class 4                                     0.75%              0.35%              0.04%               N/A
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund - Class IA                             0.61%                N/A              0.05%               N/A
HARTFORD SERIES FUND, INC.
 American Funds Bond HLS Fund - Class
  IB                                          0.50%              0.25%              0.03%               N/A
 American Funds Global Growth HLS Fund
  - Class IB                                  1.00%              0.25%              0.07%               N/A
 American Funds Global Small
  Capitalization HLS Fund - Class IB          0.80%              0.25%              0.05%               N/A
 American Funds Growth HLS Fund -
  Class IB                                    0.75%              0.25%              0.03%               N/A
 American Funds Growth-Income HLS Fund
  - Class IB                                  0.70%              0.25%              0.03%               N/A
 American Funds International HLS Fund
  - Class IB                                  0.85%              0.25%              0.03%               N/A
 Hartford Capital Appreciation HLS
  Fund - Class IA                             0.63%                N/A              0.05%               N/A

                                             TOTAL           CONTRACTUAL           NET TOTAL
                                             ANNUAL           FEE WAIVER             ANNUAL
                                           OPERATING        AND/OR EXPENSE         OPERATING
UNDERLYING FUND:                            EXPENSES        REIMBURSEMENT           EXPENSES
--------------------------------------  ----------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS
 Invesco V.I. International Growth
  Fund - Series II                            1.31%                N/A              1.31%  (1)
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS Balanced Wealth
  Strategy Portfolio - Class B                0.95%                N/A              0.95%
 AllianceBernstein VPS International
  Value Portfolio - Class B                   1.08%                N/A              1.08%
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Contrafund(R)
  Portfolio - Service Class 2                 0.92%                N/A              0.92%  (2)
 Fidelity(R) VIP Mid Cap Portfolio -
  Service Class 2                             0.93%                N/A              0.93%
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund -
  Class 4                                     0.82%                N/A              0.82%
 Franklin Small Cap Value Securities
  Fund - Class 4                              1.08%              0.02%              1.06%  (3)
 Mutual Global Discovery Securities
  Fund - Class 4                              1.41%                N/A              1.41%
 Mutual Shares Securities Fund - Class
  4                                           1.13%                N/A              1.13%
 Templeton Global Bond Securities Fund
  - Class 4                                   0.89%                N/A              0.89%
 Templeton Growth Securities Fund -
  Class 4                                     1.14%                N/A              1.14%
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund - Class IA                             0.66%                N/A              0.66%
HARTFORD SERIES FUND, INC.
 American Funds Bond HLS Fund - Class
  IB                                          0.78%              0.25%              0.92%  (4)(5)(6)
 American Funds Global Growth HLS Fund
  - Class IB                                  1.32%              0.75%              1.13%  (4)(5)(6)
 American Funds Global Small
  Capitalization HLS Fund - Class IB          1.10%              0.55%              1.31%  (4)(5)(6)
 American Funds Growth HLS Fund -
  Class IB                                    1.03%              0.50%              0.88%  (4)(5)(6)
 American Funds Growth-Income HLS Fund
  - Class IB                                  0.98%              0.45%              0.82%  (4)(5)(6)
 American Funds International HLS Fund
  - Class IB                                  1.13%              0.60%              1.07%  (4)(5)(6)
 Hartford Capital Appreciation HLS
  Fund - Class IA                             0.68%                N/A              0.68%

-------------------------------------------------------------------------------


                                                             DISTRIBUTION                           ACQUIRED
                                                                AND/OR                                FUND
                                           MANAGEMENT      SERVICE (12B-1)         OTHER            FEES AND
UNDERLYING FUND:                              FEE               FEES*             EXPENSES          EXPENSES
----------------------------------------------------------------------------------------------------------------
 Hartford Dividend and Growth HLS Fund
  - Class IA                                  0.64%                N/A              0.05%               N/A
 Hartford Growth HLS Fund - Class IA          0.79%                N/A              0.06%               N/A
 Hartford International Opportunities
  HLS Fund - Class IA                         0.67%                N/A              0.07%               N/A
 Hartford Money Market HLS Fund -
  Class IA                                    0.40%                N/A              0.08%               N/A
 Hartford Small Company HLS Fund -
  Class IA                                    0.70%                N/A              0.05%               N/A
 Hartford Total Return Bond HLS Fund -
  Class IA                                    0.46%                N/A              0.05%               N/A
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Growth and Income
  Portfolio - Class VC                        0.50%                N/A              0.43%               N/A
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Total Return Series - Service
  Class                                       0.75%              0.25%              0.07%               N/A
 MFS(R) Value Series - Service Class          0.75%              0.25%              0.09%               N/A
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Global Securities Fund/VA
  - Service Shares                            0.64%              0.25%              0.11%               N/A
 Oppenheimer Main Street Fund(R)/VA -
  Service Shares                              0.66%              0.25%              0.12%               N/A
PUTNAM VARIABLE TRUST
 Putnam VT Diversified Income Fund -
  Class IB                                    0.55%              0.25%              0.20%             0.01%
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
 Van Kampen - UIF U.S. Mid Cap Value
  Portfolio - Class II                        0.72%              0.35%              0.30%             0.01%

                                             TOTAL           CONTRACTUAL           NET TOTAL
                                             ANNUAL           FEE WAIVER             ANNUAL
                                           OPERATING        AND/OR EXPENSE         OPERATING
UNDERLYING FUND:                            EXPENSES        REIMBURSEMENT           EXPENSES
--------------------------------------  ----------------------------------------------------------
 Hartford Dividend and Growth HLS Fund
  - Class IA                                  0.69%                N/A              0.69%
 Hartford Growth HLS Fund - Class IA          0.85%                N/A              0.85%
 Hartford International Opportunities
  HLS Fund - Class IA                         0.74%                N/A              0.74%
 Hartford Money Market HLS Fund -
  Class IA                                    0.48%                N/A              0.48%
 Hartford Small Company HLS Fund -
  Class IA                                    0.75%                N/A              0.75%
 Hartford Total Return Bond HLS Fund -
  Class IA                                    0.51%                N/A              0.51%
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Growth and Income
  Portfolio - Class VC                        0.93%                N/A              0.93%
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Total Return Series - Service
  Class                                       1.07%                N/A              1.07%
 MFS(R) Value Series - Service Class          1.09%                N/A              1.09%
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Global Securities Fund/VA
  - Service Shares                            1.00%                N/A              1.00%
 Oppenheimer Main Street Fund(R)/VA -
  Service Shares                              1.03%                N/A              1.03%
PUTNAM VARIABLE TRUST
 Putnam VT Diversified Income Fund -
  Class IB                                    1.01%                N/A              1.01%  (7)
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
 Van Kampen - UIF U.S. Mid Cap Value
  Portfolio - Class II                        1.38%                N/A              1.38%  (8)(9)



* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



NOTES



(1) The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses to 1.45% of average daily net assets.



(2) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90%.



(3) The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.



(4) The Fund's Advisor has entered into a contractual agreement with Hartford Series Fund, Inc. (the "Company") under which it will waive a portion of its advisory fee for such time as the Fund is operated as a feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company. This fee waiver will continue as long as the Fund is part of a master-feeder Fund structure unless the Board of Directors approves a change in or elimination of the waiver. Currently, the Fund waivers are as follows: American Funds Asset Allocation HLS Fund - 0.40%; American Funds Blue Chip Income and Growth HLS
     - 0.50%; American Funds Bond HLS Fund - 0.25%; American Funds Global Bond HLS - 0.50%; American Funds Global Growth and Income HLS - 0.55%; American Funds Global Growth HLS - 0.75%; American Funds Global Small Capitalization HLS Fund - 0.55%; American Funds Growth HLS Fund - 0.50%; American Funds Growth-Income HLS Fund - 0.45%; American Funds International HLS Fund - 0.60%; American Funds New World HLS Fund - 0.85%.



(5) The Class 1 shares of the Master Fund do not have a sales charge (load) or a distribution and service (12b-1) fee.



(6) Because the Fund invests all of its assets in the Master Fund, the Fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund. The amounts shown under "Master Fund Expenses" reflect the operating expenses of the Master Fund, including the advisory fee (before non-contractual fee waiver). The Annual Fund Operating Expense table and the Examples reflect the estimated expenses of both the Feeder Fund and the Master Fund.



(7) Reflects projected expenses under a new management contract effective 1/1/2010, changes in the fund's investor servicing contract and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.



(8) The Ratios of Expenses reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period.



(9) Pursuant to a Plan of Reorganization and upon shareholder approval, the Van Kampen - UIF U.S. Mid Cap Value Portfolio will be merged into Invesco Van Kampen V.I. U.S. Mid Cap Value Fund effective at the close of business on May 28, 2010. If approved, the Van Kampen V.I. U.S. Mid Cap Value Fund is added as an investment option to your Contract and all references to Van Kampen - UIF U.S. Mid Cap Value Portfolio are deleted.

8

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES. LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE INCLUDING THE ELECTION OF THE OPTIONAL MAV/MAV PLUS DEATH BENEFIT AT THE HIGHEST POSSIBLE CHARGE OF .30% AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS OPTIONAL BENEFIT RIDER AT THE HIGHEST POSSIBLE CHARGE OF 1.50%. THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS POSED:

(1) If you Surrender your variable annuity at the end of the applicable time period:


1 year                                                                    $1,218
3 years                                                                   $2,151
5 years                                                                   $2,899
10 years                                                                  $4,684


(2)  If you annuitize at the end of the applicable time period:


1 year                                                                      $278
3 years                                                                   $1,203
5 years                                                                   $2,135
10 years                                                                  $4,496


(3)  If you do not Surrender your variable annuity:


1 year                                                                      $461
3 years                                                                   $1,387
5 years                                                                   $2,320
10 years                                                                  $4,684


FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us. See Appendix B - Accumulation Unit Values for additional information. You can find financial statements for us and the Separate Account in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your Registered Representative or contact us.

AVAILABLE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting at the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.


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                                                                           9

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3. GENERAL INFORMATION

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States, Puerto Rico and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York, Puerto Rico and the District of Columbia. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

We set aside and invest the assets of some of our annuity contracts, including this Contract, in a Separate Account. These Separate Accounts are registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of "Separate Account" under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate
Accounts:

- Hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Are not subject to the liabilities arising out of any other business we may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

- Are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.

- May be subject to liabilities from a Sub-Account of a Separate Account that holds assets of other variable annuity contracts offered by a Separate Account, which are not described in this prospectus.

- Are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of any Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The Funds available for investment are described in Appendix C. These are not the same mutual funds that you can buy through your stockbroker even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution fees and operating expenses. PLEASE CONTACT US TO OBTAIN A COPY OF THE PROSPECTUSES FOR EACH FUND. READ THESE PROSPECTUSES CAREFULLY BEFORE INVESTING. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all variations of this Contract.

MIXED AND SHARED FUNDING - Fund shares may be sold to our other separate accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and other contract owners investing these Funds. If a material conflict arose, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund.

VOTING RIGHTS - We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

10

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-   Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS - Subject to any applicable law, we may make certain changes to the underlying funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Contract Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES - We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider revenue sharing payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Contract. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.


As of December 31, 2009, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Branch Banking & Trust Company, Columbia Management Distributors, Inc. Evergreen Investment Services Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, The Huntington Funds, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Merrill Lynch Asset Management & Princeton Funds Distributor, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, MTB Investment Advisors, Inc., JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, Ridgeworth Capital Management, Inc. UBS Financial Services, Inc., Van Kampen Life Investment Trust & Van Kampen Asset Management, Van Kampen Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.


We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.


Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount of fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees did not exceed 0.50% and 0.35%, respectively, in 2009, and are not expected to exceed 0.50% and 0.35%, respectively, in 2010, of the annual percentage of the average daily net assets (for instance, in 2009, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $85 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2009, revenue sharing and Rule 12b-1 fees did not exceed approximately $117.1 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.

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FIXED ACCUMULATION FEATURE

THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE FIXED ACCUMULATION FEATURE IS NOT OFFERED IN ALL CONTRACTS AND IS NOT AVAILABLE IN ALL STATES.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. Non-forfeiture rates vary from state-to-state. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in, first-out" basis. The Fixed Accumulation Feature interest rates may vary by State.

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Accumulation Feature at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Accumulation Feature available only through enrollment in a program that we establish.

4. PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any CDSC, and Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for any applicable CDSC or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the Fund less the recurring charges at the Separate Account level.

12

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A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

5. THE CONTRACT

A. PURCHASES AND CONTRACT VALUE

WHO CAN BUY THIS CONTRACT?

The Contract is an individual or group tax-deferred variable annuity Contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Section 401(a) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

We no longer accept any incoming 403(b) exchanges, transfers or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan.

Not all forms of contracts may be available through your Registered Representative or from each issuing company.

HOW DO YOU PURCHASE A CONTRACT?

You may only purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien (NRA) application submissions require our prior approval.

The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. See the Highlights section for more information. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

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Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash; third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

We will not accept Premium Payments of $1 million or more unless we provide prior approval. We reserve the right to impose special conditions on anyone who seeks our prior approval to purchase a Contract with Premium Payments of $1 million or more. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of your application:

- if you are seeking to purchase a Contract with an initial Premium Payment of $1 million or more;

- if total Premium Payments aggregated by social security number or taxpayer identification number equal $1 million or more; and

-   for all applications where the Owner or joint Owner are non-resident aliens.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.


It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.


CAN YOU CANCEL YOUR CONTRACT AFTER YOU PURCHASE IT?

Yes. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Day we receive your request to cancel and will refund any sales or Contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

HOW ARE PREMIUM PAYMENTS APPLIED TO YOUR CONTRACT?

Your initial Premium Payment will usually be invested within two Valuation Days of our actual receipt in-hand at our Administrative Office of both a properly completed application or order request and the Premium Payment; both being in good order. If we receive your subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payments.

If the request or other information accompanying the initial Premium Payment is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Administrative Office) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your Financial Intermediary has completed a suitability review. We will then consider if your investment is in good order. The suitability and good order process can take up to 17 Business Days from the date when you leave your Premium Payment with your Registered Representative. During this period, Premium Payments will not be applied to your Contract. You will not earn any interest on Premium Payments even if your Premium Payments have been sent to us or deposited into our bank account. We are not responsible for market losses, gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to unwind a transaction based on their review of your Registered Representative's recommendations. Your Financial Institution, and we, may directly or indirectly earn income on your Premium Payments. These circumstances represent a conflict of interest. For more information, contact your Registered Representative.

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HOW IS THE VALUE OF YOUR CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT
DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature, if applicable, and all Funds. There are two things that affect your Contract Value:
(1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.

When Premium Payments are credited to your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting partial or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; reduced by

- The net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

- Contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, divided by the number of days in the year multiplied by the number of days in the Valuation period.

We will send you a statement at least annually.

WHAT OTHER WAYS CAN YOU INVEST?

You may enroll in the following features (sometimes called a "Program") for no additional fee. Not all Programs are available with all Contract variations.

-   INVESTEASE(R)

This electronic funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund. You can not use this Program to invest in the DCA Plus Programs.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Some asset allocation models are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. Other asset allocation models focus on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.

You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.

You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain guaranteed minimum withdrawal benefits.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

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                                                                          15

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While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

-   ASSET REBALANCING

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   DOLLAR COST AVERAGING

We offer three dollar cost averaging programs:

       -   DCA Plus

       -   Fixed Amount DCA

       -   Earnings/Interest DCA

DCA Plus - These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date the request for the program is received. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect either the "12-Month Transfer Program" or the "6-Month Transfer Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 12 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 12 month period. You must make at least 7 but no more than 12 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 6 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 6 month period. You must make at least 3 but no more than 6 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made in a month (or other interest rate effective period) other than your last program investment are considered a separate rate lock program investment. You can invest in up to 5 different rate lock programs at one time.

- You must invest at least $5,000 in each rate lock program ($1,000 for qualified plan transfers or rollovers, including IRAs). We may pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions. This minimum amount applies to the initial and all subsequent Premium Payments in a given rate lock program.

- Pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions in good order.

- If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is active on the contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is not active on the contract, but is the future investment allocation and a Static Model Portfolio Plan is active on the contract, we will set up the new Program to move funds to the Static Model Portfolio Plan. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive in good order enrollment instructions within the 15 day timeframe noted above, we will refund the Program payment for further instruction.

- If your Program payment is less than the required minimum amount, we will invest into the destination funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the

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16

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  contract, we will apply the payment to the destination funds of the current
  DCA Plus program. Otherwise, we will contact your investment professional to obtain further investment instructions.

- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Funds decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.

Fixed Amount DCA - This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

Earnings/Interest DCA - This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

-   AUTOMATIC INCOME PROGRAM

This systematic withdrawal feature allows you to make partial Surrenders up to 10% of your total Premium Payments or, if an optional withdrawal benefit is elected, up to the allowable limit under the rider, each Contract Year without a CDSC, if applicable. You can designate the Funds to be surrendered from and also choose the frequency of partial Surrenders (monthly, quarterly, semiannual, or annually). The minimum amount of each Surrender is $100. Amounts taken under this program will count towards the Annual Withdrawal Amount (AWA) and rider limit, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. You may satisfy Code Section 72(t)/(q) requirements by enrolling in this program. Please see sections 8 and 9 for more information about the tax consequences associated with your Contract. Your level of participation in this program may result in your exceeding permissible withdrawal limits under certain optional withdrawal riders.

OTHER PROGRAM CONSIDERATIONS

-   You may terminate your enrollment in any Program at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund - then your allocations will be directed to the surviving Fund; or

       - any Fund is liquidated - then your allocations to that Fund will be directed to any available money market Fund.

- You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait six months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

- Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses

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  can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular Fund, see that Fund's prospectus.

- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

- These Programs may be modified, terminated or adversely impacted by the imposition of Fund trading policies.

CAN YOU TRANSFER FROM ONE FUND TO ANOTHER?

Yes. During those phases of your Contract when transfers are permissible, you may make transfers between Funds according to the following policies and procedures, as they may be amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Contract Value more than once a Valuation Day.

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18

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EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                            PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth         Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any              Yes
number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts           Yes
to any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth          No
Sub-Account and then, before the end of that same Valuation
Day, transfer the same $10,000 from the growth Sub-Account
to an international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant an exception to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

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                                                                          19

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POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS

Except as otherwise provided, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:

- 30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary or Contract issue date or the largest sum of your prior transfers. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. These restrictions also apply to systematic transfers except for certain programs specified by us. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer any amount up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Values in the Fixed Accumulation Feature to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

20

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TELEPHONE AND INTERNET TRANSFERS - Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY - You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you.

B. CHARGES AND FEES

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge of 0.80% for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk - There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense Risk - We also bear an expense risk that the CDSCs, if applicable, and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat $30 fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

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We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include Contracts from our Putnam Hartford line of variable annuity Contracts with the Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

We apply a daily administration charge of 0.20% against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above.

PREMIUM TAXES


We deduct premium taxes imposed on us by a state or other government agency. Some states collect these taxes when Premium Payments are made; others collect at Annuitization. Since we pay premium taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The premium tax rate varies by state or municipality and currently ranges from 0% - 3.5%.


SALES CHARGES

This charge is designed to recover the expense of distributing the Contracts that are surrendered before distribution expenses have been recouped from revenue generated by these Contracts. Core, Outlook and Plus Contracts are each subject to a CDSC schedule. Each Premium Payment has its own CDSC schedule. Only amounts invested for less than the requisite holding period are subject to a CDSC. When a CDSC is applicable, only Surrenders in excess of the Annual Withdrawal Amount (AWA) will be subject to a CDSC. A CDSC will not exceed your total Premium Payments. After the AWA deduction, surrenders will then be taken:

1st - from earnings,

2nd - from Premium Payments not subject to a CDSC,

3rd - from Premium Payments subject to a CDSC on a first-in-first-out basis, and,

4th - from Payment Enhancements (Plus Contracts only).

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CDSC:

- Annual Withdrawal Amount (AWA) - During the Contract Years when a CDSC applies, you may take partial Surrenders up to 10% of the total Premium Payments otherwise subject to a CDSC. The AWA is calculated by multiplying total Premium Payments by 10%. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

- Benefit Payments or Lifetime Benefit Payments that may exceed the AWA under any optional benefit rider.

- If you are a patient in a certified long-term care facility or other eligible facility - We will waive any CDSC for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

X facility recognized as a general hospital by the proper authority of the state in which it is located or the Joint Commission on the Accreditation of Hospitals;

X  facility certified as a hospital or long-term care facility; or

X nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

    For this waiver to apply, you must:

       -   have owned the Contract continuously since it was issued,

       -   provide written proof of your eligibility satisfactory to us, and

       - request the Surrender within 90 calendar days after the last day that you are an eligible patient in a recognized facility or nursing home.

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22

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  This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver may not be available in all states.

- Upon death of the Annuitant or any Contract Owner(s) - No CDSC will be deducted if the Annuitant or any Contract Owner(s) dies.

- Upon Annuitization - The CDSC is not deducted when you annuitize the Contract. However, we will charge a CDSC if the Contract is Surrendered during the CDSC period under an Annuity Payout Option which allows Surrenders.

- For Required Minimum Distributions (RMDs) - This allows Annuitants who are age 70 1/2 or older, with a Contract held under an IRA, to Surrender an amount equal to the RMD for the Contract without a CDSC for one year's RMD for that Contract Year. All requests for RMDs must be in writing.

- For substantially equal periodic payments - We will waive the CDSC if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period - No CDSC will be deducted if you cancel your Contract during the Right to Cancel Period.

- Exchanges - As an accommodation, we may, in our sole discretion, credit the time that you held an annuity previously issued by us against otherwise applicable CDSCs.

- Settlements - We may, in our sole discretion, waive or time-credit CDSCs in connection with the settlement of disputes or if required by regulatory authorities.

CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses - The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses and the Synopsis.

REDUCED FEES AND CHARGES

We may offer, in our discretion, reduced fees and charges including, but not limited to, CDSCs, the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

C. SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

BEFORE THE ANNUITY COMMENCEMENT DATE:

Full Surrenders - When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, CDSCs, a pro-rated portion of optional benefit charges, if applicable, and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

Partial Surrenders - You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable CDSC. You can ask us to deduct the CDSC from the amount you are Surrendering or from your remaining Contract Value. If we deduct the CDSC from your remaining Contract Value, that amount will also be subject to CDSC. This is our default option.

Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 7(b) (State Variations) for additional details.

There are several restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender.

See section 6 and Appendices D - F for information regarding the impact of Surrenders to Death Benefits and optional benefits.

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                                                                          23

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AFTER THE ANNUITY COMMENCEMENT DATE:

Full Surrenders - You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable CDSCs. The Commuted Value is determined on the day we receive your written request for Surrender.

Partial Surrenders - Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 7(b) (State Variations) for additional details.

We will deduct any applicable CDSCs.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO YOU REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone or on the Internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

Written Requests - To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.


You may submit this form via facsimile.


If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from; otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.

Telephone Requests - To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on telephone Surrenders.

Internet Requests - To request a partial Surrender by internet; we must have received your completed Internet Partial Withdrawal Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept internet instructions for partial Surrenders from either Owner. Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on Internet Surrenders.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

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24

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Telephone and Internet Surrender instructions received before the end of a
Valuation Day will be processed on that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.

Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone and Internet.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders. If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.

More than one Contract issued in the same calendar year - If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

D. ANNUITY PAYOUTS

When you "annuitize" your Contract, you begin the process of converting Accumulation Units in what is known as the "payout phase." The payout phase starts with your Annuity Commencement Date and ends when we make the last payment required under your Contract. You should answer the following questions:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

WHEN DO YOUR ANNUITY PAYOUTS BEGIN?

Your Annuity Commencement Date cannot be earlier than:

X  2nd Contract Anniversary - if choosing a fixed dollar amount Annuity Payout

X  Immediately - if choosing a variable dollar amount Annuity Payout or be later than:

X Annuitant's 90th birthday (or if the Contract Owner is a Charitable Remainder Trust, the Annuitant's 100th birthday)

X  10th Contract Year (subject to state variation)

X The Annuity Commencement Date stated in an extension request (subject to your Financial Intermediary's rules for granting extension requests) received by us not less than 30 days prior to a scheduled Annuity Commencement Date

We reserve the right, in our sole discretion, to refuse to extend your Annuity Commencement Date regardless of whether we may have granted extensions in the past to you or other similarly situated investors. In certain instances, a Financial Intermediary has asked us to prohibit Annuity Commencement Date extensions for their customers when the Annuitant turns age 95. Please ask your Registered Representative whether you are affected by any such prohibition and make sure that you fully understand the implications this might have in regard to your living and Death Benefits.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

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                                                                          25

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1. LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

2. LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

3. LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

4. JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

5. JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

6. PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CDSC, IF APPLICABLE, MAY BE DEDUCTED.

For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.


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AUTOMATIC ANNUITY PAYOUTS

If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

1. FIXED DOLLAR AMOUNT ANNUITY PAYOUTS

Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

2. VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS

Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

-   the Assumed Investment Return ("AIR").

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.

The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.

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You can select one of the following AIRs offered, subject to state variations:

          ANNUITY                ANNUITY                ANNUITY
 AIR    UNIT FACTOR     AIR    UNIT FACTOR     AIR    UNIT FACTOR
-------------------------------------------------------------------
 3%      0.999919%      5%      0.999866%      6%      0.999840%

The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with applicable transfer restriction policies.

3. COMBINATION ANNUITY PAYOUT

You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

E. STANDARD DEATH BENEFITS

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts. This Death Benefit is the higher of Contract Value or total Premium Payments adjusted for partial Surrenders. We calculate the Death Benefit when, and as of the date that, we receive a certified death certificate or other legal document acceptable to us. The standard Death Benefit is issued at no additional cost. The standard Death Benefit is replaced in certain optional benefits. Terms and titles used in riders to your Contract may differ from those used in this prospectus.

The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

ADJUSTMENTS FOR SURRENDERS

We calculate the adjustment to your aggregate Premium Payments or any Surrenders by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. For any partial Surrender that causes cumulative partial Surrenders during the Contract Year to exceed 10% of Premium Payments, the adjustment is the dollar amount of the partial Surrender that does not exceed 10% of Premium Payments, and the adjustment for the remaining portion of the partial Surrender is a factor applied to the portion of Premium Payments that exceed 10% of Premium Payments, as follows:

1 - (A/(B-C)) where:

A = partial Surrenders during the Contract Year in excess of 10% of Premium Payments.
B =    Contract Value immediately prior to the partial Surrender.
C = 10% of Premium Payments less any partial Surrenders during the Contract Year. If C results in a negative number, C becomes zero.


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For partial Surrenders during each Contract Year that are entirely in excess of
10% of Premium Payments, the adjustment is a factor applied to adjusted Premium Payments immediately before the Surrender as follows:

1 - (A/B) where:

A = partial Surrenders during the Contract Year in excess of 10% of Premium Payments.
B =    Contract Value immediately prior to the partial Surrender.

A partial Surrender that exceeds 10% will cause a proportionate reduction in your Death Benefit. See Examples 1 and 2 under Standard Death Benefit in Appendix A.

ADDITIONAL INFORMATION ABOUT DEATH BENEFITS


We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed:



    a. the aggregate Premium Payments, modified by adjustments for partial Surrenders under applicable contracts and riders; or



    b.  the aggregate Contract Value plus $1 million.



Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.


HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable by us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.

If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Surrenders without paying CDSCs, if any. We reserve the right to inform the IRS in the event that we believe that any Beneficiary has intentionally delayed delivering proper proof of death in order to circumvent applicable Code proceeds payment duties. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect the Single Life Expectancy Only option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.


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If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

Alternatives to the Required Distributions - The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

Spousal Contract Continuation - If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the Contract may continue with the Spouse as Owner through a Spousal Contract continuation election, unless the Spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. If the Contract continues with the Spouse as Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract. If you do not name another Beneficiary at the time of continuation, the Beneficiary will default to your estate.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives the payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Owner           Designated Beneficiary receives the
                                                                                    payout at death, if any.


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These are the most common scenarios. Some of the Annuity Payout Options may not result in a payout at death.

6. OPTIONAL DEATH BENEFITS

a. MAV PLUS

OBJECTIVE

Refund net Premium Payments as well as some percentage of any Contract Value gains.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

The Death Benefit will be the greater of the standard Death Benefit and MAV Plus Death Benefit. If you also elect any optional benefit rider, the Death Benefit will be the greater of such optional rider and this rider.

The MAV Plus Death Benefit is the greatest of A, B, C or D, WHERE:

A =    Contract Value on the date we receive due proof of death.

B = Total Premium Payments adjusted for any partial Surrenders (see clause D below for a description of this adjustment).

C = Maximum Anniversary Value - The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments: (a) Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and (b) Anniversary Value is adjusted for any partial Surrenders since the Contract Anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

        We calculate the adjustment to your Maximum Anniversary Value for any Surrenders by reducing your Maximum Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Maximum Anniversary Value proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender. Please refer to the examples in Appendix A for illustrations of this adjustment.

        For any partial Surrender that causes cumulative partial Surrenders during the Contract Year to exceed 10% of Premium Payments, the adjustment is first made on a dollar-for-dollar basis up to 10% of Premium Payments and then the adjustment with respect to the amounts over 10% of Premium Payments is based on the following formulas:

        1 - (A/(B - C)) where:

        A = partial Surrenders during the Contract Year in excess of 10% of Premium Payments.

        B = Contract Value immediately prior to the partial Surrender.

        C = 10% of Premium Payments less any partial Surrenders during the Contract Year. If C results in a negative number, C becomes zero.

        For partial Surrenders during each Contract Year that are entirely in excess of 10% of Premium Payments, the adjustment is a factor applied to adjusted Premium Payments immediately before the Surrender as follows:

        1 - (A/B) where:

        A = partial Surrenders during the Contract Year in excess of 10% of Premium Payments.

        B = Contract Value immediately prior to the partial Surrender.

        Please refer to the examples in Appendix A for illustrations of this adjustment.

D = Earnings Protection Benefit - The Earnings Protection Benefit depends on the age of you and/or your Annuitant on the date this rider is added to your Contract.

        - If each is aged 69 or younger, the Death Benefit is the Contract Value on the date we receive due proof of death plus 40% of the lesser of Contract gain on that date and the cap.

        - If you and/or your Annuitant are age 70 or older on the date this rider is added to your Contract, the benefit is the Contract Value on the date we receive due proof of death plus 25% of the lesser of Contract gain on that date and the cap.

        We determine Contract gain by subtracting your Contract Value on the date you added this rider from the Contract Value on the date we receive due proof of death. We then deduct any Premium Payments and add adjustments for any partial Surrender made during that time. We make an adjustment for partial Surrenders if the amount of Surrender is greater than the Contract gain immediately prior to the Surrender. The adjustment is the difference between the two, but not less than zero.


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        The Contract gain that is used to determine your Death Benefit has a limit or cap. The cap is 200% of the following:

        - the Contract Value on the date this rider was added to your Contract; plus

        - Premium Payments made after this rider was added to your Contract, excluding any Premium Payments made within 12 months of the date we receive due proof of death; minus

        -    any adjustments for partial Surrenders.

        If you elect MAV Plus, the Death Benefit will be the greater of the standard Death Benefit and the MAV Plus Death Benefit.

WHEN CAN YOU BUY THIS RIDER?

You may elect this rider only at the time of issue and once you do so, your choice is irrevocable. You may not choose this optional Death Benefit if the Owner(s) and/or Annuitant are age 76 or older on the Contract issue date. In states where the MAV Plus Death Benefit is not available, we offer the "Maximum Anniversary Value (MAV) Death Benefit" for the same additional fee. The MAV Death Benefit is the same as the MAV Plus Death Benefit but excludes the Earnings Protection Benefit.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

No.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Contract Value and is deducted daily. The charge for this rider continues to be deducted until we begin to make Annuity Payouts.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

No. This rider is not affected by the Benefit Amount or Payment Base.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Surrenders will reduce the MAV Plus Death Benefit and will be subject to CDSCs, if any.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes, including any assignment of your Contract to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.


Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.


CAN YOUR SPOUSE CONTINUE YOUR CONTRACT RIGHTS?

Yes. If your Spouse continues the Contract as Owner, we will use the date the Contract is continued with your Spouse as Owner as the effective date this rider was added to the Contract. This means we will use the date the Contract is continued with your Spouse as Owner as the effective date for calculating this Death Benefit going forward. The percentage used for this Death Benefit will be determined by the oldest age of any remaining joint Owner or Annuitant at the time the Contract is continued. Spousal Contract continuation can apply once during the term of this Contract.


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WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider will be terminated and the fee will no longer be assessed.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

CAN WE AGGREGATE CONTRACTS?


Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed:



    a. the aggregate Premium Payments, modified by adjustments for partial Surrenders under applicable contracts and riders; or



    b.  the aggregate Contract Value plus $1 million.



Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.


OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is not available in all states or is named differently in those states.

- If your Contract has no gain, your Beneficiary will receive no additional benefit.

- A Death Benefit is paid to Beneficiaries upon the death of the Annuitant or any Owner, whichever occurs first.

- This rider may be used to supplement Death Benefits in other optional riders. In certain instances, however, this additional Death Benefit coverage could be superfluous.

-   Annuitizing your Contract will cause this rider to terminate.

7. MISCELLANEOUS

A. GLOSSARY

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: Retirement Division, P.O. Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, as adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual charge deducted on a Contract Anniversary or upon full Surrender. The charge is deducted proportionately from each Sub-Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a CDSC. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

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                                                                          33

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ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity
Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner and Annuitant as the case may be.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

COVERED LIFE: The governing life or lives used for determining the Lifetime Withdrawal Feature under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

ELIGIBLE WITHDRAWAL YEAR: As used in The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II, any Contract Year following the Relevant Covered Life's 60th birthday.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. Not all forms of Contracts we offer contain a Fixed Accumulation Feature.

FUND: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select a "Sub-Account".

GENERAL ACCOUNT: The General Account includes our company assets, including any money you may have invested in the Fixed Accumulation Feature, if available.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.


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LIFETIME BENEFIT PAYMENT: The maximum guaranteed amount that can be withdrawn each year pursuant to The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios. A Lifetime Benefit Payment constitutes a partial Surrender. Withdrawals taken prior to an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and Lifetime Income Builder II) or prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios) are excluded from this definition. For the purposes of The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Builder Selects, a Lifetime Benefit Payment is the greater of (a) your Withdrawal Percent multiplied by your Payment Base (sometimes referred to as "Guaranteed Withdrawal") or (b) your Withdrawal Percent multiplied by your Contract Value as of the relevant measuring point (sometimes referred to as "Withdrawal Available").

LIFETIME INCOME ELIGIBILITY DATE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the date the relevant Covered Life attains age 59 1/2, at which point Lifetime Benefit Payments can begin.

LIFETIME WITHDRAWAL FEATURE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, a series of Lifetime Benefit Payments in each Contract Year following the Lifetime Income Eligibility Date.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and partial Withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

MAXIMUM CONTRACT VALUE: The greatest of: (i) the Contract Value on the rider issue date, plus Premium Payments received after such date or (ii) the Contract Value on each subsequent Contract Anniversary, excluding the current Contract Anniversary, plus Premium Payments received after such Contract Anniversary date.

MINIMUM CONTRACT VALUE: Subject to state variations, the Minimum Contract Value we establish from time to time.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

1933 ACT: The Securities Act of 1933, as amended.

1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT BASE: The amount used to determine the Lifetime Benefit Payments for The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios. The Payment Base may be subject to automatic annual Payment Base increases when The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios has been elected. In The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios Payment Base excludes any Employee Gross-Up. Your initial Payment Base equals your initial Premium Payment except in regard to a company-sponsored exchange program.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract (not taking into consideration any applicable front end charges, Payment Enhancements, etc.).

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

RELEVANT COVERED LIFE: When the Single Life option is chosen, the Relevant Covered Life will be based on the attained age of the oldest Contract Owner(s) if the Contract Owner is a natural person or the Annuitant(s) if the Contract Owner is not a natural person. When the Joint/Spousal Option is chosen, however, the Relevant Covered Life will be based on the attained age of the youngest Contract Owner and his or her Spouse if the Contract Owner is a natural person or the Annuitant if the Contract Owner is not a natural person. As used herein, "attained age" means the chronological age of the Relevant Covered Life as of the applicable measuring point.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code.

SUB-ACCOUNT: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your "Sub-Account".

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

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SURRENDER VALUE: The amount we pay you if you terminate your Contract before the
Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).

THRESHOLD: For the purposes of The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the amount used to determine the change in the Payment Base following a partial Surrender in any Contract Year that is not an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or any Contract Year that is prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios). For the purposes of these optional riders, the percentage used to determine your Threshold amount is 5% (Single Life Election) or 4.5% (Joint/Spousal Election) of the Payment Base.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR: Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company, as the case may be.

WITHDRAWAL PERCENT: The multiplier used in calculating Lifetime Benefit Payments under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Portfolios.

YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.

B. STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.

ALABAMA - The Fixed Accumulation Feature is not available. The DCA Plus Fixed Accumulation Feature is available.

CALIFORNIA - If you are 60 years old or older you must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options. Under the Senior Protection Program, we will allocate your initial Premium Payment to a money market Fund for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions. If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus, the Static Asset Allocation Models and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a money market Fund unless you direct otherwise. You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account Value from a money market Fund to another investment option. When you terminate your participation in the Senior Protection Program you may reallocate your Contract Value in the Program to other investment options; or we will automatically reallocate your Account Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested.

CONNECTICUT - The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, contract aggregation provisions do not apply. A state recognized civil union partner who is the designated beneficiary may exercise contract continuation privileges if and when the Code is amended to recognize such "spouses" as meeting federal tax distribution requirements (under current tax law, a "spouse" is limited to married people of the opposite sex).

FLORIDA - The limit on Death Benefits imposed when aggregate Premium Payments total $5 million or more does not apply. The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, contract aggregation provisions do not apply.

GEORGIA - The Hartford's Lifetime Income Builder Selects is referred to as the Guaranteed Withdrawal and Death Benefit Rider (Limited Automatic Increase Feature) in your Contract. The Hartford's Lifetime Income Builder Portfolios is referred to as Guaranteed Withdrawal and Death Benefit Rider (Unlimited Automatic Increase Feature).

ILLINOIS - The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, contract aggregation provisions do not apply. The rider charge for The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder

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Portfolios, are only deducted from the Sub-Accounts. The Fixed Accumulation
Feature is not available if you elect The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios.

MASSACHUSETTS - The Nursing Home Waiver is not available.

MINNESOTA - MAV Plus is not available and the Maximum Anniversary Value (MAV) Death Benefit is offered instead.

NEW HAMPSHIRE - A state recognized civil union partner who is the designated beneficiary may exercise contract continuation privileges if and when the Code is amended to recognize such "spouses" as meeting federal tax distribution requirements (under current tax law, a "spouse" is limited to married people of the opposite sex).

NEW JERSEY - The only AIRs available are 3% and 5%. The investment restrictions and the contract aggregation provisions of The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios and The Hartford's Lifetime Income Foundation are not applicable. The Nursing Home Waiver is not available. A state recognized civil union partner who is the designated beneficiary may exercise contract continuation privileges if and when the Code is amended to recognize such "spouses" as meeting federal tax distribution requirements (under current tax law, a "spouse" is limited to married people of the opposite sex).

NEW YORK - A Contract may not be issued by Hartford Life and Annuity Insurance Company in New York. The rider charge for The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, are only deducted from the Sub-Accounts. The Minimum Contract Value is $1,000 after any Surrender. The minimum monthly Annuity Payout is $20. MAV Plus is not available. The Maximum Anniversary Value (MAV) Death Benefit is offered instead. The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. The only AIRs available are 3% and 5%.

OKLAHOMA - The only AIRs available are 3% and 5%.

OREGON - We will accept subsequent Premium Payments during the first three Contract Years. Owners may only sign up for DCA Plus Programs that are 6 months or longer. You may not choose a fixed dollar amount Annuity Payout. The Life Annuity with a Cash Refund Annuity Payout Option is not available. The only AIRs available are 3% and 5%.

PENNSYLVANIA - The Nursing Home Waiver minimum confinement period is changed from 180 days to 90 days. You may not choose a fixed dollar amount Annuity Payout. The Life Annuity with a Cash Refund Annuity Payout Option is not available.

WASHINGTON - MAV Plus is not available. Maximum Anniversary Value (MAV) Death Benefit is offered instead. In any year when no Premium Payment is paid into the Fixed Accumulation Feature, any pro-rata portion of the fee taken from the Fixed Accumulation Feature will be limited to interest earned in excess of the 3% for that year. The Fixed Accumulation is not available if you elect The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation. The rider charge for The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation is only deducted from the Sub-Accounts.

C. MORE INFORMATION

OWNERSHIP CHANGES - We reserve the right to approve all ownership changes, including any assignment of your Contract (or any benefits) to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the applicable Death Benefit. We will adjust the Contract Value in these circumstances to equal the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the applicable Death Benefit as a lump sum payment. This privilege will only apply once for each Contract.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

ASSIGNMENT - A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame. Please consult a qualified tax adviser before assigning your Contract.

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SPECULATIVE INVESTING - Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. By purchasing this Contract you represent and warrant that you are not using this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

CONTRACT MODIFICATION - We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined. Any modifications to the Contract will be filed with each state in which the Contract is for sale. Contract changes will be communicated to Contract Owners through regular mail as an endorsement to their Contract.

MEDICAID BENEFITS - Medicaid is a program that covers most medical costs, including nursing home and home care for the elderly and certain persons with disabilities. To qualify, individuals must meet both income and resource tests. Subject to state law, income tests measure whether earned and unearned income such as benefit payments exceeds predetermined monthly caps. Resource tests look to the value of countable assets such as this Contract. Medicaid also allows the costs of benefits such as nursing home care, home and community based services, and related hospital prescription drug services to be recaptured from a recipient's estate after their death (or if the recipient has a surviving Spouse, the recapture is suspended until after the death of the recipient's surviving Spouse).

Medicaid estate planning may be important to people who are concerned about long term care costs or the adequacy of their private LTC insurance. Benefits associated with this variable annuity may have an impact on your Medicaid eligibility and the assets considered for Medicaid benefits.

Certain asset and/or trust transfers (or a "spend down" of assets) made to become eligible for Medicaid may trigger periods of potentially unlimited ineligibility and can be considered fraud. Each state examines the financial history of a person to determine whether he or she transferred funds at below market value in order to qualify for Medicaid. These look-back periods are currently 36-months for asset transfers and 60-months for Medicaid exempt trust transfers.

Ownership interests or beneficiary status under this variable annuity can render you or your loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract.

This discussion is intended to provide a very general overview and does not constitute legal advice or in any way suggest that you circumvent these rules. You should seek advice from a competent elder law attorney to make informed decisions about how this variable annuity may affect your plans.

D. LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


Following the New York Attorney General's filing of a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh") in October 2004 alleging that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them, private plaintiffs brought several lawsuits against The Hartford predicated on the allegations in the Marsh complaint, to which The Hartford was not party. Among these is a multidistrict litigation in the United States District Court for the District of New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Company is named in the group benefits products complaint. The complaints assert, on behalf of a putative class of persons who purchased insurance through broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits products complaint, claims under ERISA. The claims are predicated upon allegedly undisclosed or otherwise improper payments of contingent commissions to the broker defendants to steer business to the insurance company defendants. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim and has granted the defendants' motions for summary judgment on the ERISA claims in the group-benefits products complaint. The district court further has declined to exercise supplemental jurisdiction over the state law claims, has dismissed those state law claims without prejudice, and has closed both cases. The plaintiffs have appealed the dismissal of the Sherman Act, RICO and ERISA claims.


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In October 2005, a putative nationwide class action was filed in the United
States District Court for the District of Connecticut against the Company and several of its subsidiaries on behalf of persons who had asserted claims against an insured of a Hartford property & casualty insurance company that resulted in a settlement in which some or all of the settlement amount was structured to afford a schedule of future payments of specified amounts funded by an annuity from a Hartford life insurance company ("Structured Settlements"). The operative complaint alleges that since 1997 the Company has systematically deprived the settling claimants of the value of their damages recoveries by secretly deducting 15% of the annuity premium of every Structured Settlement to cover brokers' commissions, other fees and costs, taxes, and a profit for the annuity provider, and asserts claims under the Racketeer Influenced and Corrupt Organizations Act ("RICO") and state law. The plaintiffs seek compensatory damages, punitive damages, pre-judgment interest, attorney's fees and costs, and injunctive or other equitable relief. The Company vigorously denies that any claimant was misled or otherwise received less than the amount specified in the structured-settlement agreements. In March 2009, the district court certified a class for the RICO and fraud claims composed of all persons, other than those represented by a plaintiffs' broker, who entered into a Structured Settlement since 1997 and received certain written representations about the cost or value of the settlement. The district court declined to certify a class for the breach-of-contract and unjust-enrichment claims. The Company's petition to the United States Court of Appeals for the Second Circuit for permission to file an interlocutory appeal of the class-certification ruling was denied in October 2009. A trial on liability and the methodology for computing class-wide damages is scheduled to commence in September 2010. It is possible that an adverse outcome could have a material adverse effect on the Company's financial condition and consolidated results of operations or cash flows. The Company is defending this litigation vigorously.


E. HOW CONTRACTS ARE SOLD


We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.



HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principle underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2009. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


Core Contracts may be sold directly to the following individuals free of any commission ("Employee Gross-Up"): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

-   COMMISSIONS

Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.


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Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

-   ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
---------------------------------------------------------------------------------------------------------------------------------
Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Support                           Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                        Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.


As of December 31, 2009, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Allen & Company of Florida, Inc., AMTrust Investment Svcs Inc., Associated Securities Corp., Banc of America Investment Services Inc., Bancwest Investment Services, Inc., BBVA Compass Inv. Solutions, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., CCO Investment Services Corp., Citigroup Global Markets, Inc., Colonial Brokerage, Inc., Comerica Securities, Inc., Commonwealth Financial Network, Compass Brokerage, Inc., Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP, Edward D. Jones & Co., LLP, Fifth Third Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., Great American Advisors, Inc., H. Beck, Inc., H.D. Vest Investment Services, Harbour Investments, Inc., Heim, Young & Associates, Inc., Huntington Investment Company, Infinex Investment, Inc., ING Advisors Network, (Financial Network Investment Corp., ING Financial Partners, Multi-Financial Securities Corp., Primevest Financial Services, Inc.,), Inter-Securities Inc., Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, Janney Montgomery Scott, Inc., Key Investment Services, Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Keegan & Company, Inc., Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., PNC Investments LLC, Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific Financial LLC, Summit Brokerage Services Inc., Sun Trust Investment Services, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Transamerica Financial Advisors, Inc., Triad Advisors, Inc., U.S. Bancorp Investments, Inc., UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., Uvest


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Financial Services Group Inc., Vanderbilt Securities, LLC, Wachovia Securities,
LLC (various divisions), Waterstone Financial Group, Wells Fargo Advisors LLC (various divisions), Wells Fargo Investments LLC, WaMu Investments, Inc., Woodbury Financial Services, Inc. (an affiliate of ours).


Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.


As of December 31, 2009, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



For the fiscal year ended December 31, 2009, Additional Payments did not in the aggregate exceed approximately $36.4 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $2.3 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period. Financial Intermediaries that received Additional Payments in 2008, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.



Financial Intermediaries that received Additional Payments in 2009, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.


8. FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.


Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.


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To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.



The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.


THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES - GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

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    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

       a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

    i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

    ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to surrender charges) generally is an appropriate measure. However, in some instances the IRS could take the position that the value should be the current Contract Value (determined without regard to surrender charges) increased by some measure of the value of certain future cash-value type benefits.

    iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

    iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

    v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

    vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

       b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

    i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

    ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

    iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity

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contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.


       d. 10% PENALTY TAX - APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

    i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

    ii.  The 10% penalty tax will not apply to the following distributions:

       1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

       3.   Distributions attributable to a recipient's becoming disabled.

       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

    i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

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       3.   If the Contract Owner is not an individual, then for purposes of 1.
            or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

    ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

    iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

    iv.  Civil Union or Domestic Partner

      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering (1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Notice 2003-51 was superseded by Revenue Procedure 2008-24, effective for partial exchanges completed on or after June 30, 2008. Partial exchanges completed on or after this date will qualify for tax free treatment if: (1) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in the exchange (the date of transfer); or (2) the taxpayer demonstrates that certain conditions (e.g., death, disability, reaching age 59 1/2, divorce, loss of employment) occurred between the date of transfer and the date of the withdrawal or surrender. A transfer within the scope of the revenue procedure, but not treated as a tax-free exchange, will be treated as a taxable distribution, followed by a payment for a second contract. Two annuity contracts that are the subject of a tax-free exchange pursuant to the revenue procedure will not be aggregated, even if issued by the same insurance company. We advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a tax adviser if you plan to split an annuity contract as part of an exchange of annuity contracts.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

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The Treasury Department's diversification regulations under Code Section 817(h)
require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

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D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.


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9. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the

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distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS


Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional or other qualified plan assets IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled


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over" directly (subject to tax) into a Roth IRA under certain circumstances.
Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(K) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(B) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or

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beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount ($16,500 for 2009). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in Qualified plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

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    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

    (iii) part of a series of substantially equal periodic payments (not less frequently than annually - "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b.  RMDS AND 50% PENALTY TAX


If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.


An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.


A special rule applies to individuals who attained age 70 1/2 in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.


The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

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If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.


For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.


Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA

-------------------------------------------------------------------------------

under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either -

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

54

-------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION


GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
  Additional Payments
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
FINANCIAL STATEMENTS

                                                                     APP A-1

-------------------------------------------------------------------------------

APPENDIX A - EXAMPLES

TABLE OF CONTENTS

                                                                         PAGE
--------------------------------------------------------------------------------
Standard Death Benefit                                                   APP A-2
The Hartford's Lifetime Income Builder Selects and The Hartford's        APP A-2
Lifetime Income Builder Portfolios
The Hartford's Lifetime Income Foundation                               APP A-16
The Hartford's Lifetime Income Builder II                               APP A-20
MAV Plus                                                                APP A-25

APP A-2

-------------------------------------------------------------------------------

STANDARD DEATH BENEFIT

EXAMPLE 1

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $8,000,

- Your Contract Value in the fourth year immediately before your Surrender was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

The adjustment to your total Premium Payments for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. The partial Surrender of $8,000 is less than 10% of Premium Payments. Your adjusted total Premium Payments is $92,000.

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

The adjustments to your Premium Payments for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. 10% of the total Premium Payments is $10,000. Total Premium Payments adjusted for dollar-for-dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar-for-dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = ..64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

                                                                     APP A-3

-------------------------------------------------------------------------------

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                            5%                                         5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3 (SINGLE LIFE), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $105,500.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
LIFETIME BENEFIT PAYMENT                                    $6,330                                     $6,300
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $330                                       $300
                                           - Remaining for Contract Year              - Remaining for Contract Year
CONTRACT VALUE AFTER THE WITHDRAWAL                         $99,000                                    $99,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

APP A-4

-------------------------------------------------------------------------------

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                           4.5%                                       4.5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5 (JOINT/SPOUSAL), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE CONTRACT YEAR IS $110,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $111,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
LIFETIME BENEFIT PAYMENT                                    $6,105                                     $6,050
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $105                                        $50
                                           - Remaining for Contract Year              - REMAINING FOR CONTRACT YEAR
CONTRACT VALUE AFTER THE WITHDRAWAL                        $105,000                                   $105,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

                                                                     APP A-5

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1.                    - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,950                                     $4,950
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $841.50                                   $1,138.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $105,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

APP A-6

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                       THE HARTFORD'S                               THE HARTFORD'S
                                                       LIFETIME INCOME                              LIFETIME INCOME
                FEATURE                                BUILDER SELECTS                            BUILDER PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $99,000                                      $99,000
                                         - Prior Payment Base reduced by withdrawal   - Prior Payment Base reduced by withdrawal
WITHDRAWAL PERCENT                                          5%(1)                                        5%(1)
THRESHOLD                                                  $4,000                                       $4,000
                                         - Remaining for the Contract Year            - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                           $99,000                                      $99,000
                                         - Prior Death Benefit reduced by the         - Prior Death Benefit reduced by the
                                         withdrawal                                   withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                       THE HARTFORD'S                               THE HARTFORD'S
                                                       LIFETIME INCOME                              LIFETIME INCOME
                FEATURE                                BUILDER SELECTS                            BUILDER PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                              $105,000                                     $105,000
                                         - The ratio is the Contract Value            - Greater of the Contract Value prior to
                                         ($105,000) divided by your current Payment   the rider charge being taken, or
                                         Base ($99,000), less 1.                      - Your current Payment Base
                                         - Resulting in 0.06%, subject to minimum of
                                         0% and maximum of 10%
THRESHOLD                                                  $5,250                                       $5,250
                                         - 5% of your Payment Base                    - 5% of your Payment Base
RIDER CHARGE                                               $892.50                                     $1,207.50
                                         - Rider charge of 0.85% multiplied by your   - Rider charge of 1.15% multiplied by your
                                         current Payment Base                         current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $99,000                                      $99,000
                                         - No change due to anniversary processing    - No change due to anniversary processing

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                       THE HARTFORD'S                               THE HARTFORD'S
                                                       LIFETIME INCOME                              LIFETIME INCOME
                FEATURE                                BUILDER SELECTS                            BUILDER PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                              $100,000                                     $100,000
THRESHOLD                                                  $4,500                                       $4,500
GUARANTEED MINIMUM DEATH BENEFIT                          $100,000                                     $100,000

                                                                     APP A-7

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                       THE HARTFORD'S                               THE HARTFORD'S
                                                       LIFETIME INCOME                              LIFETIME INCOME
                FEATURE                                BUILDER SELECTS                            BUILDER PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $99,000                                      $99,000
                                         - Prior Payment Base reduced by withdrawal   - Prior Payment Base reduced by withdrawal
WITHDRAWAL PERCENT                                         4.5%(1)                                      4.5%(1)
THRESHOLD                                                  $3,500                                       $3,500
                                         - Remaining for the Contract Year            - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                           $99,000                                      $99,000
                                         - Prior Death Benefit reduced by the         - Prior Death Benefit reduced by the
                                         withdrawal                                   withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                       THE HARTFORD'S                               THE HARTFORD'S
                                                       LIFETIME INCOME                              LIFETIME INCOME
                FEATURE                                BUILDER SELECTS                            BUILDER PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $99,000                                      $99,000
                                         - The ratio is the Contract Value ($95,000)  - Greater of the Contract Value prior to
                                         divided by your current Payment Base         the rider charge being taken, or
                                         ($99,000), less 1.                           - Your current Payment Base
                                         - Resulting in -0.04%, subject to minimum
                                         of 0%, No change to the Payment Base
THRESHOLD                                                  $4,455                                       $4,455
                                         - 4.5% of your Payment Base                  - 4.5% of your Payment Base
RIDER CHARGE                                               $841.50                                     $1,138.50
                                         - Rider charge of 0.85% multiplied by your   - Rider charge of 1.15% multiplied by your
                                         current Payment Base                         current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $99,000                                      $99,000
                                         - No change due to anniversary processing    - No change due to anniversary processing

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $121,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                       THE HARTFORD'S                               THE HARTFORD'S
                                                       LIFETIME INCOME                              LIFETIME INCOME
                FEATURE                                BUILDER SELECTS                            BUILDER PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $99,000                                      $99,000
THRESHOLD                                                  $4,950                                       $4,950
GUARANTEED MINIMUM DEATH BENEFIT                           $99,000                                      $99,000

APP A-8

-------------------------------------------------------------------------------

VALUES AFTER THE PREMIUM PAYMENT:

                                                       THE HARTFORD'S                               THE HARTFORD'S
                                                       LIFETIME INCOME                              LIFETIME INCOME
                FEATURE                                BUILDER SELECTS                            BUILDER PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                              $119,000                                     $119,000
                                         - Prior Payment Base increased by the        - Prior Payment Base increased by the
                                         Premium Payment                              Premium Payment
THRESHOLD                                                  $6,050                                       $5,950
                                         - Withdrawal Percent multiplied by the       - Withdrawal Percent multiplied by your
                                         greater of your current Payment Base or      current Payment Base
                                         Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                          $119,000                                     $119,000
                                         - Prior Death Benefit increased by the       - Prior Death Benefit increased by the
                                         Premium Payment                              Premium Payment

EXAMPLE 11: ASSUME THE SAME FACTS AS EXAMPLE 9 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $125,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                       THE HARTFORD'S                               THE HARTFORD'S
                                                       LIFETIME INCOME                              LIFETIME INCOME
                FEATURE                                BUILDER SELECTS                            BUILDER PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $99,000                                      $99,000
THRESHOLD                                                  $4,455                                       $4,455
GUARANTEED MINIMUM DEATH BENEFIT                           $99,000                                      $99,000

VALUES AFTER THE PREMIUM PAYMENT:

                                                       THE HARTFORD'S                               THE HARTFORD'S
                                                       LIFETIME INCOME                              LIFETIME INCOME
                FEATURE                                BUILDER SELECTS                            BUILDER PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                              $119,000                                     $119,000
                                         - Prior Payment Base increased by the        - Prior Payment Base increased by the
                                         Premium Payment                              Premium Payment
THRESHOLD                                                  $5,625                                       $5,355
                                         - Withdrawal Percent multiplied by the       - Withdrawal Percent multiplied by your
                                         greater of your current Payment Base or      current Payment Base
                                         Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                          $119,000                                     $119,000
                                         - Prior Death Benefit increased by the       - Prior Death Benefit increased by the
                                         Premium Payment                              Premium Payment

                                                                     APP A-9

-------------------------------------------------------------------------------

EXAMPLE 12: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                       THE HARTFORD'S                               THE HARTFORD'S
                                                       LIFETIME INCOME                              LIFETIME INCOME
                FEATURE                                BUILDER SELECTS                            BUILDER PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $50,000                                      $50,000
                                         - Partial Surrender did not exceed the       - Partial Surrender did not exceed the
                                         Lifetime Benefit Payment                     Lifetime Benefit Payment
WITHDRAWAL PERCENT                                          6%(1)                                        6%(1)
LIFETIME BENEFIT PAYMENT                                    $300                                          $0
                                         - Remaining Lifetime Benefit Payment for     - Remaining Lifetime Benefit Payment for
                                         the Contract Year                            the Contract Year
                                         - Available Lifetime Benefit Payment was 6%  - Available Lifetime Benefit Payment was 6%
                                         multiplied by the greater of the Payment     multiplied by the Payment Base on the
                                         Base or Contract Value on the Contract       Contract Anniversary
                                         Anniversary                                  - Available Lifetime Benefit Payment was
                                         - Available Lifetime Benefit Payment was     $3,000
                                         $3,300
GUARANTEED MINIMUM DEATH BENEFIT                           $47,000                                      $47,000
                                         - Prior Death Benefit reduced by the         - Prior Death Benefit reduced by the
                                         partial Surrender                            partial Surrender

EXAMPLE 13: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $2,750 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                       THE HARTFORD'S                               THE HARTFORD'S
                                                       LIFETIME INCOME                              LIFETIME INCOME
                FEATURE                                BUILDER SELECTS                            BUILDER PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $50,000                                      $50,000
                                         - Partial Surrender did not exceed the       - Partial Surrender did not exceed the
                                         Lifetime Benefit Payment                     Lifetime Benefit Payment
WITHDRAWAL PERCENT                                         5.5%(1)                                      5.5%(1)
LIFETIME BENEFIT PAYMENT                                    $275                                          $0
                                         - Remaining Lifetime Benefit Payment for     - Remaining Lifetime Benefit Payment for
                                         the Contract Year                            the Contract Year
                                         - Available Lifetime Benefit Payment was     - Available Lifetime Benefit Payment was
                                         5.5% multiplied by the greater of the        5.5% multiplied by the Payment Base on the
                                         Payment Base or Contract Value on the        Contract Anniversary
                                         Contract Anniversary                         - Available Lifetime Benefit Payment was
                                         - Available Lifetime Benefit Payment was     $2,750
                                         $3,025
GUARANTEED MINIMUM DEATH BENEFIT                           $47,250                                      $47,250
                                         - Prior Death Benefit reduced by the         - Prior Death Benefit reduced by the
                                         partial Surrender                            partial Surrender

APP A-10

-------------------------------------------------------------------------------

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $49,323                                    $49,038
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($700/($52,000-$300)                     1-($1000/$52,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $46,068                                    $46,096
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above.                                     above

                                                                    APP A-11

-------------------------------------------------------------------------------

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 13 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
WITHDRAWAL PERCENT                                           5.5%                                       5.5%
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $48,230                                    $47,959
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($1,725/($49,000-$275)                   1-($2,000/$49,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $45,312                                    $45,321
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above.                                     above

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

APP A-12

-------------------------------------------------------------------------------

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1.           - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $5,500                                     $5,750
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 17: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

VALUES AFTER THE CONTRACT ANNIVERSARY:

PAYMENT BASE                                                 $110,000                                     $115,000
                                            - The ratio is the Contract Value            - Greater of the Contract Value prior to
                                            ($115,000) divided by your current Payment   the rider charge being taken, or
                                            Base ($100,000), less 1.                     - Your current Payment Base
                                            - Resulting in 0.15%, capped at 10%.
                                            Subject to minimum of 0% and maximum of 10%
THRESHOLD                                                     $4,950                                       $5,175
                                            - 4.5% of your Payment Base                  - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                             $100,000                                     $100,000
                                            - No change due to anniversary processing    - No change due to anniversary processing

                                                                    APP A-13

-------------------------------------------------------------------------------

EXAMPLE 18: SPOUSAL CONTINUATION (SINGLE LIFE)

On date of Spousal Continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Equal to the Contract Value on date of   - Equal to Contract Value on date of
                                           continuation                               continuation
WITHDRAWAL PERCENTAGE                                         6%                                         6%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $9,000                                     $9,000
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by the
                                           Payment Base on date of continuation       Payment Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

EXAMPLE 19: SPOUSAL CONTINUATION (JOINT/SPOUSAL)

On date of Spousal Continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Greater of Contract Value or Payment     - Greater of Contract Value or Payment
                                           Base on date of continuation               Base on date of continuation
WITHDRAWAL PERCENTAGE                                        5.5%                                       5.5%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $8,250                                     $8,250
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by
                                           greater of the Contract Value or Payment   Payment Base on date of continuation
                                           Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

APP A-14

-------------------------------------------------------------------------------

EXAMPLE 20: WITHDRAWAL PERCENT INCREASE; ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 4 (SINGLE LIFE). YOUR WITHDRAWAL PERCENT IS 6%, WHICH WAS BASED ON YOUR AGE (70) AT THE TIME OF FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO THE CONTRACT ANNIVERSARY IS $6,300. YOU ARE NOW AGE 75 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON ANNIVERSARY IS $117,000.

VALUES PRIOR TO THE ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                    $6,300                                     $6,300
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $115,500                                   $117,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($117,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($105,000), less 1.           - Your current Payment Base
                                           - Resulting in 0.11%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
WITHDRAWAL PERCENT                                           6.5%                                       6.5%
                                           - Due to the automatic increase and        - Due to the automatic increase and
                                           client reaching a new age band, the        client reaching a new age band, the
                                           Withdrawal Percent has increased.          Withdrawal Percent has increased.
LIFETIME BENEFIT PAYMENT                                   $7,507.50                                   $7,605
RIDER CHARGE                                                $977.50                                   $1,345.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

(1) The Withdrawal Percentage will remain for the duration of your Contract unless an automatic Payment Base increase occurs on a future anniversary and a new Withdrawal Percent age band is applicable; if no automatic Payment Base increase occurs on a future anniversary where a new Withdrawal Percent age band is applicable, your Withdrawal Percent will remain as is.

EXAMPLE 21

Assume the following Contract values:
Contract Value = $3,000
Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,000 (within rider limit)
New Contract Value = $2,000

- Minimum Amount Rule is reached as remaining Contract Value is reduced below one Lifetime Benefit Payment and the Partial Surrender was within the rider limit

       -   Contract Value is transferred to approved investment program

       -   We will no longer accept subsequent Premium Payments

       - We will begin to automatically pay the annual Lifetime Benefit Payment via the Automatic Income Program. The Lifetime Benefit Payment will be paid out of our General Account

                                                                    APP A-15

-------------------------------------------------------------------------------

       - The payout of the Lifetime Benefit Payment will no longer reduce the Contract Value, however, the Death Benefit will continue to be reduced

       -   We will waive the Annual Maintenance Fee and rider fee

       -   Benefit Increases will no longer be applied

NOTE: If the Contract Value is reduced below one Lifetime Benefit Payment on any Contract Anniversary due to performance the above scenario would occur.

EXAMPLE 22

Assume the following Contract values:
Contract Value = $3,000
Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,800 (exceeds rider limit)
New Contract Value = $2,000

- Minimum Account Rule is reached as remaining Contract Value is reduced below the Minimum Account Rule under the contract, $500 (varies by state) and the Partial Surrender exceeded the rider limit

       -   Contract is fully liquidated

EXAMPLE 23: AUTOMATIC PAYMENT BASE INCREASE TO RELEVANT COVERED LIFE ATTAINED AGE 90. ASSUME THAT YOU SELECT A SINGLE LIFE OPTION. YOUR WITHDRAWAL PERCENTAGE IS 7.5%, WHICH IS BASED ON YOUR AGE (85) AT THE TIME OF YOUR FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO CONTRACT ANNIVERSARY IS $7,500. YOU ARE NOW AGE 90 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON YOUR ANNIVERSARY IS $120,000.

VALUES PRIOR TO ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
WITHDRAWAL PERCENTAGE                                        7.5%                                       7.5%
LIFETIME BENEFIT PAYMENT                                    $7,500                                     $7,500
GUARANTEED MINIMUM DEATH BENEFIT                            $92,500                                    $92,500

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $120,000
                                           The ratio is the Contract Value            Greater of the Contract Value prior to
                                           ($120,000) divided by current Payment      the rider charge being taken, or Your
                                           Base ($100,00), less 1 results in .20%,    Payment Base
                                           capped at 10%
WITHDRAWAL PERCENTAGE                                         8%                                         8%
                                           Due to the automatic increase and client   Due to the automatic increase and client
                                           reaching a new age band, the Withdrawal    reaching a new age band, the Withdrawal
                                           Percentage has increased                   Percentage has increased
LIFETIME BENEFIT PAYMENT                                    $8,800                                     $9,600
RIDER CHARGE                                                 $935                                      $1,380
                                           Rider charge of 0.85% multiplied by your   Rider charge of 1.15% multiplied by your
                                           current Payment Base                       current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $92,500                                    $92,500
                                           No change due to anniversary processing    No change due to anniversary processing

APP A-16

-------------------------------------------------------------------------------

EXAMPLE 24: DEFERRAL ILLUSTRATION. ASSUME THAT ON YOUR BIRTHDAY IN SEPTEMBER 2008 YOU ARE 60. YOU PURCHASE THE CONTRACT IN NOVEMBER 2008 AND SELECT THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS WITH THE SINGLE LIFE OPTION. ASSUME NO GROWTH IN CONTRACT VALUE.

                                                   NO PARTIAL SURRENDERS IN                     PARTIAL SURRENDER IN
                 FEATURE                          FIRST 5 YEARS OF THE RIDER                  SECOND YEAR OF THE RIDER
-------------------------------------------------------------------------------------------------------------------------------
WITHDRAWAL PERCENTAGE AT ISSUE                                5%                                         5%
PAYMENT BASE AT ISSUE                                      $100,000                                   $100,000
LIFETIME BENEFIT PAYMENT AT ISSUE                           $5,000                                     $5,000
WITHDRAWAL PERCENTAGE ON BIRTHDAY IN                   Increased to 5.5%                            Remains at 5%
SEPTEMBER 2013 WHEN RELEVANT COVERED LIFE
IS AGE 65
PAYMENT BASE ON BIRTHDAY                                   $100,000                                   $100,000
                                                   No change due to birthday                  No change due to birthday
LIFETIME BENEFIT PAYMENT ON BIRTHDAY                  Increased to $5,500                         Remains at $5,000
ANNIVERSARY IN NOVEMBER 2013 - CONTRACT                    $100,000                                   $100,000
VALUE IS LESS THAN CURRENT PAYMENT BASE,
SO THERE IS NO CHANGE TO THE PAYMENT BASE
WITHDRAWAL PERCENTAGE                                        5.5%                                        5%
LIFETIME BENEFIT PAYMENT                                    $5,500                                     $5,000

THE HARTFORD'S LIFETIME INCOME FOUNDATION

THIS OPTIONAL WITHDRAWAL BENEFIT IS CLOSED TO NEW INVESTORS IF THE HARTFORD'S LIFETIME INCOME SELECTS OR THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS IS APPROVED IN YOUR STATE.

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

                                                                    APP A-17

-------------------------------------------------------------------------------

-   You take a partial Surrender of $6,000

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.

       -   $99,000 x 0.30% = $297, this amount is deducted from the Contract
           Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP A-18

-------------------------------------------------------------------------------

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.

       -   $99,000 x 0.30% = $297, this amount is deducted from the Contract
           Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455

       -   Your Guaranteed Minimum Death Benefit is $99,000

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment

                                                                    APP A-19

-------------------------------------------------------------------------------

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0

       -   Your Guaranteed Minimum Death Benefit is $46,700

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

APP A-20

-------------------------------------------------------------------------------

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment / Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

THE HARTFORD'S LIFETIME INCOME BUILDER II

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

                                                                    APP A-21

-------------------------------------------------------------------------------

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

       (95,000/100,000) - 1 = -.05 subject to the minimum of 0%

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.75% of the Payment Base after the automatic increase calculation.

       $99,000 x 0.75% = $742.50, this amount is deducted from the Contract
       Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP A-22

-------------------------------------------------------------------------------

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

       (95,000/100,000) - 1 = -.05 subject to the minimum of 0%

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.75% of the Payment Base after the automatic increase calculation.

       $99,000 x 0.75% = $742.50, this amount is deducted from the Contract
       Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

                                                                    APP A-23

-------------------------------------------------------------------------------

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

APP A-24

-------------------------------------------------------------------------------

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/ Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $110,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $5,000, which is 5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($110,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

       $110,000/$100,000) - 1 = .10 subject to the maximum of 10%

       - Your Payment Base is $110,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $5,500, which is your new Payment Base multiplied by 5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $105,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $4,500, which is 4.5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

                                                                    APP A-25

-------------------------------------------------------------------------------

       ($105,000/$100,000) - 1 = .05 subject to the maximum of 10%

       - Your Payment Base is $105,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $4,725, which is your new Payment Base multiplied by 4.5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

EXAMPLE 17: SPOUSAL CONTRACT CONTINUATION

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000. The values for the rider are impacted as follows:

  Payment Base = $150,000 (greater of Contract Value or Payment Base on date of continuation)

  WP = existing Withdrawal Percent if partial Surrender have been taken, or else it is set using the remaining Spouse's attained age on the Contract Anniversary prior to the first partial Surrender (for this example we will say it is 6%).

  LBP = $9,000 (WP x greater of Payment Base or Contract Value on date of continuation)

  Death Benefit = $150,000 (Contract Value on date of continuation)

  Maximum Contract Value (LIB II Only) = $150,000 (greater of Contract Value or Payment Base on date of continuation)

MAV PLUS

EXAMPLE 1

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Standard Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Standard Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$109,273 - $100,000 - $0 + $0 = $9,273]

Since the Contract gain at the time of partial Surrender [$9,273] exceeds the partial Surrender [$8,000], there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$117,403],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$0],

So the Contract gain equals $17,403.

APP A-26

-------------------------------------------------------------------------------

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0), which equals $100,000. The cap is 200% of $100,000, which is $200,000.

MAV PLUS DEATH BENEFIT AMOUNT IS $106,000.

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under StandardDeath Benefit for details of calculation.)

MAV PLUS DEATH BENEFIT

In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and add 40% of gain [$117,403 + 40% (17,403)] which totals $124,364. This is the greatest of the four values compared, and so is the Death Benefit.

EXAMPLE 2

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Standard Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below))

-   On the day we receive proof of Death, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$150,000 - $100,000 - $0 + $0 = $50,000]

Since the partial Surrender [$60,000] exceeds the Contract gain at the time of partial Surrender [$50,000], the adjustment for the partial Surrender is the difference, or $10,000.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$120,000],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

- Add any adjustments for partial Surrenders [$10,000], So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000), which equals $90,000. The cap is 200% of $90,000, which is $180,000.

                                                                    APP A-27

-------------------------------------------------------------------------------

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $140,000 - $10,000 = $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so we take 40% of Contract gain on the day we receive proof of death (40% of $30,000 is $12,000), and add that to the Contract Value on the date we receive proof of death. Therefore, the Earnings Protection Benefit is [40% ($30,000) + $120,000], which equals $132,000

                                                                     APP B-1

-------------------------------------------------------------------------------

APPENDIX B - ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. Tables showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by contacting us.


HARTFORD LIFE INSURANCE COMPANY



                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2009             2008             2007
--------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.426          $10.314                -
  Accumulation Unit Value at end of
   period                                     $8.583           $6.426                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.410          $10.309                -
  Accumulation Unit Value at end of
   period                                     $8.536           $6.410                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.963          $10.077          $10.296
  Accumulation Unit Value at end of
   period                                     $8.580           $6.963          $10.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.934          $10.065          $10.289
  Accumulation Unit Value at end of
   period                                     $8.518           $6.934          $10.065
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $4.463           $9.650          $10.121
  Accumulation Unit Value at end of
   period                                     $5.937           $4.463           $9.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $4.445           $9.639          $10.113
  Accumulation Unit Value at end of
   period                                     $5.895           $4.445           $9.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.919          $10.018                -
  Accumulation Unit Value at end of
   period                                     $9.911           $8.919                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.901          $10.017                -
  Accumulation Unit Value at end of
   period                                     $9.861           $8.901                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.362          $10.058                -
  Accumulation Unit Value at end of
   period                                     $8.930           $6.362                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.349          $10.058                -
  Accumulation Unit Value at end of
   period                                     $8.885           $6.349                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

APP B-2

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2009             2008             2007
--------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.062          $10.088                -
  Accumulation Unit Value at end of
   period                                     $8.058           $5.062                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.052          $10.088                -
  Accumulation Unit Value at end of
   period                                     $8.017           $5.052                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.842          $10.075                -
  Accumulation Unit Value at end of
   period                                     $8.041           $5.842                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.830          $10.075                -
  Accumulation Unit Value at end of
   period                                     $8.001           $5.830                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.458          $10.187                -
  Accumulation Unit Value at end of
   period                                     $8.367           $6.458                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.445          $10.187                -
  Accumulation Unit Value at end of
   period                                     $8.325           $6.445                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.049          $10.059                -
  Accumulation Unit Value at end of
   period                                     $8.549           $6.049                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.037          $10.059                -
  Accumulation Unit Value at end of
   period                                     $8.507           $6.037                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.993          $10.562          $10.764
  Accumulation Unit Value at end of
   period                                     $8.037           $5.993          $10.562
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.968          $10.549          $10.756
  Accumulation Unit Value at end of
   period                                     $7.980           $5.968          $10.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FIDELITY(R) VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.080          $10.168          $10.502
  Accumulation Unit Value at end of
   period                                     $8.412           $6.080          $10.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.054          $10.156          $10.494
  Accumulation Unit Value at end of
   period                                     $8.352           $6.054          $10.156
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

                                                                     APP B-3

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2009             2008             2007
--------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.278          $10.515                -
  Accumulation Unit Value at end of
   period                                     $9.754           $7.278                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.260          $10.509                -
  Accumulation Unit Value at end of
   period                                     $9.701           $7.260                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.027          $10.786                -
  Accumulation Unit Value at end of
   period                                     $8.977           $7.027                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.009          $10.780                -
  Accumulation Unit Value at end of
   period                                     $8.928           $7.009                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.855          $10.592                -
  Accumulation Unit Value at end of
   period                                     $8.443           $5.855                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.840          $10.586                -
  Accumulation Unit Value at end of
   period                                     $8.397           $5.840                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.608           $9.878           $9.952
  Accumulation Unit Value at end of
   period                                     $8.156           $6.608           $9.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.580           $9.866           $9.945
  Accumulation Unit Value at end of
   period                                     $8.098           $6.580           $9.866
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.600          $10.655                -
  Accumulation Unit Value at end of
   period                                     $8.771           $6.600                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.583          $10.649                -
  Accumulation Unit Value at end of
   period                                     $8.723           $6.583                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.870          $10.913          $11.097
  Accumulation Unit Value at end of
   period                                     $7.533           $5.870          $10.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.846          $10.900          $11.089
  Accumulation Unit Value at end of
   period                                     $7.479           $5.846          $10.900
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

APP B-4

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2009             2008             2007
--------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.439          $11.261          $11.286
  Accumulation Unit Value at end of
   period                                     $8.507           $6.439          $11.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.412          $11.247          $11.278
  Accumulation Unit Value at end of
   period                                     $8.446           $6.412          $11.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.263          $10.149          $10.090
  Accumulation Unit Value at end of
   period                                    $10.167          $10.263          $10.149
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.220          $10.137          $10.083
  Accumulation Unit Value at end of
   period                                    $10.094          $10.220          $10.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.678          $10.473                -
  Accumulation Unit Value at end of
   period                                     $8.548           $6.678                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.661          $10.467                -
  Accumulation Unit Value at end of
   period                                     $8.501           $6.661                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.492          $10.379          $10.332
  Accumulation Unit Value at end of
   period                                    $10.808           $9.492          $10.379
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.452          $10.367          $10.325
  Accumulation Unit Value at end of
   period                                    $10.731           $9.452          $10.367
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.158           $9.783          $10.051
  Accumulation Unit Value at end of
   period                                     $7.249           $6.158           $9.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.132           $9.771          $10.044
  Accumulation Unit Value at end of
   period                                     $7.197           $6.132           $9.771
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.057          $10.266                -
  Accumulation Unit Value at end of
   period                                     $9.390           $8.057                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.037          $10.261                -
  Accumulation Unit Value at end of
   period                                     $9.339           $8.037                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

                                                                     APP B-5

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2009             2008             2007
--------------------------------------------------------------------------------------
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.292          $10.537                -
  Accumulation Unit Value at end of
   period                                     $8.841           $7.292                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.274          $10.532                -
  Accumulation Unit Value at end of
   period                                     $8.792           $7.274                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.588          $10.236                -
  Accumulation Unit Value at end of
   period                                     $9.255           $7.588                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.569          $10.231                -
  Accumulation Unit Value at end of
   period                                     $9.204           $7.569                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.732          $10.242                -
  Accumulation Unit Value at end of
   period                                     $8.394           $6.732                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.715          $10.237                -
  Accumulation Unit Value at end of
   period                                     $8.347           $6.715                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.763           $9.756          $10.128
  Accumulation Unit Value at end of
   period                                     $7.952           $5.763           $9.756
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.739           $9.744          $10.121
  Accumulation Unit Value at end of
   period                                     $7.895           $5.739           $9.744
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
OPPENHEIMER MAIN STREET FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.903           $9.715          $10.111
  Accumulation Unit Value at end of
   period                                     $7.481           $5.903           $9.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.879           $9.704          $10.104
  Accumulation Unit Value at end of
   period                                     $7.427           $5.879           $9.704
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.991          $10.207          $10.177
  Accumulation Unit Value at end of
   period                                    $10.753           $6.991          $10.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.962          $10.195          $10.169
  Accumulation Unit Value at end of
   period                                    $10.676           $6.962          $10.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

APP B-6

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2009             2008             2007
--------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.943           $9.917                -
  Accumulation Unit Value at end of
   period                                    $11.673           $9.943                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.918           $9.911                -
  Accumulation Unit Value at end of
   period                                    $11.609           $9.918                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.368          $10.352                -
  Accumulation Unit Value at end of
   period                                     $8.257           $6.368                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.352          $10.347                -
  Accumulation Unit Value at end of
   period                                     $8.212           $6.352                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
VAN KAMPEN - UIF U.S. MID CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.617           $9.686           $9.941
  Accumulation Unit Value at end of
   period                                     $7.739           $5.617           $9.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.594           $9.674           $9.934
  Accumulation Unit Value at end of
   period                                     $7.684           $5.594           $9.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2009             2008             2007
--------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $6.426          $10.314                -
   of period
  Accumulation Unit Value at end of           $8.583           $6.426                -
   period
  Number of Accumulation Units                    80               27                -
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning        $6.410          $10.309                -
   of period
  Accumulation Unit Value at end of           $8.536           $6.410                -
   period
  Number of Accumulation Units                    11                3                -
   outstanding at end of period (in
   thousands)
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $6.963          $10.077          $10.296
   of period
  Accumulation Unit Value at end of           $8.580           $6.963          $10.077
   period
  Number of Accumulation Units                    57               15                -
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning        $6.934          $10.065          $10.289
   of period
  Accumulation Unit Value at end of           $8.518           $6.934          $10.065
   period
  Number of Accumulation Units                     1                1                -
   outstanding at end of period (in
   thousands)

                                                                     APP B-7

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2009             2008             2007
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $4.463           $9.650          $10.121
  Accumulation Unit Value at end of
   period                                     $5.937           $4.463           $9.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    104               38                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $4.445           $9.639          $10.113
  Accumulation Unit Value at end of
   period                                     $5.895           $4.445           $9.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                7                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.919          $10.018                -
  Accumulation Unit Value at end of
   period                                     $9.911           $8.919                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    343              103                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.901          $10.017                -
  Accumulation Unit Value at end of
   period                                     $9.861           $8.901                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     92               11                -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.362          $10.058                -
  Accumulation Unit Value at end of
   period                                     $8.930           $6.362                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               17                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.349          $10.058                -
  Accumulation Unit Value at end of
   period                                     $8.885           $6.349                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                4                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.062          $10.088                -
  Accumulation Unit Value at end of
   period                                     $8.058           $5.062                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     81               27                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.052          $10.088                -
  Accumulation Unit Value at end of
   period                                     $8.017           $5.052                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37                4                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.842          $10.075                -
  Accumulation Unit Value at end of
   period                                     $8.041           $5.842                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    350              108                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.830          $10.075                -
  Accumulation Unit Value at end of
   period                                     $8.001           $5.830                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    110               12                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.458          $10.187                -
  Accumulation Unit Value at end of
   period                                     $8.367           $6.458                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    184               48                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.445          $10.187                -
  Accumulation Unit Value at end of
   period                                     $8.325           $6.445                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     85                -                -

APP B-8

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2009             2008             2007
--------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.049          $10.059                -
  Accumulation Unit Value at end of
   period                                     $8.549           $6.049                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    237               69                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.037          $10.059                -
  Accumulation Unit Value at end of
   period                                     $8.507           $6.037                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     88               24                -
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.993          $10.562          $10.764
  Accumulation Unit Value at end of
   period                                     $8.037           $5.993          $10.562
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     94               23                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.968          $10.549          $10.756
  Accumulation Unit Value at end of
   period                                     $7.980           $5.968          $10.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45                5                -
FIDELITY(R) VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.080          $10.168          $10.502
  Accumulation Unit Value at end of
   period                                     $8.412           $6.080          $10.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     91               36                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.054          $10.156          $10.494
  Accumulation Unit Value at end of
   period                                     $8.352           $6.054          $10.156
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                7                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.278          $10.515                -
  Accumulation Unit Value at end of
   period                                     $9.754           $7.278                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    291              159                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.260          $10.509                -
  Accumulation Unit Value at end of
   period                                     $9.701           $7.260                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    110               48                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.027          $10.786                -
  Accumulation Unit Value at end of
   period                                     $8.977           $7.027                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     47               14                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.009          $10.780                -
  Accumulation Unit Value at end of
   period                                     $8.928           $7.009                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                1                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.855          $10.592                -
  Accumulation Unit Value at end of
   period                                     $8.443           $5.855                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    959              431                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.840          $10.586                -
  Accumulation Unit Value at end of
   period                                     $8.397           $5.840                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    221              130                -

                                                                     APP B-9

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2009             2008             2007
--------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.608           $9.878           $9.952
  Accumulation Unit Value at end of
   period                                     $8.156           $6.608           $9.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    756              284                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.580           $9.866           $9.945
  Accumulation Unit Value at end of
   period                                     $8.098           $6.580           $9.866
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     92               41                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.600          $10.655                -
  Accumulation Unit Value at end of
   period                                     $8.771           $6.600                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                1                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.583          $10.649                -
  Accumulation Unit Value at end of
   period                                     $8.723           $6.583                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.870          $10.913          $11.097
  Accumulation Unit Value at end of
   period                                     $7.533           $5.870          $10.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    246               96                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.846          $10.900          $11.089
  Accumulation Unit Value at end of
   period                                     $7.479           $5.846          $10.900
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               21                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.439          $11.261          $11.286
  Accumulation Unit Value at end of
   period                                     $8.507           $6.439          $11.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17                6                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.412          $11.247          $11.278
  Accumulation Unit Value at end of
   period                                     $8.446           $6.412          $11.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                3                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.263          $10.149          $10.090
  Accumulation Unit Value at end of
   period                                    $10.167          $10.263          $10.149
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    128               48                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.220          $10.137          $10.083
  Accumulation Unit Value at end of
   period                                    $10.094          $10.220          $10.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                2                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.678          $10.473                -
  Accumulation Unit Value at end of
   period                                     $8.548           $6.678                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               17                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.661          $10.467                -
  Accumulation Unit Value at end of
   period                                     $8.501           $6.661                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                2                -

APP B-10

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2009             2008             2007
--------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.492          $10.379          $10.332
  Accumulation Unit Value at end of
   period                                    $10.808           $9.492          $10.379
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    848              291                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.452          $10.367          $10.325
  Accumulation Unit Value at end of
   period                                    $10.731           $9.452          $10.367
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    103               34                -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.158           $9.783          $10.051
  Accumulation Unit Value at end of
   period                                     $7.249           $6.158           $9.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17                6                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.132           $9.771          $10.044
  Accumulation Unit Value at end of
   period                                     $7.197           $6.132           $9.771
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                -
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.057          $10.266                -
  Accumulation Unit Value at end of
   period                                     $9.390           $8.057                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51                6                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.037          $10.261                -
  Accumulation Unit Value at end of
   period                                     $9.339           $8.037                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                -                -
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.292          $10.537                -
  Accumulation Unit Value at end of
   period                                     $8.841           $7.292                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    136               43                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.274          $10.532                -
  Accumulation Unit Value at end of
   period                                     $8.792           $7.274                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21                5                -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.588          $10.236                -
  Accumulation Unit Value at end of
   period                                     $9.255           $7.588                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34                5                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.569          $10.231                -
  Accumulation Unit Value at end of
   period                                     $9.204           $7.569                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                -                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.732          $10.242                -
  Accumulation Unit Value at end of
   period                                     $8.394           $6.732                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    233              105                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.715          $10.237                -
  Accumulation Unit Value at end of
   period                                     $8.347           $6.715                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     94               24                -

                                                                    APP B-11

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2009             2008             2007
--------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.763           $9.756          $10.128
  Accumulation Unit Value at end of
   period                                     $7.952           $5.763           $9.756
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                5                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.739           $9.744          $10.121
  Accumulation Unit Value at end of
   period                                     $7.895           $5.739           $9.744
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
OPPENHEIMER MAIN STREET FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.903           $9.715          $10.111
  Accumulation Unit Value at end of
   period                                     $7.481           $5.903           $9.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    180               59                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.879           $9.704          $10.104
  Accumulation Unit Value at end of
   period                                     $7.427           $5.879           $9.704
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28                7                -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.991          $10.207          $10.177
  Accumulation Unit Value at end of
   period                                    $10.753           $6.991          $10.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    254               97                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.962          $10.195          $10.169
  Accumulation Unit Value at end of
   period                                    $10.676           $6.962          $10.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38               11                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.943           $9.917                -
  Accumulation Unit Value at end of
   period                                    $11.673           $9.943                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     57               25                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.918           $9.911                -
  Accumulation Unit Value at end of
   period                                    $11.609           $9.918                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               22                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.368          $10.352                -
  Accumulation Unit Value at end of
   period                                     $8.257           $6.368                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    103               68                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.352          $10.347                -
  Accumulation Unit Value at end of
   period                                     $8.212           $6.352                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     61               21                -
VAN KAMPEN - UIF U.S. MID CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.617           $9.686           $9.941
  Accumulation Unit Value at end of
   period                                     $7.739           $5.617           $9.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                3                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.594           $9.674           $9.934
  Accumulation Unit Value at end of
   period                                     $7.684           $5.594           $9.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                5                -

                                                                     APP C-1

-------------------------------------------------------------------------------

APPENDIX C - FUND DATA

I. INVESTMENT OPTIONS (STANDARD)


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS
 INVESCO V.I. INTERNATIONAL GROWTH FUND  Seeks long-term growth of capital            Invesco Advisers, Inc.
  - SERIES II (1)
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 ALLIANCEBERNSTEIN VPS BALANCED WEALTH   Maximize total return consistent with        AllianceBernstein L.P.
  STRATEGY PORTFOLIO - CLASS B           Advisor's determination of reasonable risk
 ALLIANCEBERNSTEIN VPS INTERNATIONAL     Seeks long-term growth of capital            AllianceBernstein L.P.
  VALUE PORTFOLIO - CLASS B
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 FIDELITY(R) VIP CONTRAFUND(R)           Seeks long-term capital appreciation         Fidelity Management & Research Company
  PORTFOLIO - SERVICE CLASS 2                                                         Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 FIDELITY(R) VIP MID CAP PORTFOLIO -     Long-term growth of capital with current     Fidelity Management & Research Company
  SERVICE CLASS 2                        income as a secondary consideration          Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 FRANKLIN INCOME SECURITIES FUND -       Seeks to maximize income while maintaining   Franklin Advisers, Inc.
  CLASS 4                                prospects for capital appreciation
 FRANKLIN SMALL CAP VALUE SECURITIES     Seeks long-term total return                 Franklin Advisory Services, LLC
  FUND - CLASS 4
 MUTUAL GLOBAL DISCOVERY SECURITIES      Seeks capital appreciation                   Franklin Mutual Advisers, LLC
  FUND - CLASS 4                                                                      Sub-advised by Franklin Templeton
                                                                                      Investment Management Limited
 MUTUAL SHARES SECURITIES FUND - CLASS   Capital appreciation, with income as a       Franklin Mutual Advisers, LLC
  4                                      secondary goal
 TEMPLETON GLOBAL BOND SECURITIES FUND   Seeks high current income, consistent with   Franklin Advisers, Inc.
  - CLASS 4                              preservation of capital, with capital
                                         appreciation as a secondary consideration
 TEMPLETON GROWTH SECURITIES FUND -      Seeks long-term capital growth               Templeton Global Advisors Limited
  CLASS 4                                                                             Sub-advised by Templeton Asset Management
                                                                                      Ltd.
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS FUND  Seeks capital appreciation                   HL Investment Advisors, LLC
  - CLASS IA                                                                          Sub-advised by Wellington Management
                                                                                      Company, LLP
HARTFORD SERIES FUND, INC.
 AMERICAN FUNDS BOND HLS FUND - CLASS    Seeks to maximize current income and         HL Investment Advisors, LLC
  IB                                     preservation of capital
 AMERICAN FUNDS GLOBAL GROWTH HLS FUND   Seeks growth of capital                      HL Investment Advisors, LLC
  - CLASS IB

APP C-2

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS GLOBAL SMALL             Seeks growth of capital over time            HL Investment Advisors, LLC
  CAPITALIZATION HLS FUND - CLASS IB
 AMERICAN FUNDS GROWTH HLS FUND - CLASS  Seeks growth of capital                      HL Investment Advisors, LLC
  IB
 AMERICAN FUNDS GROWTH-INCOME HLS FUND   Seeks growth of capital and income over      HL Investment Advisors, LLC
  - CLASS IB                             time
 AMERICAN FUNDS INTERNATIONAL HLS FUND   Seeks growth of capital over time            HL Investment Advisors, LLC
  - CLASS IB
 HARTFORD CAPITAL APPRECIATION HLS FUND  Seeks growth of capital                      HL Investment Advisors, LLC
  - CLASS IA                                                                          Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS FUND   Seeks a high level of current income         HL Investment Advisors, LLC
  - CLASS IA                             consistent with growth of capital            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GROWTH HLS FUND - CLASS IA     Seeks long-term capital appreciation         HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD INTERNATIONAL OPPORTUNITIES    Seeks long-term growth of capital            HL Investment Advisors, LLC
  HLS FUND - CLASS IA                                                                 Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MONEY MARKET HLS FUND - CLASS  Maximum current income consistent with       HL Investment Advisors, LLC
  IA*                                    liquidity and preservation of capital        Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD SMALL COMPANY HLS FUND -       Seeks growth of capital                      HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP and Hartford Investment
                                                                                      Management Company
 HARTFORD TOTAL RETURN BOND HLS FUND -   Seeks a competitive total return, with       HL Investment Advisors, LLC
  CLASS IA                               income as a secondary objective              Sub-advised by Hartford Investment
                                                                                      Management Company
LORD ABBETT SERIES FUND, INC.
 LORD ABBETT GROWTH AND INCOME           Long-term growth of capital and income       Lord, Abbett & Co. LLC
  PORTFOLIO - CLASS VC                   without excessive fluctuations in market
                                         value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) TOTAL RETURN SERIES - SERVICE    Seeks total return                           MFS Investment Management
  CLASS
 MFS(R) VALUE SERIES - SERVICE CLASS     Seeks capital appreciation                   MFS Investment Management
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 OPPENHEIMER GLOBAL SECURITIES FUND/VA   Seeks long-term capital appreciation by      OppenheimerFunds, Inc.
  - SERVICE SHARES                       investing a substantial portion of its
                                         assets in securities of foreign issuers,
                                         "growth-type" companies, cyclical
                                         industries and special situations which are
                                         considered to have appreciation
                                         possibilities.

                                                                     APP C-3

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER MAIN STREET FUND(R)/VA -    Seeks a high total return (which includes    OppenheimerFunds, Inc.
  SERVICE SHARES                         growth in the value of its shares as well
                                         as current income) from equity and debt
                                         securities. From time to time the Fund may
                                         focus on small to medium capitalization
                                         common stocks, bonds and convertible
                                         securities.
PUTNAM VARIABLE TRUST
 PUTNAM VT DIVERSIFIED INCOME FUND -     As high a level of current income as Putnam  Putnam Investment Management, LLC
  CLASS IB                               Management believes is consistent with
                                         preservation of capital
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 VAN KAMPEN - UIF U.S. MID CAP VALUE     Above-average total return over a market     Morgan Stanley Investment Management Inc.,
  PORTFOLIO - CLASS II (2)               cycle of three to five years by investing    doing business as Van Kampen
                                         in common stocks and other equity
                                         securities
 FIXED ACCUMULATION FEATURE**            Preservation of capital                      N/A



NOTES



(1)  Formerly AIM V.I. International Growth Fund - Series II



(2) Pursuant to a Plan of Reorganization and upon shareholder approval, the Van Kampen - UIF U.S. Mid Cap Value Portfolio will be merged into Invesco Van Kampen V.I. U.S. Mid Cap Value Fund effective at the close of business on May 28, 2010. If approved, the Van Kampen V.I. U.S. Mid Cap Value Fund is added as an investment option to your Contract and all references to Van Kampen - UIF U.S. Mid Cap Value Portfolio are deleted.


* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.

** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.

                                                                     APP D-1

-------------------------------------------------------------------------------

APPENDIX D - THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

OBJECTIVE

The objective of these two different riders is to (i) protect your investment from poor market performance; (ii) provide longevity protection through Lifetime Benefit Payments; and (iii) provide Death Benefit protection.

HOW DO THE RIDERS HELP ACHIEVE THIS GOAL?

- LIFETIME WITHDRAWAL FEATURE. Provided you follow the rules below, the riders provide a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's Lifetime Income Eligibility Date until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are based on whether either the rider chosen:

Lifetime Income                 =      Payment Base or Contract   x      Withdrawal Percent
Builder Selects                        Value, whichever is
                                       higher
                                                - or -
Lifetime Income                 =      Payment Base               x      Withdrawal Percent
Builder Portfolios

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments (adjusted for partial Surrenders) or Contract Value as of the date due proof of death is received by us for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THE RIDERS?

The Hartford's Lifetime Income Builders Selects is closed to new investors. These riders may not be available through all Registered Representatives and may be subject to additional restrictions set by your Registered Representative or us. We reserve the right to withdraw either or both riders and any options at any time.

When you buy either rider, you must provide us with the names and date of birth of the Owner, any joint Owner, Annuitant and Beneficiary. We then determine who the "Relevant Covered Life" and other "Covered Lives" will be when establishing the Withdrawal Percent.

- A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

- For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner, and his or her Spouse as the joint Owner or Beneficiary.

- The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing either rider is
80. These age restrictions also apply to the Beneficiary when the Joint/Spousal Option is chosen.

DOES ELECTING EITHER RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect either rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR EITHER RIDER CALCULATED?

The fee for the riders is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary after your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for the riders will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

APP D-2

-------------------------------------------------------------------------------

We reserve the right to increase the charge for either or both riders (and any option) up to the maximum fees described in the Synopsis at any time 12 months after either rider's effective date. Any future fee increase will be based on the charge that we are then currently charging other customers who have not previously elected such rider.

Fee increases will not apply if (a) the age of the Relevant Covered Life is 81 or older; (b) you notify us of your election to permanently waive automatic Payment Base increases as described below; or (c) we convert your benefits based on our Minimum Amount rules defined in your Contract. This fee may not be the same as the fee that we charge new purchasers.

Subject to the foregoing limitation, we also reserve the right to charge a different fee for either rider (or options) to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

- If you decline the fee increase, and defer withdrawals for at least five years, the Withdrawal Percentage will continue to be reset when a new age band is reached according to the rider's rules.

DOES THE PAYMENT BASE CHANGE UNDER EITHER RIDER?

Yes, your initial Payment Base is equal to your initial Premium Payment. It will fluctuate based on:

       -   automatic Payment Base increases; and

       -   subsequent Premium Payments; and

       - partial Surrenders (including partial Surrenders taken prior to the Lifetime Income Eligibility Date or if the amount of the partial Surrender exceeds either your Threshold or Lifetime Benefit Payment amount).

- Automatic Payment Base Increase: Your automatic annual Payment Base increase varies depending on whether you choose The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. The following table describes how these options operate:

                                         THE HARTFORD'S                                           THE HARTFORD'S
                                 LIFETIME INCOME BUILDER SELECTS                        LIFETIME INCOME BUILDER PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
New Payment Base     [(current Anniversary Value (prior to the rider charge   The higher of current Contract Value or Payment Base
                     being taken) divided by your prior Payment Base)]
                     multiplied by your prior Payment Base
Annual Payment Base  0% - 10%                                                 Unlimited
increase limits

  We will determine if you are eligible for annual automatic Payment Base increases on each Contract Anniversary.

  Automatic Payment Base increases will cease upon the earliest of:

    -   your Annuity Commencement Date;

    - the Contract Anniversary immediately following the Relevant Covered Life's attained age of 90; or

    -   You waive your right to receive automatic Payment Base increases.

                                                                     APP D-3

-------------------------------------------------------------------------------

Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under either rider. See Examples 16 and 17 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix A.

- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis. See Examples 10 and 11 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix A.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior to the Lifetime Income Eligibility Date, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable limits as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to the Lifetime Income Eligibility Date, are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B. If cumulative partial Surrenders taken after the Lifetime Income Eligibility Date are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

  See Examples 3-9 and 12-15 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix A.

- Covered Life Changes may also trigger a recalculation of your Payment Base, Lifetime Benefit Payment, Guaranteed Minimum Death Benefit and rider fees. See "WHAT HAPPENS IF YOU CHANGE OWNERSHIP?" below.

- Option Conversion. We reserve the right to offer a one-time only conversion from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, on or after the first Contract Anniversary after the rider has been in effect and prior to the Relevant Covered Life's reaching attained age 81. Your then current Payment Base will be your new Payment Base for the purposes of the converted rider. This conversion will go into effect on the next following Contract Anniversary. A conversion notice must be received by us in good order between 30 days prior to, or within 15 days after, a Contract Anniversary. This privilege may be withdrawn at our sole discretion at any time without prior notice. The rider fee and any associated restrictions will be based on the rider then in effect. You may rescind your election within 15 days after making your election. Upon rescission; however, your Payment Base will be reset at the LOWER of the then applicable Payment Base or the Contract Value at the time of rescission. RESCISSION OF A CONVERSION OPTION MAY THEREFORE RESULT IN A PERMANENT REDUCTION OF BENEFITS. Once rescinded, this privilege will be terminated.

- Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

IS EITHER RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, withdrawals taken prior to the Lifetime Income Eligibility Date are not guaranteed to be available throughout your lifetime. Such withdrawals will reduce (and may even eliminate) the Payment Base otherwise available to establish Lifetime Benefit Payments and Guaranteed Minimum Death Benefits.

As shown in the following table, the Withdrawal Percent for all partial Surrenders taken BEFORE the Lifetime Income Eligibility Date will be 5% (Single Life Option) or 4.5% (Joint/Spousal Option). In contrast, the Withdrawal Percent for partial Surrenders taken AFTER the Lifetime Income Eligibility Date will be based on the chronological age of the Relevant Covered Life at the time of the first withdrawal as shown below:

                                                 WITHDRAWAL PERCENT
                                    SINGLE LIFE                    JOINT/SPOUSAL
RELEVANT COVEREDLIFE ATTAINED AGE      OPTION                          OPTION
---------------------------------------------------------------------------------
     [LESS THAN]59 1/2 - 64             5.0%                            4.5%
            65 - 69                     5.5%                            5.0%
            70 - 74                     6.0%                            5.5%
            75 - 79                     6.5%                            6.0%
            80 - 84                     7.0%                            6.5%
            85 - 90                     7.5%                            7.0%
              90+                       8.0%                            7.5%

APP D-4

-------------------------------------------------------------------------------

Except as provided below, the Withdrawal Percent will be based on the chronological age of the Relevant Covered Life at the time of the first Surrender.

1. If a partial Surrender HAS NOT been taken, your new Withdrawal Percent will be effective on the next birthday that brought the Relevant Covered Life into a new Withdrawal Percent age band; or

2. If you have deferred taking partial Surrenders for five years from the date you purchased this rider, your new Withdrawal Percent will be effective on the next birthday that brings the Relevant covered Life into a new Withdrawal Percent age band. Your new Withdrawal Percent will thereafter continue to change based on the age of the Relevant Covered Life as shown on the table above regardless of whether partial Surrenders are taken after such five year period or;

3. If the preceding requirements in (1) or (2) have not been met, your new Withdrawal Percent will be effective as of the Contract Anniversary when the next automatic Payment Base increase occurs due to market performance after the birthday that brings the Relevant Covered Life into a new Withdrawal Percent age band.

If you meet the deferral requirements above, you will not forfeit your right to automatic Withdrawal Percent increases even if you decline future fee increases.

Please refer to Example 24 in The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios Examples Appendix for more information.

IS EITHER RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments adjusted for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of either rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. For Joint/Spousal election of either rider, no Death Benefit will be available when a Relevant Covered Life is the Beneficiary and the Beneficiary dies.

Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and
        (ii) proportionate basis for the amount in excess of the Threshold.

    B. If cumulative partial Surrenders after the Lifetime Income Eligibility Date are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL FEATURE" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES EITHER RIDER REPLACE THE STANDARD DEATH BENEFIT?

YES, IT PERMANENTLY REPLACES THE STANDARD DEATH BENEFIT. The Guaranteed Minimum Death Benefit differs from the standard Death Benefit in terms of how it is reduced by excess withdrawals. The standard Death Benefit is depleted proportionately for partial Surrenders in excess of the Annual Withdrawal Amount whereas the Guaranteed Minimum Death Benefit is depleted proportionately for partial Surrenders in excess of Lifetime Benefit Payments or the Threshold.

The Guaranteed Minimum Death Benefit will be reset to equal Contract Value when there is a Covered Life change that exceeds the permissible age limitation under either rider. This may also occur for the Single Life Option when the Spouse elects Spousal Contract continuation and the new Covered Life exceeds the age limit.

CAN YOU REVOKE EITHER RIDER?

No. However, a Company-sponsored exchange of either rider will not be considered to be a revocation by you of either rider.

                                                                     APP D-5

-------------------------------------------------------------------------------

WHAT EFFECT DOES PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER EITHER RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER EITHER RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under either rider.

If your Contract Value on any Contract Anniversary is ever reduced below the minimum amount (as defined in your Contract - generally, the greater of $500 or one Lifetime Benefit Payment) as a result of investment performance or if on any Valuation Day a partial Surrender is taken that reduces your Contract Value below the minimum amount, then the following will occur:

-   We will no longer accept subsequent Premium Payments; and

- You will be required to either make a full Surrender or promptly transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs (failure to do so after a reasonable amount of time being deemed as acquiescence to our reallocation of these sum to the Money Market Sub-Account); and

- Lifetime Benefit Payments will continue and Withdrawal Percent increases will continue if the Contract qualifies for the 5-year deferred provision; and

- Your Guaranteed Minimum Death Benefit will continue to be reduced by Lifetime Benefit Payments until reduced to zero at which time your Death Benefit shall be equal to your Contract Value; and

- All other privileges under this rider will terminate and you will no longer be charged a rider fee or Annual Maintenance Fee and

- If any amount greater than a Lifetime Benefit Payment is requested, the Contract will be liquidated, the rider will terminate and the Guaranteed Minimum Death Benefit will be lost.

See Examples 21 and 22 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix A.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as either rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a recalculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the applicable rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change. The charge for this rider will remain the same.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change. The charge for this rider will remain the same.

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Lifetime Withdrawal Feature of either rider and continue the Guaranteed Minimum Death Benefit only. The charge for the rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of either rider at the time of the change, or we no longer offer either rider, then either rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

APP D-6

-------------------------------------------------------------------------------

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer such rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Lifetime Withdrawal Feature will terminate. The charge for either rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer such rider, then we will use the attained age of the older Covered Life as of the date of the Covered Life change to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer such rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If such rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

                                                                     APP D-7

-------------------------------------------------------------------------------

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.


Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.


CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the sole Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and such rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and such rider (or a similar rider, as we determine) is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering such rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Feature, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

Either rider is designed to facilitate the continuation of your rights under the rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue either rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date; and

-   The Lifetime Benefit Payment will be recalculated.

The remaining Covered Life can not name a new owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. Either rider will terminate upon the death of the remaining Covered Life.

See Examples 18 and 19 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix A.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity

APP D-8

-------------------------------------------------------------------------------

Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our Minimum Amount rule then in effect.

If your Contract Value is reduced below our Minimum Amount rule (as defined in your Contract), then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 1/2 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 1/2 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

                                                                     APP D-9

-------------------------------------------------------------------------------

These options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes, as described in the following table:

Lifetime Income Builder    We reserve the right to limit the Funds into which you may allocate your Contract Value. We may
Selects                    prohibit investment in certain Funds or require you to allocate your Contract Value only to certain
                           Funds or in accordance with one of a number of model portfolios or Programs.
Lifetime Income Builder    Your Contract Value must be invested in one or more Programs and in an approved model portfolio,
Portfolios                 Funds or other investment vehicles established from time to time. Permissible portfolios, Funds,
                           Programs or other investment vehicles are described in your application and other communications. Not all model portfolios or Programs are available through all Financial Intermediaries.
                           We may, in our sole discretion, add, replace or alter Funds, Programs and model portfolios from time to time. You will be provided with advance notification of any investment restriction changes.
                           Changes may be made on a prospective basis with respect to any additional Premium Payments received.
                           While you may switch from model portfolio to model portfolio, you can not pick and choose Funds within any model portfolios nor may you specify which Funds should be redeemed to satisfy the
                           Lifetime Withdrawal Feature. You may provide written investment instructions to invest Contract Value in a manner that violates these investment restrictions. Any such action will; however, result in the termination of your rights under either rider.

Investments within model portfolios will fluctuate in value and may be worth more or less than your original investment. We are not responsible for lost investment opportunities associated with the implementation of these investment restrictions. Please refer to each Fund's investment objectives, policies and restrictions and the risks of investing in each Fund as described in this prospectus and the prospectus for each Fund.

If your Lifetime Withdrawal Feature is revoked due to failure to comply with the investment restrictions, You will have a one time opportunity to reinstate the Lifetime Withdrawal Feature on your rider. There is a 15 calendar day reinstatement period that will begin from the date Your Lifetime Withdrawal Feature is revoked. During the reinstatement period if you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change your opportunity to reinstate will be terminated.

Upon reinstatement of your Lifetime Withdrawal Feature under either rider, Your Payment Base will be reset at the lower of the Payment Base prior to the revocation and Contract Value as of the date of the reinstatement. Your Withdrawal Percentage will be set equal to the Withdrawal Percentage prior to the Lifetime Withdrawal Feature revocation; unless, if within the reinstatement period You reach a new age band and no partial Surrenders have been taken, then the Withdrawal Percentage will be set equal to the appropriate percentage based on the attained age of the Relevant Covered Life. Your Lifetime Benefit Payment will be recalculated based on the Lifetime Withdrawal Feature values as of the date of the reinstatement. We will deduct a prorated rider charge on your Contract Anniversary following the reinstatement for the time period between the reinstatement date and your first Contract Anniversary following the reinstatement.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. The restrictions are not currently enforced.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

APP D-10

-------------------------------------------------------------------------------

OTHER INFORMATION

The riders may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under either rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the then current maximum Lifetime Benefit Payment or Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, the Death Benefit will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize, you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- If you had elected the conversion option from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, and subsequently rescinded that election, your Payment Base will be set to the lower of the Payment Base or the Contract Value on the date of the rescission and therefore your old Payment Base will not be restored. The Death Benefit will also be set to the lower of the Guaranteed Minimum Death Benefit and the Contract Value on the date of the rescission.

- Even though either rider is designed to provide living benefits, you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of either rider.

- While there is no minimum age for electing either rider, withdrawals taken prior to the Lifetime Income Eligibility Date will reduce, or can even eliminate guaranteed Lifetime Benefit Payments. PAYMENTS TAKEN PRIOR TO THE LIFETIME INCOME ELIGIBILITY DATE ARE NOT GUARANTEED TO LAST FOR A LIFETIME. Either rider may not be suitable if a Covered Life is under attained age 59 1/2.

- The determination of the Relevant Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate either or both riders post-election based on your violation of benefit rules and may otherwise withdraw such rider (or any option) for new sales at any time. In the event that either rider (or any option) is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated and the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Unless otherwise provided, you may select either rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect either rider you will not be eligible to elect optional riders other than MAV or MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of either rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in either optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under either rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- The fee for either rider may increase any time after 12 months from either rider's effective date. There are no assurances as to the fee we will be charging at the time of each Payment Base increase. This is subject to the maximum fee disclosed in the Synopsis.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- We do not automatically increase payments under the Automatic Income Program If your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment

                                                                    APP D-11

-------------------------------------------------------------------------------

  increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

                                                                     APP E-1

-------------------------------------------------------------------------------

APPENDIX E - THE HARTFORD'S LIFETIME INCOME FOUNDATION

OBJECTIVE

Protect principal from poor market performance, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

1. LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary multiplied by the applicable Withdrawal Percent. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

2. GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Lifetime Income Foundation is closed to new investors.

When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
80. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 81.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would

APP E-2

-------------------------------------------------------------------------------

otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on:

- Subsequent Premium Payments. Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders. Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the aggregate amount of the partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. Please refer to the Examples in Appendix I for a more complete description of these effects.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percent, and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance,

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issue date to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years.

IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar

                                                                     APP E-3

-------------------------------------------------------------------------------

       basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

Yes. Anytime following the earlier of Spousal Contract continuation or the 5th Contract Year, the Contract Owner may also elect to revoke the Lifetime Withdrawal Benefits whereupon we will deduct one last pro-rated fee for this rider and only the Guaranteed Minimum Death Benefit shall continue to apply. Certain changes in the Covered Life will also constitute a revocation of the Withdrawal Benefits. A Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

In the event that this rider is terminated, whether as a result of your actions or ours, your Lifetime Benefit Payments will cease; your Payment Base will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

WHAT EFFECT DOES PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

Please refer to the discussion under "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new Relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

APP E-4

-------------------------------------------------------------------------------

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then we will:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

                                                                     APP E-5

-------------------------------------------------------------------------------

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues
Annuitant                        Contract Owner is any            There is no Contingent           Contract Owner receives Death
                                 non-natural entity               Annuitant                        Benefit and this rider
                                                                                                   terminates

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.


Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

APP E-6

-------------------------------------------------------------------------------

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales of this rider at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender; and

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new Owner of the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will then terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the age of the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect. By annuitizing your Contract and choosing an income option, you will be exchanging your accumulated savings and Death Benefits for a guaranteed income stream.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

                                                                     APP E-7

-------------------------------------------------------------------------------

If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant is alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of your Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code
Section 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of a Covered Life change. We may prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.

APP E-8

-------------------------------------------------------------------------------

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payment may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or be able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, your Spouse may find continuation of this rider to be unavailable or unattractive after the death of the Covered Life. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and

                                                                     APP E-9

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  those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

- We do not automatically increase payments under the Automatic Income Program If your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

                                                                     APP F-1

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APPENDIX F - THE HARTFORD'S LIFETIME INCOME BUILDER II

OBJECTIVE

Protect your investment from poor market performance through potential annual automatic Payment Base increases, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

1. LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary, as adjusted by annual Payment Base increases, multiplied by the applicable Withdrawal Percent. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

2. GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for Partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.


WHEN CAN YOU BUY THIS RIDER?


The Hartford's Lifetime Income Builder II is closed to new investors.

When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
75. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 76.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

We reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you are eligible for future automatic Payment Base increases. Any future fee increase will be based on the charge that we are then currently charging other customers who have not previously elected this rider. If we cease sales of this rider, we will

APP F-2

-------------------------------------------------------------------------------

predetermine the rider charge on a non-discriminatory basis. Fee increases will not apply if (a) the age of the Relevant Covered Life is 80 or older; or (b) you notify us in writing of your election to permanently waive automatic Payment Base increases. This fee may not be the same as the fee that we charge new purchasers or the fee we set before we cease offering this rider. In no event will this charge exceed 0.75% annually.

Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

We may offer a lower fee to customers who agree to participate in any asset allocation models, investment programs, or fund-of-funds we may designate from time to time.

You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders as well as automatic Payment Base increases. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on certain changes in Covered Lives.

- Automatic Payment Base increases. Your Payment Base may fluctuate based on annual "automatic Payment Base increases." You will be qualified for annual automatic Payment Base increases commencing on your first Contract Anniversary. Automatic Payment Base increases will cease upon the earlier of the Annuity Commencement Date or the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80. Automatic Payment Base increases are based on your then current Anniversary Value (prior to the rider charge being taken) divided by your Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10% provided; however, there is no cap on Automatic Payment Base increases if you allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts designated by us. Automatic Payment Base increases will not take place if the investment performance of your Sub-Accounts is neutral or negative.

- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

       A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

       B. If cumulative partial Surrenders during an Eligible Withdrawal Year are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

                                                                     APP F-3

-------------------------------------------------------------------------------

       C. For any partial Surrender that first causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percentage and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance:

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issuance to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year, you will not be able to carry remaining amounts forward to future Contract Years. See Examples 1-6 and 11-14 under The Hartford's Lifetime Income Builder II.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse. See Examples 9, 10 and under The Hartford's Lifetime Income Builder II.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

APP F-4

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CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DOES PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments. See Examples 7, 8 and 10-14 under The Hartford's Lifetime Income Builder II.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new Relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then we will:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change. The Maximum Contract Value will be recalculated to equal the Contract Value on the date of the change; or

                                                                     APP F-5

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    C.  If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.


Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.


CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

APP F-6

-------------------------------------------------------------------------------

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new owner on the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value. See Example 17 under The Hartford's Lifetime Income Builder II.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

                                                                     APP F-7

-------------------------------------------------------------------------------

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of any Covered Life change If there is a Covered Life change, We may prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.

See Examples 9, 10 and under The Hartford's Lifetime Income Builder II in Appendix A.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

APP F-8

-------------------------------------------------------------------------------

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time. In the event that this rider is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of this rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- The fee for this rider may increase if and when automatic Payment Base increases take place. There are no assurances as to the fee we will be charging at the time of each Payment Base increase. This is subject to the maximum fee disclosed in the Synopsis and this section.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and

                                                                     APP F-9

-------------------------------------------------------------------------------

  those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

- We do not automatically increase payments under the Automatic Income Program If your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

To obtain a Statement of Additional Information, please complete the form below and mail to:


     The Hartford
     Attn: Retirement Group
     P.O. Box 5085
     Hartford, Connecticut 06102-5085


Please send a Statement of Additional Information for Series I of The Director variable annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT THREE

                                  THE DIRECTOR

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.


To obtain a prospectus, send a written request to The Hartford, Attn: Retirement Group, P.O. Box 5085, Hartford, CT 06102-5085.



Date of Prospectus: May 3, 2010
Date of Statement of Additional Information: May 3, 2010


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    5
  Additional Materials                                                         5
  Performance Comparisons                                                      5
FINANCIAL STATEMENTS                                                        SA-1

2

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated financial statements of Hartford Life Insurance Company (the "Company") as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 23, 2010 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for other-than-temporary impairments in 2009 and for the fair value measurement of financial instruments in 2008) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Three (the "Account") as of December 31, 2009, and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 23, 2010, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



NON-PARTICIPATING


The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2009: $1,636,348; 2008: $19,192,922; and 2007: $76,038,094.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES


As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments of at least $100 in 2009 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



A & F Financial Securities, Inc., Addison Avenue Federal Credit Union, Advantage Capital Corp., Advisory Group Equity Services Ltd., AF Brokerage, AIG Financial Advisors, AIG Retirement Advisors, Inc., AIM Distributors, Allen & Company of Florida, Inc., Alliance Bernstein Investment Research, Alliance Bernstein Investments, Inc., Altura Credit Union, Amcore Investment Services, Inc., American Funds, American General Securities, Inc., American Portfolios Financial Services, Ameriprise Advisor Services, Inc., Ameriprise Financial Services, Inc., Ameritas Investment Corp., Amtrust Investment Services, Inc., Anchor Bank, Arvest Asset Management, Arvest Bank, Associated Bank, N.A., Associated Investment Services, Inc., Associated Securities Corp., Atlantic Southern Bank, AXA Advisors, LLC, B .C. Ziegler and Company, Banc of America Investment Services, Inc., Bancnorth Investment Group, Inc., Bancorpsouth Bank, Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank of Oklahoma, N.A., Bank of the West, Bank Securities Association, Bankers & Investors Co., BankUnited FSB, BB&T Investment Services, Inc., BCG Securities, Inc., Benchmark Investments, Inc., Berthel, Fisher & Co. Financial Services, BISA, BOSC, Inc., Brewer Financial Services, LLC, Broker Dealer Financial Services Corp., Brookstone Securities, Inc., Brookstreet Securities Corp., Bruce
A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., California National Bank, Cambridge Investment Research, Inc., Camden National Bank,

-------------------------------------------------------------------------------


Cantella & Co., Inc., Capital Analysts, Inc., Capital Bank, Capital Financial Services, Inc., Capital Investment Group, Inc., Capital One Investments Services LLC, Capitol Securities Management, Inc., Carolina First Bank, CBIZ Financial Solutions, Inc., CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Centennial Securities Co., Inc., Centra Bank, Inc., Charles Schwab & Company, Inc, Chase Investments Services, Corp., Chicago Investment Group, LLC, CIBC World Markets Corp., Citadel Federal Credit Union, Citi Bank, Citigroup Global Markets, Inc., City Bank, City Securities Corporation, Colonial Bank, N.A., Colonial Brokerage, Inc., Comerica Securities, Commerce Brokerage Services, Inc., Commonwealth Financial Network, Community Bank, Compass Bank, Compass Brokerage, Inc., Coordinated Capital Securities, Inc., Crowell, Weedon & Co., Crown Capital Securities, LLP, Cumberland Brokerage Corp., Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., D.A. Davidson & Company, David A. Noyes & Company, Delta Equity Services Corp., Dempsey Lord Smith LLC, Deutsche Bank Securities, Inc., Dominion Investor Services, Inc., Dorsey & Company, Inc., Dougherty & Company LLC, Eagle One Financial, Eagle One Investments, LLC, Edward Jones, Elevations Credit Union, Emerson Equity, LLC, Equable Securities Corporation, Equity Services, Inc., Essex Financial Services, Inc., Essex National Securities, Inc., Excel Securities & Assoc., Inc., Fairpoint Capital, Inc., FCG Advisors, Feltl & Company, Ferris Baker Watts, Fidelity Bank, Fidelity Brokerage Services, Inc., Fidelity Brokerage Services, LLC, Fidelity Investments, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Security Management, Inc., Fintegra LLC, First Allied Securities, First Brokerage America, First Citizens Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Citizens Trust Co., N. A., First Financial Equity Corp., First Global Securities, Inc., First Heartland Capital, Inc., First Investment Services, First National B & T of Columbus, First Niagara Bank, First South Bank, First Southeast Inv. Services, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Advisors, First Western Securities, Inc., Five Star Investment Services, Inc., Florida Investment Advisers, FNB Brokerage Services, Inc., Division, Folger Nolan Fleming Douglas, Foothill Securities, Inc., Foresters Equity Services, Inc., Franklin Templeton Dist., Inc., Fremont Bank, Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, FSIC, Fulcrum Securities, Inc., GBS Financial Corp., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Girard Securities, Inc., Gold Coast Securities, Inc., Great American Advisors, Inc., Gregory J Schwartz & Co., Inc., Grey Investment, Gunnallen Financial, Inc., GWN Securities, Inc., H & R Block Financial Advisors, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbor Financial Services, LLC, Harbour Investments, Inc., Harris Investor Services, Inc., Harvest Capital LLC, Hazard & Siegel, Inc., Heartland Investment Assoc., Inc., Heim Young & Associates, Inc., Heritage Family Federal Credit Union, Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Brokerage, Inc., HSBC Securities
(USA) Inc., Huntingdon Securities Corp., Huntington Investments, Huntington National Bank, Huntington Valley Bank, IBN Financial Services, Inc., IMS Securities, Inc., Independent Financial Group, LLC, Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, Insignia Bank, InterSecurities Inc., Inverness Securities, LLC, Invesmart Securities LLC, INVEST Financial Corporation, INVEST Bank of Oak Ridge, INVEST United Community Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., J. B. Hanauer & Co., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., Joseph Gunnar & Co. LLC, Kern Schools Federal Credit Union, Key Bank, Key Investment Services, LLC., KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, Lara, Shull & May, LTD, LaSalle Street Securities, Inc., Leigh Baldwin & Co., LLC, Leonard & Company, Liberty Group, LLC, Linclon Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Lord, Abbett & Co., LPL Financial Corporation, M Griffith Locke Investment Services, M & I Bank, M & T Bank, M & T Securities, Inc., M.L. Stern & Co., Inc., May Financial Corporation, , Means Investment Co., Inc., Merrill Lynch Inc., Mesirow Financial, Inc., MetLife Securities, Inc., MFS Fund Distributors, Inc., MidAmerica Financial Services, Inc., MidFirst Bank, Midwestern Securities Trading Co., LLC, MML Investor Services, Inc., Money Concepts Capital Corp., Money Management Advisory, Inc., Morgan Keegan & Co., Inc., Morgan Stanley & Co., Inc., Morgan Stanley Smith Barney, Multi-Financial Securities Corp., Multiple Financial Services, Inc., Mutual Service Corp., Natcity Investments, National Advisors Trust, National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, NBC Securities, Inc., Neidiger, Tucker, Bruner, Inc., New England Securities Corp., Newbridge Securities, Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., Nollenberger Capital Partners, Northwestern Mutual Inv. Services, NPB Financial Group LLC, Nutmeg Securities, Ltd., NYLIFE Securities, Inc., OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Orange County Teachers FCU, Orange Countys Credit Union, Pacco Capital Solutions, LLC, Pacific West Securities, Inc., Packerland Brokerage Services, Inc., Park Avenue Securities, LLC, Parsonex Securities, Inc., Partnervest Securities, Inc., Paulson Investment Company, Inc., Peoples Securities, Inc., PlanMember Securities Corp., Planning Corp. (IM&R), PNC Bank Corp., PNC Investments LLC, Prime Capital Services, Inc., PrimeVest Financial Services, Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., RBC Capital Markets Corp., RBC Dain FID Division, Regal Securities, Inc., Resource Horizons Group, LLC, RiverStone Wealth Management, Inc., Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Royal Alliance Associates, Inc., Royal Securities Company, Ryan Financial, Inc., S.C. Parker & Co., Inc., S. Smith Barney Bank Investments Centers, Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., Santa Barbara Bank & Trust, Scott & Stringfellow, Inc., Seacoast Investor Services, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signal Securities, Inc., Signator Investors, Inc., Signature Bank, Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank

4

-------------------------------------------------------------------------------


Advisor, Smith Hayes Financial Services Corp., South Valley Wealth Management, Southeast Investments N.C., Inc., Southwest Securities, Inc., Sovereign Bank, Space Coast Credit Union, Spectrum Capital Inc., Stephens, Inc., Sterling Savings Bank, Sterne Agee & Leach, inc., Stifel, Nicolaus & Co., Inc., Stockcross, Inc., Strategic Financial Alliance, Summit Bank, Summit Brokerage Services Inc., Summit Equities, Inc., Summitalliance Securities, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., SunTrust Securities, Inc., Symetra Investment Services, Inc., Synovus Securities, TD Ameritrade, Inc., TD Bancnorth, National Association, TFS Securities, Inc., The Huntington Investment Co., The Leaders Group, Inc., The Winning Edge Financial Group, Thoroughbred Financial Services, LLC, Thurston, Springer, Miller, Herd, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Tricor Financial Services, Ltd., Triune Capital Advisors, TrustCore Investments, Inc., Trustmont Financial Group, Inc., UBS Financial Services, Inc., UBS International, UMB Bank, UMB Financial Services, Inc., Union Bank of California, N. A., UnionBanc Investment Services, United Bank, Inc., United Brokerage Services, Inc., United Community Bank, United Financial Group, United Planners Financial Services of America, US Bancorp Investments, US Bank, US Discount Brokerage, Inc., USA Financial Securities Corp., UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, Veritrust Financial, LLC, VFinance Investments, Inc., VSR Financial Services, Inc., Wachovia Bank, Wachovia Securities ISG, Wachovia Securities LLC., Wall Street Financial Group, Walnut Street Securities, Inc., WaMu Investments, Inc., Waterstone Financial Group, Inc., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, WesBanco Bank, Inc., WesBanco Securities, Inc., Wescom Financial Services, Western International Securities, Western State Bank, Westfield Bakerink Brozak, LLC, WFG Investments, Inc., Woodbury Financial Services, Inc., Woodmen Financial Services, Inc., Woodstock Financial Group, Inc., Workman Securities Corp., WRP Investments, Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the later of the date of the inception of the Sub-Account or Separate Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions and the Annual Maintenance Fee.

The formula we use to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the later of the date of inception of the underlying fund or Separate Account for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return includes the impact of a minimum 1% sales charge, if applicable, and the Annual Maintenance Fee is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

A Sub-Account may advertise non-standardized total returns for periods predating its inception as an investment option in this variable annuity. Such non-standardized total returns reflect the adjusted historical returns of the underlying Fund in which the Sub-Account invests, as adjusted for certain Separate Account annual expenses (Mortality and Expense Risk Charges and Administrative Fees), but excludes adjustments for optional riders or deductions for Annual Maintenance Fees, sales charges, premium taxes and federal/state taxes (including possible penalties). To the extent that a Sub-Account invests in a Feeder Fund (a Feeder Fund is a fund that invests all of its assets into a corresponding Master Fund), the Feeder Fund's performance for periods pre-dating the inception of the Feeder Fund and/or its inclusion within a Separate Account may include the performance of the Master Fund since the inception of the Master Fund, as adjusted for the Feeder Fund's operating expenses. In such case, the performance of a Feeder Fund will be lower than the corresponding Master Fund because of Feeder Fund operating expenses. Performance may include the effect of waivers and reimbursements, in the absence of which performance may have been lower.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

-------------------------------------------------------------------------------

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR." Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT THREE AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Three (the "Account"), as of December 31, 2009, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Hartford Life Insurance Company Separate Account Three as of December 31, 2009, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 23, 2010

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH             INTERNATIONAL
                                   STRATEGY PORTFOLIO          VALUE PORTFOLIO
                                      SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                       --                         --
   Class II                                      --                         --
   Class X                                       --                         --
   Class Y                                       --                         --
   Class 1                                       --                         --
   Class 2                                       --                         --
   Other                                  4,323,470                  6,982,588
                                     ==============            ===============
  Cost:
   Class I                                       --                         --
   Class II                                      --                         --
   Class X                                       --                         --
   Class Y                                       --                         --
   Class 1                                       --                         --
   Class 2                                       --                         --
   Other                                $52,695,165               $152,725,180
                                     ==============            ===============
  Market Value:
   Class I                                       --                         --
   Class II                                      --                         --
   Class X                                       --                         --
   Class Y                                       --                         --
   Class 1                                       --                         --
   Class 2                                       --                         --
   Other                                $45,742,306               $101,526,828
 Due from Hartford Life
  Insurance Company                              --                         --
 Receivable from fund shares
  sold                                        7,072                     33,080
 Other assets                                    --                         --
                                     --------------            ---------------
 Total Assets                            45,749,378                101,559,908
                                     --------------            ---------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           7,072                     33,080
 Payable for fund shares
  purchased                                      --                         --
 Other liabilities                                1                          4
                                     --------------            ---------------
 Total Liabilities                            7,073                     33,084
                                     --------------            ---------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $45,742,305               $101,526,824
                                     ==============            ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS                               ALLIANCEBERNSTEIN VPS
                                    SMALL/MID CAP         ALLIANCEBERNSTEIN VPS         INTERNATIONAL
                                   VALUE PORTFOLIO           VALUE PORTFOLIO           GROWTH PORTFOLIO
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                        --                       --
   Class II                                     --                        --                       --
   Class X                                      --                        --                       --
   Class Y                                      --                        --                       --
   Class 1                                      --                        --                       --
   Class 2                                      --                        --                       --
   Other                                 1,057,726                 5,681,459                  313,292
                                    ==============            ==============             ============
  Cost:
   Class I                                      --                        --                       --
   Class II                                     --                        --                       --
   Class X                                      --                        --                       --
   Class Y                                      --                        --                       --
   Class 1                                      --                        --                       --
   Class 2                                      --                        --                       --
   Other                               $18,275,428               $76,849,199               $6,026,324
                                    ==============            ==============             ============
  Market Value:
   Class I                                      --                        --                       --
   Class II                                     --                        --                       --
   Class X                                      --                        --                       --
   Class Y                                      --                        --                       --
   Class 1                                      --                        --                       --
   Class 2                                      --                        --                       --
   Other                               $14,131,217               $50,564,987               $5,172,450
 Due from Hartford Life
  Insurance Company                             --                        --                       --
 Receivable from fund shares
  sold                                       1,796                    16,664                      263
 Other assets                                   --                        --                       --
                                    --------------            --------------             ------------
 Total Assets                           14,133,013                50,581,651                5,172,713
                                    --------------            --------------             ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          1,796                    16,664                      263
 Payable for fund shares
  purchased                                     --                        --                       --
 Other liabilities                              --                        --                       --
                                    --------------            --------------             ------------
 Total Liabilities                           1,796                    16,664                      263
                                    --------------            --------------             ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $14,131,217               $50,564,987               $5,172,450
                                    ==============            ==============             ============

                                     AIM V.I.            AMERICAN FUNDS
                                  INTERNATIONAL              GLOBAL               AMERICAN FUNDS
                                   GROWTH FUND            GROWTH FUND              GROWTH FUND
                                 SUB-ACCOUNT (A)          SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --                       --                        --
   Class II                                --                       --                        --
   Class X                                 --                       --                        --
   Class Y                                 --                       --                        --
   Class 1                                 --                       --                        --
   Class 2                                 --                  180,083                   413,250
   Other                                  135                       --                        --
                                     ========             ============            ==============
  Cost:
   Class I                                 --                       --                        --
   Class II                                --                       --                        --
   Class X                                 --                       --                        --
   Class Y                                 --                       --                        --
   Class 1                                 --                       --                        --
   Class 2                                 --               $3,021,694               $20,059,905
   Other                               $3,067                       --                        --
                                     ========             ============            ==============
  Market Value:
   Class I                                 --                       --                        --
   Class II                                --                       --                        --
   Class X                                 --                       --                        --
   Class Y                                 --                       --                        --
   Class 1                                 --                       --                        --
   Class 2                                 --               $3,511,626               $19,050,837
   Other                               $3,454                       --                        --
 Due from Hartford Life
  Insurance Company                        --                       --                        --
 Receivable from fund shares
  sold                                     --                      169                    12,704
 Other assets                              --                       --                         1
                                     --------             ------------            --------------
 Total Assets                           3,454                3,511,795                19,063,542
                                     --------             ------------            --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                      169                    12,704
 Payable for fund shares
  purchased                                --                       --                        --
 Other liabilities                         --                       --                        --
                                     --------             ------------            --------------
 Total Liabilities                         --                      169                    12,704
                                     --------             ------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $3,454               $3,511,626               $19,050,838
                                     ========             ============            ==============

(a)  Funded as of May 22, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------


                                    AMERICAN FUNDS           AMERICAN FUNDS
                                  GROWTH-INCOME FUND       INTERNATIONAL FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                      --
   Class II                                     --                      --
   Class X                                      --                      --
   Class Y                                      --                      --
   Class 1                                      --                      --
   Class 2                                 479,578                 552,949
   Other                                        --                      --
                                     =============            ============
  Cost:
   Class I                                      --                      --
   Class II                                     --                      --
   Class X                                      --                      --
   Class Y                                      --                      --
   Class 1                                      --                      --
   Class 2                             $15,367,901              $8,562,842
   Other                                        --                      --
                                     =============            ============
  Market Value:
   Class I                                      --                      --
   Class II                                     --                      --
   Class X                                      --                      --
   Class Y                                      --                      --
   Class 1                                      --                      --
   Class 2                             $14,953,246              $9,460,952
   Other                                        --                      --
 Due from Hartford Life
  Insurance Company                              6                      --
 Receivable from fund shares
  sold                                          --                   1,703
 Other assets                                   --                      --
                                     -------------            ------------
 Total Assets                           14,953,252               9,462,655
                                     -------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                             --                   1,703
 Payable for fund shares
  purchased                                      6                      --
 Other liabilities                              --                      --
                                     -------------            ------------
 Total Liabilities                               6                   1,703
                                     -------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $14,953,246              $9,460,952
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS               BB&T                    BB&T
                                    GLOBAL SMALL              MID CAP             CAPITAL MANAGER
                                CAPITALIZATION FUND          GROWTH VIF              EQUITY VIF
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                      --                      --
   Class II                                   --                      --                      --
   Class X                                    --                      --                      --
   Class Y                                    --                      --                      --
   Class 1                                    --                      --                      --
   Class 2                               122,966                      --                      --
   Other                                      --                 125,544                 122,358
                                    ============            ============            ============
  Cost:
   Class I                                    --                      --                      --
   Class II                                   --                      --                      --
   Class X                                    --                      --                      --
   Class Y                                    --                      --                      --
   Class 1                                    --                      --                      --
   Class 2                            $1,721,442                      --                      --
   Other                                      --              $2,017,651              $1,306,373
                                    ============            ============            ============
  Market Value:
   Class I                                    --                      --                      --
   Class II                                   --                      --                      --
   Class X                                    --                      --                      --
   Class Y                                    --                      --                      --
   Class 1                                    --                      --                      --
   Class 2                            $2,182,655                      --                      --
   Other                                      --              $1,106,047                $721,910
 Due from Hartford Life
  Insurance Company                           --                      --                      --
 Receivable from fund shares
  sold                                     3,093                  26,427                      28
 Other assets                                 --                      --                      --
                                    ------------            ------------            ------------
 Total Assets                          2,185,748               1,132,474                 721,938
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        3,093                  26,427                      28
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total Liabilities                         3,093                  26,427                      28
                                    ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,182,655              $1,106,047                $721,910
                                    ============            ============            ============

                                                           BB&T
                                                          SPECIAL              BB&T
                                        BB&T           OPPORTUNITIES       TOTAL RETURN
                                   LARGE CAP VIF        EQUITY VIF           BOND VIF
                                    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                  --                 --
   Class II                                   --                  --                 --
   Class X                                    --                  --                 --
   Class Y                                    --                  --                 --
   Class 1                                    --                  --                 --
   Class 2                                    --                  --                 --
   Other                                 338,902             893,728            703,911
                                    ============       =============       ============
  Cost:
   Class I                                    --                  --                 --
   Class II                                   --                  --                 --
   Class X                                    --                  --                 --
   Class Y                                    --                  --                 --
   Class 1                                    --                  --                 --
   Class 2                                    --                  --                 --
   Other                              $5,154,835         $12,709,275         $7,020,566
                                    ============       =============       ============
  Market Value:
   Class I                                    --                  --                 --
   Class II                                   --                  --                 --
   Class X                                    --                  --                 --
   Class Y                                    --                  --                 --
   Class 1                                    --                  --                 --
   Class 2                                    --                  --                 --
   Other                              $2,579,044         $12,771,370         $7,299,556
 Due from Hartford Life
  Insurance Company                           --               3,470                 --
 Receivable from fund shares
  sold                                       101                  --                660
 Other assets                                 --                  --                 10
                                    ------------       -------------       ------------
 Total Assets                          2,579,145          12,774,840          7,300,226
                                    ------------       -------------       ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          101                  --                660
 Payable for fund shares
  purchased                                   --               3,470                 --
 Other liabilities                            --                   1                 --
                                    ------------       -------------       ------------
 Total Liabilities                           101               3,471                660
                                    ------------       -------------       ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,579,044         $12,771,369         $7,299,566
                                    ============       =============       ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     EVERGREEN VA
                                 DIVERSIFIED CAPITAL         EVERGREEN VA
                                     BUILDER FUND            GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                36,311                  274,718
   Class II                                   --                       --
   Class X                                    --                       --
   Class Y                                    --                       --
   Class 1                                    --                       --
   Class 2                                    --                       --
   Other                                      --                       --
                                      ==========             ============
  Cost:
   Class I                              $528,899               $4,087,443
   Class II                                   --                       --
   Class X                                    --                       --
   Class Y                                    --                       --
   Class 1                                    --                       --
   Class 2                                    --                       --
   Other                                      --                       --
                                      ==========             ============
  Market Value:
   Class I                              $414,309               $3,167,494
   Class II                                   --                       --
   Class X                                    --                       --
   Class Y                                    --                       --
   Class 1                                    --                       --
   Class 2                                    --                       --
   Other                                      --                       --
 Due from Hartford Life
  Insurance Company                           --                       --
 Receivable from fund shares
  sold                                       595                       21
 Other assets                                 --                       --
                                      ----------             ------------
 Total Assets                            414,904                3,167,515
                                      ----------             ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          595                       21
 Payable for fund shares
  purchased                                   --                       --
 Other liabilities                            --                        1
                                      ----------             ------------
 Total Liabilities                           595                       22
                                      ----------             ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $414,309               $3,167,493
                                      ==========             ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    EVERGREEN VA                              EVERGREEN VA
                                    INTERNATIONAL           EVERGREEN VA         SPECIAL
                                     EQUITY FUND             OMEGA FUND        VALUES FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                154,243                11,720             723,642
   Class II                                    --                    --                  --
   Class X                                     --                    --                  --
   Class Y                                     --                    --                  --
   Class 1                                     --                    --                  --
   Class 2                                     --                    --                  --
   Other                                       --                    --                  --
                                    =============            ==========       =============
  Cost:
   Class I                             $2,474,652              $208,454         $12,217,982
   Class II                                    --                    --                  --
   Class X                                     --                    --                  --
   Class Y                                     --                    --                  --
   Class 1                                     --                    --                  --
   Class 2                                     --                    --                  --
   Other                                       --                    --                  --
                                    =============            ==========       =============
  Market Value:
   Class I                             $1,645,773              $239,333          $8,546,205
   Class II                                    --                    --                  --
   Class X                                     --                    --                  --
   Class Y                                     --                    --                  --
   Class 1                                     --                    --                  --
   Class 2                                     --                    --                  --
   Other                                       --                    --                  --
 Due from Hartford Life
  Insurance Company                            --                    --                  --
 Receivable from fund shares
  sold                                         97                    11                 288
 Other assets                                  --                    --                   1
                                    -------------            ----------       -------------
 Total Assets                           1,645,870               239,344           8,546,494
                                    -------------            ----------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            97                    11                 288
 Payable for fund shares
  purchased                                    --                    --                  --
 Other liabilities                             --                    --                  --
                                    -------------            ----------       -------------
 Total Liabilities                             97                    11                 288
                                    -------------            ----------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $1,645,773              $239,333          $8,546,206
                                    =============            ==========       =============

                                   EVERGREEN VA           FIDELITY VIP        FIDELITY VIP
                                   FUNDAMENTAL            EQUITY-INCOME          GROWTH
                                  LARGE CAP FUND            PORTFOLIO           PORTFOLIO
                                   SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                              11,976                       --                  --
   Class II                                 --                       --                  --
   Class X                                  --                       --                  --
   Class Y                                  --                       --                  --
   Class 1                                  --                       --                  --
   Class 2                                  --                       --                  --
   Other                                    --                3,373,432             598,605
                                    ==========            =============       =============
  Cost:
   Class I                            $201,491                       --                  --
   Class II                                 --                       --                  --
   Class X                                  --                       --                  --
   Class Y                                  --                       --                  --
   Class 1                                  --                       --                  --
   Class 2                                  --                       --                  --
   Other                                    --              $84,532,759         $20,171,186
                                    ==========            =============       =============
  Market Value:
   Class I                            $205,027                       --                  --
   Class II                                 --                       --                  --
   Class X                                  --                       --                  --
   Class Y                                  --                       --                  --
   Class 1                                  --                       --                  --
   Class 2                                  --                       --                  --
   Other                                    --              $55,897,766         $17,808,495
 Due from Hartford Life
  Insurance Company                         --                       --                  --
 Receivable from fund shares
  sold                                      10                   25,252              17,538
 Other assets                               --                       --                  --
                                    ----------            -------------       -------------
 Total Assets                          205,037               55,923,018          17,826,033
                                    ----------            -------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         10                   25,252              17,538
 Payable for fund shares
  purchased                                 --                       --                  --
 Other liabilities                          --                       --                  --
                                    ----------            -------------       -------------
 Total Liabilities                          10                   25,252              17,538
                                    ----------            -------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $205,027              $55,897,766         $17,808,495
                                    ==========            =============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           FIDELITY VIP   FIDELITY VIP
                                          CONTRAFUND(R)      MID CAP
                                            PORTFOLIO       PORTFOLIO
                                           SUB-ACCOUNT     SUB-ACCOUNT
-----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                            --             --
   Class II                                           --             --
   Class X                                            --             --
   Class Y                                            --             --
   Class 1                                            --             --
   Class 2                                            --             --
   Other                                      14,748,256      2,964,594
                                          ==============  =============
  Cost:
   Class I                                            --             --
   Class II                                           --             --
   Class X                                            --             --
   Class Y                                            --             --
   Class 1                                            --             --
   Class 2                                            --             --
   Other                                    $452,630,797    $96,844,904
                                          ==============  =============
  Market Value:
   Class I                                            --             --
   Class II                                           --             --
   Class X                                            --             --
   Class Y                                            --             --
   Class 1                                            --             --
   Class 2                                            --             --
   Other                                    $299,242,115    $74,411,318
 Due from Hartford Life Insurance
  Company                                             --             --
 Receivable from fund shares sold                 88,266         25,678
 Other assets                                         --             --
                                          --------------  -------------
 Total Assets                                299,330,381     74,436,996
                                          --------------  -------------
LIABILITIES:
 Due to Hartford Life Insurance Company           88,266         25,679
 Payable for fund shares purchased                    --             --
 Other liabilities                                    10              1
                                          --------------  -------------
 Total Liabilities                                88,276         25,680
                                          --------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                               $299,242,105    $74,411,316
                                          ==============  =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                    FIDELITY VIP
                                             FIDELITY VIP         DYNAMIC CAPITAL          FRANKLIN
                                           VALUE STRATEGIES         APPRECIATION            INCOME
                                              PORTFOLIO              PORTFOLIO          SECURITIES FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (B)
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                             --                    --                   --
   Class II                                            --                    --                   --
   Class X                                             --                    --                   --
   Class Y                                             --                    --                   --
   Class 1                                             --                    --                   --
   Class 2                                             --                    --                   --
   Other                                          831,656                61,613                1,098
                                             ============            ==========            =========
  Cost:
   Class I                                             --                    --                   --
   Class II                                            --                    --                   --
   Class X                                             --                    --                   --
   Class Y                                             --                    --                   --
   Class 1                                             --                    --                   --
   Class 2                                             --                    --                   --
   Other                                       $8,523,274              $433,873              $14,732
                                             ============            ==========            =========
  Market Value:
   Class I                                             --                    --                   --
   Class II                                            --                    --                   --
   Class X                                             --                    --                   --
   Class Y                                             --                    --                   --
   Class 1                                             --                    --                   --
   Class 2                                             --                    --                   --
   Other                                       $6,461,966              $434,985              $15,732
 Due from Hartford Life Insurance
  Company                                              --                    --                   --
 Receivable from fund shares sold                     285                    24                   --
 Other assets                                          --                    --                   --
                                             ------------            ----------            ---------
 Total Assets                                   6,462,251               435,009               15,732
                                             ------------            ----------            ---------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                             285                    24                   --
 Payable for fund shares purchased                     --                    --                   --
 Other liabilities                                     --                    --                   --
                                             ------------            ----------            ---------
 Total Liabilities                                    285                    24                   --
                                             ------------            ----------            ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $6,461,966              $434,985              $15,732
                                             ============            ==========            =========

                                               FRANKLIN              FRANKLIN              FRANKLIN
                                            SMALL-MID CAP           SMALL CAP             STRATEGIC
                                                GROWTH                VALUE                 INCOME
                                           SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                             --                  --                      --
   Class II                                            --                  --                      --
   Class X                                             --                  --                      --
   Class Y                                             --                  --                      --
   Class 1                                             --                  --                 673,760
   Class 2                                        165,990                  --                      --
   Other                                               --                 134                      --
                                             ============             =======            ============
  Cost:
   Class I                                             --                  --                      --
   Class II                                            --                  --                      --
   Class X                                             --                  --                      --
   Class Y                                             --                  --                      --
   Class 1                                             --                  --              $7,837,888
   Class 2                                     $2,987,302                  --                      --
   Other                                               --              $1,569                      --
                                             ============             =======            ============
  Market Value:
   Class I                                             --                  --                      --
   Class II                                            --                  --                      --
   Class X                                             --                  --                      --
   Class Y                                             --                  --                      --
   Class 1                                             --                  --              $8,273,770
   Class 2                                     $2,800,251                  --                      --
   Other                                               --              $1,734                      --
 Due from Hartford Life Insurance
  Company                                              --                  --                      --
 Receivable from fund shares sold                     136                  --                  19,486
 Other assets                                          --                  --                      --
                                             ------------             -------            ------------
 Total Assets                                   2,800,387               1,734               8,293,256
                                             ------------             -------            ------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                             136                  --                  19,486
 Payable for fund shares purchased                     --                  --                      --
 Other liabilities                                     --                  --                      --
                                             ------------             -------            ------------
 Total Liabilities                                    136                  --                  19,486
                                             ------------             -------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $2,800,251              $1,734              $8,273,770
                                             ============             =======            ============

(b) Funded as of August 7, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              TEMPLETON
                                                              DEVELOPING
                                    MUTUAL SHARES              MARKETS
                                   SECURITIES FUND         SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                 173,474
   Class 2                                526,016                      --
   Other                                    1,370                      --
                                     ============            ============
  Cost:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --              $1,431,399
   Class 2                             $7,643,593                      --
   Other                                   18,928                      --
                                     ============            ============
  Market Value:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --              $1,712,188
   Class 2                             $7,669,313                      --
   Other                                   20,078                      --
 Due from Hartford Life
  Insurance Company                            --                      --
 Receivable from fund shares
  sold                                        380                   9,653
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           7,689,771               1,721,841
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           380                   9,653
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                            380                   9,653
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $7,689,391              $1,712,188
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     TEMPLETON              TEMPLETON         HARTFORD
                                       GROWTH              GLOBAL BOND        ADVISERS
                                  SECURITIES FUND        SECURITIES FUND      HLS FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (C)     SUB-ACCOUNT
-----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                  --                   --
   Class II                                   --                  --                   --
   Class X                                    --                  --                   --
   Class Y                                    --                  --                   --
   Class 1                                    --                  --                   --
   Class 2                               198,504                  --                   --
   Other                                   1,421                 129            1,290,919
                                    ============             =======        =============
  Cost:
   Class I                                    --                  --                   --
   Class II                                   --                  --                   --
   Class X                                    --                  --                   --
   Class Y                                    --                  --                   --
   Class 1                                    --                  --                   --
   Class 2                            $2,100,482                  --                   --
   Other                                  14,147              $2,127          $29,396,135
                                    ============             =======        =============
  Market Value:
   Class I                                    --                  --                   --
   Class II                                   --                  --                   --
   Class X                                    --                  --                   --
   Class Y                                    --                  --                   --
   Class 1                                    --                  --                   --
   Class 2                            $2,064,441                  --                   --
   Other                                  14,918              $2,275          $22,557,229
 Due from Hartford Life
  Insurance Company                           --                  --                   --
 Receivable from fund shares
  sold                                       102                  --               14,942
 Other assets                                 --                  --                   --
                                    ------------             -------        -------------
 Total Assets                          2,079,461               2,275           22,572,171
                                    ------------             -------        -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          102                  --               14,942
 Payable for fund shares
  purchased                                   --                  --                   --
 Other liabilities                            --                  --                   --
                                    ------------             -------        -------------
 Total Liabilities                           102                  --               14,942
                                    ------------             -------        -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,079,359              $2,275          $22,557,229
                                    ============             =======        =============

                                  HARTFORD            HARTFORD            HARTFORD
                                   TOTAL               CAPITAL            DIVIDEND
                                RETURN BOND         APPRECIATION         AND GROWTH
                                  HLS FUND            HLS FUND            HLS FUND
                                SUB-ACCOUNT        SUB-ACCOUNT (D)       SUB-ACCOUNT
-----------------------------  ------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --                  --                  --
   Class II                                --                  --                  --
   Class X                                 --                  --                  --
   Class Y                                 --                  --                  --
   Class 1                                 --                  --                  --
   Class 2                                 --                  --                  --
   Other                           35,744,466             979,906          14,363,530
                               ==============       =============       =============
  Cost:
   Class I                                 --                  --                  --
   Class II                                --                  --                  --
   Class X                                 --                  --                  --
   Class Y                                 --                  --                  --
   Class 1                                 --                  --                  --
   Class 2                                 --                  --                  --
   Other                         $406,935,548         $27,740,308        $325,134,783
                               ==============       =============       =============
  Market Value:
   Class I                                 --                  --                  --
   Class II                                --                  --                  --
   Class X                                 --                  --                  --
   Class Y                                 --                  --                  --
   Class 1                                 --                  --                  --
   Class 2                                 --                  --                  --
   Other                         $378,054,993         $35,889,408        $252,080,794
 Due from Hartford Life
  Insurance Company                        --              23,627                  --
 Receivable from fund shares
  sold                                112,231                  --              38,145
 Other assets                              --                  --                  --
                               --------------       -------------       -------------
 Total Assets                     378,167,224          35,913,035         252,118,939
                               --------------       -------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                   112,231                  --              38,145
 Payable for fund shares
  purchased                                --              23,627                  --
 Other liabilities                        114                   7                   3
                               --------------       -------------       -------------
 Total Liabilities                    112,345              23,634              38,148
                               --------------       -------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $378,054,879         $35,889,401        $252,080,791
                               ==============       =============       =============

(c)  Formerly Templeton Global Income Securites Fund. Change effective May 1,
     2009.

(d) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                       HARTFORD                HARTFORD
                                     FUNDAMENTAL                GLOBAL
                                        GROWTH                 ADVISERS
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                                  251,259                 488,889
                                     ============            ============
  Cost:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                               $2,501,797              $6,050,620
                                     ============            ============
  Market Value:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                               $2,106,622              $5,092,973
 Due from Hartford Life
  Insurance Company                            --                      --
 Receivable from fund shares
  sold                                        108                     231
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           2,106,730               5,093,204
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           108                     231
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                            108                     231
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $2,106,622              $5,092,973
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                HARTFORD
                                     HARTFORD               HARTFORD          DISCIPLINED
                                  GLOBAL EQUITY          GLOBAL GROWTH           EQUITY
                                     HLS FUND               HLS FUND            HLS FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --                      --                   --
   Class II                                 --                      --                   --
   Class X                                  --                      --                   --
   Class Y                                  --                      --                   --
   Class 1                                  --                      --                   --
   Class 2                                  --                      --                   --
   Other                                76,349                 417,478           15,392,996
                                    ==========            ============       ==============
  Cost:
   Class I                                  --                      --                   --
   Class II                                 --                      --                   --
   Class X                                  --                      --                   --
   Class Y                                  --                      --                   --
   Class 1                                  --                      --                   --
   Class 2                                  --                      --                   --
   Other                              $596,946              $8,000,984         $201,367,262
                                    ==========            ============       ==============
  Market Value:
   Class I                                  --                      --                   --
   Class II                                 --                      --                   --
   Class X                                  --                      --                   --
   Class Y                                  --                      --                   --
   Class 1                                  --                      --                   --
   Class 2                                  --                      --                   --
   Other                              $662,118              $5,723,153         $161,226,268
 Due from Hartford Life
  Insurance Company                         --                      --                   --
 Receivable from fund shares
  sold                                      26                     288               74,630
 Other assets                               --                       2                   50
                                    ----------            ------------       --------------
 Total Assets                          662,144               5,723,443          161,300,948
                                    ----------            ------------       --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         26                     288               74,630
 Payable for fund shares
  purchased                                 --                      --                   --
 Other liabilities                          --                      --                   --
                                    ----------            ------------       --------------
 Total Liabilities                          26                     288               74,630
                                    ----------            ------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $662,118              $5,723,155         $161,226,318
                                    ==========            ============       ==============

                                                HARTFORD
                                 HARTFORD        GROWTH        HARTFORD
                                  GROWTH      OPPORTUNITIES   HIGH YIELD
                                 HLS FUND       HLS FUND       HLS FUND
                                SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                --             --             --
   Class II                               --             --             --
   Class X                                --             --             --
   Class Y                                --             --             --
   Class 1                                --             --             --
   Class 2                                --             --             --
   Other                             894,981      1,746,579      5,045,851
                               =============  =============  =============
  Cost:
   Class I                                --             --             --
   Class II                               --             --             --
   Class X                                --             --             --
   Class Y                                --             --             --
   Class 1                                --             --             --
   Class 2                                --             --             --
   Other                         $11,060,682    $54,996,332    $42,429,705
                               =============  =============  =============
  Market Value:
   Class I                                --             --             --
   Class II                               --             --             --
   Class X                                --             --             --
   Class Y                                --             --             --
   Class 1                                --             --             --
   Class 2                                --             --             --
   Other                          $9,012,082    $38,427,681    $40,040,871
 Due from Hartford Life
  Insurance Company                       --             --         11,635
 Receivable from fund shares
  sold                                 5,423         47,672             --
 Other assets                             --              4              3
                               -------------  -------------  -------------
 Total Assets                      9,017,505     38,475,357     40,052,509
                               -------------  -------------  -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    5,423         47,672             --
 Payable for fund shares
  purchased                               --             --         11,635
 Other liabilities                         1             --             --
                               -------------  -------------  -------------
 Total Liabilities                     5,424         47,672         11,635
                               -------------  -------------  -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities            $9,012,081    $38,427,685    $40,040,874
                               =============  =============  =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                    HARTFORD
                                                 HARTFORD         INTERNATIONAL
                                                  INDEX              GROWTH
                                                 HLS FUND           HLS FUND
                                               SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                               --                  --
   Class II                                              --                  --
   Class X                                               --                  --
   Class Y                                               --                  --
   Class 1                                               --                  --
   Class 2                                               --                  --
   Other                                            305,988           2,478,534
                                               ============       =============
  Cost:
   Class I                                               --                  --
   Class II                                              --                  --
   Class X                                               --                  --
   Class Y                                               --                  --
   Class 1                                               --                  --
   Class 2                                               --                  --
   Other                                         $9,294,767         $34,168,637
                                               ============       =============
  Market Value:
   Class I                                               --                  --
   Class II                                              --                  --
   Class X                                               --                  --
   Class Y                                               --                  --
   Class 1                                               --                  --
   Class 2                                               --                  --
   Other                                         $7,103,546         $18,366,871
 Due from Hartford Life Insurance
  Company                                                --                  --
 Receivable from fund shares sold                       312                 553
 Other assets                                            --                   1
                                               ------------       -------------
 Total Assets                                     7,103,858          18,367,425
                                               ------------       -------------
LIABILITIES:
 Due to Hartford Life Insurance Company                 312                 553
 Payable for fund shares purchased                       --                  --
 Other liabilities                                       --                  --
                                               ------------       -------------
 Total Liabilities                                      312                 553
                                               ------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                    $7,103,546         $18,366,872
                                               ============       =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                               HARTFORD            HARTFORD            HARTFORD
                                             INTERNATIONAL       INTERNATIONAL          MIDCAP
                                             SMALL COMPANY       OPPORTUNITIES          GROWTH
                                               HLS FUND            HLS FUND            HLS FUND
                                              SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                              --                  --                 --
   Class II                                             --                  --                 --
   Class X                                              --                  --                 --
   Class Y                                              --                  --                 --
   Class 1                                              --                  --                 --
   Class 2                                              --                  --                 --
   Other                                         1,005,950           4,824,218            781,990
                                             =============       =============       ============
  Cost:
   Class I                                              --                  --                 --
   Class II                                             --                  --                 --
   Class X                                              --                  --                 --
   Class Y                                              --                  --                 --
   Class 1                                              --                  --                 --
   Class 2                                              --                  --                 --
   Other                                       $15,824,365         $70,123,457         $5,508,627
                                             =============       =============       ============
  Market Value:
   Class I                                              --                  --                 --
   Class II                                             --                  --                 --
   Class X                                              --                  --                 --
   Class Y                                              --                  --                 --
   Class 1                                              --                  --                 --
   Class 2                                              --                  --                 --
   Other                                       $11,352,209         $53,129,709         $6,159,513
 Due from Hartford Life Insurance
  Company                                              363                  --                 --
 Receivable from fund shares sold                       --               4,889                234
 Other assets                                            1                  16                 --
                                             -------------       -------------       ------------
 Total Assets                                   11,352,573          53,134,614          6,159,747
                                             -------------       -------------       ------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                               --               4,889                234
 Payable for fund shares purchased                     363                  --                 --
 Other liabilities                                      --                  --                 --
                                             -------------       -------------       ------------
 Total Liabilities                                     363               4,889                234
                                             -------------       -------------       ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $11,352,210         $53,129,725         $6,159,513
                                             =============       =============       ============


                                           HARTFORD            HARTFORD                HARTFORD
                                         MONEY MARKET       SMALLCAP VALUE           SMALL COMPANY
                                           HLS FUND            HLS FUND                HLS FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                          --                 --                       --
   Class II                                         --                 --                       --
   Class X                                          --                 --                       --
   Class Y                                          --                 --                       --
   Class 1                                          --                 --                       --
   Class 2                                          --                 --                       --
   Other                                   108,889,782            152,993                1,468,068
                                        ==============       ============            =============
  Cost:
   Class I                                          --                 --                       --
   Class II                                         --                 --                       --
   Class X                                          --                 --                       --
   Class Y                                          --                 --                       --
   Class 1                                          --                 --                       --
   Class 2                                          --                 --                       --
   Other                                  $108,889,782         $1,264,446              $27,405,211
                                        ==============       ============            =============
  Market Value:
   Class I                                          --                 --                       --
   Class II                                         --                 --                       --
   Class X                                          --                 --                       --
   Class Y                                          --                 --                       --
   Class 1                                          --                 --                       --
   Class 2                                          --                 --                       --
   Other                                  $108,889,782         $1,438,855              $20,889,426
 Due from Hartford Life Insurance
  Company                                      247,426                 --                       --
 Receivable from fund shares sold                   --                 76                    1,524
 Other assets                                       34                 --                       --
                                        --------------       ------------            -------------
 Total Assets                              109,137,242          1,438,931               20,890,950
                                        --------------       ------------            -------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                 76                    1,524
 Payable for fund shares purchased             247,426                 --                       --
 Other liabilities                                  --                 --                        9
                                        --------------       ------------            -------------
 Total Liabilities                             247,426                 76                    1,533
                                        --------------       ------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                             $108,889,816         $1,438,855              $20,889,417
                                        ==============       ============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                       HARTFORD            HARTFORD
                                    SMALLCAP GROWTH          STOCK
                                       HLS FUND            HLS FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                  --
   Class II                                     --                  --
   Class X                                      --                  --
   Class Y                                      --                  --
   Class 1                                      --                  --
   Class 2                                      --                  --
   Other                                 1,112,695             408,313
                                     =============       =============
  Cost:
   Class I                                      --                  --
   Class II                                     --                  --
   Class X                                      --                  --
   Class Y                                      --                  --
   Class 1                                      --                  --
   Class 2                                      --                  --
   Other                               $22,691,666         $20,233,842
                                     =============       =============
  Market Value:
   Class I                                      --                  --
   Class II                                     --                  --
   Class X                                      --                  --
   Class Y                                      --                  --
   Class 1                                      --                  --
   Class 2                                      --                  --
   Other                               $17,411,823         $14,741,201
 Due from Hartford Life
  Insurance Company                             --                  --
 Receivable from fund shares
  sold                                      10,849                 958
 Other assets                                   --                   1
                                     -------------       -------------
 Total Assets                           17,422,672          14,742,160
                                     -------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         10,849                 958
 Payable for fund shares
  purchased                                     --                  --
 Other liabilities                               2                  --
                                     -------------       -------------
 Total Liabilities                          10,851                 958
                                     -------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $17,411,821         $14,741,202
                                     =============       =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD                           HARTFORD
                                   U.S. GOVERNMENT         HARTFORD         VALUE
                                      SECURITIES             VALUE      OPPORTUNITIES
                                       HLS FUND            HLS FUND       HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                  --             --
   Class II                                     --                  --             --
   Class X                                      --                  --             --
   Class Y                                      --                  --             --
   Class 1                                      --                  --             --
   Class 2                                      --                  --             --
   Other                                14,375,840           3,281,829      1,017,445
                                    ==============       =============  =============
  Cost:
   Class I                                      --                  --             --
   Class II                                     --                  --             --
   Class X                                      --                  --             --
   Class Y                                      --                  --             --
   Class 1                                      --                  --             --
   Class 2                                      --                  --             --
   Other                              $158,314,077         $40,986,202    $19,350,962
                                    ==============       =============  =============
  Market Value:
   Class I                                      --                  --             --
   Class II                                     --                  --             --
   Class X                                      --                  --             --
   Class Y                                      --                  --             --
   Class 1                                      --                  --             --
   Class 2                                      --                  --             --
   Other                              $151,419,372         $31,193,279    $12,975,131
 Due from Hartford Life
  Insurance Company                             --                  --          3,502
 Receivable from fund shares
  sold                                      55,211               2,169             --
 Other assets                                   --                  --             --
                                    --------------       -------------  -------------
 Total Assets                          151,474,583          31,195,448     12,978,633
                                    --------------       -------------  -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         55,211               2,169             --
 Payable for fund shares
  purchased                                     --                  --          3,502
 Other liabilities                               5                   3              2
                                    --------------       -------------  -------------
 Total Liabilities                          55,216               2,172          3,504
                                    --------------       -------------  -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $151,419,367         $31,193,276    $12,975,129
                                    ==============       =============  =============

                                 HARTFORD                                 AMERICAN FUNDS
                                  EQUITY          AMERICAN FUNDS           GLOBAL SMALL
                                  INCOME               BOND               CAPITALIZATION
                                 HLS FUND            HLS FUND                HLS FUND
                                SUB-ACCOUNT      SUB-ACCOUNT (A)            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                --                --                      --
   Class II                               --                --                      --
   Class X                                --                --                      --
   Class Y                                --                --                      --
   Class 1                                --                --                      --
   Class 2                                --                --                      --
   Other                           1,032,442               996                       8
                               =============        ==========               =========
  Cost:
   Class I                                --                --                      --
   Class II                               --                --                      --
   Class X                                --                --                      --
   Class Y                                --                --                      --
   Class 1                                --                --                      --
   Class 2                                --                --                      --
   Other                         $13,259,211            $9,561                     $69
                               =============        ==========               =========
  Market Value:
   Class I                                --                --                      --
   Class II                               --                --                      --
   Class X                                --                --                      --
   Class Y                                --                --                      --
   Class 1                                --                --                      --
   Class 2                                --                --                      --
   Other                         $10,817,999            $9,799                     $61
 Due from Hartford Life
  Insurance Company                       --                --                      --
 Receivable from fund shares
  sold                                 9,665                --                      --
 Other assets                              1                --                      --
                               -------------        ----------               ---------
 Total Assets                     10,827,665             9,799                      61
                               -------------        ----------               ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    9,665                --                      --
 Payable for fund shares
  purchased                               --                --                      --
 Other liabilities                        --                --                      --
                               -------------        ----------               ---------
 Total Liabilities                     9,665                --                      --
                               -------------        ----------               ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $10,818,000            $9,799                     $61
                               =============        ==========               =========

(a)  Funded as of May 22, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            AMERICAN FUNDS       AMERICAN FUNDS
                                                GROWTH            INTERNATIONAL
                                               HLS FUND             HLS FUND
                                            SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                           --                   --
   Class II                                          --                   --
   Class X                                           --                   --
   Class Y                                           --                   --
   Class 1                                           --                   --
   Class 2                                           --                   --
   Other                                            755                  494
                                                =======              =======
  Cost:
   Class I                                           --                   --
   Class II                                          --                   --
   Class X                                           --                   --
   Class Y                                           --                   --
   Class 1                                           --                   --
   Class 2                                           --                   --
   Other                                         $5,300               $3,729
                                                =======              =======
  Market Value:
   Class I                                           --                   --
   Class II                                          --                   --
   Class X                                           --                   --
   Class Y                                           --                   --
   Class 1                                           --                   --
   Class 2                                           --                   --
   Other                                         $6,010               $4,195
 Due from Hartford Life Insurance
  Company                                            --                   --
 Receivable from fund shares sold                    --                   --
 Other assets                                        --                   --
                                                -------              -------
 Total Assets                                     6,010                4,195
                                                -------              -------
LIABILITIES:
 Due to Hartford Life Insurance Company              --                   --
 Payable for fund shares purchased                   --                   --
 Other liabilities                                   --                   --
                                                -------              -------
 Total Liabilities                                   --                   --
                                                -------              -------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                    $6,010               $4,195
                                                =======              =======

(a)  Funded as of May 22, 2009.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            HUNTINGTON VA           HUNTINGTON VA
                                                INCOME                 DIVIDEND             HUNTINGTON VA
                                             EQUITY FUND             CAPTURE FUND            GROWTH FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                             --                      --                      --
   Class II                                            --                      --                      --
   Class X                                             --                      --                      --
   Class Y                                             --                      --                      --
   Class 1                                             --                      --                      --
   Class 2                                             --                      --                      --
   Other                                          243,191                 398,741                 245,762
                                             ============            ============            ============
  Cost:
   Class I                                             --                      --                      --
   Class II                                            --                      --                      --
   Class X                                             --                      --                      --
   Class Y                                             --                      --                      --
   Class 1                                             --                      --                      --
   Class 2                                             --                      --                      --
   Other                                       $2,915,954              $5,039,445              $2,277,375
                                             ============            ============            ============
  Market Value:
   Class I                                             --                      --                      --
   Class II                                            --                      --                      --
   Class X                                             --                      --                      --
   Class Y                                             --                      --                      --
   Class 1                                             --                      --                      --
   Class 2                                             --                      --                      --
   Other                                       $1,943,094              $3,536,837              $1,749,825
 Due from Hartford Life Insurance
  Company                                              --                   9,432                      --
 Receivable from fund shares sold                     492                      --                     739
 Other assets                                          --                      --                      --
                                             ------------            ------------            ------------
 Total Assets                                   1,943,586               3,546,269               1,750,564
                                             ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                             492                      --                     739
 Payable for fund shares purchased                     --                   9,432                      --
 Other liabilities                                     --                      --                      --
                                             ------------            ------------            ------------
 Total Liabilities                                    492                   9,432                     739
                                             ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $1,943,094              $3,536,837              $1,749,825
                                             ============            ============            ============

                                            HUNTINGTON VA           HUNTINGTON VA           HUNTINGTON VA
                                               MID CORP                  NEW                   ROTATING
                                             AMERICA FUND            ECONOMY FUND            MARKETS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                             --                      --                      --
   Class II                                            --                      --                      --
   Class X                                             --                      --                      --
   Class Y                                             --                      --                      --
   Class 1                                             --                      --                      --
   Class 2                                             --                      --                      --
   Other                                          151,421                 210,436                  79,913
                                             ============            ============            ============
  Cost:
   Class I                                             --                      --                      --
   Class II                                            --                      --                      --
   Class X                                             --                      --                      --
   Class Y                                             --                      --                      --
   Class 1                                             --                      --                      --
   Class 2                                             --                      --                      --
   Other                                       $2,540,444              $3,547,774              $1,143,875
                                             ============            ============            ============
  Market Value:
   Class I                                             --                      --                      --
   Class II                                            --                      --                      --
   Class X                                             --                      --                      --
   Class Y                                             --                      --                      --
   Class 1                                             --                      --                      --
   Class 2                                             --                      --                      --
   Other                                       $2,191,053              $2,297,961                $836,694
 Due from Hartford Life Insurance
  Company                                           1,593                      --                      --
 Receivable from fund shares sold                      --                   5,497                   6,093
 Other assets                                          --                      --                      --
                                             ------------            ------------            ------------
 Total Assets                                   2,192,646               2,303,458                 842,787
                                             ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                              --                   5,497                   6,093
 Payable for fund shares purchased                  1,593                      --                      --
 Other liabilities                                     --                       1                      --
                                             ------------            ------------            ------------
 Total Liabilities                                  1,593                   5,498                   6,093
                                             ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $2,191,053              $2,297,960                $836,694
                                             ============            ============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    HUNTINGTON VA
                                    INTERNATIONAL           HUNTINGTON VA
                                     EQUITY FUND            MACRO 100 FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                                  177,017                 121,516
                                     ============            ============
  Cost:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                               $2,660,530              $1,407,495
                                     ============            ============
  Market Value:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                               $2,375,563                $968,483
 Due from Hartford Life
  Insurance Company                            --                      --
 Receivable from fund shares
  sold                                        612                     374
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           2,376,175                 968,857
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           612                     374
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                            612                     374
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $2,375,563                $968,483
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HUNTINGTON VA                                LORD ABBETT
                                      MORTGAGE             HUNTINGTON VA         ALL VALUE
                                  SECURITIES FUND            SITUS FUND          PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                      --                  --
   Class II                                   --                      --                  --
   Class X                                    --                      --                  --
   Class Y                                    --                      --                  --
   Class 1                                    --                      --                  --
   Class 2                                    --                      --                  --
   Other                                 137,298                 346,950             629,937
                                    ============            ============       =============
  Cost:
   Class I                                    --                      --                  --
   Class II                                   --                      --                  --
   Class X                                    --                      --                  --
   Class Y                                    --                      --                  --
   Class 1                                    --                      --                  --
   Class 2                                    --                      --                  --
   Other                              $1,507,496              $4,979,268         $10,080,135
                                    ============            ============       =============
  Market Value:
   Class I                                    --                      --                  --
   Class II                                   --                      --                  --
   Class X                                    --                      --                  --
   Class Y                                    --                      --                  --
   Class 1                                    --                      --                  --
   Class 2                                    --                      --                  --
   Other                              $1,537,739              $4,031,556          $9,373,468
 Due from Hartford Life
  Insurance Company                           --                   1,596               1,611
 Receivable from fund shares
  sold                                       485                      --                  --
 Other assets                                 --                      --                  --
                                    ------------            ------------       -------------
 Total Assets                          1,538,224               4,033,152           9,375,079
                                    ------------            ------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          485                      --                  --
 Payable for fund shares
  purchased                                   --                   1,596               1,611
 Other liabilities                            --                      --                  --
                                    ------------            ------------       -------------
 Total Liabilities                           485                   1,596               1,611
                                    ------------            ------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,537,739              $4,031,556          $9,373,468
                                    ============            ============       =============

                                                                                 LORD ABBETT
                                    LORD ABBETT              LORD ABBETT          GROWTH AND
                                  AMERICA'S VALUE          BOND-DEBENTURE           INCOME
                                     PORTFOLIO                  FUND              PORTFOLIO
                                    SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                       --                   --
   Class II                                   --                       --                   --
   Class X                                    --                       --                   --
   Class Y                                    --                       --                   --
   Class 1                                    --                       --                   --
   Class 2                                    --                       --                   --
   Other                                 468,622                3,706,927            5,188,412
                                    ============            =============       ==============
  Cost:
   Class I                                    --                       --                   --
   Class II                                   --                       --                   --
   Class X                                    --                       --                   --
   Class Y                                    --                       --                   --
   Class 1                                    --                       --                   --
   Class 2                                    --                       --                   --
   Other                              $6,685,878              $43,270,574         $150,091,204
                                    ============            =============       ==============
  Market Value:
   Class I                                    --                       --                   --
   Class II                                   --                       --                   --
   Class X                                    --                       --                   --
   Class Y                                    --                       --                   --
   Class 1                                    --                       --                   --
   Class 2                                    --                       --                   --
   Other                              $5,618,773              $41,814,140         $105,584,190
 Due from Hartford Life
  Insurance Company                           --                       --                   --
 Receivable from fund shares
  sold                                       405                   19,709               12,758
 Other assets                                 --                       --                   --
                                    ------------            -------------       --------------
 Total Assets                          5,619,178               41,833,849          105,596,948
                                    ------------            -------------       --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          405                   19,709               12,758
 Payable for fund shares
  purchased                                   --                       --                   --
 Other liabilities                            --                       --                    1
                                    ------------            -------------       --------------
 Total Liabilities                           405                   19,709               12,759
                                    ------------            -------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $5,618,773              $41,814,140         $105,584,189
                                    ============            =============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                               LORD ABBETT
                                              LARGE-CAP CORE          MFS(R) CORE
                                                PORTFOLIO            EQUITY SERIES
                                               SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                               --                    --
   Class II                                              --                    --
   Class X                                               --                    --
   Class Y                                               --                    --
   Class 1                                               --                    --
   Class 2                                               --                    --
   Other                                            572,583                26,958
                                               ============            ==========
  Cost:
   Class I                                               --                    --
   Class II                                              --                    --
   Class X                                               --                    --
   Class Y                                               --                    --
   Class 1                                               --                    --
   Class 2                                               --                    --
   Other                                         $6,448,728              $447,137
                                               ============            ==========
  Market Value:
   Class I                                               --                    --
   Class II                                              --                    --
   Class X                                               --                    --
   Class Y                                               --                    --
   Class 1                                               --                    --
   Class 2                                               --                    --
   Other                                         $6,195,347              $363,669
 Due from Hartford Life Insurance
  Company                                                --                    --
 Receivable from fund shares sold                       315                    16
 Other assets                                            --                    --
                                               ------------            ----------
 Total Assets                                     6,195,662               363,685
                                               ------------            ----------
LIABILITIES:
 Due to Hartford Life Insurance Company                 315                    16
 Payable for fund shares purchased                       --                    --
 Other liabilities                                       --                    --
                                               ------------            ----------
 Total Liabilities                                      315                    16
                                               ------------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                    $6,195,347              $363,669
                                               ============            ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                MFS(R) INVESTORS
                                           MFS(R) GROWTH             GROWTH           MFS(R) INVESTORS
                                               SERIES             STOCK SERIES          TRUST SERIES
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                           --                    --                    --
   Class II                                          --                    --                    --
   Class X                                           --                    --                    --
   Class Y                                           --                    --                    --
   Class 1                                           --                    --                    --
   Class 2                                           --                    --                    --
   Other                                         24,402                30,501                52,776
                                             ==========            ==========            ==========
  Cost:
   Class I                                           --                    --                    --
   Class II                                          --                    --                    --
   Class X                                           --                    --                    --
   Class Y                                           --                    --                    --
   Class 1                                           --                    --                    --
   Class 2                                           --                    --                    --
   Other                                       $657,234              $358,136              $916,257
                                             ==========            ==========            ==========
  Market Value:
   Class I                                           --                    --                    --
   Class II                                          --                    --                    --
   Class X                                           --                    --                    --
   Class Y                                           --                    --                    --
   Class 1                                           --                    --                    --
   Class 2                                           --                    --                    --
   Other                                       $522,942              $299,829              $962,645
 Due from Hartford Life Insurance
  Company                                            --                    --                    --
 Receivable from fund shares sold                    24                    13                    47
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total Assets                                   522,966               299,842               962,692
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            24                    13                    47
 Payable for fund shares purchased                   --                    --                    --
 Other liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
 Total Liabilities                                   24                    13                    47
                                             ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $522,942              $299,829              $962,645
                                             ==========            ==========            ==========

                                                                                        VAN KAMPEN --
                                                                                        UIF EQUITY AND
                                             MFS(R) TOTAL          MFS(R) VALUE             INCOME
                                            RETURN SERIES             SERIES              PORTFOLIO
                                             SUB-ACCOUNT          SUB-ACCOUNT (A)        SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                             --                  --                     --
   Class II                                            --                  --                 14,787
   Class X                                             --                  --                     --
   Class Y                                             --                  --                     --
   Class 1                                             --                  --                     --
   Class 2                                             --                  --                     --
   Other                                          497,330                 511                     --
                                             ============             =======             ==========
  Cost:
   Class I                                             --                  --                     --
   Class II                                            --                  --               $191,026
   Class X                                             --                  --                     --
   Class Y                                             --                  --                     --
   Class 1                                             --                  --                     --
   Class 2                                             --                  --                     --
   Other                                       $9,322,256              $5,370                     --
                                             ============             =======             ==========
  Market Value:
   Class I                                             --                  --                     --
   Class II                                            --                  --               $189,276
   Class X                                             --                  --                     --
   Class Y                                             --                  --                     --
   Class 1                                             --                  --                     --
   Class 2                                             --                  --                     --
   Other                                       $8,693,324              $5,969                     --
 Due from Hartford Life Insurance
  Company                                              --                  --                     --
 Receivable from fund shares sold                     428                  --                     10
 Other assets                                          --                  --                     --
                                             ------------             -------             ----------
 Total Assets                                   8,693,752               5,969                189,286
                                             ------------             -------             ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                             428                  --                     10
 Payable for fund shares purchased                     --                  --                     --
 Other liabilities                                     --                  --                     --
                                             ------------             -------             ----------
 Total Liabilities                                    428                  --                     10
                                             ------------             -------             ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $8,693,324              $5,969               $189,276
                                             ============             =======             ==========

(a)  Funded as of May 22, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    VAN KAMPEN --          VAN KAMPEN --
                                    UIF CORE PLUS           UIF EMERGING
                                     FIXED INCOME           MARKETS DEBT
                                      PORTFOLIO              PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                898,126               106,569
   Class II                                    --                    --
   Class X                                     --                    --
   Class Y                                     --                    --
   Class 1                                     --                    --
   Class 2                                     --                    --
   Other                                       --                    --
                                     ============            ==========
  Cost:
   Class I                             $9,852,097              $837,319
   Class II                                    --                    --
   Class X                                     --                    --
   Class Y                                     --                    --
   Class 1                                     --                    --
   Class 2                                     --                    --
   Other                                       --                    --
                                     ============            ==========
  Market Value:
   Class I                             $8,918,390              $825,911
   Class II                                    --                    --
   Class X                                     --                    --
   Class Y                                     --                    --
   Class 1                                     --                    --
   Class 2                                     --                    --
   Other                                       --                    --
 Due from Hartford Life
  Insurance Company                            --                    --
 Receivable from fund shares
  sold                                     20,255                    39
 Other assets                                  --                    --
                                     ------------            ----------
 Total Assets                           8,938,645               825,950
                                     ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        20,255                    39
 Payable for fund shares
  purchased                                    --                    --
 Other liabilities                             --                    --
                                     ------------            ----------
 Total Liabilities                         20,255                    39
                                     ------------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $8,918,390              $825,911
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    VAN KAMPEN --                                    VAN KAMPEN --
                                    UIF EMERGING            VAN KAMPEN --             UIF MID CAP
                                   MARKETS EQUITY           UIF HIGH YIELD              GROWTH
                                      PORTFOLIO               PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 79,349                  78,704                       --
   Class II                             2,029,628                      --                1,181,126
   Class X                                     --                      --                       --
   Class Y                                     --                      --                       --
   Class 1                                     --                      --                       --
   Class 2                                     --                      --                       --
   Other                                       --                      --                       --
                                    =============            ============            =============
  Cost:
   Class I                               $966,169              $1,213,243                       --
   Class II                            34,770,280                      --              $14,483,055
   Class X                                     --                      --                       --
   Class Y                                     --                      --                       --
   Class 1                                     --                      --                       --
   Class 2                                     --                      --                       --
   Other                                       --                      --                       --
                                    =============            ============            =============
  Market Value:
   Class I                             $1,032,335                $927,928                       --
   Class II                            26,344,573                      --              $10,724,623
   Class X                                     --                      --                       --
   Class Y                                     --                      --                       --
   Class 1                                     --                      --                       --
   Class 2                                     --                      --                       --
   Other                                       --                      --                       --
 Due from Hartford Life
  Insurance Company                            --                      --                       --
 Receivable from fund shares
  sold                                     15,386                      42                      549
 Other assets                                  --                      --                       --
                                    -------------            ------------            -------------
 Total Assets                          27,392,294                 927,970               10,725,172
                                    -------------            ------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        15,386                      42                      549
 Payable for fund shares
  purchased                                    --                      --                       --
 Other liabilities                              1                      --                       --
                                    -------------            ------------            -------------
 Total Liabilities                         15,387                      42                      549
                                    -------------            ------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $27,376,907                $927,928              $10,724,623
                                    =============            ============            =============

                                    VAN KAMPEN --
                                      UIF U.S.            MORGAN STANLEY --       MORGAN STANLEY --
                                    MID CAP VALUE            FOCUS GROWTH              BALANCED
                                      PORTFOLIO               PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                238,524                      --                      --
   Class II                               868,062                      --                      --
   Class X                                     --                 360,627                 282,925
   Class Y                                     --                  89,481                  83,344
   Class 1                                     --                      --                      --
   Class 2                                     --                      --                      --
   Other                                       --                      --                      --
                                    =============            ============            ============
  Cost:
   Class I                             $3,356,439                      --                      --
   Class II                            14,421,385                      --                      --
   Class X                                     --              $4,799,413              $3,522,699
   Class Y                                     --               2,213,052               1,195,973
   Class 1                                     --                      --                      --
   Class 2                                     --                      --                      --
   Other                                       --                      --                      --
                                    =============            ============            ============
  Market Value:
   Class I                             $2,518,820                      --                      --
   Class II                             9,114,656                      --                      --
   Class X                                     --              $6,343,427              $3,618,613
   Class Y                                     --               1,556,978               1,060,135
   Class 1                                     --                      --                      --
   Class 2                                     --                      --                      --
   Other                                       --                      --                      --
 Due from Hartford Life
  Insurance Company                            --                      --                      --
 Receivable from fund shares
  sold                                      4,630                   7,415                     231
 Other assets                                  --                      --                      --
                                    -------------            ------------            ------------
 Total Assets                          11,638,106               7,907,820               4,678,979
                                    -------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         4,630                   7,415                     231
 Payable for fund shares
  purchased                                    --                      --                      --
 Other liabilities                             --                      --                      --
                                    -------------            ------------            ------------
 Total Liabilities                          4,630                   7,415                     231
                                    -------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $11,633,476              $7,900,405              $4,678,748
                                    =============            ============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            MORGAN STANLEY --       MORGAN STANLEY --
                                                 CAPITAL                 MID CAP
                                              OPPORTUNITIES               GROWTH
                                                PORTFOLIO               PORTFOLIO
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                               --                      --
   Class II                                              --                      --
   Class X                                           93,843                  73,175
   Class Y                                           80,452                  17,293
   Class 1                                               --                      --
   Class 2                                               --                      --
   Other                                                 --                      --
                                               ============            ============
  Cost:
   Class I                                               --                      --
   Class II                                              --                      --
   Class X                                         $952,271              $1,006,611
   Class Y                                        1,351,255                 406,911
   Class 1                                               --                      --
   Class 2                                               --                      --
   Other                                                 --                      --
                                               ============            ============
  Market Value:
   Class I                                               --                      --
   Class II                                              --                      --
   Class X                                       $1,223,714              $1,950,115
   Class Y                                        1,024,159                 452,230
   Class 1                                               --                      --
   Class 2                                               --                      --
   Other                                                 --                      --
 Due from Hartford Life Insurance
  Company                                                --                      --
 Receivable from fund shares sold                        96                  12,454
 Other assets                                            --                      --
                                               ------------            ------------
 Total Assets                                     2,247,969               2,414,799
                                               ------------            ------------
LIABILITIES:
 Due to Hartford Life Insurance Company                  96                  12,454
 Payable for fund shares purchased                       --                      --
 Other liabilities                                       --                      --
                                               ------------            ------------
 Total Liabilities                                       96                  12,454
                                               ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                    $2,247,873              $2,402,345
                                               ============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            MORGAN STANLEY --       MORGAN STANLEY --
                                   MORGAN STANLEY --            DIVIDEND                 CAPITAL
                                    FLEXIBLE INCOME              GROWTH                   GROWTH
                                       PORTFOLIO                PORTFOLIO               PORTFOLIO
                                      SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                       --                      --
   Class II                                     --                       --                      --
   Class X                                 216,236                  612,207                  80,659
   Class Y                                 150,400                   85,284                  25,060
   Class 1                                      --                       --                      --
   Class 2                                      --                       --                      --
   Other                                        --                       --                      --
                                      ============            =============            ============
  Cost:
   Class I                                      --                       --                      --
   Class II                                     --                       --                      --
   Class X                              $2,108,069               $8,204,319                $997,205
   Class Y                               1,080,741                1,261,440                 454,437
   Class 1                                      --                       --                      --
   Class 2                                      --                       --                      --
   Other                                        --                       --                      --
                                      ============            =============            ============
  Market Value:
   Class I                                      --                       --                      --
   Class II                                     --                       --                      --
   Class X                              $1,314,712               $8,779,046              $1,521,237
   Class Y                                 908,415                1,219,566                 464,615
   Class 1                                      --                       --                      --
   Class 2                                      --                       --                      --
   Other                                        --                       --                      --
 Due from Hartford Life
  Insurance Company                             --                       --                      --
 Receivable from fund shares
  sold                                       5,268                    7,702                      83
 Other assets                                   --                       --                      --
                                      ------------            -------------            ------------
 Total Assets                            2,228,395               10,006,314               1,985,935
                                      ------------            -------------            ------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                    5,268                    7,702                      83
 Payable for fund shares
  purchased                                     --                       --                      --
 Other liabilities                              --                       --                      --
                                      ------------            -------------            ------------
 Total Liabilities                           5,268                    7,702                      83
                                      ------------            -------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $2,223,127               $9,998,612              $1,985,852
                                      ============            =============            ============

                                                            MORGAN STANLEY --       MORGAN STANLEY --
                                    MORGAN STANLEY --             GLOBAL             EQUALLY-WEIGHTED
                                      MONEY MARKET            INFRASTRUCTURE             S&P 500
                                        PORTFOLIO               PORTFOLIO               PORTFOLIO
                                       SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                       --                      --                      --
   Class II                                      --                      --                      --
   Class X                                4,153,894                 110,667                 318,969
   Class Y                                6,503,012                  30,913                 292,710
   Class 1                                       --                      --                      --
   Class 2                                       --                      --                      --
   Other                                         --                      --                      --
                                      =============            ============            ============
  Cost:
   Class I                                       --                      --                      --
   Class II                                      --                      --                      --
   Class X                               $4,153,894              $1,396,795              $4,087,725
   Class Y                                6,503,012                 703,354               5,853,956
   Class 1                                       --                      --                      --
   Class 2                                       --                      --                      --
   Other                                         --                      --                      --
                                      =============            ============            ============
  Market Value:
   Class I                                       --                      --                      --
   Class II                                      --                      --                      --
   Class X                               $4,153,893              $2,509,919              $5,004,619
   Class Y                                6,503,012                 699,564               4,534,081
   Class 1                                       --                      --                      --
   Class 2                                       --                      --                      --
   Other                                         --                      --                      --
 Due from Hartford Life
  Insurance Company                              --                      --                      --
 Receivable from fund shares
  sold                                       11,127                     184                     430
 Other assets                                    --                      --                      --
                                      -------------            ------------            ------------
 Total Assets                            10,668,032               3,209,667               9,539,130
                                      -------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                    11,127                     184                     430
 Payable for fund shares
  purchased                                      --                      --                      --
 Other liabilities                               --                      --                      --
                                      -------------            ------------            ------------
 Total Liabilities                           11,127                     184                     430
                                      -------------            ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $10,656,905              $3,209,483              $9,538,700
                                      =============            ============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             VAN KAMPEN --         VAN KAMPEN --
                                               UIF SMALL             UIF GLOBAL
                                             COMPANY GROWTH          FRANCHISE
                                               PORTFOLIO             PORTFOLIO
                                              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                             --                    --
   Class II                                        28,238                44,706
   Class X                                             --                    --
   Class Y                                             --                    --
   Class 1                                             --                    --
   Class 2                                             --                    --
   Other                                               --                    --
                                               ==========            ==========
  Cost:
   Class I                                             --                    --
   Class II                                      $426,652              $579,867
   Class X                                             --                    --
   Class Y                                             --                    --
   Class 1                                             --                    --
   Class 2                                             --                    --
   Other                                               --                    --
                                               ==========            ==========
  Market Value:
   Class I                                             --                    --
   Class II                                      $376,418              $588,775
   Class X                                             --                    --
   Class Y                                             --                    --
   Class 1                                             --                    --
   Class 2                                             --                    --
   Other                                               --                    --
 Due from Hartford Life Insurance
  Company                                              --                    --
 Receivable from fund shares sold                   4,866                    32
 Other assets                                          --                    --
                                               ----------            ----------
 Total Assets                                     381,284               588,807
                                               ----------            ----------
LIABILITIES:
 Due to Hartford Life Insurance Company             4,866                    32
 Payable for fund shares purchased                     --                    --
 Other liabilities                                     --                    --
                                               ----------            ----------
 Total Liabilities                                  4,866                    32
                                               ----------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                    $376,418              $588,775
                                               ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             MTB MANAGED                                 OPPENHEIMER
                                              ALLOCATION             OPPENHEIMER           CAPITAL
                                           FUND -- MODERATE             MIDCAP          APPRECIATION
                                              GROWTH II                FUND/VA             FUND/VA
                                             SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                             --                      --                  --
   Class II                                            --                      --                  --
   Class X                                             --                      --                  --
   Class Y                                             --                      --                  --
   Class 1                                             --                      --                  --
   Class 2                                             --                      --                  --
   Other                                          349,711                  57,120           1,322,639
                                             ============            ============       =============
  Cost:
   Class I                                             --                      --                  --
   Class II                                            --                      --                  --
   Class X                                             --                      --                  --
   Class Y                                             --                      --                  --
   Class 1                                             --                      --                  --
   Class 2                                             --                      --                  --
   Other                                       $3,596,891              $2,792,607         $54,014,383
                                             ============            ============       =============
  Market Value:
   Class I                                             --                      --                  --
   Class II                                            --                      --                  --
   Class X                                             --                      --                  --
   Class Y                                             --                      --                  --
   Class 1                                             --                      --                  --
   Class 2                                             --                      --                  --
   Other                                       $3,031,996              $2,042,025         $48,461,504
 Due from Hartford Life Insurance
  Company                                              --                      --                  --
 Receivable from fund shares sold                     114                      86              10,717
 Other assets                                          --                      --                  --
                                             ------------            ------------       -------------
 Total Assets                                   3,032,110               2,042,111          48,472,221
                                             ------------            ------------       -------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                             114                      86              10,717
 Payable for fund shares purchased                     --                      --                  --
 Other liabilities                                     --                      --                   1
                                             ------------            ------------       -------------
 Total Liabilities                                    114                      86              10,718
                                             ------------            ------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $3,031,996              $2,042,025         $48,461,503
                                             ============            ============       =============

                                                                                  OPPENHEIMER
                                              OPPENHEIMER          OPPENHEIMER    MAIN STREET
                                           GLOBAL SECURITIES       MAIN STREET     SMALL CAP
                                                FUND/VA            FUND(R)/VA     FUND(R)/VA
                                              SUB-ACCOUNT          SUB-ACCOUNT    SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                               --                  --             --
   Class II                                              --                  --             --
   Class X                                               --                  --             --
   Class Y                                               --                  --             --
   Class 1                                               --                  --             --
   Class 2                                               --                  --             --
   Other                                          6,165,624             468,868      4,008,884
                                             ==============       =============  =============
  Cost:
   Class I                                               --                  --             --
   Class II                                              --                  --             --
   Class X                                               --                  --             --
   Class Y                                               --                  --             --
   Class 1                                               --                  --             --
   Class 2                                               --                  --             --
   Other                                       $211,876,657         $10,795,581    $72,522,668
                                             ==============       =============  =============
  Market Value:
   Class I                                               --                  --             --
   Class II                                              --                  --             --
   Class X                                               --                  --             --
   Class Y                                               --                  --             --
   Class 1                                               --                  --             --
   Class 2                                               --                  --             --
   Other                                       $162,032,604          $8,458,373    $57,246,862
 Due from Hartford Life Insurance
  Company                                                --                  --             --
 Receivable from fund shares sold                    61,044                 576         21,849
 Other assets                                            --                  --              1
                                             --------------       -------------  -------------
 Total Assets                                   162,093,648           8,458,949     57,268,712
                                             --------------       -------------  -------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            61,044                 576         21,849
 Payable for fund shares purchased                       --                  --             --
 Other liabilities                                       --                  --             --
                                             --------------       -------------  -------------
 Total Liabilities                                   61,044                 576         21,849
                                             --------------       -------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $162,032,604          $8,458,373    $57,246,863
                                             ==============       =============  =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                  PUTNAM VT          PUTNAM VT
                                 DIVERSIFIED        GLOBAL ASSET
                                 INCOME FUND      ALLOCATION FUND
                                 SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --                 --
   Class II                                --                 --
   Class X                                 --                 --
   Class Y                                 --                 --
   Class 1                                 --                 --
   Class 2                                 --                 --
   Other                            5,314,152            440,677
                                =============       ============
  Cost:
   Class I                                 --                 --
   Class II                                --                 --
   Class X                                 --                 --
   Class Y                                 --                 --
   Class 1                                 --                 --
   Class 2                                 --                 --
   Other                          $43,242,182         $6,656,711
                                =============       ============
  Market Value:
   Class I                                 --                 --
   Class II                                --                 --
   Class X                                 --                 --
   Class Y                                 --                 --
   Class 1                                 --                 --
   Class 2                                 --                 --
   Other                          $43,044,633         $6,046,084
 Due from Hartford Life
  Insurance Company                        --                 --
 Receivable from fund shares
  sold                                  5,112                255
 Other assets                              --                 --
                                -------------       ------------
 Total Assets                      43,049,745          6,046,339
                                -------------       ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                     5,113                255
 Payable for fund shares
  purchased                                --                 --
 Other liabilities                         --                 --
                                -------------       ------------
 Total Liabilities                      5,113                255
                                -------------       ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $43,044,632         $6,046,084
                                =============       ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             PUTNAM VT
                                     PUTNAM VT             INTERNATIONAL         PUTNAM VT
                                     GROWTH AND              GROWTH AND        INTERNATIONAL
                                    INCOME FUND             INCOME FUND         EQUITY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                      --                  --
   Class II                                   --                      --                  --
   Class X                                    --                      --                  --
   Class Y                                    --                      --                  --
   Class 1                                    --                      --                  --
   Class 2                                    --                      --                  --
   Other                                 287,866                  87,143           4,617,409
                                    ============            ============       =============
  Cost:
   Class I                                    --                      --                  --
   Class II                                   --                      --                  --
   Class X                                    --                      --                  --
   Class Y                                    --                      --                  --
   Class 1                                    --                      --                  --
   Class 2                                    --                      --                  --
   Other                              $7,391,807              $1,036,652         $80,782,746
                                    ============            ============       =============
  Market Value:
   Class I                                    --                      --                  --
   Class II                                   --                      --                  --
   Class X                                    --                      --                  --
   Class Y                                    --                      --                  --
   Class 1                                    --                      --                  --
   Class 2                                    --                      --                  --
   Other                              $4,145,275                $785,159         $51,160,896
 Due from Hartford Life
  Insurance Company                           --                      --                  --
 Receivable from fund shares
  sold                                       186                      34              18,743
 Other assets                                 --                      --                   1
                                    ------------            ------------       -------------
 Total Assets                          4,145,461                 785,193          51,179,640
                                    ------------            ------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          186                      34              18,743
 Payable for fund shares
  purchased                                   --                      --                  --
 Other liabilities                            --                      --                  --
                                    ------------            ------------       -------------
 Total Liabilities                           186                      34              18,743
                                    ------------            ------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $4,145,275                $785,159         $51,160,897
                                    ============            ============       =============


                                                          PUTNAM VT          PUTNAM VT
                                      PUTNAM VT           SMALL CAP      THE GEORGE PUTNAM
                                   INVESTORS FUND        VALUE FUND        FUND OF BOSTON
                                     SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                  --                 --
   Class II                                    --                  --                 --
   Class X                                     --                  --                 --
   Class Y                                     --                  --                 --
   Class 1                                     --                  --                 --
   Class 2                                     --                  --                 --
   Other                                3,256,689           3,395,302            586,298
                                    =============       =============       ============
  Cost:
   Class I                                     --                  --                 --
   Class II                                    --                  --                 --
   Class X                                     --                  --                 --
   Class Y                                     --                  --                 --
   Class 1                                     --                  --                 --
   Class 2                                     --                  --                 --
   Other                              $36,421,462         $74,428,494         $6,505,847
                                    =============       =============       ============
  Market Value:
   Class I                                     --                  --                 --
   Class II                                    --                  --                 --
   Class X                                     --                  --                 --
   Class Y                                     --                  --                 --
   Class 1                                     --                  --                 --
   Class 2                                     --                  --                 --
   Other                              $29,245,069         $37,246,459         $3,992,693
 Due from Hartford Life
  Insurance Company                            --                  --                 --
 Receivable from fund shares
  sold                                      2,354              15,314                162
 Other assets                                  --                  --                 --
                                    -------------       -------------       ------------
 Total Assets                          29,247,423          37,261,773          3,992,855
                                    -------------       -------------       ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         2,354              15,314                162
 Payable for fund shares
  purchased                                    --                  --                 --
 Other liabilities                              3                  --                 --
                                    -------------       -------------       ------------
 Total Liabilities                          2,357              15,314                162
                                    -------------       -------------       ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $29,245,066         $37,246,459         $3,992,693
                                    =============       =============       ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------


                                     PUTNAM VT              PUTNAM VT
                                     VISTA FUND            VOYAGER FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                   --                      --
   Class II                                  --                      --
   Class X                                   --                      --
   Class Y                                   --                      --
   Class 1                                   --                      --
   Class 2                                   --                      --
   Other                                 61,127                 116,944
                                     ==========            ============
  Cost:
   Class I                                   --                      --
   Class II                                  --                      --
   Class X                                   --                      --
   Class Y                                   --                      --
   Class 1                                   --                      --
   Class 2                                   --                      --
   Other                               $859,937              $3,208,002
                                     ==========            ============
  Market Value:
   Class I                                   --                      --
   Class II                                  --                      --
   Class X                                   --                      --
   Class Y                                   --                      --
   Class 1                                   --                      --
   Class 2                                   --                      --
   Other                               $704,795              $3,788,975
 Due from Hartford Life
  Insurance Company                          --                      --
 Receivable from fund shares
  sold                                       31                     161
 Other assets                                --                      --
                                     ----------            ------------
 Total Assets                           704,826               3,789,136
                                     ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          31                     161
 Payable for fund shares
  purchased                                  --                      --
 Other liabilities                           --                      --
                                     ----------            ------------
 Total Liabilities                           31                     161
                                     ----------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $704,795              $3,788,975
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 VAN KAMPEN LIT
                                     PUTNAM VT               PIONEER               GROWTH AND
                                       EQUITY                FUND VCT                INCOME
                                    INCOME FUND             PORTFOLIO               PORTFOLIO
                                 SUB-ACCOUNT (D)(E)        SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                    --                   69,032
   Class II                                   --                19,675                2,147,151
   Class X                                    --                    --                       --
   Class Y                                    --                    --                       --
   Class 1                                    --                    --                       --
   Class 2                                    --                    --                       --
   Other                                 491,507                    --                       --
                                    ============            ==========            =============
  Cost:
   Class I                                    --                    --               $1,111,472
   Class II                                   --              $417,322               43,747,683
   Class X                                    --                    --                       --
   Class Y                                    --                    --                       --
   Class 1                                    --                    --                       --
   Class 2                                    --                    --                       --
   Other                              $4,456,797                    --                       --
                                    ============            ==========            =============
  Market Value:
   Class I                                    --                    --               $1,130,062
   Class II                                   --              $385,438               35,191,813
   Class X                                    --                    --                       --
   Class Y                                    --                    --                       --
   Class 1                                    --                    --                       --
   Class 2                                    --                    --                       --
   Other                              $5,976,725                     1                       --
 Due from Hartford Life
  Insurance Company                           --                    --                       --
 Receivable from fund shares
  sold                                       297                    20                    6,950
 Other assets                                 --                    --                        1
                                    ------------            ----------            -------------
 Total Assets                          5,977,022               385,459               36,328,826
                                    ------------            ----------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          297                    20                    6,950
 Payable for fund shares
  purchased                                   --                    --                       --
 Other liabilities                            --                     1                       --
                                    ------------            ----------            -------------
 Total Liabilities                           297                    21                    6,950
                                    ------------            ----------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $5,976,725              $385,438              $36,321,876
                                    ============            ==========            =============

                                                        VAN KAMPEN LIT        VAN KAMPEN LIT
                                  VAN KAMPEN LIT           CAPITAL               MID CAP
                                     COMSTOCK               GROWTH                GROWTH
                                    PORTFOLIO             PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --                    --                    --
   Class II                          5,264,408                 7,446                74,304
   Class X                                  --                    --                    --
   Class Y                                  --                    --                    --
   Class 1                                  --                    --                    --
   Class 2                                  --                    --                    --
   Other                                    --                    --                    --
                                    ==========            ==========            ==========
  Cost:
   Class I                                  --                    --                    --
   Class II                         $71,212,793             $185,522              $274,821
   Class X                                  --                    --                    --
   Class Y                                  --                    --                    --
   Class 1                                  --                    --                    --
   Class 2                                  --                    --                    --
   Other                                    --                    --                    --
                                    ==========            ==========            ==========
  Market Value:
   Class I                                  --                    --                    --
   Class II                         $53,170,516             $208,578              $237,031
   Class X                                  --                    --                    --
   Class Y                                  --                    --                    --
   Class 1                                  --                    --                    --
   Class 2                                  --                    --                    --
   Other                                    --                    --                    --
 Due from Hartford Life
  Insurance Company                         --                    --                    --
 Receivable from fund shares
  sold                                  29,218                    12                    13
 Other assets                                1                    --                    --
                                    ----------            ----------            ----------
 Total Assets                       53,199,735               208,590               237,044
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                     29,218                    12                    13
 Payable for fund shares
  purchased                                 --                    --                    --
 Other liabilities                          --                    --                    --
                                    ----------            ----------            ----------
 Total Liabilities                      29,218                    12                    13
                                    ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities              $53,170,517             $208,578              $237,031
                                    ==========            ==========            ==========

(d) Funded as of February 13, 2009.

(e) Effective February 13, 2009, Putnam VT New Value Fund merged with Putnam VT Equity Income Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             VAN KAMPEN LIT
                                               GOVERNMENT
                                               PORTFOLIO
                                              SUB-ACCOUNT
--------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                             --
   Class II                                        53,188
   Class X                                             --
   Class Y                                             --
   Class 1                                             --
   Class 2                                             --
   Other                                               --
                                               ==========
  Cost:
   Class I                                             --
   Class II                                      $487,526
   Class X                                             --
   Class Y                                             --
   Class 1                                             --
   Class 2                                             --
   Other                                               --
                                               ==========
  Market Value:
   Class I                                             --
   Class II                                      $466,990
   Class X                                             --
   Class Y                                             --
   Class 1                                             --
   Class 2                                             --
   Other                                               --
 Due from Hartford Life Insurance
  Company                                              --
 Receivable from fund shares sold                      27
 Other assets                                          --
                                               ----------
 Total Assets                                     467,017
                                               ----------
LIABILITIES:
 Due to Hartford Life Insurance Company                27
 Payable for fund shares purchased                     --
 Other liabilities                                     --
                                               ----------
 Total Liabilities                                     27
                                               ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                    $466,990
                                               ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              WELLS FARGO          WELLS FARGO          WELLS FARGO          WELLS FARGO
                                             ADVANTAGE VT         ADVANTAGE VT         ADVANTAGE VT         ADVANTAGE VT
                                             C&B LARGE CAP        LARGE COMPANY            MONEY              SMALL CAP
                                              VALUE FUND           GROWTH FUND          MARKET FUND          GROWTH FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                           --                   --                    --                   --
   Class II                                          --                   --                    --                   --
   Class X                                           --                   --                    --                   --
   Class Y                                           --                   --                    --                   --
   Class 1                                           --                   --                    --                   --
   Class 2                                           --                   --                    --                   --
   Other                                            384                1,004                70,346                1,170
                                                =======              =======             =========            =========
  Cost:
   Class I                                           --                   --                    --                   --
   Class II                                          --                   --                    --                   --
   Class X                                           --                   --                    --                   --
   Class Y                                           --                   --                    --                   --
   Class 1                                           --                   --                    --                   --
   Class 2                                           --                   --                    --                   --
   Other                                         $3,898               $9,368               $70,346              $10,417
                                                =======              =======             =========            =========
  Market Value:
   Class I                                           --                   --                    --                   --
   Class II                                          --                   --                    --                   --
   Class X                                           --                   --                    --                   --
   Class Y                                           --                   --                    --                   --
   Class 1                                           --                   --                    --                   --
   Class 2                                           --                   --                    --                   --
   Other                                         $3,424               $9,004               $70,346               $7,432
 Due from Hartford Life Insurance
  Company                                            --                   --                    --                   --
 Receivable from fund shares sold                    --                   --                     3                   --
 Other assets                                        --                   --                    --                   --
                                                -------              -------             ---------            ---------
 Total Assets                                     3,424                9,004                70,349                7,432
                                                -------              -------             ---------            ---------
LIABILITIES:
 Due to Hartford Life Insurance Company              --                   --                     3                   --
 Payable for fund shares purchased                   --                   --                    --                   --
 Other liabilities                                   --                   --                    --                   --
                                                -------              -------             ---------            ---------
 Total Liabilities                                   --                   --                     3                   --
                                                -------              -------             ---------            ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                    $3,424               $9,004               $70,346               $7,432
                                                =======              =======             =========            =========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNITS
                                                 OWNED BY          MINIMUM UNIT                 MAXIMUM UNIT          CONTRACT
                                               PARTICIPANTS        FAIR VALUE #                 FAIR VALUE #         LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD (BY SUB-ACCOUNT):
AllianceBernstein VPS Balanced Wealth
 Strategy Portfolio -- Class B                     4,375,958          $9.960690        to         $10.814618          $45,737,990
AllianceBernstein VPS International Value
 Portfolio -- Class B                             10,917,550           5.937257        to          13.946241          101,526,824
AllianceBernstein VPS Small/Mid Cap Value
 Portfolio -- Class B                              1,338,404          10.089911        to          10.954830           14,131,217
AllianceBernstein VPS Value Portfolio --
 Class B                                           6,297,769           7.672767        to          12.336530           50,564,987
AllianceBernstein VPS International Growth
 Portfolio -- Class B                                713,266           7.106822        to           7.379407            5,172,450
AIM V.I. International Growth Fund -- Class
 S2                                                      402           8.582995        to           8.582995                3,454
American Funds Global Growth Fund -- Class 2         305,424           1.613666        to          15.332653            3,511,626
American Funds Growth Fund -- Class 2              2,273,693           1.176587        to          14.041401           19,050,838
American Funds Growth-Income Fund -- Class 2       1,366,351           1.100825        to          11.666889           14,950,218
American Funds International Fund -- Class 2       1,028,599           1.707156        to          15.668444            9,458,612
American Funds Global Small Capitalization
 Fund -- Class 2                                     145,026           1.806309        to          18.537952            2,160,278
BB&T Mid Cap Growth VIF                              883,093           1.149251        to           1.338723            1,090,804
BB&T Capital Manager Equity VIF                      750,577           0.840765        to           1.235951              721,910
BB&T Large Cap VIF                                 2,117,795           1.136455        to          11.782750            2,579,044
BB&T Special Opportunities Equity VIF              7,926,092           1.530877        to          14.970470           12,771,369
BB&T Total Return Bond VIF                         6,121,274           1.151006        to           1.210523            7,299,566
Evergreen VA Diversified Capital Builder Fund
 -- Class I                                          521,628           0.757104        to           0.832612              414,309
Evergreen VA Growth Fund -- Class I                3,318,998           0.847774        to           1.275078            3,167,493
Evergreen VA International Equity Fund --
 Class I                                           1,662,697           0.866352        to           1.519248            1,645,773
Evergreen VA Omega Fund -- Class I                   305,477           0.701269        to           0.970138              239,333
Evergreen VA Special Values Fund -- Class I        5,840,526           1.225470        to           1.710016            8,546,206
Evergreen VA Fundamental Large Cap Fund --
 Class I                                             162,993           1.185684        to           1.310831              205,027
Fidelity VIP Equity-Income Portfolio -- Class
 SRV2                                              6,342,260           8.427667        to          13.023977           55,897,766
Fidelity VIP Growth Portfolio -- Class SRV2        1,952,371           8.727311        to          12.613489           17,808,495
Fidelity VIP Contrafund(R) Portfolio -- Class
 SRV2                                             27,575,786          10.340831        to          13.538600          299,207,252
Fidelity VIP Mid Cap Portfolio -- Class SRV2       6,465,652           8.411890        to          14.353013           74,408,670
Fidelity VIP Value Strategies Portfolio --
 Class SRV2                                          703,837           8.767188        to           9.519435            6,461,966
Fidelity VIP Dynamic Capital Appreciation
 Portfolio -- Class SRV2                              58,971           7.231608        to           7.440982              434,985
Franklin Income Securities Fund -- Class 4             1,613           9.754336        to           9.754336               15,732
Franklin Small-Mid Cap Growth Securities Fund
 -- Class 2                                          487,509           1.047791        to          11.938971            2,800,251
Franklin Small Cap Value Securities Fund --
 Class 4                                                 193           8.927940        to           8.977355                1,734
Franklin Strategic Income Securities Fund --
 Class 1                                             535,274           1.633768        to          17.786120            8,238,333
Mutual Shares Securities Fund -- Class 2             715,742           1.180507        to          13.777497            7,669,313
Mutual Shares Securities Fund -- Class 4               2,392           8.393589        to           8.393589               20,078
Templeton Developing Markets Securities Fund
 -- Class 1                                           97,270           2.733475        to          23.312034            1,712,188
Templeton Growth Securities Fund -- Class 2          197,970           1.121823        to          11.855672            2,064,441
Templeton Growth Securities Fund -- Class 4            1,807           8.257399        to           8.257399               14,918
Templeton Global Bond Securities Fund --
 Class 4                                                 196          11.609181        to          11.609181                2,275
Hartford Advisers HLS Fund -- Class IA            17,121,930           1.030947        to          13.204270           22,557,229
Hartford Total Return Bond HLS Fund -- Class
 IA                                              212,868,707           1.461794        to          14.123030          377,960,466
Hartford Capital Appreciation HLS Fund --
 Class IA                                          3,386,757           8.443325        to          14.808455           35,889,401
Hartford Dividend and Growth HLS Fund --
 Class IA                                        161,806,067           1.280144        to          12.614263          252,050,778
Hartford Fundamental Growth HLS Fund -- Class
 IA                                                1,988,711           0.999361        to           1.091246            2,106,622
Hartford Global Advisers HLS Fund -- Class
 IA                                                3,995,676           1.137786        to           1.888244            5,092,973
Hartford Global Equity HLS Fund -- Class IA           76,704           8.476750        to           8.673876              662,118
Hartford Global Growth HLS Fund -- Class IA        4,194,257           1.044061        to           8.817045            5,723,155

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                   UNITS
                                                 OWNED BY          MINIMUM UNIT                 MAXIMUM UNIT          CONTRACT
                                               PARTICIPANTS        FAIR VALUE #                 FAIR VALUE #         LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Hartford Disciplined Equity HLS Fund -- Class
 IA                                              154,632,346          $0.917757        to         $12.815734         $161,226,318
Hartford Growth HLS Fund -- Class IA               7,842,258           1.087144        to           1.213267            9,012,081
Hartford Growth Opportunities HLS Fund --
 Class IA                                         27,137,354           1.306706        to          13.853244           38,427,685
Hartford High Yield HLS Fund -- Class IA          26,065,121           1.450525        to          15.263920           39,991,174
Hartford Index HLS Fund -- Class IA                6,321,549           0.880900        to           4.337680            7,103,546
Hartford International Growth HLS Fund --
 Class IA                                         17,146,810           1.010882        to          13.312956           18,366,872
Hartford International Small Company HLS Fund
 -- Class IA                                       6,022,069           1.767121        to          14.823981           11,352,210
Hartford International Opportunities HLS Fund
 -- Class IA                                      37,160,061           1.256231        to          13.967298           53,129,725
Hartford MidCap Growth HLS Fund -- Class IA          822,668           7.313253        to           7.524996            6,159,513
Hartford Money Market HLS Fund -- Class IA        83,856,192           1.010955        to           9.756990          108,778,831
Hartford SmallCap Value HLS Fund -- Class IA         179,090           7.876579        to           8.104559            1,438,855
Hartford Small Company HLS Fund -- Class IA       13,868,602           1.130532        to          13.226265           20,889,417
Hartford SmallCap Growth HLS Fund -- Class
 IA                                               15,231,291           1.057909        to          11.044028           17,411,821
Hartford Stock HLS Fund -- Class IA               13,170,056           0.864603        to           5.523739           14,741,202
Hartford U.S. Government Securities HLS Fund
 -- Class IA                                     133,174,932           1.074005        to          10.141729          151,419,367
Hartford Value HLS Fund -- Class IA               27,088,045           1.083181        to          12.543369           31,193,276
Hartford Value Opportunities HLS Fund --
 Class IA                                         10,030,197           1.191834        to          13.966430           12,975,129
Hartford Equity Income HLS Fund -- Class IA        8,830,542           1.160934        to          11.660033           10,796,511
American Funds Bond HLS Fund -- Class IB                 989           9.910553        to           9.910553                9,799
American Funds Global small Capitalization
 HLS Fund -- Class IB                                      8           8.017227        to           8.017227                   61
American Funds Growth HLS Fund -- Class IB               747           8.040827        to           8.040827                6,010
American Funds International HLS Fund --
 Class IB                                                491           8.549477        to           8.549477                4,195
Huntington VA Income Equity Fund                   1,874,090           0.956980        to          10.606133            1,943,094
Huntington VA Dividend Capture Fund                2,331,395           1.232026        to          12.595354            3,536,837
Huntington VA Growth Fund                          2,085,319           0.682256        to           9.865499            1,749,825
Huntington VA Mid Corp America Fund                1,430,502           1.355171        to          14.507685            2,191,053
Huntington VA New Economy Fund                     1,812,133           1.125094        to          12.237519            2,297,960
Huntington VA Rotating Markets Fund                  623,104           1.176497        to          13.901466              836,694
Huntington VA International Equity Fund              190,667          12.086041        to          12.624134            2,375,563
Huntington VA Macro 100 Fund                       1,119,250           0.833808        to           0.878576              968,483
Huntington VA Mortgage Securities Fund               138,105          10.860646        to          11.344256            1,537,739
Huntington VA Situs Fund                           3,609,527           1.081693        to           1.139746            4,031,556
Lord Abbett All Value Portfolio -- Class VC          857,371          10.454195        to          11.322903            9,373,468
Lord Abbett America's Value Portfolio --
 Class VC                                            544,832           9.918307        to          10.742542            5,618,773
Lord Abbett Bond-Debenture Fund -- Class VC        3,474,236          11.513108        to          13.803697           41,814,140
Lord Abbett Growth and Income Portfolio --
 Class VC                                         11,930,383           8.418646        to          12.031404          105,547,406
Lord Abbett Large-Cap Core Portfolio -- Class
 VC                                                  576,355          10.281352        to          11.130070            6,190,926
MFS(R) Core Equity Series -- Class INIT               91,188           0.955152        to           8.174600              363,669
MFS(R) Growth Series -- Class INIT                    86,204           5.295441        to           8.591416              522,942
MFS(R) Investors Growth Stock Series -- Class
 INIT                                                 44,187           5.794219        to           7.980995              299,829
MFS(R) Investors Trust Series -- Class INIT          218,574           1.101446        to           8.875372              962,645
MFS(R) Total Return Series -- Class INIT             730,975           1.190849        to          13.272154            8,678,103
MFS(R) Value Series -- Class SRV                         675           8.840590        to           8.840590                5,969
Van Kampen -- UIF Equity and Income Portfolio
 -- Class II                                          13,908          13.275283        to          13.997917              189,276
Van Kampen -- UIF Core Plus Fixed Income
 Portfolio -- Class I                                821,207           1.189467        to          13.979216            8,918,390
Van Kampen -- UIF Emerging Markets Debt
 Portfolio -- Class I                                 37,033          19.509900        to          24.658690              825,911
Van Kampen -- UIF Emerging Markets Equity
 Portfolio -- Class I                                 52,628           2.569228        to          22.732896              971,355
Van Kampen -- UIF Emerging Markets Equity
 Portfolio -- Class II                             1,641,655           9.471795        to          16.701612           26,326,804

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNITS
                                                 OWNED BY          MINIMUM UNIT                 MAXIMUM UNIT          CONTRACT
                                               PARTICIPANTS        FAIR VALUE #                 FAIR VALUE #         LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen -- UIF High Yield Portfolio --
 Class I                                              84,897          $1.485964        to         $12.516512             $927,928
Van Kampen -- UIF Mid Cap Growth Portfolio --
 Class II                                            865,272          11.857135        to          12.842311           10,724,623
Van Kampen -- UIF U.S. Mid Cap Value
 Portfolio -- Class I                                173,741           1.248907        to          16.531375            2,485,761
Van Kampen -- UIF U.S. Mid Cap Value
 Portfolio -- Class II                               836,082          10.431473        to          11.298285            9,114,656
Morgan Stanley -- Focus Growth Portfolio --
 Class X                                             256,263           1.084382        to          27.915663            6,278,789
Morgan Stanley -- Focus Growth Portfolio --
 Class Y                                             228,917           6.457373        to           6.886487            1,556,980
Morgan Stanley -- Balanced Portfolio -- Class
 X                                                   354,294           1.223342        to          23.533876            3,542,019
Morgan Stanley -- Balanced Portfolio -- Class
 Y                                                    82,061          12.269250        to          13.084167            1,060,134
Morgan Stanley -- Capital Opportunities
 Portfolio -- Class X                                100,324          12.039504        to          12.039504            1,207,849
Morgan Stanley -- Capital Opportunities
 Portfolio -- Class Y                                229,853           4.176285        to           4.540788            1,024,158
Morgan Stanley -- Mid Cap Growth Portfolio --
 Class X                                              71,287           1.577208        to          32.948991            1,934,958
Morgan Stanley -- Mid Cap Growth Portfolio --
 Class Y                                              49,841           8.504281        to           9.246529              452,231
Morgan Stanley -- Flexible Income Portfolio
 -- Class X                                          149,957           1.278577        to          13.551139            1,314,710
Morgan Stanley -- Flexible Income Portfolio
 -- Class Y                                           86,293           9.993436        to          10.865261              908,417
Morgan Stanley -- Dividend Growth Portfolio
 -- Class X                                          588,784           0.942550        to          23.385721            8,720,178
Morgan Stanley -- Dividend Growth Portfolio
 -- Class Y                                          117,689           9.324102        to           9.943611            1,158,672
Morgan Stanley -- Capital Growth Portfolio --
 Class X                                             245,379           1.143469        to          20.352765            1,518,165
Morgan Stanley -- Capital Growth Portfolio --
 Class Y                                              66,969           6.606432        to           7.183076              464,615
Morgan Stanley -- Money Market Portfolio --
 Class X                                             521,964           1.069991        to          13.777083            4,110,025
Morgan Stanley -- Money Market Portfolio --
 Class Y                                             620,071           9.905627        to          10.769830            6,480,491
Morgan Stanley -- Global Infrastructure
 Portfolio -- Class X                                240,051           1.465801        to          29.205091            2,486,329
Morgan Stanley -- Global Infrastructure
 Portfolio -- Class Y                                 76,124           8.874119        to           9.330681              699,564
Morgan Stanley -- Equally-Weighted S&P 500
 Portfolio -- Class X                                349,198           1.275164        to          31.047672            4,910,761
Morgan Stanley -- Equally-Weighted S&P 500
 Portfolio -- Class Y                                336,421          12.547030        to          13.642048            4,449,732
Van Kampen -- UIF Small Company Growth
 Portfolio -- Class II                                33,039          11.115325        to          14.901499              376,418
Van Kampen -- UIF Global Franchise Portfolio
 -- Class II                                          35,079          16.130007        to          17.339968              588,775
MTB Managed Allocation Fund -- Moderate
 Growth II                                         2,902,534           1.008982        to          12.712466            3,031,996
Oppenheimer MidCap Fund/VA -- Class SRV              268,436           7.276105        to           7.748581            2,042,025
Oppenheimer Capital Appreciation Fund/VA --
 Class SRV                                         5,084,418           9.103550        to          14.477542           48,461,503
Oppenheimer Global Securities Fund/VA --
 Class SRV                                        14,464,852           8.158560        to          14.518565          161,996,392
Oppenheimer Main Street Fund(R)/VA -- Class
 SRV                                                 926,970           7.480920        to           9.553191            8,458,373
Oppenheimer Main Street Small Cap Fund(R)/VA
 -- Class SRV                                      5,816,875           9.409166        to          14.461374           57,246,863
Putnam VT Diversified Income Fund -- Class
 IB                                                2,410,836          10.753219        to          19.974918           43,039,584
Putnam VT Global Asset Allocation Fund --
 Class IB                                            384,724           8.536656        to          34.164535            6,046,084
Putnam VT Growth and Income Fund -- Class IB         184,168           8.452551        to          43.659846            4,145,275
Putnam VT International Growth and Income
 Fund -- Class IB                                    122,089           6.307141        to           6.497191              785,159
Putnam VT International Equity Fund -- Class
 IB                                                4,065,595           6.831196        to          18.350770           51,160,897
Putnam VT Investors Fund -- Class IB               4,056,740           5.183246        to          13.032885           29,245,066
Putnam VT Small Cap Value Fund -- Class IB         2,186,839          13.776455        to          18.419681           37,246,459
Putnam VT The George Putnam Fund of Boston --
 Class IB                                            407,399           8.709196        to          10.184801            3,992,693
Putnam VT Vista Fund -- Class IB                     108,925           4.177155        to          12.658112              704,795
Putnam VT Voyager Fund -- Class IB                   254,042           5.470648        to          57.851101            3,772,372
Putnam VT Equity Income Fund -- Class IB             456,368          12.970674        to          13.214639            5,976,725
Pioneer Fund VCT Portfolio -- Class II               408,482           0.935772        to           0.974389              385,438
Van Kampen LIT Growth and Income Portfolio --
 Class I                                             218,196           1.203420        to          13.552907            1,125,439
Van Kampen LIT Growth and Income Portfolio --
 Class II                                          2,520,207          12.574904        to          14.246994           35,191,814
Van Kampen LIT Comstock Portfolio -- Class
 II                                                4,103,689          12.159411        to          13.346950           53,170,517
Van Kampen LIT Capital Growth Portfolio --
 Class II                                             17,222          11.675064        to          12.551405              208,578

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                   UNITS
                                                 OWNED BY          MINIMUM UNIT                 MAXIMUM UNIT          CONTRACT
                                               PARTICIPANTS        FAIR VALUE #                 FAIR VALUE #         LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio --
 Class II                                             21,347         $10.695487        to         $11.393961             $237,031
Van Kampen LIT Government Portfolio -- Class
 II                                                   44,409          10.241506        to          10.847798              466,990
Wells Fargo Advantage VT C&B Large Cap Value
 Fund                                                  3,334           1.027149        to           1.027149                3,424
Wells Fargo Advantage VT Large Company Growth
 Fund                                                  9,702           0.913127        to           0.944176                9,004
Wells Fargo Advantage VT Money Market Fund            66,655           1.055377        to           1.055377               70,346
Wells Fargo Advantage VT Small Cap Growth
 Fund                                                  5,610           1.298796        to           1.342955                7,432
ANNUITY CONTRACTS IN THE ANNUITY PERIOD (BY
 SUB-ACCOUNT):
AllianceBernstein VPS Balanced Wealth
 Strategy Portfolio -- Class B                           407          10.607325        to          10.607325                4,315
American Funds Growth-Income Fund -- Class 2             260          11.666889        to          11.666889                3,028
American Funds International Fund -- Class 2             217          10.794947        to          10.794947                2,340
American Funds Global Small Capitalization
 Fund -- Class 2                                       1,323          13.356459        to          18.537952               22,377
BB&T Mid Cap Growth VIF                               12,924           1.179493        to           1.179493               15,243
Fidelity VIP Contrafund(R) Portfolio -- Class
 SRV2                                                  3,165          11.012452        to          11.012452               34,853
Fidelity VIP Mid Cap Portfolio -- Class SRV2             231          11.470002        to          11.470002                2,646
Franklin Strategic Income Securities Fund --
 Class 1                                               2,089          16.963095        to          16.963095               35,437
Hartford Total Return Bond HLS Fund -- Class
 IA                                                   48,314           1.623834        to           3.364164               94,413
Hartford Dividend and Growth HLS Fund --
 Class IA                                             10,781           1.439054        to           3.319584               30,013
Hartford High Yield HLS Fund -- Class IA              32,518           1.528381        to           1.528381               49,700
Hartford Money Market HLS Fund -- Class IA            93,710           1.184339        to           1.184339              110,985
Hartford Equity Income HLS Fund -- Class IA           17,253           1.245532        to           1.245532               21,489
Lord Abbett Growth and Income Portfolio --
 Class VC                                              4,103           8.965245        to           8.965245               36,783
Lord Abbett Large-Cap Core Portfolio -- Class
 VC                                                      405          10.924281        to          10.924281                4,421
MFS(R) Total Return Series -- Class INIT               1,147          13.272154        to          13.272154               15,221
Van Kampen -- UIF Emerging Markets Equity
 Portfolio -- Class I                                  2,775          17.330649        to          22.732896               60,979
Van Kampen -- UIF Emerging Markets Equity
 Portfolio -- Class II                                 1,109          16.029071        to          16.029071               17,769
Van Kampen -- UIF U.S. Mid Cap Value
 Portfolio -- Class I                                  2,726          12.126909        to          12.126909               33,059
Morgan Stanley -- Focus Growth Portfolio --
 Class X                                               2,315          27.915663        to          27.915663               64,636
Morgan Stanley -- Balanced Portfolio -- Class
 X                                                     3,255          23.533876        to          23.533876               76,595
Morgan Stanley -- Capital Opportunities
 Portfolio -- Class X                                  1,318          12.039504        to          12.039504               15,866
Morgan Stanley -- Mid Cap Growth Portfolio --
 Class X                                                 460          32.948991        to          32.948991               15,156
Morgan Stanley -- Dividend Growth Portfolio
 -- Class X                                            2,517          23.385721        to          23.385721               58,869
Morgan Stanley -- Dividend Growth Portfolio
 -- Class Y                                            6,124           9.943611        to           9.943611               60,893
Morgan Stanley -- Capital Growth Portfolio --
 Class X                                                 151          20.352765        to          20.352765                3,072
Morgan Stanley -- Money Market Portfolio --
 Class X                                               3,184          13.777083        to          13.777083               43,868
Morgan Stanley -- Money Market Portfolio --
 Class Y                                               2,091          10.769830        to          10.769830               22,521
Morgan Stanley -- Global Infrastructure
 Portfolio -- Class X                                    808          29.205091        to          29.205091               23,590
Morgan Stanley -- Equally-Weighted S&P 500
 Portfolio -- Class X                                  3,023          31.047672        to          31.047672               93,861
Morgan Stanley -- Equally-Weighted S&P 500
 Portfolio -- Class Y                                  6,183          13.642048        to          13.642048               84,346
Oppenheimer Global Securities Fund/VA --
 Class SRV                                             3,188          11.358771        to          11.358771               36,212
Putnam VT Diversified Income Fund -- Class
 IB                                                      259          19.491319        to          19.491319                5,048
Putnam VT Voyager Fund -- Class IB                       297          55.951218        to          55.951218               16,603
Van Kampen LIT Growth and Income Portfolio --
 Class I                                                 341          13.552907        to          13.552907                4,623

#  Rounded unit values

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                              BALANCED WEALTH            GLOBAL RESEARCH
                                             STRATEGY PORTFOLIO         GROWTH PORTFOLIO
                                                SUB-ACCOUNT              SUB-ACCOUNT (E)
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $363,323                    $29,269
                                                ------------              -------------
EXPENSE:
 Administrative charges                              (80,841)                      (281)
 Mortality and Expense Risk charges                 (504,522)                    (1,884)
                                                ------------              -------------
  Total Expenses                                    (585,363)                    (2,165)
                                                ------------              -------------
   Net investment income (loss)                     (222,040)                    27,104
                                                ------------              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      (830,125)                (1,311,526)
 Net realized gain on distributions                       --                         --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         9,128,069                  1,230,657
                                                ------------              -------------
  Net gain (loss) on investments                   8,297,944                    (80,869)
                                                ------------              -------------
  Net increase (decrease) in net assets
   resulting from operations                      $8,075,904                   $(53,765)
                                                ============              =============

(e)  This fund liquidated February 13, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                       INTERNATIONAL             SMALL/MID CAP         ALLIANCEBERNSTEIN VPS
                                      VALUE PORTFOLIO           VALUE PORTFOLIO           VALUE PORTFOLIO
                                        SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $983,576                   $94,407                $1,443,297
                                       -------------              ------------              ------------
EXPENSE:
 Administrative charges                     (183,703)                  (23,107)                  (91,538)
 Mortality and Expense Risk
  charges                                 (1,211,287)                 (152,349)                 (601,070)
                                       -------------              ------------              ------------
  Total Expenses                          (1,394,990)                 (175,456)                 (692,608)
                                       -------------              ------------              ------------
   Net investment income (loss)             (411,414)                  (81,049)                  750,689
                                       -------------              ------------              ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (2,162,225)                 (373,034)                 (340,340)
 Net realized gain on
  distributions                                   --                   497,969                        --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         28,950,067                 4,010,889                 8,196,651
                                       -------------              ------------              ------------
  Net gain (loss) on
   investments                            26,787,842                 4,135,824                 7,856,311
                                       -------------              ------------              ------------
  Net increase (decrease) in
   net assets resulting from
   operations                            $26,376,428                $4,054,775                $8,607,000
                                       =============              ============              ============

                                  ALLIANCEBERNSTEIN VPS         AIM V.I.            AMERICAN FUNDS
                                      INTERNATIONAL           INTERNATIONAL             GLOBAL
                                     GROWTH PORTFOLIO          GROWTH FUND           GROWTH FUND
                                       SUB-ACCOUNT           SUB-ACCOUNT (A)         SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $141,132                 $42                   $42,536
                                       ------------               -----              ------------
EXPENSE:
 Administrative charges                          --                  --                    (4,096)
 Mortality and Expense Risk
  charges                                   (51,741)                (13)                  (46,528)
                                       ------------               -----              ------------
  Total Expenses                            (51,741)                (13)                  (50,624)
                                       ------------               -----              ------------
   Net investment income (loss)              89,391                  29                    (8,088)
                                       ------------               -----              ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     (71,566)                 --                   (15,875)
 Net realized gain on
  distributions                                  --                  --                        --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         1,077,182                 386                 1,037,918
                                       ------------               -----              ------------
  Net gain (loss) on
   investments                            1,005,616                 386                 1,022,043
                                       ------------               -----              ------------
  Net increase (decrease) in
   net assets resulting from
   operations                            $1,095,007                $415                $1,013,955
                                       ============               =====              ============

(a)  Funded as of May 22, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------


                                              AMERICAN FUNDS           AMERICAN FUNDS
                                               GROWTH FUND           GROWTH-INCOME FUND
                                               SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $107,911                 $209,017
                                               ------------             ------------
EXPENSE:
 Administrative charges                             (22,234)                 (17,966)
 Mortality and Expense Risk charges                (276,078)                (217,213)
                                               ------------             ------------
  Total Expenses                                   (298,312)                (235,179)
                                               ------------             ------------
   Net investment income (loss)                    (190,401)                 (26,162)
                                               ------------             ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (494,594)                (195,335)
 Net realized gain on distributions                      --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        5,898,009                3,639,223
                                               ------------             ------------
  Net gain (loss) on investments                  5,403,415                3,443,888
                                               ------------             ------------
  Net increase (decrease) in net assets
   resulting from operations                     $5,213,014               $3,417,726
                                               ============             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                    AMERICAN FUNDS               BB&T
                                            AMERICAN FUNDS           GLOBAL SMALL               MID CAP
                                          INTERNATIONAL FUND      CAPITALIZATION FUND         GROWTH VIF
                                             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $124,119                  $4,918                    $ --
                                             ------------             -----------             -----------
EXPENSE:
 Administrative charges                           (11,760)                 (2,607)                 (2,836)
 Mortality and Expense Risk charges              (128,827)                (29,972)                (17,509)
                                             ------------             -----------             -----------
  Total Expenses                                 (140,587)                (32,579)                (20,345)
                                             ------------             -----------             -----------
   Net investment income (loss)                   (16,468)                (27,661)                (20,345)
                                             ------------             -----------             -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (177,028)               (129,463)               (591,976)
 Net realized gain on distributions                43,269                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      2,988,038                 994,070                 932,549
                                             ------------             -----------             -----------
  Net gain (loss) on investments                2,854,279                 864,607                 340,573
                                             ------------             -----------             -----------
  Net increase (decrease) in net
   assets resulting from operations            $2,837,811                $836,946                $320,228
                                             ============             ===========             ===========

                                                                                               BB&T
                                                BB&T                                         SPECIAL
                                           CAPITAL MANAGER             BB&T               OPPORTUNITIES
                                             EQUITY VIF            LARGE CAP VIF            EQUITY VIF
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $5,737                $23,883                    $ --
                                             -----------            -----------            ------------
EXPENSE:
 Administrative charges                           (1,285)                (4,780)                (21,147)
 Mortality and Expense Risk charges               (7,721)               (28,538)               (127,581)
                                             -----------            -----------            ------------
  Total Expenses                                  (9,006)               (33,318)               (148,728)
                                             -----------            -----------            ------------
   Net investment income (loss)                   (3,269)                (9,435)               (148,728)
                                             -----------            -----------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (130,061)              (188,894)               (335,875)
 Net realized gain on distributions                   --                     --                 357,068
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       261,072                570,258               3,815,126
                                             -----------            -----------            ------------
  Net gain (loss) on investments                 131,011                381,364               3,836,319
                                             -----------            -----------            ------------
  Net increase (decrease) in net
   assets resulting from operations             $127,742               $371,929              $3,687,591
                                             ===========            ===========            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                  BB&T                EVERGREEN VA
                                              TOTAL RETURN        DIVERSIFIED CAPITAL
                                                BOND VIF              BUILDER FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $283,912                $11,872
                                               -----------             ----------
EXPENSE:
 Administrative charges                            (14,226)                  (737)
 Mortality and Expense Risk charges                (88,865)                (5,278)
                                               -----------             ----------
  Total Expenses                                  (103,091)                (6,015)
                                               -----------             ----------
   Net investment income (loss)                    180,821                  5,857
                                               -----------             ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      27,483                  2,115
 Net realized gain on distributions                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         277,296                108,636
                                               -----------             ----------
  Net gain (loss) on investments                   304,779                110,751
                                               -----------             ----------
  Net increase (decrease) in net assets
   resulting from operations                      $485,600               $116,608
                                               ===========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                    EVERGREEN VA
                                             EVERGREEN VA          INTERNATIONAL         EVERGREEN VA
                                             GROWTH FUND            EQUITY FUND           OMEGA FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                           $322               $54,814               $1,316
                                             ------------            ----------            ---------
EXPENSE:
 Administrative charges                            (5,726)               (3,215)                (269)
 Mortality and Expense Risk charges               (40,988)              (22,823)              (1,865)
                                             ------------            ----------            ---------
  Total Expenses                                  (46,714)              (26,038)              (2,134)
                                             ------------            ----------            ---------
   Net investment income (loss)                   (46,392)               28,776                 (818)
                                             ------------            ----------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (381,555)              (87,357)              10,227
 Net realized gain on distributions                    --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,322,858               281,167               37,717
                                             ------------            ----------            ---------
  Net gain (loss) on investments                  941,303               193,810               47,944
                                             ------------            ----------            ---------
  Net increase (decrease) in net
   assets resulting from operations              $894,911              $222,586              $47,126
                                             ============            ==========            =========

                                             EVERGREEN VA          EVERGREEN VA           FIDELITY VIP
                                               SPECIAL              FUNDAMENTAL           EQUITY-INCOME
                                             VALUES FUND          LARGE CAP FUND            PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $46,827               $2,234               $1,015,461
                                             ------------            ---------            -------------
EXPENSE:
 Administrative charges                           (15,057)                (293)                 (99,470)
 Mortality and Expense Risk charges              (108,060)              (2,333)                (658,517)
                                             ------------            ---------            -------------
  Total Expenses                                 (123,117)              (2,626)                (757,987)
                                             ------------            ---------            -------------
   Net investment income (loss)                   (76,290)                (392)                 257,474
                                             ------------            ---------            -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (314,216)             (25,871)                (947,663)
 Net realized gain on distributions                    --                   --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      2,288,165               62,820               13,379,827
                                             ------------            ---------            -------------
  Net gain (loss) on investments                1,973,949               36,949               12,432,164
                                             ------------            ---------            -------------
  Net increase (decrease) in net
   assets resulting from operations            $1,897,659              $36,557              $12,689,638
                                             ============            =========            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                               FIDELITY VIP        FIDELITY VIP
                                                  GROWTH          CONTRAFUND(R)
                                                PORTFOLIO           PORTFOLIO
                                               SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $31,058           $3,023,384
                                               ------------       --------------
EXPENSE:
 Administrative charges                             (30,806)            (518,067)
 Mortality and Expense Risk charges                (197,704)          (3,253,167)
                                               ------------       --------------
  Total Expenses                                   (228,510)          (3,771,234)
                                               ------------       --------------
   Net investment income (loss)                    (197,452)            (747,850)
                                               ------------       --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (416,480)         (14,059,650)
 Net realized gain on distributions                  13,789               73,205
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        4,249,441           91,226,614
                                               ------------       --------------
  Net gain (loss) on investments                  3,846,750           77,240,169
                                               ------------       --------------
  Net increase (decrease) in net assets
   resulting from operations                     $3,649,298          $76,492,319
                                               ============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                        FIDELITY VIP
                                        FIDELITY VIP             FIDELITY VIP         DYNAMIC CAPITAL
                                           MID CAP             VALUE STRATEGIES         APPRECIATION
                                          PORTFOLIO               PORTFOLIO              PORTFOLIO
                                         SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $294,472                 $18,779                   $61
                                        -------------            ------------            ----------
EXPENSE:
 Administrative charges                      (128,572)                 (9,125)                   --
 Mortality and Expense Risk charges          (857,236)                (58,997)               (4,784)
                                        -------------            ------------            ----------
  Total Expenses                             (985,808)                (68,122)               (4,784)
                                        -------------            ------------            ----------
   Net investment income (loss)              (691,336)                (49,343)               (4,723)
                                        -------------            ------------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                             (2,192,463)               (165,086)               (2,013)
 Net realized gain on distributions           338,545                      --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 23,199,533               2,222,949               108,760
                                        -------------            ------------            ----------
  Net gain (loss) on investments           21,345,615               2,057,863               106,747
                                        -------------            ------------            ----------
  Net increase (decrease) in net
   assets resulting from operations       $20,654,279              $2,008,520              $102,024
                                        =============            ============            ==========

                                                                   FRANKLIN            FRANKLIN
                                             FRANKLIN           SMALL-MID CAP          SMALL CAP
                                              INCOME                GROWTH               VALUE
                                          SECURITIES FUND      SECURITIES FUND      SECURITIES FUND
                                          SUB-ACCOUNT (B)        SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $ --                   $ --                $6
                                              -------             ----------             -----
EXPENSE:
 Administrative charges                            --                 (3,222)               --
 Mortality and Expense Risk charges               (35)               (38,042)               (7)
                                              -------             ----------             -----
  Total Expenses                                  (35)               (41,264)               (7)
                                              -------             ----------             -----
   Net investment income (loss)                   (35)               (41,264)               (1)
                                              -------             ----------             -----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     --                  2,154                (1)
 Net realized gain on distributions                --                     --                15
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,000                877,033               183
                                              -------             ----------             -----
  Net gain (loss) on investments                1,000                879,187               197
                                              -------             ----------             -----
  Net increase (decrease) in net
   assets resulting from operations              $965               $837,923              $196
                                              =======             ==========             =====

(b) Funded as of August 7, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                 FRANKLIN
                                                STRATEGIC
                                                  INCOME              MUTUAL SHARES
                                             SECURITIES FUND         SECURITIES FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $575,286                $132,825
                                               ------------            ------------
EXPENSE:
 Administrative charges                             (10,316)                 (9,285)
 Mortality and Expense Risk charges                (113,235)               (114,672)
                                               ------------            ------------
  Total Expenses                                   (123,551)               (123,957)
                                               ------------            ------------
   Net investment income (loss)                     451,735                   8,868
                                               ------------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (170,630)               (256,189)
 Net realized gain on distributions                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        1,268,285               1,725,505
                                               ------------            ------------
  Net gain (loss) on investments                  1,097,655               1,469,316
                                               ------------            ------------
  Net increase (decrease) in net assets
   resulting from operations                     $1,549,390              $1,478,184
                                               ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             TEMPLETON
                                             DEVELOPING            TEMPLETON             TEMPLETON
                                              MARKETS                GROWTH             GLOBAL BOND
                                          SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (C)
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $64,580               $56,698               $304
                                             ----------            ----------              -----
EXPENSE:
 Administrative charges                          (1,858)               (2,357)                --
 Mortality and Expense Risk charges             (22,927)              (29,619)               (27)
                                             ----------            ----------              -----
  Total Expenses                                (24,785)              (31,976)               (27)
                                             ----------            ----------              -----
   Net investment income (loss)                  39,795                24,722                277
                                             ----------            ----------              -----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (7,181)              (10,724)                 1
 Net realized gain on distributions               5,547                    --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      683,125               459,402                 55
                                             ----------            ----------              -----
  Net gain (loss) on investments                681,491               448,678                 56
                                             ----------            ----------              -----
  Net increase (decrease) in net
   assets resulting from operations            $721,286              $473,400               $333
                                             ==========            ==========              =====

                                                                  HARTFORD                 HARTFORD
                                               HARTFORD             TOTAL                  CAPITAL
                                               ADVISERS          RETURN BOND             APPRECIATION
                                               HLS FUND           HLS FUND                 HLS FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $453,938         $13,844,323                $278,478
                                             ------------       -------------            ------------
EXPENSE:
 Administrative charges                           (39,979)           (705,394)                     --
 Mortality and Expense Risk charges              (263,019)         (4,480,219)               (309,651)
                                             ------------       -------------            ------------
  Total Expenses                                 (302,998)         (5,185,613)               (309,651)
                                             ------------       -------------            ------------
   Net investment income (loss)                   150,940           8,658,710                 (31,173)
                                             ------------       -------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (178,983)            233,178                  58,675
 Net realized gain on distributions                    --                  --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      5,221,457          34,707,234               8,066,813
                                             ------------       -------------            ------------
  Net gain (loss) on investments                5,042,474          34,940,412               8,125,488
                                             ------------       -------------            ------------
  Net increase (decrease) in net
   assets resulting from operations            $5,193,414         $43,599,122              $8,094,315
                                             ============       =============            ============

(c)  Formerly Templeton Global Income Securites Fund. Change effective May 1,
     2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            HARTFORD                HARTFORD
                                            DIVIDEND              FUNDAMENTAL
                                           AND GROWTH                GROWTH
                                            HLS FUND                HLS FUND
                                           SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $5,060,741               $10,507
                                          -------------            ----------
EXPENSE:
 Administrative charges                        (442,842)               (3,155)
 Mortality and Expense Risk charges          (2,778,965)              (20,437)
                                          -------------            ----------
  Total Expenses                             (3,221,807)              (23,592)
                                          -------------            ----------
   Net investment income (loss)               1,838,934               (13,085)
                                          -------------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                               (3,876,016)              (85,338)
 Net realized gain on distributions                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   49,486,964               650,810
                                          -------------            ----------
  Net gain (loss) on investments             45,610,948               565,472
                                          -------------            ----------
  Net increase (decrease) in net assets
   resulting from operations                $47,449,882              $552,387
                                          =============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                               HARTFORD
                                                GLOBAL               HARTFORD               HARTFORD
                                               ADVISERS            GLOBAL EQUITY         GLOBAL GROWTH
                                               HLS FUND              HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                           $ --               $5,796                 $36,817
                                             ------------            ---------            ------------
EXPENSE:
 Administrative charges                            (8,910)                  --                  (9,597)
 Mortality and Expense Risk charges               (60,908)              (3,678)                (62,621)
                                             ------------            ---------            ------------
  Total Expenses                                  (69,818)              (3,678)                (72,218)
                                             ------------            ---------            ------------
   Net investment income (loss)                   (69,818)               2,118                 (35,401)
                                             ------------            ---------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (119,813)               5,573                (440,107)
 Net realized gain on distributions                    --                   --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,034,267               84,179               1,865,399
                                             ------------            ---------            ------------
  Net gain (loss) on investments                  914,454               89,752               1,425,292
                                             ------------            ---------            ------------
  Net increase (decrease) in net
   assets resulting from operations              $844,636              $91,870              $1,389,891
                                             ============            =========            ============

                                          HARTFORD                                         HARTFORD
                                         DISCIPLINED               HARTFORD                 GROWTH
                                           EQUITY                   GROWTH               OPPORTUNITIES
                                          HLS FUND                 HLS FUND                HLS FUND
                                         SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT (D)
--------------------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $2,242,640                 $37,474                 $175,704
                                        -------------            ------------            -------------
EXPENSE:
 Administrative charges                      (289,652)                (16,132)                 (65,942)
 Mortality and Expense Risk charges        (1,935,894)               (107,464)                (450,640)
                                        -------------            ------------            -------------
  Total Expenses                           (2,225,546)               (123,596)                (516,582)
                                        -------------            ------------            -------------
   Net investment income (loss)                17,094                 (86,122)                (340,878)
                                        -------------            ------------            -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                             (9,746,610)               (465,498)              (3,428,190)
 Net realized gain on distributions                --                      --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 41,018,311               2,836,833               12,125,751
                                        -------------            ------------            -------------
  Net gain (loss) on investments           31,271,701               2,371,335                8,697,561
                                        -------------            ------------            -------------
  Net increase (decrease) in net
   assets resulting from operations       $31,288,795              $2,285,213               $8,356,683
                                        =============            ============            =============

(d) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            HARTFORD                 HARTFORD
                                           HIGH YIELD                 INDEX
                                            HLS FUND                 HLS FUND
                                           SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $3,156,587                $127,330
                                          -------------            ------------
EXPENSE:
 Administrative charges                         (62,462)                (12,055)
 Mortality and Expense Risk charges            (415,270)                (75,011)
                                          -------------            ------------
  Total Expenses                               (477,732)                (87,066)
                                          -------------            ------------
   Net investment income (loss)               2,678,855                  40,264
                                          -------------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  558,215                (236,750)
 Net realized gain on distributions                  --                   3,156
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    8,858,817               1,601,592
                                          -------------            ------------
  Net gain (loss) on investments              9,417,032               1,367,998
                                          -------------            ------------
  Net increase (decrease) in net assets
   resulting from operations                $12,095,887              $1,408,262
                                          =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          HARTFORD                 HARTFORD            HARTFORD
                                        INTERNATIONAL            INTERNATIONAL       INTERNATIONAL
                                           GROWTH                SMALL COMPANY       OPPORTUNITIES
                                          HLS FUND                 HLS FUND            HLS FUND
                                         SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $290,810                 $167,138            $921,625
                                        -------------            -------------       -------------
EXPENSE:
 Administrative charges                       (32,549)                 (16,564)            (92,401)
 Mortality and Expense Risk charges          (216,348)                (108,862)           (608,841)
                                        -------------            -------------       -------------
  Total Expenses                             (248,897)                (125,426)           (701,242)
                                        -------------            -------------       -------------
   Net investment income (loss)                41,913                   41,712             220,383
                                        -------------            -------------       -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                             (2,542,853)              (1,052,274)         (1,912,450)
 Net realized gain on distributions                --                       --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  6,384,478                3,409,836          14,623,382
                                        -------------            -------------       -------------
  Net gain (loss) on investments            3,841,625                2,357,562          12,710,932
                                        -------------            -------------       -------------
  Net increase (decrease) in net
   assets resulting from operations        $3,883,538               $2,399,274         $12,931,315
                                        =============            =============       =============

                                              HARTFORD
                                               MIDCAP                HARTFORD                HARTFORD
                                               GROWTH              MONEY MARKET           SMALLCAP VALUE
                                              HLS FUND               HLS FUND                HLS FUND
                                            SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $16,262                  $97,436               $10,851
                                             ----------            -------------            ----------
EXPENSE:
 Administrative charges                              --                 (290,657)                   --
 Mortality and Expense Risk charges             (37,650)              (1,880,435)              (15,745)
                                             ----------            -------------            ----------
  Total Expenses                                (37,650)              (2,171,092)              (15,745)
                                             ----------            -------------            ----------
   Net investment income (loss)                 (21,388)              (2,073,656)               (4,894)
                                             ----------            -------------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       (3)                      --                23,294
 Net realized gain on distributions                  --                       --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      981,949                       --               289,247
                                             ----------            -------------            ----------
  Net gain (loss) on investments                981,946                       --               312,541
                                             ----------            -------------            ----------
  Net increase (decrease) in net
   assets resulting from operations            $960,558              $(2,073,656)             $307,647
                                             ==========            =============            ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                 HARTFORD                HARTFORD
                                              SMALL COMPANY          SMALLCAP GROWTH
                                                 HLS FUND                HLS FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                           $2,348                 $11,722
                                               ------------            ------------
EXPENSE:
 Administrative charges                                  --                 (26,715)
 Mortality and Expense Risk charges                (262,779)               (176,966)
                                               ------------            ------------
  Total Expenses                                   (262,779)               (203,681)
                                               ------------            ------------
   Net investment income (loss)                    (260,431)               (191,959)
                                               ------------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      (65,500)               (892,850)
 Net realized gain on distributions                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        4,966,884               4,927,470
                                               ------------            ------------
  Net gain (loss) on investments                  4,901,384               4,034,620
                                               ------------            ------------
  Net increase (decrease) in net assets
   resulting from operations                     $4,640,953              $3,842,661
                                               ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                       HARTFORD
                                               HARTFORD             U.S. GOVERNMENT             HARTFORD
                                                STOCK                 SECURITIES                 VALUE
                                               HLS FUND                HLS FUND                 HLS FUND
                                             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $198,923                  $42,301                $522,502
                                             ------------            -------------            ------------
EXPENSE:
 Administrative charges                           (25,029)                (296,494)                (56,026)
 Mortality and Expense Risk charges              (169,603)              (1,964,019)               (359,273)
                                             ------------            -------------            ------------
  Total Expenses                                 (194,632)              (2,260,513)               (415,299)
                                             ------------            -------------            ------------
   Net investment income (loss)                     4,291               (2,218,212)                107,203
                                             ------------            -------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (622,048)              (1,040,377)               (377,881)
 Net realized gain on distributions                    --                       --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      4,889,611                5,779,629               6,274,623
                                             ------------            -------------            ------------
  Net gain (loss) on investments                4,267,563                4,739,252               5,896,742
                                             ------------            -------------            ------------
  Net increase (decrease) in net
   assets resulting from operations            $4,271,854               $2,521,040              $6,003,945
                                             ============            =============            ============

                                               HARTFORD                 HARTFORD
                                                 VALUE                   EQUITY            AMERICAN FUNDS
                                             OPPORTUNITIES               INCOME                 BOND
                                               HLS FUND                 HLS FUND              HLS FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (A)
--------------------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $121,124                $278,889               $111
                                             -------------            ------------              -----
EXPENSE:
 Administrative charges                            (21,798)                (18,182)                --
 Mortality and Expense Risk charges               (151,411)               (115,499)               (37)
                                             -------------            ------------              -----
  Total Expenses                                  (173,209)               (133,681)               (37)
                                             -------------            ------------              -----
   Net investment income (loss)                    (52,085)                145,208                 74
                                             -------------            ------------              -----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (1,711,502)                 21,881                 --
 Net realized gain on distributions                     --                  55,548                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       5,814,423               1,340,960                238
                                             -------------            ------------              -----
  Net gain (loss) on investments                 4,102,921               1,418,389                238
                                             -------------            ------------              -----
  Net increase (decrease) in net
   assets resulting from operations             $4,050,836              $1,563,597               $312
                                             =============            ============              =====

(a)  Funded as of May 22, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                 AMERICAN FUNDS
                                                  GLOBAL SMALL       AMERICAN FUNDS
                                                 CAPITALIZATION          GROWTH
                                                    HLS FUND            HLS FUND
                                                  SUB-ACCOUNT        SUB-ACCOUNT (A)
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                            $ --                  $19
                                                      ----                -----
EXPENSE:
 Administrative charges                                 --                   --
 Mortality and Expense Risk charges                     --                  (23)
                                                      ----                -----
  Total Expenses                                        --                  (23)
                                                      ----                -----
   Net investment income (loss)                         --                   (4)
                                                      ----                -----
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                          --                   --
 Net realized gain on distributions                     --                   31
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                              24                  709
                                                      ----                -----
  Net gain (loss) on investments                        24                  740
                                                      ----                -----
  Net increase (decrease) in net assets
   resulting from operations                           $24                 $736
                                                      ====                =====

(a)  Funded as of May 22, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          AMERICAN FUNDS        HUNTINGTON VA          HUNTINGTON VA
                                           INTERNATIONAL            INCOME               DIVIDEND
                                             HLS FUND            EQUITY FUND           CAPTURE FUND
                                          SUB-ACCOUNT (A)        SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $29                    $ --                   $ --
                                               -----              ----------            -----------
EXPENSE:
 Administrative charges                           --                  (3,390)                (6,237)
 Mortality and Expense Risk charges              (16)                (21,008)               (42,804)
                                               -----              ----------            -----------
  Total Expenses                                 (16)                (24,398)               (49,041)
                                               -----              ----------            -----------
   Net investment income (loss)                   13                 (24,398)               (49,041)
                                               -----              ----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    --                 (56,178)              (127,016)
 Net realized gain on distributions               20                      --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       466                 401,394                838,209
                                               -----              ----------            -----------
  Net gain (loss) on investments                 486                 345,216                711,193
                                               -----              ----------            -----------
  Net increase (decrease) in net
   assets resulting from operations             $499                $320,818               $662,152
                                               =====              ==========            ===========

                                                                 HUNTINGTON VA         HUNTINGTON VA
                                           HUNTINGTON VA            MID CORP                NEW
                                            GROWTH FUND           AMERICA FUND          ECONOMY FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $ --                  $ --                  $ --
                                             ----------            ----------            ----------
EXPENSE:
 Administrative charges                          (3,126)               (3,972)               (4,155)
 Mortality and Expense Risk charges             (19,161)              (24,487)              (24,873)
                                             ----------            ----------            ----------
  Total Expenses                                (22,287)              (28,459)              (29,028)
                                             ----------            ----------            ----------
   Net investment income (loss)                 (22,287)              (28,459)              (29,028)
                                             ----------            ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (11,424)              (81,785)              (80,810)
 Net realized gain on distributions                  --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      255,947               680,053               706,713
                                             ----------            ----------            ----------
  Net gain (loss) on investments                244,523               598,268               625,903
                                             ----------            ----------            ----------
  Net increase (decrease) in net
   assets resulting from operations            $222,236              $569,809              $596,875
                                             ==========            ==========            ==========

(a)  Funded as of May 22, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             HUNTINGTON VA         HUNTINGTON VA
                                                ROTATING           INTERNATIONAL
                                              MARKETS FUND          EQUITY FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                           $ --                $1,025
                                               ----------            ----------
EXPENSE:
 Administrative charges                            (1,452)                   --
 Mortality and Expense Risk charges                (9,193)              (28,790)
                                               ----------            ----------
  Total Expenses                                  (10,645)              (28,790)
                                               ----------            ----------
   Net investment income (loss)                   (10,645)              (27,765)
                                               ----------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (57,512)              (55,158)
 Net realized gain on distributions                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        263,196               640,629
                                               ----------            ----------
  Net gain (loss) on investments                  205,684               585,471
                                               ----------            ----------
  Net increase (decrease) in net assets
   resulting from operations                     $195,039              $557,706
                                               ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                  HUNTINGTON VA
                                            HUNTINGTON VA           MORTGAGE            HUNTINGTON VA
                                           MACRO 100 FUND        SECURITIES FUND          SITUS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $ --                 $ --                    $ --
                                             -----------            ---------            ------------
EXPENSE:
 Administrative charges                           (1,778)                  --                  (7,005)
 Mortality and Expense Risk charges              (10,987)             (22,772)                (46,167)
                                             -----------            ---------            ------------
  Total Expenses                                 (12,765)             (22,772)                (53,172)
                                             -----------            ---------            ------------
   Net investment income (loss)                  (12,765)             (22,772)                (53,172)
                                             -----------            ---------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (135,034)              (4,633)               (149,114)
 Net realized gain on distributions                   --                   --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       308,730               80,123               1,163,976
                                             -----------            ---------            ------------
  Net gain (loss) on investments                 173,696               75,490               1,014,862
                                             -----------            ---------            ------------
  Net increase (decrease) in net
   assets resulting from operations             $160,931              $52,718                $961,690
                                             ===========            =========            ============

                                             LORD ABBETT             LORD ABBETT             LORD ABBETT
                                              ALL VALUE            AMERICA'S VALUE          BOND-DEBENTURE
                                              PORTFOLIO               PORTFOLIO                  FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $14,492                $175,843              $2,435,537
                                             ------------            ------------            ------------
EXPENSE:
 Administrative charges                           (17,007)                (10,398)                (71,239)
 Mortality and Expense Risk charges              (107,334)                (71,990)               (473,903)
                                             ------------            ------------            ------------
  Total Expenses                                 (124,341)                (82,388)               (545,142)
                                             ------------            ------------            ------------
   Net investment income (loss)                  (109,849)                 93,455               1,890,395
                                             ------------            ------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     18,487                  (5,964)                171,716
 Net realized gain on distributions                    --                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,989,323                 977,579               7,777,525
                                             ------------            ------------            ------------
  Net gain (loss) on investments                2,007,810                 971,615               7,949,241
                                             ------------            ------------            ------------
  Net increase (decrease) in net
   assets resulting from operations            $1,897,961              $1,065,070              $9,839,636
                                             ============            ============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           LORD ABBETT
                                           GROWTH AND              LORD ABBETT
                                             INCOME               LARGE-CAP CORE
                                            PORTFOLIO               PORTFOLIO
                                           SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $953,642                 $42,146
                                          -------------            ------------
EXPENSE:
 Administrative charges                        (189,543)                (10,132)
 Mortality and Expense Risk charges          (1,161,841)                (65,529)
                                          -------------            ------------
  Total Expenses                             (1,351,384)                (75,661)
                                          -------------            ------------
   Net investment income (loss)                (397,742)                (33,515)
                                          -------------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                               (3,526,760)                 59,351
 Net realized gain on distributions                  --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   19,453,251               1,177,719
                                          -------------            ------------
  Net gain (loss) on investments             15,926,491               1,237,070
                                          -------------            ------------
  Net increase (decrease) in net assets
   resulting from operations                $15,528,749              $1,203,555
                                          =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                     MFS(R) INVESTORS
                                            MFS(R) CORE         MFS(R) GROWTH             GROWTH
                                           EQUITY SERIES            SERIES             STOCK SERIES
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $5,106                $1,378                $2,061
                                             ---------            ----------            ----------
EXPENSE:
 Administrative charges                           (459)                 (592)                 (400)
 Mortality and Expense Risk charges             (4,353)               (6,849)               (3,912)
                                             ---------            ----------            ----------
  Total Expenses                                (4,812)               (7,441)               (4,312)
                                             ---------            ----------            ----------
   Net investment income (loss)                    294                (6,063)               (2,251)
                                             ---------            ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (5,353)               (2,782)               (9,215)
 Net realized gain on distributions                 --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      91,251               148,968               100,630
                                             ---------            ----------            ----------
  Net gain (loss) on investments                85,898               146,186                91,415
                                             ---------            ----------            ----------
  Net increase (decrease) in net
   assets resulting from operations            $86,192              $140,123               $89,164
                                             =========            ==========            ==========


                                          MFS(R) INVESTORS         MFS(R) TOTAL          MFS(R) VALUE
                                            TRUST SERIES          RETURN SERIES             SERIES
                                            SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (A)
--------------------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $13,779                $301,958               $ --
                                             ----------            ------------              -----
EXPENSE:
 Administrative charges                          (1,081)                (10,536)                --
 Mortality and Expense Risk charges             (13,424)               (133,814)               (22)
                                             ----------            ------------              -----
  Total Expenses                                (14,505)               (144,350)               (22)
                                             ----------            ------------              -----
   Net investment income (loss)                    (726)                157,608                (22)
                                             ----------            ------------              -----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (9,001)               (114,324)                 1
 Net realized gain on distributions                  --                      --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      208,468               1,145,269                598
                                             ----------            ------------              -----
  Net gain (loss) on investments                199,467               1,030,945                599
                                             ----------            ------------              -----
  Net increase (decrease) in net
   assets resulting from operations            $198,741              $1,188,553               $577
                                             ==========            ============              =====

(a)  Funded as of May 22, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             VAN KAMPEN --         VAN KAMPEN --
                                            UIF EQUITY AND         UIF CORE PLUS
                                                INCOME             FIXED INCOME
                                               PORTFOLIO             PORTFOLIO
                                              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $3,480               $765,823
                                               ---------            -----------
EXPENSE:
 Administrative charges                             (156)               (12,342)
 Mortality and Expense Risk charges               (2,321)              (143,266)
                                               ---------            -----------
  Total Expenses                                  (2,477)              (155,608)
                                               ---------            -----------
   Net investment income (loss)                    1,003                610,215
                                               ---------            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      (591)               (34,515)
 Net realized gain on distributions                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        23,928                 97,258
                                               ---------            -----------
  Net gain (loss) on investments                  23,337                 62,743
                                               ---------            -----------
  Net increase (decrease) in net assets
   resulting from operations                     $24,340               $672,958
                                               =========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           VAN KAMPEN --           VAN KAMPEN --
                                            UIF EMERGING           UIF EMERGING           VAN KAMPEN --
                                            MARKETS DEBT          MARKETS EQUITY          UIF HIGH YIELD
                                             PORTFOLIO               PORTFOLIO              PORTFOLIO
                                            SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $59,637                     $ --               $71,299
                                             ----------            -------------            ----------
EXPENSE:
 Administrative charges                          (1,064)                 (38,296)               (1,191)
 Mortality and Expense Risk charges             (11,637)                (262,227)              (12,656)
                                             ----------            -------------            ----------
  Total Expenses                                (12,701)                (300,523)              (13,847)
                                             ----------            -------------            ----------
   Net investment income (loss)                  46,936                 (300,523)               57,452
                                             ----------            -------------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (22,076)                (994,948)              (70,313)
 Net realized gain on distributions                  --                       --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      156,095               11,059,208               284,156
                                             ----------            -------------            ----------
  Net gain (loss) on investments                134,019               10,064,260               213,843
                                             ----------            -------------            ----------
  Net increase (decrease) in net
   assets resulting from operations            $180,955               $9,763,737              $271,295
                                             ==========            =============            ==========

                                            VAN KAMPEN --           VAN KAMPEN --
                                             UIF MID CAP               UIF U.S.           MORGAN STANLEY --
                                                GROWTH              MID CAP VALUE            FOCUS GROWTH
                                              PORTFOLIO               PORTFOLIO               PORTFOLIO
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                           $ --                $114,874                  $6,401
                                             ------------            ------------            ------------
EXPENSE:
 Administrative charges                           (16,953)                (18,153)                 (9,801)
 Mortality and Expense Risk charges              (108,919)               (132,130)                (84,853)
                                             ------------            ------------            ------------
  Total Expenses                                 (125,872)               (150,283)                (94,654)
                                             ------------            ------------            ------------
   Net investment income (loss)                  (125,872)                (35,409)                (88,253)
                                             ------------            ------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (391,612)               (315,254)               (288,289)
 Net realized gain on distributions                    --                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      4,124,665               3,503,874               3,773,153
                                             ------------            ------------            ------------
  Net gain (loss) on investments                3,733,053               3,188,620               3,484,864
                                             ------------            ------------            ------------
  Net increase (decrease) in net
   assets resulting from operations            $3,607,181              $3,153,211              $3,396,611
                                             ============            ============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                     MORGAN STANLEY --
                                            MORGAN STANLEY --             CAPITAL
                                                 BALANCED              OPPORTUNITIES
                                                PORTFOLIO                PORTFOLIO
                                               SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $133,629                      $ --
                                               ------------            --------------
EXPENSE:
 Administrative charges                              (6,778)                   (2,912)
 Mortality and Expense Risk charges                 (58,395)                  (27,607)
                                               ------------            --------------
  Total Expenses                                    (65,173)                  (30,519)
                                               ------------            --------------
   Net investment income (loss)                      68,456                   (30,519)
                                               ------------            --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (363,704)                 (278,658)
 Net realized gain on distributions                      --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          972,782                 1,319,531
                                               ------------            --------------
  Net gain (loss) on investments                    609,078                 1,040,873
                                               ------------            --------------
  Net increase (decrease) in net assets
   resulting from operations                       $677,534                $1,010,354
                                               ============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          MORGAN STANLEY --                              MORGAN STANLEY --
                                               MID CAP            MORGAN STANLEY --           DIVIDEND
                                                GROWTH             FLEXIBLE INCOME             GROWTH
                                              PORTFOLIO               PORTFOLIO              PORTFOLIO
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $ --                $146,115                $180,263
                                              ----------             -----------            ------------
EXPENSE:
 Administrative charges                           (3,113)                 (3,221)                (13,860)
 Mortality and Expense Risk charges              (27,374)                (30,554)               (117,520)
                                              ----------             -----------            ------------
  Total Expenses                                 (30,487)                (33,775)               (131,380)
                                              ----------             -----------            ------------
   Net investment income (loss)                  (30,487)                112,340                  48,883
                                              ----------             -----------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    32,161                (229,033)               (483,588)
 Net realized gain on distributions                   --                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       953,536                 457,274               2,273,371
                                              ----------             -----------            ------------
  Net gain (loss) on investments                 985,697                 228,241               1,789,783
                                              ----------             -----------            ------------
  Net increase (decrease) in net
   assets resulting from operations             $955,210                $340,581              $1,838,666
                                              ==========             ===========            ============

                                                                   MORGAN STANLEY --
                                           MORGAN STANLEY --            CAPITAL            MORGAN STANLEY --
                                             GLOBAL EQUITY               GROWTH              MONEY MARKET
                                               PORTFOLIO               PORTFOLIO               PORTFOLIO
                                            SUB-ACCOUNT (F)           SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $31,548                   $ --                  $2,406
                                             -------------             ----------             -----------
EXPENSE:
 Administrative charges                             (1,289)                (2,253)                (19,488)
 Mortality and Expense Risk charges                (11,085)               (22,674)               (210,182)
                                             -------------             ----------             -----------
  Total Expenses                                   (12,374)               (24,927)               (229,670)
                                             -------------             ----------             -----------
   Net investment income (loss)                     19,174                (24,927)               (227,264)
                                             -------------             ----------             -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (1,055,185)               (88,721)                     --
 Net realized gain on distributions                113,767                     --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         740,516                900,177                      --
                                             -------------             ----------             -----------
  Net gain (loss) on investments                  (200,902)               811,456                      --
                                             -------------             ----------             -----------
  Net increase (decrease) in net
   assets resulting from operations              $(181,728)              $786,529               $(227,264)
                                             =============             ==========             ===========

(f)  This fund liquidated April 24, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           MORGAN STANLEY --      MORGAN STANLEY --
                                                 GLOBAL            EQUALLY-WEIGHTED
                                             INFRASTRUCTURE            S&P 500
                                               PORTFOLIO              PORTFOLIO
                                              SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $101,480                $202,058
                                               ----------            ------------
EXPENSE:
 Administrative charges                            (4,516)                (12,124)
 Mortality and Expense Risk charges               (38,990)               (122,791)
                                               ----------            ------------
  Total Expenses                                  (43,506)               (134,915)
                                               ----------            ------------
   Net investment income (loss)                    57,974                  67,143
                                               ----------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     64,885                (395,661)
 Net realized gain on distributions                    --                 347,347
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        320,868               2,975,576
                                               ----------            ------------
  Net gain (loss) on investments                  385,753               2,927,262
                                               ----------            ------------
  Net increase (decrease) in net assets
   resulting from operations                     $443,727              $2,994,405
                                               ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    VAN KAMPEN --         VAN KAMPEN --
                                      UIF SMALL             UIF GLOBAL
                                    COMPANY GROWTH          FRANCHISE            MTB LARGE CAP
                                      PORTFOLIO             PORTFOLIO           GROWTH FUND II
                                     SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT (F)
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --               $43,138                   $ --
                                      ----------            ----------            -----------
EXPENSE:
 Administrative charges                       --                  (559)                  (410)
 Mortality and Expense Risk
  charges                                 (6,882)               (9,632)                (2,498)
                                      ----------            ----------            -----------
  Total Expenses                          (6,882)              (10,191)                (2,908)
                                      ----------            ----------            -----------
   Net investment income (loss)           (6,882)               32,947                 (2,908)
                                      ----------            ----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (9,047)              (22,183)              (474,540)
 Net realized gain on
  distributions                               --                27,797                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        132,631                86,955                455,973
                                      ----------            ----------            -----------
  Net gain (loss) on
   investments                           123,584                92,569                (18,567)
                                      ----------            ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $116,702              $125,516               $(21,475)
                                      ==========            ==========            ===========

                                                                 MTB MANAGED                  MTB MANAGED
                                                                  ALLOCATION                  ALLOCATION
                                      MTB LARGE CAP            FUND -- MODERATE           FUND -- AGGRESSIVE
                                      VALUE FUND II               GROWTH II                    GROWTH II
                                     SUB-ACCOUNT (F)             SUB-ACCOUNT                SUB-ACCOUNT (F)
-------------------------------  --------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $5,458                     $ --                         $ --
                                      -------------               ----------                  -----------
EXPENSE:
 Administrative charges                        (951)                  (5,535)                          --
 Mortality and Expense Risk
  charges                                    (5,828)                 (32,378)                      (1,190)
                                      -------------               ----------                  -----------
  Total Expenses                             (6,779)                 (37,913)                      (1,190)
                                      -------------               ----------                  -----------
   Net investment income (loss)              (1,321)                 (37,913)                      (1,190)
                                      -------------               ----------                  -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (1,527,347)                 (31,182)                    (297,246)
 Net realized gain on
  distributions                                  --                   16,246                           --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         1,338,434                  665,707                      247,649
                                      -------------               ----------                  -----------
  Net gain (loss) on
   investments                             (188,913)                 650,771                      (49,597)
                                      -------------               ----------                  -----------
  Net increase (decrease) in
   net assets resulting from
   operations                             $(190,234)                $612,858                     $(50,787)
                                      =============               ==========                  ===========

(f)  This fund liquidated April 24, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                MTB MANAGED
                                                 ALLOCATION             OPPENHEIMER
                                            FUND -- CONSERVATIVE           MIDCAP
                                                 GROWTH II                FUND/VA
                                              SUB-ACCOUNT (F)           SUB-ACCOUNT
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                           $1,072                    $ --
                                                -----------              ----------
EXPENSE:
 Administrative charges                                  --                  (3,552)
 Mortality and Expense Risk charges                  (2,411)                (23,695)
                                                -----------              ----------
  Total Expenses                                     (2,411)                (27,247)
                                                -----------              ----------
   Net investment income (loss)                      (1,339)                (27,247)
                                                -----------              ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (218,966)                (96,979)
 Net realized gain on distributions                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          171,444                 581,971
                                                -----------              ----------
  Net gain (loss) on investments                    (47,522)                484,992
                                                -----------              ----------
  Net increase (decrease) in net assets
   resulting from operations                       $(48,861)               $457,745
                                                ===========              ==========

(f)  This fund liquidated April 24, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         OPPENHEIMER
                                           CAPITAL                OPPENHEIMER             OPPENHEIMER
                                        APPRECIATION           GLOBAL SECURITIES          MAIN STREET
                                           FUND/VA                  FUND/VA                FUND(R)/VA
                                         SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $2,891               $2,721,737                $120,941
                                        -------------            -------------            ------------
EXPENSE:
 Administrative charges                       (82,667)                (277,824)                (14,872)
 Mortality and Expense Risk charges          (537,252)              (1,716,675)               (110,717)
                                        -------------            -------------            ------------
  Total Expenses                             (619,919)              (1,994,499)               (125,589)
                                        -------------            -------------            ------------
   Net investment income (loss)              (617,028)                 727,238                  (4,648)
                                        -------------            -------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                             (1,178,472)              (1,848,314)               (160,056)
 Net realized gain on distributions                --                3,018,210                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 16,292,575               42,940,739               1,911,468
                                        -------------            -------------            ------------
  Net gain (loss) on investments           15,114,103               44,110,635               1,751,412
                                        -------------            -------------            ------------
  Net increase (decrease) in net
   assets resulting from operations       $14,497,075              $44,837,873              $1,746,764
                                        =============            =============            ============

                                         OPPENHEIMER
                                         MAIN STREET          PUTNAM VT               PUTNAM VT
                                          SMALL CAP          DIVERSIFIED             GLOBAL ASSET
                                         FUND(R)/VA          INCOME FUND           ALLOCATION FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $328,089          $2,168,142                $299,409
                                        -------------       -------------            ------------
EXPENSE:
 Administrative charges                      (101,135)            (67,486)                (10,489)
 Mortality and Expense Risk charges          (667,309)           (418,225)                (69,243)
                                        -------------       -------------            ------------
  Total Expenses                             (768,444)           (485,711)                (79,732)
                                        -------------       -------------            ------------
   Net investment income (loss)              (440,355)          1,682,431                 219,677
                                        -------------       -------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                             (2,073,909)            (48,794)               (243,812)
 Net realized gain on distributions                --                  --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 18,075,819          12,716,868               1,527,929
                                        -------------       -------------            ------------
  Net gain (loss) on investments           16,001,910          12,668,074               1,284,117
                                        -------------       -------------            ------------
  Net increase (decrease) in net
   assets resulting from operations       $15,561,555         $14,350,505              $1,503,794
                                        =============       =============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                       PUTNAM VT
                                                PUTNAM VT            INTERNATIONAL
                                                GROWTH AND             GROWTH AND
                                               INCOME FUND            INCOME FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $107,833                  $ --
                                               ------------            ----------
EXPENSE:
 Administrative charges                              (7,564)                   --
 Mortality and Expense Risk charges                 (48,008)              (10,838)
                                               ------------            ----------
  Total Expenses                                    (55,572)              (10,838)
                                               ------------            ----------
   Net investment income (loss)                      52,261               (10,838)
                                               ------------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (393,992)              (44,566)
 Net realized gain on distributions                      --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        1,294,769               214,377
                                               ------------            ----------
  Net gain (loss) on investments                    900,777               169,811
                                               ------------            ----------
  Net increase (decrease) in net assets
   resulting from operations                       $953,038              $158,973
                                               ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          PUTNAM VT                                       PUTNAM VT
                                        INTERNATIONAL             PUTNAM VT               SMALL CAP
                                         EQUITY FUND            INVESTORS FUND            VALUE FUND
                                         SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $ --                $300,180                $573,352
                                        -------------            ------------            ------------
EXPENSE:
 Administrative charges                       (94,226)                (52,024)                (66,169)
 Mortality and Expense Risk charges          (624,064)               (327,567)               (439,394)
                                        -------------            ------------            ------------
  Total Expenses                             (718,290)               (379,591)               (505,563)
                                        -------------            ------------            ------------
   Net investment income (loss)              (718,290)                (79,411)                 67,789
                                        -------------            ------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                             (2,421,825)               (611,346)               (583,214)
 Net realized gain on distributions                --                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 13,167,619               7,502,371               9,595,837
                                        -------------            ------------            ------------
  Net gain (loss) on investments           10,745,794               6,891,025               9,012,623
                                        -------------            ------------            ------------
  Net increase (decrease) in net
   assets resulting from operations       $10,027,504              $6,811,614              $9,080,412
                                        =============            ============            ============

                                               PUTNAM VT
                                           THE GEORGE PUTNAM          PUTNAM VT              PUTNAM VT
                                            FUND OF BOSTON            VISTA FUND            VOYAGER FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $170,653                   $ --                 $11,640
                                              -----------             ----------            ------------
EXPENSE:
 Administrative charges                            (7,485)                (1,280)                 (4,402)
 Mortality and Expense Risk charges               (47,204)                (8,598)                (29,696)
                                              -----------             ----------            ------------
  Total Expenses                                  (54,689)                (9,878)                (34,098)
                                              -----------             ----------            ------------
   Net investment income (loss)                   115,964                 (9,878)                (22,458)
                                              -----------             ----------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (161,357)               (56,107)                 17,924
 Net realized gain on distributions                    --                     --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        856,662                266,114               1,013,081
                                              -----------             ----------            ------------
  Net gain (loss) on investments                  695,305                210,007               1,031,005
                                              -----------             ----------            ------------
  Net increase (decrease) in net
   assets resulting from operations              $811,269               $200,129              $1,008,547
                                              ===========             ==========            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                 PUTNAM VT               PIONEER
                                                  EQUITY                FUND VCT
                                                INCOME FUND             PORTFOLIO
                                            SUB-ACCOUNT (G)(H)         SUB-ACCOUNT
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $190,590               $5,495
                                               -------------            ---------
EXPENSE:
 Administrative charges                               (1,136)                  --
 Mortality and Expense Risk charges                  (79,231)              (6,712)
                                               -------------            ---------
  Total Expenses                                     (80,367)              (6,712)
                                               -------------            ---------
   Net investment income (loss)                      110,223               (1,217)
                                               -------------            ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (7,175,689)              (9,538)
 Net realized gain on distributions                       --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         8,312,207               85,308
                                               -------------            ---------
  Net gain (loss) on investments                   1,136,518               75,770
                                               -------------            ---------
  Net increase (decrease) in net assets
   resulting from operations                      $1,246,741              $74,553
                                               =============            =========

(g) Effective February 13, 2009, Putnam VT New Value Fund merged with Putnam VT Equity Income Fund.

(h) Funded as of February 13, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             PIONEER OAK                                  VAN KAMPEN LIT
                                           RIDGE LARGE CAP        VAN KAMPEN LIT            GROWTH AND
                                             GROWTH VCT             ENTERPRISE                INCOME
                                              PORTFOLIO              PORTFOLIO               PORTFOLIO
                                           SUB-ACCOUNT (F)        SUB-ACCOUNT (F)           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $1,868                 $7,474               $1,143,968
                                             -----------            -----------            -------------
EXPENSE:
 Administrative charges                               --                   (248)                 (60,607)
 Mortality and Expense Risk charges               (1,388)                (2,525)                (410,484)
                                             -----------            -----------            -------------
  Total Expenses                                  (1,388)                (2,773)                (471,091)
                                             -----------            -----------            -------------
   Net investment income (loss)                      480                  4,701                  672,877
                                             -----------            -----------            -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (137,327)              (566,133)              (1,062,751)
 Net realized gain on distributions                   --                     --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       140,552                567,985                6,853,147
                                             -----------            -----------            -------------
  Net gain (loss) on investments                   3,225                  1,852                5,790,396
                                             -----------            -----------            -------------
  Net increase (decrease) in net
   assets resulting from operations               $3,705                 $6,553               $6,463,273
                                             ===========            ===========            =============

                                                                   VAN KAMPEN LIT       VAN KAMPEN LIT
                                            VAN KAMPEN LIT            CAPITAL               MID CAP
                                               COMSTOCK                GROWTH               GROWTH
                                              PORTFOLIO              PORTFOLIO             PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $2,054,089                  $ --                 $ --
                                             ------------            ----------            ---------
EXPENSE:
 Administrative charges                           (93,523)                 (227)                  --
 Mortality and Expense Risk charges              (657,865)               (3,115)              (3,371)
                                             ------------            ----------            ---------
  Total Expenses                                 (751,388)               (3,342)              (3,371)
                                             ------------            ----------            ---------
   Net investment income (loss)                 1,302,701                (3,342)              (3,371)
                                             ------------            ----------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (2,793,815)              (22,314)                 710
 Net realized gain on distributions                    --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     12,961,690               107,364               77,329
                                             ------------            ----------            ---------
  Net gain (loss) on investments               10,167,875                85,050               78,039
                                             ------------            ----------            ---------
  Net increase (decrease) in net
   assets resulting from operations           $11,470,576               $81,708              $74,668
                                             ============            ==========            =========

(f)  This fund liquidated April 24, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                  WELLS FARGO
                                            VAN KAMPEN LIT       ADVANTAGE VT
                                              GOVERNMENT         C&B LARGE CAP
                                               PORTFOLIO          VALUE FUND
                                              SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $27,441               $48
                                               ---------             -----
EXPENSE:
 Administrative charges                               --                (6)
 Mortality and Expense Risk charges               (9,318)              (42)
                                               ---------             -----
  Total Expenses                                  (9,318)              (48)
                                               ---------             -----
   Net investment income (loss)                   18,123                --
                                               ---------             -----
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      (496)               12
 Net realized gain on distributions                   --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (23,701)              722
                                               ---------             -----
  Net gain (loss) on investments                 (24,197)              734
                                               ---------             -----
  Net increase (decrease) in net assets
   resulting from operations                     $(6,074)             $734
                                               =========             =====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                 RIDGEWORTH
                                     WELLS FARGO         WELLS FARGO         WELLS FARGO       VARIABLE TRUST
                                    ADVANTAGE VT         ADVANTAGE VT       ADVANTAGE VT          LARGE CAP
                                    LARGE COMPANY           MONEY             SMALL CAP            GROWTH
                                     GROWTH FUND         MARKET FUND         GROWTH FUND         STOCK FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (F)
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $29                 $76                $ --                 $160
                                       -------              ------             -------            ---------
EXPENSE:
 Administrative charges                    (15)               (142)                (12)                  (7)
 Mortality and Expense Risk
  charges                                 (126)               (814)               (103)                 (61)
                                       -------              ------             -------            ---------
  Total Expenses                          (141)               (956)               (115)                 (68)
                                       -------              ------             -------            ---------
   Net investment income (loss)           (112)               (880)               (115)                  92
                                       -------              ------             -------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (179)                 --                (125)             (14,965)
 Net realized gain on
  distributions                             --                  --                  --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        2,900                  --               2,854               13,505
                                       -------              ------             -------            ---------
  Net gain (loss) on
   investments                           2,721                  --               2,729               (1,460)
                                       -------              ------             -------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $2,609               $(880)             $2,614              $(1,368)
                                       =======              ======             =======            =========

                                     RIDGEWORTH                                  RIDGEWORTH
                                   VARIABLE TRUST         RIDGEWORTH           VARIABLE TRUST
                                      LARGE CAP         VARIABLE TRUST            LARGE CAP
                                        CORE             MID-CAP CORE               VALUE
                                     EQUITY FUND          EQUITY FUND            EQUITY FUND
                                   SUB-ACCOUNT (F)      SUB-ACCOUNT (F)        SUB-ACCOUNT (F)
-------------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $782                 $478                  $18,515
                                      ---------            ---------            -------------
EXPENSE:
 Administrative charges                     (49)                 (27)                    (884)
 Mortality and Expense Risk
  charges                                  (359)                (211)                  (6,024)
                                      ---------            ---------            -------------
  Total Expenses                           (408)                (238)                  (6,908)
                                      ---------            ---------            -------------
   Net investment income (loss)             374                  240                   11,607
                                      ---------            ---------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (76,413)             (51,558)              (1,006,832)
 Net realized gain on
  distributions                              --                   --                       --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        71,356               49,697                  874,072
                                      ---------            ---------            -------------
  Net gain (loss) on
   investments                           (5,057)              (1,861)                (132,760)
                                      ---------            ---------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(4,683)             $(1,621)               $(121,153)
                                      =========            =========            =============

(f)  This fund liquidated April 24, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                               BALANCED WEALTH            GLOBAL RESEARCH
                                             STRATEGY PORTFOLIO          GROWTH PORTFOLIO
                                                 SUB-ACCOUNT              SUB-ACCOUNT (E)
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(222,040)                   $27,104
 Net realized gain (loss) on security
  transactions                                       (830,125)                (1,311,526)
 Net realized gain on distributions                        --                         --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          9,128,069                  1,230,657
                                                -------------              -------------
 Net increase (decrease) in net assets
  resulting from operations                         8,075,904                    (53,765)
                                                -------------              -------------
UNIT TRANSACTIONS:
 Purchases                                            147,856                        544
 Net transfers                                        711,588                 (1,120,458)
 Surrenders for benefit payments and
  fees                                             (3,152,132)                   (39,734)
 Net annuity transactions                                (348)                        --
                                                -------------              -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (2,293,036)                (1,159,648)
                                                -------------              -------------
 Net increase (decrease) in net assets              5,782,868                 (1,213,413)
NET ASSETS:
 Beginning of year                                 39,959,437                  1,213,413
                                                -------------              -------------
 End of year                                      $45,742,305                       $ --
                                                =============              =============

(e)  This fund liquidated February 13, 2009.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                      INTERNATIONAL              SMALL/MID CAP          ALLIANCEBERNSTEIN VPS
                                     VALUE PORTFOLIO            VALUE PORTFOLIO            VALUE PORTFOLIO
                                       SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(411,414)                 $(81,049)                  $750,689
 Net realized gain (loss) on
  security transactions                   (2,162,225)                 (373,034)                  (340,340)
 Net realized gain on
  distributions                                   --                   497,969                         --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         28,950,067                 4,010,889                  8,196,651
                                      --------------             -------------              -------------
 Net increase (decrease) in net
  assets resulting from
  operations                              26,376,428                 4,054,775                  8,607,000
                                      --------------             -------------              -------------
UNIT TRANSACTIONS:
 Purchases                                   445,028                    81,885                    193,552
 Net transfers                            (4,338,266)                   33,754                    531,993
 Surrenders for benefit
  payments and fees                       (6,532,890)                 (652,945)                (3,364,110)
 Net annuity transactions                         --                        --                         --
                                      --------------             -------------              -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (10,426,128)                 (537,306)                (2,638,565)
                                      --------------             -------------              -------------
 Net increase (decrease) in net
  assets                                  15,950,300                 3,517,469                  5,968,435
NET ASSETS:
 Beginning of year                        85,576,524                10,613,748                 44,596,552
                                      --------------             -------------              -------------
 End of year                            $101,526,824               $14,131,217                $50,564,987
                                      ==============             =============              =============

                                  ALLIANCEBERNSTEIN VPS         AIM V.I.            AMERICAN FUNDS
                                      INTERNATIONAL           INTERNATIONAL             GLOBAL
                                     GROWTH PORTFOLIO          GROWTH FUND           GROWTH FUND
                                       SUB-ACCOUNT           SUB-ACCOUNT (A)         SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $89,391                  $29                  $(8,088)
 Net realized gain (loss) on
  security transactions                     (71,566)                  --                  (15,875)
 Net realized gain on
  distributions                                  --                   --                       --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         1,077,182                  386                1,037,918
                                       ------------              -------             ------------
 Net increase (decrease) in net
  assets resulting from
  operations                              1,095,007                  415                1,013,955
                                       ------------              -------             ------------
UNIT TRANSACTIONS:
 Purchases                                   22,110                   --                   25,080
 Net transfers                            1,717,233                3,039                  233,644
 Surrenders for benefit
  payments and fees                        (143,100)                  --                 (204,595)
 Net annuity transactions                        --                   --                       --
                                       ------------              -------             ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                            1,596,243                3,039                   54,129
                                       ------------              -------             ------------
 Net increase (decrease) in net
  assets                                  2,691,250                3,454                1,068,084
NET ASSETS:
 Beginning of year                        2,481,200                   --                2,443,542
                                       ------------              -------             ------------
 End of year                             $5,172,450               $3,454               $3,511,626
                                       ============              =======             ============

(a)  Funded as of May 22, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------


                                              AMERICAN FUNDS           AMERICAN FUNDS
                                                GROWTH FUND          GROWTH-INCOME FUND
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(190,401)                $(26,162)
 Net realized gain (loss) on security
  transactions                                      (494,594)                (195,335)
 Net realized gain on distributions                       --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         5,898,009                3,639,223
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                        5,213,014                3,417,726
                                               -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                           174,217                   20,133
 Net transfers                                      (489,474)                 (11,649)
 Surrenders for benefit payments and
  fees                                            (1,316,090)                (920,469)
 Net annuity transactions                                 --                   (1,631)
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (1,631,347)                (913,616)
                                               -------------            -------------
 Net increase (decrease) in net assets             3,581,667                2,504,110
NET ASSETS:
 Beginning of year                                15,469,171               12,449,136
                                               -------------            -------------
 End of year                                     $19,050,838              $14,953,246
                                               =============            =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                    AMERICAN FUNDS               BB&T
                                            AMERICAN FUNDS           GLOBAL SMALL              MID CAP
                                          INTERNATIONAL FUND     CAPITALIZATION FUND          GROWTH VIF
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(16,468)               $(27,661)               $(20,345)
 Net realized gain (loss) on security
  transactions                                   (177,028)               (129,463)               (591,976)
 Net realized gain on distributions                43,269                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      2,988,038                 994,070                 932,549
                                             ------------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                     2,837,811                 836,946                 320,228
                                             ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                         17,185                  20,301                   1,100
 Net transfers                                    (78,265)                (58,135)               (652,673)
 Surrenders for benefit payments and
  fees                                           (791,671)               (242,292)               (101,424)
 Net annuity transactions                          (1,260)                 (4,993)                   (600)
                                             ------------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (854,011)               (285,119)               (753,597)
                                             ------------            ------------            ------------
 Net increase (decrease) in net assets          1,983,800                 551,827                (433,369)
NET ASSETS:
 Beginning of year                              7,477,152               1,630,828               1,539,416
                                             ------------            ------------            ------------
 End of year                                   $9,460,952              $2,182,655              $1,106,047
                                             ============            ============            ============

                                                                                           BB&T
                                                BB&T                                      SPECIAL
                                           CAPITAL MANAGER              BB&T           OPPORTUNITIES
                                             EQUITY VIF            LARGE CAP VIF        EQUITY VIF
                                             SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(3,269)                $(9,435)          $(148,728)
 Net realized gain (loss) on security
  transactions                                  (130,061)               (188,894)           (335,875)
 Net realized gain on distributions                   --                      --             357,068
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       261,072                 570,258           3,815,126
                                             -----------            ------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                      127,742                 371,929           3,687,591
                                             -----------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                         3,300                   3,083              55,294
 Net transfers                                   (80,545)               (202,363)            404,566
 Surrenders for benefit payments and
  fees                                           (46,242)               (158,726)           (704,369)
 Net annuity transactions                             --                      --                  --
                                             -----------            ------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (123,487)               (358,006)           (244,509)
                                             -----------            ------------       -------------
 Net increase (decrease) in net assets             4,255                  13,923           3,443,082
NET ASSETS:
 Beginning of year                               717,655               2,565,121           9,328,287
                                             -----------            ------------       -------------
 End of year                                    $721,910              $2,579,044         $12,771,369
                                             ===========            ============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   BB&T                EVERGREEN VA
                                               TOTAL RETURN        DIVERSIFIED CAPITAL
                                                 BOND VIF              BUILDER FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $180,821                 $5,857
 Net realized gain (loss) on security
  transactions                                       27,483                  2,115
 Net realized gain on distributions                      --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          277,296                108,636
                                               ------------             ----------
 Net increase (decrease) in net assets
  resulting from operations                         485,600                116,608
                                               ------------             ----------
UNIT TRANSACTIONS:
 Purchases                                           20,780                     --
 Net transfers                                      640,724                 (1,650)
 Surrenders for benefit payments and
  fees                                             (400,817)               (10,898)
 Net annuity transactions                                --                     --
                                               ------------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                  260,687                (12,548)
                                               ------------             ----------
 Net increase (decrease) in net assets              746,287                104,060
NET ASSETS:
 Beginning of year                                6,553,279                310,249
                                               ------------             ----------
 End of year                                     $7,299,566               $414,309
                                               ============             ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                     EVERGREEN VA
                                             EVERGREEN VA           INTERNATIONAL           EVERGREEN VA
                                             GROWTH FUND             EQUITY FUND             OMEGA FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(46,392)                $28,776                 $(818)
 Net realized gain (loss) on security
  transactions                                   (381,555)                (87,357)               10,227
 Net realized gain on distributions                    --                      --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,322,858                 281,167                37,717
                                             ------------            ------------            ----------
 Net increase (decrease) in net assets
  resulting from operations                       894,911                 222,586                47,126
                                             ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                          2,901                  16,935                    --
 Net transfers                                   (327,057)               (172,563)              112,778
 Surrenders for benefit payments and
  fees                                           (207,648)                (96,314)               (8,592)
 Net annuity transactions                              --                      --                    --
                                             ------------            ------------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (531,804)               (251,942)              104,186
                                             ------------            ------------            ----------
 Net increase (decrease) in net assets            363,107                 (29,356)              151,312
NET ASSETS:
 Beginning of year                              2,804,386               1,675,129                88,021
                                             ------------            ------------            ----------
 End of year                                   $3,167,493              $1,645,773              $239,333
                                             ============            ============            ==========

                                             EVERGREEN VA           EVERGREEN VA           FIDELITY VIP
                                               SPECIAL              FUNDAMENTAL            EQUITY-INCOME
                                             VALUES FUND           LARGE CAP FUND            PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(76,290)                $(392)                $257,474
 Net realized gain (loss) on security
  transactions                                   (314,216)              (25,871)                (947,663)
 Net realized gain on distributions                    --                    --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      2,288,165                62,820               13,379,827
                                             ------------            ----------            -------------
 Net increase (decrease) in net assets
  resulting from operations                     1,897,659                36,557               12,689,638
                                             ------------            ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                         45,931                    --                  331,832
 Net transfers                                    (41,666)               55,779                 (775,507)
 Surrenders for benefit payments and
  fees                                           (508,111)              (11,032)              (3,515,415)
 Net annuity transactions                              --                    --                       --
                                             ------------            ----------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (503,846)               44,747               (3,959,090)
                                             ------------            ----------            -------------
 Net increase (decrease) in net assets          1,393,813                81,304                8,730,548
NET ASSETS:
 Beginning of year                              7,152,393               123,723               47,167,218
                                             ------------            ----------            -------------
 End of year                                   $8,546,206              $205,027              $55,897,766
                                             ============            ==========            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                          FIDELITY VIP         FIDELITY VIP
                                             GROWTH           CONTRAFUND(R)
                                            PORTFOLIO           PORTFOLIO
                                           SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(197,452)           $(747,850)
 Net realized gain (loss) on security
  transactions                                 (416,480)         (14,059,650)
 Net realized gain on distributions              13,789               73,205
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    4,249,441           91,226,614
                                          -------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                   3,649,298           76,492,319
                                          -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                       80,885            1,479,485
 Net transfers                                  342,344           (8,412,038)
 Surrenders for benefit payments and
  fees                                         (864,582)         (17,400,220)
 Net annuity transactions                            --                 (808)
                                          -------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (441,353)         (24,333,581)
                                          -------------       --------------
 Net increase (decrease) in net assets        3,207,945           52,158,738
NET ASSETS:
 Beginning of year                           14,600,550          247,083,367
                                          -------------       --------------
 End of year                                $17,808,495         $299,242,105
                                          =============       ==============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                        FIDELITY VIP
                                        FIDELITY VIP             FIDELITY VIP         DYNAMIC CAPITAL
                                           MID CAP             VALUE STRATEGIES         APPRECIATION
                                          PORTFOLIO               PORTFOLIO              PORTFOLIO
                                         SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(691,336)               $(49,343)              $(4,723)
 Net realized gain (loss) on security
  transactions                             (2,192,463)               (165,086)               (2,013)
 Net realized gain on distributions           338,545                      --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 23,199,533               2,222,949               108,760
                                        -------------            ------------            ----------
 Net increase (decrease) in net assets
  resulting from operations                20,654,279               2,008,520               102,024
                                        -------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                    516,481                  41,473                   900
 Net transfers                             (1,044,337)              1,264,377               108,710
 Surrenders for benefit payments and
  fees                                     (4,165,931)               (279,522)               (7,302)
 Net annuity transactions                        (732)                     --                    --
                                        -------------            ------------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions         (4,694,519)              1,026,328               102,308
                                        -------------            ------------            ----------
 Net increase (decrease) in net assets     15,959,760               3,034,848               204,332
NET ASSETS:
 Beginning of year                         58,451,556               3,427,118               230,653
                                        -------------            ------------            ----------
 End of year                              $74,411,316              $6,461,966              $434,985
                                        =============            ============            ==========

                                                                    FRANKLIN             FRANKLIN
                                             FRANKLIN            SMALL-MID CAP           SMALL CAP
                                              INCOME                 GROWTH                VALUE
                                          SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                          SUB-ACCOUNT (B)         SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(35)               $(41,264)               $(1)
 Net realized gain (loss) on security
  transactions                                      --                   2,154                 (1)
 Net realized gain on distributions                 --                      --                 15
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       1,000                 877,033                183
                                             ---------            ------------            -------
 Net increase (decrease) in net assets
  resulting from operations                        965                 837,923                196
                                             ---------            ------------            -------
UNIT TRANSACTIONS:
 Purchases                                          --                   1,860                 --
 Net transfers                                  14,767                 130,277              1,488
 Surrenders for benefit payments and
  fees                                              --                (187,840)                (1)
 Net annuity transactions                           --                      --                 --
                                             ---------            ------------            -------
 Net increase (decrease) in net assets
  resulting from unit transactions              14,767                 (55,703)             1,487
                                             ---------            ------------            -------
 Net increase (decrease) in net assets          15,732                 782,220              1,683
NET ASSETS:
 Beginning of year                                  --               2,018,031                 51
                                             ---------            ------------            -------
 End of year                                   $15,732              $2,800,251             $1,734
                                             =========            ============            =======

(b) Funded as of August 7, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                 FRANKLIN
                                                STRATEGIC
                                                  INCOME              MUTUAL SHARES
                                             SECURITIES FUND         SECURITIES FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $451,735                  $8,868
 Net realized gain (loss) on security
  transactions                                     (170,630)               (256,189)
 Net realized gain on distributions                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        1,268,285               1,725,505
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                       1,549,390               1,478,184
                                               ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                          147,552                  88,681
 Net transfers                                       44,358                (530,324)
 Surrenders for benefit payments and
  fees                                             (775,925)               (532,578)
 Net annuity transactions                            28,698                      --
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (555,317)               (974,221)
                                               ------------            ------------
 Net increase (decrease) in net assets              994,073                 503,963
NET ASSETS:
 Beginning of year                                7,279,697               7,185,428
                                               ------------            ------------
 End of year                                     $8,273,770              $7,689,391
                                               ============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              TEMPLETON
                                              DEVELOPING              TEMPLETON              TEMPLETON
                                               MARKETS                  GROWTH              GLOBAL BOND
                                           SECURITIES FUND         SECURITIES FUND        SECURITIES FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (C)
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $39,795                 $24,722                $277
 Net realized gain (loss) on security
  transactions                                     (7,181)                (10,724)                  1
 Net realized gain on distributions                 5,547                      --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        683,125                 459,402                  55
                                             ------------            ------------             -------
 Net increase (decrease) in net assets
  resulting from operations                       721,286                 473,400                 333
                                             ------------            ------------             -------
UNIT TRANSACTIONS:
 Purchases                                         22,245                  21,876                  --
 Net transfers                                     46,426                 (23,283)                 --
 Surrenders for benefit payments and
  fees                                           (208,559)                (97,072)                (27)
 Net annuity transactions                              --                      --                  --
                                             ------------            ------------             -------
 Net increase (decrease) in net assets
  resulting from unit transactions               (139,888)                (98,479)                (27)
                                             ------------            ------------             -------
 Net increase (decrease) in net assets            581,398                 374,921                 306
NET ASSETS:
 Beginning of year                              1,130,790               1,704,438               1,969
                                             ------------            ------------             -------
 End of year                                   $1,712,188              $2,079,359              $2,275
                                             ============            ============             =======

                                                               HARTFORD            HARTFORD
                                          HARTFORD              TOTAL               CAPITAL
                                          ADVISERS           RETURN BOND         APPRECIATION
                                          HLS FUND             HLS FUND            HLS FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $150,940           $8,658,710            $(31,173)
 Net realized gain (loss) on security
  transactions                               (178,983)             233,178              58,675
 Net realized gain on distributions                --                   --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  5,221,457           34,707,234           8,066,813
                                        -------------       --------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                 5,193,414           43,599,122           8,094,315
                                        -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                    145,075            1,557,241             333,009
 Net transfers                                239,317           14,050,983          24,739,632
 Surrenders for benefit payments and
  fees                                     (1,297,140)         (27,100,878)         (1,412,883)
 Net annuity transactions                          --               (6,369)                 --
                                        -------------       --------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (912,748)         (11,499,023)         23,659,758
                                        -------------       --------------       -------------
 Net increase (decrease) in net assets      4,280,666           32,100,099          31,754,073
NET ASSETS:
 Beginning of year                         18,276,563          345,954,780           4,135,328
                                        -------------       --------------       -------------
 End of year                              $22,557,229         $378,054,879         $35,889,401
                                        =============       ==============       =============

(c)  Formerly Templeton Global Income Securites Fund. Change effective May 1,
     2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             HARTFORD                 HARTFORD
                                             DIVIDEND               FUNDAMENTAL
                                            AND GROWTH                 GROWTH
                                             HLS FUND                 HLS FUND
                                           SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $1,838,934                $(13,085)
 Net realized gain (loss) on security
  transactions                                (3,876,016)                (85,338)
 Net realized gain on distributions                   --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    49,486,964                 650,810
                                          --------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                   47,449,882                 552,387
                                          --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                     1,452,036                  18,466
 Net transfers                                  (381,229)                231,412
 Surrenders for benefit payments and
  fees                                       (14,650,729)                (87,317)
 Net annuity transactions                            (76)                     --
                                          --------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (13,579,998)                162,561
                                          --------------            ------------
 Net increase (decrease) in net assets        33,869,884                 714,948
NET ASSETS:
 Beginning of year                           218,210,907               1,391,674
                                          --------------            ------------
 End of year                                $252,080,791              $2,106,622
                                          ==============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                               HARTFORD
                                                GLOBAL                HARTFORD               HARTFORD
                                               ADVISERS            GLOBAL EQUITY          GLOBAL GROWTH
                                               HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(69,818)               $2,118                $(35,401)
 Net realized gain (loss) on security
  transactions                                   (119,813)                5,573                (440,107)
 Net realized gain on distributions                    --                    --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,034,267                84,179               1,865,399
                                             ------------            ----------            ------------
 Net increase (decrease) in net assets
  resulting from operations                       844,636                91,870               1,389,891
                                             ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                         15,329                11,500                  24,899
 Net transfers                                    355,679               512,914                  56,468
 Surrenders for benefit payments and
  fees                                           (284,557)              (15,924)               (275,949)
 Net annuity transactions                              --                    --                      --
                                             ------------            ----------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 86,451               508,490                (194,582)
                                             ------------            ----------            ------------
 Net increase (decrease) in net assets            931,087               600,360               1,195,309
NET ASSETS:
 Beginning of year                              4,161,886                61,758               4,527,846
                                             ------------            ----------            ------------
 End of year                                   $5,092,973              $662,118              $5,723,155
                                             ============            ==========            ============

                                           HARTFORD                                         HARTFORD
                                         DISCIPLINED                HARTFORD                 GROWTH
                                            EQUITY                   GROWTH               OPPORTUNITIES
                                           HLS FUND                 HLS FUND                HLS FUND
                                         SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT (D)
--------------------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $17,094                $(86,122)               $(340,878)
 Net realized gain (loss) on security
  transactions                              (9,746,610)               (465,498)              (3,428,190)
 Net realized gain on distributions                 --                      --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  41,018,311               2,836,833               12,125,751
                                        --------------            ------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                 31,288,795               2,285,213                8,356,683
                                        --------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                     541,781                  50,880                  288,149
 Net transfers                              (4,467,820)               (559,176)              (2,113,547)
 Surrenders for benefit payments and
  fees                                     (11,264,151)               (393,524)              (2,211,304)
 Net annuity transactions                           --                      --                       --
                                        --------------            ------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (15,190,190)               (901,820)              (4,036,702)
                                        --------------            ------------            -------------
 Net increase (decrease) in net assets      16,098,605               1,383,393                4,319,981
NET ASSETS:
 Beginning of year                         145,127,713               7,628,688               34,107,704
                                        --------------            ------------            -------------
 End of year                              $161,226,318              $9,012,081              $38,427,685
                                        ==============            ============            =============

(d) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            HARTFORD                 HARTFORD
                                           HIGH YIELD                 INDEX
                                            HLS FUND                 HLS FUND
                                           SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $2,678,855                 $40,264
 Net realized gain (loss) on security
  transactions                                  558,215                (236,750)
 Net realized gain on distributions                  --                   3,156
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    8,858,817               1,601,592
                                          -------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                  12,095,887               1,408,262
                                          -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                      132,708                 138,171
 Net transfers                               10,371,175                 432,888
 Surrenders for benefit payments and
  fees                                       (2,689,704)               (375,009)
 Net annuity transactions                        (3,159)                     --
                                          -------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions            7,811,020                 196,050
                                          -------------            ------------
 Net increase (decrease) in net assets       19,906,907               1,604,312
NET ASSETS:
 Beginning of year                           20,133,967               5,499,234
                                          -------------            ------------
 End of year                                $40,040,874              $7,103,546
                                          =============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          HARTFORD                 HARTFORD            HARTFORD
                                        INTERNATIONAL            INTERNATIONAL       INTERNATIONAL
                                           GROWTH                SMALL COMPANY       OPPORTUNITIES
                                          HLS FUND                 HLS FUND            HLS FUND
                                         SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $41,913                  $41,712            $220,383
 Net realized gain (loss) on security
  transactions                             (2,542,853)              (1,052,274)         (1,912,450)
 Net realized gain on distributions                --                       --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  6,384,478                3,409,836          14,623,382
                                        -------------            -------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                 3,883,538                2,399,274          12,931,315
                                        -------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                    154,367                  113,228             295,569
 Net transfers                             (1,601,750)               1,469,298          (1,911,232)
 Surrenders for benefit payments and
  fees                                       (901,164)                (565,948)         (3,395,553)
 Net annuity transactions                          --                       --                  --
                                        -------------            -------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (2,348,547)               1,016,578          (5,011,216)
                                        -------------            -------------       -------------
 Net increase (decrease) in net assets      1,534,991                3,415,852           7,920,099
NET ASSETS:
 Beginning of year                         16,831,881                7,936,358          45,209,626
                                        -------------            -------------       -------------
 End of year                              $18,366,872              $11,352,210         $53,129,725
                                        =============            =============       =============

                                               HARTFORD
                                                MIDCAP             HARTFORD                 HARTFORD
                                                GROWTH           MONEY MARKET            SMALLCAP VALUE
                                               HLS FUND            HLS FUND                 HLS FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(21,388)         $(2,073,656)                $(4,894)
 Net realized gain (loss) on security
  transactions                                         (3)                  --                  23,294
 Net realized gain on distributions                    --                   --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        981,949                   --                 289,247
                                             ------------       --------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                       960,558           (2,073,656)                307,647
                                             ------------       --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                         60,449            1,276,429                   4,021
 Net transfers                                  4,908,664          (37,285,346)                486,937
 Surrenders for benefit payments and
  fees                                           (304,490)         (29,093,370)                (73,908)
 Net annuity transactions                              --              (16,962)                     --
                                             ------------       --------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              4,664,623          (65,119,249)                417,050
                                             ------------       --------------            ------------
 Net increase (decrease) in net assets          5,625,181          (67,192,905)                724,697
NET ASSETS:
 Beginning of year                                534,332          176,082,721                 714,158
                                             ------------       --------------            ------------
 End of year                                   $6,159,513         $108,889,816              $1,438,855
                                             ============       ==============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                 HARTFORD                 HARTFORD
                                               SMALL COMPANY           SMALLCAP GROWTH
                                                 HLS FUND                 HLS FUND
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(260,431)               $(191,959)
 Net realized gain (loss) on security
  transactions                                       (65,500)                (892,850)
 Net realized gain on distributions                       --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         4,966,884                4,927,470
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                        4,640,953                3,842,661
                                               -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                            93,059                  187,575
 Net transfers                                       160,378                1,929,752
 Surrenders for benefit payments and
  fees                                              (943,446)                (942,501)
 Net annuity transactions                                 --                       --
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                  (690,009)               1,174,826
                                               -------------            -------------
 Net increase (decrease) in net assets             3,950,944                5,017,487
NET ASSETS:
 Beginning of year                                16,938,473               12,394,334
                                               -------------            -------------
 End of year                                     $20,889,417              $17,411,821
                                               =============            =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                    HARTFORD
                                          HARTFORD              U.S. GOVERNMENT         HARTFORD
                                            STOCK                  SECURITIES             VALUE
                                          HLS FUND                  HLS FUND            HLS FUND
                                         SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $4,291               $(2,218,212)           $107,203
 Net realized gain (loss) on security
  transactions                               (622,048)               (1,040,377)           (377,881)
 Net realized gain on distributions                --                        --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  4,889,611                 5,779,629           6,274,623
                                        -------------            --------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                 4,271,854                 2,521,040           6,003,945
                                        -------------            --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                     65,541                   597,083             141,846
 Net transfers                               (459,543)                3,856,284            (212,146)
 Surrenders for benefit payments and
  fees                                       (735,338)              (11,837,742)         (2,062,033)
 Net annuity transactions                          --                        --                  --
                                        -------------            --------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (1,129,340)               (7,384,375)         (2,132,333)
                                        -------------            --------------       -------------
 Net increase (decrease) in net assets      3,142,514                (4,863,335)          3,871,612
NET ASSETS:
 Beginning of year                         11,598,688               156,282,702          27,321,664
                                        -------------            --------------       -------------
 End of year                              $14,741,202              $151,419,367         $31,193,276
                                        =============            ==============       =============

                                          HARTFORD            HARTFORD
                                            VALUE              EQUITY             AMERICAN FUNDS
                                        OPPORTUNITIES          INCOME                  BOND
                                          HLS FUND            HLS FUND               HLS FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT (A)
--------------------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(52,085)           $145,208                 $74
 Net realized gain (loss) on security
  transactions                             (1,711,502)             21,881                  --
 Net realized gain on distributions                --              55,548                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  5,814,423           1,340,960                 238
                                        -------------       -------------             -------
 Net increase (decrease) in net assets
  resulting from operations                 4,050,836           1,563,597                 312
                                        -------------       -------------             -------
UNIT TRANSACTIONS:
 Purchases                                     78,455              47,924                  --
 Net transfers                             (1,054,807)          1,236,433               9,487
 Surrenders for benefit payments and
  fees                                       (639,211)           (563,865)                 --
 Net annuity transactions                          --              (1,331)                 --
                                        -------------       -------------             -------
 Net increase (decrease) in net assets
  resulting from unit transactions         (1,615,563)            719,161               9,487
                                        -------------       -------------             -------
 Net increase (decrease) in net assets      2,435,273           2,282,758               9,799
NET ASSETS:
 Beginning of year                         10,539,856           8,535,242                  --
                                        -------------       -------------             -------
 End of year                              $12,975,129         $10,818,000              $9,799
                                        =============       =============             =======

(a)  Funded as of May 22, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            AMERICAN FUNDS
                                             GLOBAL SMALL       AMERICAN FUNDS
                                            CAPITALIZATION          GROWTH
                                               HLS FUND            HLS FUND
                                             SUB-ACCOUNT        SUB-ACCOUNT (A)
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $ --                   $(4)
 Net realized gain (loss) on security
  transactions                                     --                    --
 Net realized gain on distributions                --                    31
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         24                   709
                                                 ----               -------
 Net increase (decrease) in net assets
  resulting from operations                        24                   736
                                                 ----               -------
UNIT TRANSACTIONS:
 Purchases                                         --                    --
 Net transfers                                     --                 5,274
 Surrenders for benefit payments and
  fees                                             (2)                   --
 Net annuity transactions                          --                    --
                                                 ----               -------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (2)                5,274
                                                 ----               -------
 Net increase (decrease) in net assets             22                 6,010
NET ASSETS:
 Beginning of year                                 39                    --
                                                 ----               -------
 End of year                                      $61                $6,010
                                                 ====               =======

(a)  Funded as of May 22, 2009.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          AMERICAN FUNDS         HUNTINGTON VA           HUNTINGTON VA
                                           INTERNATIONAL             INCOME                 DIVIDEND
                                             HLS FUND             EQUITY FUND             CAPTURE FUND
                                          SUB-ACCOUNT (A)         SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $13                 $(24,398)               $(49,041)
 Net realized gain (loss) on security
  transactions                                     --                  (56,178)               (127,016)
 Net realized gain on distributions                20                       --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        466                  401,394                 838,209
                                              -------             ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                       499                  320,818                 662,152
                                              -------             ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                         --                    3,706                  20,452
 Net transfers                                  3,696                   (2,943)               (186,681)
 Surrenders for benefit payments and
  fees                                             --                 (144,703)               (218,789)
 Net annuity transactions                          --                       --                      --
                                              -------             ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              3,696                 (143,940)               (385,018)
                                              -------             ------------            ------------
 Net increase (decrease) in net assets          4,195                  176,878                 277,134
NET ASSETS:
 Beginning of year                                 --                1,766,216               3,259,703
                                              -------             ------------            ------------
 End of year                                   $4,195               $1,943,094              $3,536,837
                                              =======             ============            ============

                                                                    HUNTINGTON VA           HUNTINGTON VA
                                            HUNTINGTON VA              MID CORP                  NEW
                                             GROWTH FUND             AMERICA FUND            ECONOMY FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(22,287)               $(28,459)               $(29,028)
 Net realized gain (loss) on security
  transactions                                    (11,424)                (81,785)                (80,810)
 Net realized gain on distributions                    --                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        255,947                 680,053                 706,713
                                             ------------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                       222,236                 569,809                 596,875
                                             ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                          3,719                  15,846                  15,694
 Net transfers                                     75,910                (192,148)                (87,389)
 Surrenders for benefit payments and
  fees                                            (93,334)               (140,343)               (126,272)
 Net annuity transactions                              --                      --                      --
                                             ------------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (13,705)               (316,645)               (197,967)
                                             ------------            ------------            ------------
 Net increase (decrease) in net assets            208,531                 253,164                 398,908
NET ASSETS:
 Beginning of year                              1,541,294               1,937,889               1,899,052
                                             ------------            ------------            ------------
 End of year                                   $1,749,825              $2,191,053              $2,297,960
                                             ============            ============            ============

(a)  Funded as of May 22, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             HUNTINGTON VA          HUNTINGTON VA
                                                ROTATING            INTERNATIONAL
                                              MARKETS FUND           EQUITY FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(10,645)               $(27,765)
 Net realized gain (loss) on security
  transactions                                    (57,512)                (55,158)
 Net realized gain on distributions                    --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        263,196                 640,629
                                               ----------            ------------
 Net increase (decrease) in net assets
  resulting from operations                       195,039                 557,706
                                               ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                          5,242                  21,253
 Net transfers                                     (9,050)                 80,916
 Surrenders for benefit payments and
  fees                                            (52,733)               (147,372)
 Net annuity transactions                              --                      --
                                               ----------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (56,541)                (45,203)
                                               ----------            ------------
 Net increase (decrease) in net assets            138,498                 512,503
NET ASSETS:
 Beginning of year                                698,196               1,863,060
                                               ----------            ------------
 End of year                                     $836,694              $2,375,563
                                               ==========            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                   HUNTINGTON VA
                                            HUNTINGTON VA             MORTGAGE             HUNTINGTON VA
                                           MACRO 100 FUND         SECURITIES FUND            SITUS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(12,765)               $(22,772)               $(53,172)
 Net realized gain (loss) on security
  transactions                                  (135,034)                 (4,633)               (149,114)
 Net realized gain on distributions                   --                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       308,730                  80,123               1,163,976
                                             -----------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                      160,931                  52,718                 961,690
                                             -----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                         1,485                   4,529                  31,065
 Net transfers                                   (68,922)                 33,890                 (77,154)
 Surrenders for benefit payments and
  fees                                          (103,904)                (76,150)               (235,146)
 Net annuity transactions                             --                      --                      --
                                             -----------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (171,341)                (37,731)               (281,235)
                                             -----------            ------------            ------------
 Net increase (decrease) in net assets           (10,410)                 14,987                 680,455
NET ASSETS:
 Beginning of year                               978,893               1,522,752               3,351,101
                                             -----------            ------------            ------------
 End of year                                    $968,483              $1,537,739              $4,031,556
                                             ===========            ============            ============

                                             LORD ABBETT             LORD ABBETT              LORD ABBETT
                                              ALL VALUE            AMERICA'S VALUE          BOND-DEBENTURE
                                              PORTFOLIO               PORTFOLIO                  FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(109,849)                $93,455               $1,890,395
 Net realized gain (loss) on security
  transactions                                     18,487                  (5,964)                 171,716
 Net realized gain on distributions                    --                      --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,989,323                 977,579                7,777,525
                                             ------------            ------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                     1,897,961               1,065,070                9,839,636
                                             ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                         41,390                  11,962                  209,596
 Net transfers                                     36,102                 265,008                5,128,156
 Surrenders for benefit payments and
  fees                                           (788,901)               (510,111)              (2,869,299)
 Net annuity transactions                              --                      --                       --
                                             ------------            ------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (711,409)               (233,141)               2,468,453
                                             ------------            ------------            -------------
 Net increase (decrease) in net assets          1,186,552                 831,929               12,308,089
NET ASSETS:
 Beginning of year                              8,186,916               4,786,844               29,506,051
                                             ------------            ------------            -------------
 End of year                                   $9,373,468              $5,618,773              $41,814,140
                                             ============            ============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           LORD ABBETT
                                            GROWTH AND              LORD ABBETT
                                              INCOME               LARGE-CAP CORE
                                            PORTFOLIO                PORTFOLIO
                                           SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(397,742)               $(33,515)
 Net realized gain (loss) on security
  transactions                                (3,526,760)                 59,351
 Net realized gain on distributions                   --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    19,453,251               1,177,719
                                          --------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                   15,528,749               1,203,555
                                          --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                       708,497                  18,132
 Net transfers                                (1,956,600)              1,214,307
 Surrenders for benefit payments and
  fees                                        (6,331,023)               (488,466)
 Net annuity transactions                         (1,595)                   (353)
                                          --------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (7,580,721)                743,620
                                          --------------            ------------
 Net increase (decrease) in net assets         7,948,028               1,947,175
NET ASSETS:
 Beginning of year                            97,636,161               4,248,172
                                          --------------            ------------
 End of year                                $105,584,189              $6,195,347
                                          ==============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      MFS(R) INVESTORS
                                            MFS(R) CORE          MFS(R) GROWTH             GROWTH
                                           EQUITY SERIES             SERIES             STOCK SERIES
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $294               $(6,063)              $(2,251)
 Net realized gain (loss) on security
  transactions                                   (5,353)               (2,782)               (9,215)
 Net realized gain on distributions                  --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       91,251               148,968               100,630
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                      86,192               140,123                89,164
                                             ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                           --                   264                    --
 Net transfers                                   13,685                12,521               (25,571)
 Surrenders for benefit payments and
  fees                                          (12,902)              (32,587)               (6,278)
 Net annuity transactions                            --                    --                    --
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                  783               (19,802)              (31,849)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets           86,975               120,321                57,315
NET ASSETS:
 Beginning of year                              276,694               402,621               242,514
                                             ----------            ----------            ----------
 End of year                                   $363,669              $522,942              $299,829
                                             ==========            ==========            ==========


                                          MFS(R) INVESTORS         MFS(R) TOTAL          MFS(R) VALUE
                                            TRUST SERIES          RETURN SERIES             SERIES
                                            SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (A)
--------------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(726)               $157,608                $(22)
 Net realized gain (loss) on security
  transactions                                   (9,001)               (114,324)                  1
 Net realized gain on distributions                  --                      --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      208,468               1,145,269                 598
                                             ----------            ------------             -------
 Net increase (decrease) in net assets
  resulting from operations                     198,741               1,188,553                 577
                                             ----------            ------------             -------
UNIT TRANSACTIONS:
 Purchases                                           --                  86,805                  --
 Net transfers                                   67,762                (213,122)              5,392
 Surrenders for benefit payments and
  fees                                          (35,902)               (537,499)                 --
 Net annuity transactions                            --                  (1,842)                 --
                                             ----------            ------------             -------
 Net increase (decrease) in net assets
  resulting from unit transactions               31,860                (665,658)              5,392
                                             ----------            ------------             -------
 Net increase (decrease) in net assets          230,601                 522,895               5,969
NET ASSETS:
 Beginning of year                              732,044               8,170,429                  --
                                             ----------            ------------             -------
 End of year                                   $962,645              $8,693,324              $5,969
                                             ==========            ============             =======

(a)  Funded as of May 22, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             VAN KAMPEN --           VAN KAMPEN --
                                             UIF EQUITY AND          UIF CORE PLUS
                                                 INCOME              FIXED INCOME
                                               PORTFOLIO               PORTFOLIO
                                              SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $1,003                 $610,215
 Net realized gain (loss) on security
  transactions                                       (591)                 (34,515)
 Net realized gain on distributions                    --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         23,928                   97,258
                                               ----------            -------------
 Net increase (decrease) in net assets
  resulting from operations                        24,340                  672,958
                                               ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                             --                   77,632
 Net transfers                                     46,894                  495,690
 Surrenders for benefit payments and
  fees                                             (1,154)              (1,084,673)
 Net annuity transactions                              --                       --
                                               ----------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 45,740                 (511,351)
                                               ----------            -------------
 Net increase (decrease) in net assets             70,080                  161,607
NET ASSETS:
 Beginning of year                                119,196                8,756,783
                                               ----------            -------------
 End of year                                     $189,276               $8,918,390
                                               ==========            =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           VAN KAMPEN --           VAN KAMPEN --
                                            UIF EMERGING           UIF EMERGING           VAN KAMPEN --
                                            MARKETS DEBT          MARKETS EQUITY          UIF HIGH YIELD
                                             PORTFOLIO               PORTFOLIO              PORTFOLIO
                                            SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $46,936                $(300,523)              $57,452
 Net realized gain (loss) on security
  transactions                                  (22,076)                (994,948)              (70,313)
 Net realized gain on distributions                  --                       --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      156,095               11,059,208               284,156
                                             ----------            -------------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     180,955                9,763,737               271,295
                                             ----------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                                          500                  210,917                   500
 Net transfers                                    3,599                4,085,528                10,937
 Surrenders for benefit payments and
  fees                                          (88,912)              (1,182,225)              (90,296)
 Net annuity transactions                            --                  (10,769)                   --
                                             ----------            -------------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (84,813)               3,103,451               (78,859)
                                             ----------            -------------            ----------
 Net increase (decrease) in net assets           96,142               12,867,188               192,436
NET ASSETS:
 Beginning of year                              729,769               14,509,719               735,492
                                             ----------            -------------            ----------
 End of year                                   $825,911              $27,376,907              $927,928
                                             ==========            =============            ==========

                                             VAN KAMPEN --            VAN KAMPEN --
                                              UIF MID CAP               UIF U.S.            MORGAN STANLEY --
                                                GROWTH                MID CAP VALUE            FOCUS GROWTH
                                               PORTFOLIO                PORTFOLIO               PORTFOLIO
                                              SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(125,872)                $(35,409)               $(88,253)
 Net realized gain (loss) on security
  transactions                                    (391,612)                (315,254)               (288,289)
 Net realized gain on distributions                     --                       --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       4,124,665                3,503,874               3,773,153
                                             -------------            -------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                      3,607,181                3,153,211               3,396,611
                                             -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                          69,939                   54,567                   3,227
 Net transfers                                     580,648                  150,178                (195,295)
 Surrenders for benefit payments and
  fees                                            (578,468)                (748,322)               (721,496)
 Net annuity transactions                               --                   14,786                  13,044
                                             -------------            -------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                  72,119                 (528,791)               (900,520)
                                             -------------            -------------            ------------
 Net increase (decrease) in net assets           3,679,300                2,624,420               2,496,091
NET ASSETS:
 Beginning of year                               7,045,323                9,009,056               5,404,314
                                             -------------            -------------            ------------
 End of year                                   $10,724,623              $11,633,476              $7,900,405
                                             =============            =============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                    MORGAN STANLEY --
                                            MORGAN STANLEY --            CAPITAL
                                                 BALANCED             OPPORTUNITIES
                                                PORTFOLIO               PORTFOLIO
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $68,456                $(30,519)
 Net realized gain (loss) on security
  transactions                                     (363,704)               (278,658)
 Net realized gain on distributions                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          972,782               1,319,531
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                         677,534               1,010,354
                                               ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                            1,500                      60
 Net transfers                                     (367,266)               (205,915)
 Surrenders for benefit payments and
  fees                                             (594,991)               (302,383)
 Net annuity transactions                           (10,320)                 (1,872)
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (971,077)               (510,110)
                                               ------------            ------------
 Net increase (decrease) in net assets             (293,543)                500,244
NET ASSETS:
 Beginning of year                                4,972,291               1,747,629
                                               ------------            ------------
 End of year                                     $4,678,748              $2,247,873
                                               ============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   MORGAN STANLEY --                                MORGAN STANLEY --
                                        MID CAP            MORGAN STANLEY --            DIVIDEND
                                         GROWTH             FLEXIBLE INCOME              GROWTH
                                       PORTFOLIO               PORTFOLIO                PORTFOLIO
                                      SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(30,487)               $112,340                  $48,883
 Net realized gain (loss) on
  security transactions                     32,161                (229,033)                (483,588)
 Net realized gain on
  distributions                                 --                      --                       --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          953,536                 457,274                2,273,371
                                      ------------            ------------            -------------
 Net increase (decrease) in net
  assets resulting from
  operations                               955,210                 340,581                1,838,666
                                      ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                   3,223                   2,520                    3,446
 Net transfers                             (70,933)               (105,329)                (530,329)
 Surrenders for benefit
  payments and fees                       (271,836)               (248,329)              (1,377,061)
 Net annuity transactions                   (1,856)                     --                   62,473
                                      ------------            ------------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                            (341,402)               (351,138)              (1,841,471)
                                      ------------            ------------            -------------
 Net increase (decrease) in net
  assets                                   613,808                 (10,557)                  (2,805)
NET ASSETS:
 Beginning of year                       1,788,537               2,233,684               10,001,417
                                      ------------            ------------            -------------
 End of year                            $2,402,345              $2,223,127               $9,998,612
                                      ============            ============            =============

                                                           MORGAN STANLEY --
                                   MORGAN STANLEY --            CAPITAL             MORGAN STANLEY --
                                     GLOBAL EQUITY               GROWTH               MONEY MARKET
                                       PORTFOLIO               PORTFOLIO                PORTFOLIO
                                    SUB-ACCOUNT (F)           SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $19,174                $(24,927)               $(227,264)
 Net realized gain (loss) on
  security transactions                 (1,055,185)                (88,721)                      --
 Net realized gain on
  distributions                            113,767                      --                       --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          740,516                 900,177                       --
                                      ------------            ------------            -------------
 Net increase (decrease) in net
  assets resulting from
  operations                              (181,728)                786,529                 (227,264)
                                      ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                      60                      --                  108,008
 Net transfers                          (3,060,235)                (73,927)               1,120,617
 Surrenders for benefit
  payments and fees                        (49,593)               (165,448)              (6,261,497)
 Net annuity transactions                  (36,916)                  2,366                   67,082
                                      ------------            ------------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (3,146,684)               (237,009)              (4,965,790)
                                      ------------            ------------            -------------
 Net increase (decrease) in net
  assets                                (3,328,412)                549,520               (5,193,054)
NET ASSETS:
 Beginning of year                       3,328,412               1,436,332               15,849,959
                                      ------------            ------------            -------------
 End of year                                  $ --              $1,985,852              $10,656,905
                                      ============            ============            =============

(f)  This fund liquidated April 24, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            MORGAN STANLEY --        MORGAN STANLEY --
                                                  GLOBAL             EQUALLY-WEIGHTED
                                              INFRASTRUCTURE              S&P 500
                                                PORTFOLIO                PORTFOLIO
                                               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $57,974                  $67,143
 Net realized gain (loss) on security
  transactions                                       64,885                 (395,661)
 Net realized gain on distributions                      --                  347,347
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          320,868                2,975,576
                                               ------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                         443,727                2,994,405
                                               ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                               --                   21,864
 Net transfers                                     (185,750)                (578,952)
 Surrenders for benefit payments and
  fees                                             (345,757)              (1,424,223)
 Net annuity transactions                            (2,753)                  68,490
                                               ------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (534,260)              (1,912,821)
                                               ------------            -------------
 Net increase (decrease) in net assets              (90,533)               1,081,584
NET ASSETS:
 Beginning of year                                3,300,016                8,457,116
                                               ------------            -------------
 End of year                                     $3,209,483               $9,538,700
                                               ============            =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           VAN KAMPEN --         VAN KAMPEN --
                                             UIF SMALL             UIF GLOBAL
                                           COMPANY GROWTH          FRANCHISE            MTB LARGE CAP
                                             PORTFOLIO             PORTFOLIO           GROWTH FUND II
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT (F)
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(6,882)              $32,947                $(2,908)
 Net realized gain (loss) on security
  transactions                                   (9,047)              (22,183)              (474,540)
 Net realized gain on distributions                  --                27,797                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      132,631                86,955                455,973
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     116,702               125,516                (21,475)
                                             ----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                           --                    --                     --
 Net transfers                                   13,229               (32,312)              (747,018)
 Surrenders for benefit payments and
  fees                                          (24,995)              (15,207)               (22,372)
 Net annuity transactions                            --                    --                     --
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (11,766)              (47,519)              (769,390)
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets          104,936                77,997               (790,865)
NET ASSETS:
 Beginning of year                              271,482               510,778                790,865
                                             ----------            ----------            -----------
 End of year                                   $376,418              $588,775                   $ --
                                             ==========            ==========            ===========

                                                                      MTB MANAGED             MTB MANAGED
                                                                       ALLOCATION              ALLOCATION
                                             MTB LARGE CAP          FUND -- MODERATE       FUND -- AGGRESSIVE
                                             VALUE FUND II             GROWTH II               GROWTH II
                                            SUB-ACCOUNT (F)           SUB-ACCOUNT           SUB-ACCOUNT (F)
--------------------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(1,321)               $(37,913)                $(1,190)
 Net realized gain (loss) on security
  transactions                                  (1,527,347)                (31,182)               (297,246)
 Net realized gain on distributions                     --                  16,246                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       1,338,434                 665,707                 247,649
                                             -------------            ------------             -----------
 Net increase (decrease) in net assets
  resulting from operations                       (190,234)                612,858                 (50,787)
                                             -------------            ------------             -----------
UNIT TRANSACTIONS:
 Purchases                                           6,633                  41,360                   1,695
 Net transfers                                  (1,713,068)               (136,283)               (254,281)
 Surrenders for benefit payments and
  fees                                             (38,315)               (126,807)                (14,282)
 Net annuity transactions                               --                      --                      --
                                             -------------            ------------             -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (1,744,750)               (221,730)               (266,868)
                                             -------------            ------------             -----------
 Net increase (decrease) in net assets          (1,934,984)                391,128                (317,655)
NET ASSETS:
 Beginning of year                               1,934,984               2,640,868                 317,655
                                             -------------            ------------             -----------
 End of year                                          $ --              $3,031,996                    $ --
                                             =============            ============             ===========

(f)  This fund liquidated April 24, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                MTB MANAGED
                                                 ALLOCATION              OPPENHEIMER
                                            FUND -- CONSERVATIVE            MIDCAP
                                                 GROWTH II                 FUND/VA
                                              SUB-ACCOUNT (F)            SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(1,339)                 $(27,247)
 Net realized gain (loss) on security
  transactions                                     (218,966)                  (96,979)
 Net realized gain on distributions                      --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          171,444                   581,971
                                                -----------              ------------
 Net increase (decrease) in net assets
  resulting from operations                         (48,861)                  457,745
                                                -----------              ------------
UNIT TRANSACTIONS:
 Purchases                                               --                     9,032
 Net transfers                                     (570,164)                  (72,959)
 Surrenders for benefit payments and
  fees                                              (16,126)                  (79,463)
 Net annuity transactions                                --                        --
                                                -----------              ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (586,290)                 (143,390)
                                                -----------              ------------
 Net increase (decrease) in net assets             (635,151)                  314,355
NET ASSETS:
 Beginning of year                                  635,151                 1,727,670
                                                -----------              ------------
 End of year                                           $ --                $2,042,025
                                                ===========              ============

(f)  This fund liquidated April 24, 2009.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         OPPENHEIMER
                                           CAPITAL                OPPENHEIMER              OPPENHEIMER
                                        APPRECIATION           GLOBAL SECURITIES           MAIN STREET
                                           FUND/VA                  FUND/VA                 FUND(R)/VA
                                         SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(617,028)                 $727,238                 $(4,648)
 Net realized gain (loss) on security
  transactions                             (1,178,472)               (1,848,314)               (160,056)
 Net realized gain on distributions                --                 3,018,210                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 16,292,575                42,940,739               1,911,468
                                        -------------            --------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                14,497,075                44,837,873               1,746,764
                                        -------------            --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                    247,755                   940,023                  60,009
 Net transfers                               (212,511)               (5,265,943)                 34,601
 Surrenders for benefit payments and
  fees                                     (3,336,367)               (9,027,414)               (433,583)
 Net annuity transactions                         449                    (1,549)                     --
                                        -------------            --------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (3,300,674)              (13,354,883)               (338,973)
                                        -------------            --------------            ------------
 Net increase (decrease) in net assets     11,196,401                31,482,990               1,407,791
NET ASSETS:
 Beginning of year                         37,265,102               130,549,614               7,050,582
                                        -------------            --------------            ------------
 End of year                              $48,461,503              $162,032,604              $8,458,373
                                        =============            ==============            ============

                                         OPPENHEIMER
                                         MAIN STREET          PUTNAM VT               PUTNAM VT
                                          SMALL CAP          DIVERSIFIED             GLOBAL ASSET
                                         FUND(R)/VA          INCOME FUND           ALLOCATION FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(440,355)         $1,682,431                $219,677
 Net realized gain (loss) on security
  transactions                             (2,073,909)            (48,794)               (243,812)
 Net realized gain on distributions                --                  --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 18,075,819          12,716,868               1,527,929
                                        -------------       -------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                15,561,555          14,350,505               1,503,794
                                        -------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                    250,439             102,490                  50,379
 Net transfers                             (1,788,876)          6,335,000                 276,426
 Surrenders for benefit payments and
  fees                                     (3,693,256)         (3,079,764)               (711,263)
 Net annuity transactions                          --                (386)                     --
                                        -------------       -------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (5,231,693)          3,357,340                (384,458)
                                        -------------       -------------            ------------
 Net increase (decrease) in net assets     10,329,862          17,707,845               1,119,336
NET ASSETS:
 Beginning of year                         46,917,001          25,336,787               4,926,748
                                        -------------       -------------            ------------
 End of year                              $57,246,863         $43,044,632              $6,046,084
                                        =============       =============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                       PUTNAM VT
                                                PUTNAM VT            INTERNATIONAL
                                                GROWTH AND             GROWTH AND
                                               INCOME FUND            INCOME FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $52,261              $(10,838)
 Net realized gain (loss) on security
  transactions                                     (393,992)              (44,566)
 Net realized gain on distributions                      --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        1,294,769               214,377
                                               ------------            ----------
 Net increase (decrease) in net assets
  resulting from operations                         953,038               158,973
                                               ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                           13,459                    --
 Net transfers                                     (352,060)               47,894
 Surrenders for benefit payments and
  fees                                             (327,524)              (51,881)
 Net annuity transactions                                --                    --
                                               ------------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (666,125)               (3,987)
                                               ------------            ----------
 Net increase (decrease) in net assets              286,913               154,986
NET ASSETS:
 Beginning of year                                3,858,362               630,173
                                               ------------            ----------
 End of year                                     $4,145,275              $785,159
                                               ============            ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          PUTNAM VT                                    PUTNAM VT
                                        INTERNATIONAL              PUTNAM VT           SMALL CAP
                                         EQUITY FUND            INVESTORS FUND        VALUE FUND
                                         SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(718,290)                $(79,411)            $67,789
 Net realized gain (loss) on security
  transactions                             (2,421,825)                (611,346)           (583,214)
 Net realized gain on distributions                --                       --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 13,167,619                7,502,371           9,595,837
                                        -------------            -------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                10,027,504                6,811,614           9,080,412
                                        -------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                    246,572                  130,856             159,860
 Net transfers                             (3,887,532)              (1,030,254)         (1,397,034)
 Surrenders for benefit payments and
  fees                                     (3,545,669)              (1,729,775)         (2,364,846)
 Net annuity transactions                          --                       --                  --
                                        -------------            -------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (7,186,629)              (2,629,173)         (3,602,020)
                                        -------------            -------------       -------------
 Net increase (decrease) in net assets      2,840,875                4,182,441           5,478,392
NET ASSETS:
 Beginning of year                         48,320,022               25,062,625          31,768,067
                                        -------------            -------------       -------------
 End of year                              $51,160,897              $29,245,066         $37,246,459
                                        =============            =============       =============

                                              PUTNAM VT
                                          THE GEORGE PUTNAM           PUTNAM VT              PUTNAM VT
                                            FUND OF BOSTON           VISTA FUND             VOYAGER FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $115,964                $(9,878)               $(22,458)
 Net realized gain (loss) on security
  transactions                                   (161,357)               (56,107)                 17,924
 Net realized gain on distributions                    --                     --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        856,662                266,114               1,013,081
                                             ------------            -----------            ------------
 Net increase (decrease) in net assets
  resulting from operations                       811,269                200,129               1,008,547
                                             ------------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                         22,256                  2,171                   8,950
 Net transfers                                   (264,562)              (107,200)              1,939,496
 Surrenders for benefit payments and
  fees                                           (147,954)               (55,692)               (307,009)
 Net annuity transactions                              --                     --                    (666)
                                             ------------            -----------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (390,260)              (160,721)              1,640,771
                                             ------------            -----------            ------------
 Net increase (decrease) in net assets            421,009                 39,408               2,649,318
NET ASSETS:
 Beginning of year                              3,571,684                665,387               1,139,657
                                             ------------            -----------            ------------
 End of year                                   $3,992,693               $704,795              $3,788,975
                                             ============            ===========            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                 PUTNAM VT               PIONEER
                                                  EQUITY                 FUND VCT
                                                INCOME FUND             PORTFOLIO
                                            SUB-ACCOUNT (G)(H)         SUB-ACCOUNT
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $110,223               $(1,217)
 Net realized gain (loss) on security
  transactions                                    (7,175,689)               (9,538)
 Net realized gain on distributions                       --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         8,312,207                85,308
                                               -------------            ----------
 Net increase (decrease) in net assets
  resulting from operations                        1,246,741                74,553
                                               -------------            ----------
UNIT TRANSACTIONS:
 Purchases                                            68,432                    99
 Net transfers                                        25,132               (16,714)
 Surrenders for benefit payments and
  fees                                              (288,783)              (25,043)
 Net annuity transactions                                 --                    --
                                               -------------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                  (195,219)              (41,658)
                                               -------------            ----------
 Net increase (decrease) in net assets             1,051,522                32,895
NET ASSETS:
 Beginning of year                                 4,925,203               352,543
                                               -------------            ----------
 End of year                                      $5,976,725              $385,438
                                               =============            ==========

(g) Effective February 13, 2009, Putnam VT New Value Fund merged with Putnam VT Equity Income Fund.

(h) Funded as of February 13, 2009.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             PIONEER OAK                                  VAN KAMPEN LIT
                                           RIDGE LARGE CAP        VAN KAMPEN LIT            GROWTH AND
                                             GROWTH VCT             ENTERPRISE                INCOME
                                              PORTFOLIO              PORTFOLIO               PORTFOLIO
                                           SUB-ACCOUNT (F)        SUB-ACCOUNT (F)           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $480                 $4,701                 $672,877
 Net realized gain (loss) on security
  transactions                                  (137,327)              (566,133)              (1,062,751)
 Net realized gain on distributions                   --                     --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       140,552                567,985                6,853,147
                                             -----------            -----------            -------------
 Net increase (decrease) in net assets
  resulting from operations                        3,705                  6,553                6,463,273
                                             -----------            -----------            -------------
UNIT TRANSACTIONS:
 Purchases                                            --                    160                  160,235
 Net transfers                                  (252,267)              (587,951)                (176,528)
 Surrenders for benefit payments and
  fees                                            (8,960)               (10,760)              (2,066,251)
 Net annuity transactions                             --                     --                     (531)
                                             -----------            -----------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (261,227)              (598,551)              (2,083,075)
                                             -----------            -----------            -------------
 Net increase (decrease) in net assets          (257,522)              (591,998)               4,380,198
NET ASSETS:
 Beginning of year                               257,522                591,998               31,941,678
                                             -----------            -----------            -------------
 End of year                                        $ --                   $ --              $36,321,876
                                             ===========            ===========            =============

                                                                    VAN KAMPEN LIT        VAN KAMPEN LIT
                                            VAN KAMPEN LIT             CAPITAL               MID CAP
                                               COMSTOCK                 GROWTH                GROWTH
                                               PORTFOLIO              PORTFOLIO             PORTFOLIO
                                              SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $1,302,701               $(3,342)              $(3,371)
 Net realized gain (loss) on security
  transactions                                  (2,793,815)              (22,314)                  710
 Net realized gain on distributions                     --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      12,961,690               107,364                77,329
                                             -------------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     11,470,576                81,708                74,668
                                             -------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                         205,903                    --                    --
 Net transfers                                  (1,852,901)              (20,328)               30,561
 Surrenders for benefit payments and
  fees                                          (3,629,543)               (4,340)               (3,495)
 Net annuity transactions                               --                    --                    --
                                             -------------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (5,276,541)              (24,668)               27,066
                                             -------------            ----------            ----------
 Net increase (decrease) in net assets           6,194,035                57,040               101,734
NET ASSETS:
 Beginning of year                              46,976,482               151,538               135,297
                                             -------------            ----------            ----------
 End of year                                   $53,170,517              $208,578              $237,031
                                             =============            ==========            ==========

(f)  This fund liquidated April 24, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                    WELLS FARGO
                                             VAN KAMPEN LIT        ADVANTAGE VT
                                               GOVERNMENT          C&B LARGE CAP
                                               PORTFOLIO            VALUE FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $18,123                $ --
 Net realized gain (loss) on security
  transactions                                       (496)                 12
 Net realized gain on distributions                    --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (23,701)                722
                                               ----------             -------
 Net increase (decrease) in net assets
  resulting from operations                        (6,074)                734
                                               ----------             -------
UNIT TRANSACTIONS:
 Purchases                                             --                  --
 Net transfers                                     69,816                  88
 Surrenders for benefit payments and
  fees                                            (40,541)                 (2)
 Net annuity transactions                              --                  --
                                               ----------             -------
 Net increase (decrease) in net assets
  resulting from unit transactions                 29,275                  86
                                               ----------             -------
 Net increase (decrease) in net assets             23,201                 820
NET ASSETS:
 Beginning of year                                443,789               2,604
                                               ----------             -------
 End of year                                     $466,990              $3,424
                                               ==========             =======

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                  RIDGEWORTH
                                     WELLS FARGO          WELLS FARGO         WELLS FARGO       VARIABLE TRUST
                                    ADVANTAGE VT         ADVANTAGE VT        ADVANTAGE VT          LARGE CAP
                                    LARGE COMPANY            MONEY             SMALL CAP            GROWTH
                                     GROWTH FUND          MARKET FUND         GROWTH FUND         STOCK FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (F)
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(112)                $(880)             $(115)                 $92
 Net realized gain (loss) on
  security transactions                   (179)                   --               (125)             (14,965)
 Net realized gain on
  distributions                             --                    --                 --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        2,900                    --              2,854               13,505
                                       -------             ---------            -------            ---------
 Net increase (decrease) in net
  assets resulting from
  operations                             2,609                  (880)             2,614               (1,368)
                                       -------             ---------            -------            ---------
UNIT TRANSACTIONS:
 Purchases                                  --                    --                 --                   --
 Net transfers                            (276)                   --               (720)             (15,973)
 Surrenders for benefit
  payments and fees                         --                    (1)                (3)                  --
 Net annuity transactions                   --                    --                 --                   --
                                       -------             ---------            -------            ---------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                            (276)                   (1)              (723)             (15,973)
                                       -------             ---------            -------            ---------
 Net increase (decrease) in net
  assets                                 2,333                  (881)             1,891              (17,341)
NET ASSETS:
 Beginning of year                       6,671                71,227              5,541               17,341
                                       -------             ---------            -------            ---------
 End of year                            $9,004               $70,346             $7,432                 $ --
                                       =======             =========            =======            =========

                                     RIDGEWORTH                                  RIDGEWORTH
                                   VARIABLE TRUST         RIDGEWORTH           VARIABLE TRUST
                                      LARGE CAP         VARIABLE TRUST            LARGE CAP
                                        CORE             MID-CAP CORE               VALUE
                                     EQUITY FUND          EQUITY FUND            EQUITY FUND
                                   SUB-ACCOUNT (F)      SUB-ACCOUNT (F)        SUB-ACCOUNT (F)
-------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $374                 $240                  $11,607
 Net realized gain (loss) on
  security transactions                 (76,413)             (51,558)              (1,006,832)
 Net realized gain on
  distributions                              --                   --                       --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        71,356               49,697                  874,072
                                      ---------            ---------            -------------
 Net increase (decrease) in net
  assets resulting from
  operations                             (4,683)              (1,621)                (121,153)
                                      ---------            ---------            -------------
UNIT TRANSACTIONS:
 Purchases                                   --                   --                    2,538
 Net transfers                          (84,481)             (45,733)              (1,620,820)
 Surrenders for benefit
  payments and fees                          --                 (719)                 (48,204)
 Net annuity transactions                    --                   --                       --
                                      ---------            ---------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (84,481)             (46,452)              (1,666,486)
                                      ---------            ---------            -------------
 Net increase (decrease) in net
  assets                                (89,164)             (48,073)              (1,787,639)
NET ASSETS:
 Beginning of year                       89,164               48,073                1,787,639
                                      ---------            ---------            -------------
 End of year                               $ --                 $ --                     $ --
                                      =========            =========            =============

(f)  This fund liquidated April 24, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                           ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                              BALANCED WEALTH            GLOBAL RESEARCH
                                             STRATEGY PORTFOLIO         GROWTH PORTFOLIO
                                                SUB-ACCOUNT                SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $797,743                  $(31,494)
 Net realized gain (loss) on security
  transactions                                       (447,555)                 (244,199)
 Net realized gain on distributions                 1,113,577                   216,130
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (18,276,075)               (1,471,780)
                                               --------------             -------------
 Net increase (decrease) in net assets
  resulting from operations                       (16,812,310)               (1,531,343)
                                               --------------             -------------
UNIT TRANSACTIONS:
 Purchases                                          2,277,841                   165,410
 Net transfers                                     14,698,936                    56,901
 Surrenders for benefit payments and
  fees                                             (3,234,041)                 (205,080)
 Net annuity transactions                                (412)                       --
                                               --------------             -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 13,742,324                    17,231
                                               --------------             -------------
 Net increase (decrease) in net assets             (3,069,986)               (1,514,112)
NET ASSETS:
 Beginning of year                                 43,029,423                 2,727,525
                                               --------------             -------------
 End of year                                      $39,959,437                $1,213,413
                                               ==============             =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                       INTERNATIONAL              SMALL/MID CAP          ALLIANCEBERNSTEIN VPS
                                      VALUE PORTFOLIO            VALUE PORTFOLIO            VALUE PORTFOLIO
                                        SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(830,605)                $(162,149)                  $353,196
 Net realized gain (loss) on
  security transactions                     (1,299,497)                 (459,340)                  (816,326)
 Net realized gain on
  distributions                              8,123,416                 1,554,295                  3,240,945
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          (98,682,908)               (7,314,428)               (34,579,478)
                                      ----------------            --------------            ---------------
 Net increase (decrease) in net
  assets resulting from
  operations                               (92,689,594)               (6,381,622)               (31,801,663)
                                      ----------------            --------------            ---------------
UNIT TRANSACTIONS:
 Purchases                                   6,492,769                   612,454                  3,958,380
 Net transfers                              26,514,031                   (36,630)                12,722,731
 Surrenders for benefit
  payments and fees                         (8,787,323)                 (731,699)                (4,251,581)
 Net annuity transactions                           --                        --                         --
                                      ----------------            --------------            ---------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                              24,219,477                  (155,875)                12,429,530
                                      ----------------            --------------            ---------------
 Net increase (decrease) in net
  assets                                   (68,470,117)               (6,537,497)               (19,372,133)
NET ASSETS:
 Beginning of year                         154,046,641                17,151,245                 63,968,685
                                      ----------------            --------------            ---------------
 End of year                               $85,576,524               $10,613,748                $44,596,552
                                      ================            ==============            ===============

                                  ALLIANCEBERNSTEIN VPS           AIM V.I.               AMERICAN FUNDS
                                      INTERNATIONAL             INTERNATIONAL                GLOBAL
                                     GROWTH PORTFOLIO            GROWTH FUND              GROWTH FUND
                                       SUB-ACCOUNT           SUB-ACCOUNT (A)(B)           SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(38,086)                  $(3)                       $(526)
 Net realized gain (loss) on
  security transactions                     (118,845)                 (316)                     (59,842)
 Net realized gain on
  distributions                               41,529                    --                      294,399
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         (1,898,747)                   --                   (1,932,637)
                                      --------------               -------               --------------
 Net increase (decrease) in net
  assets resulting from
  operations                              (2,014,149)                 (319)                  (1,698,606)
                                      --------------               -------               --------------
UNIT TRANSACTIONS:
 Purchases                                   630,458                   400                       37,581
 Net transfers                             3,484,136                   (81)                     110,025
 Surrenders for benefit
  payments and fees                         (140,710)                   --                     (305,910)
 Net annuity transactions                         --                    --                           --
                                      --------------               -------               --------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                             3,973,884                   319                     (158,304)
                                      --------------               -------               --------------
 Net increase (decrease) in net
  assets                                   1,959,735                    --                   (1,856,910)
NET ASSETS:
 Beginning of year                           521,465                    --                    4,300,452
                                      --------------               -------               --------------
 End of year                              $2,481,200                  $ --                   $2,443,542
                                      ==============               =======               ==============

(a)  Not funded as of December 31, 2008.

(b) From inception February 29, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------


                                               AMERICAN FUNDS            AMERICAN FUNDS
                                                GROWTH FUND            GROWTH-INCOME FUND
                                                SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(272,717)                 $(40,186)
 Net realized gain (loss) on security
  transactions                                       (325,667)                   64,667
 Net realized gain on distributions                 3,025,803                 1,290,432
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (16,677,293)              (10,113,029)
                                               --------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                       (14,249,874)               (8,798,116)
                                               --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                            233,315                   151,537
 Net transfers                                     (2,069,613)               (1,755,915)
 Surrenders for benefit payments and
  fees                                             (2,475,449)               (2,247,753)
 Net annuity transactions                                  --                    (1,328)
                                               --------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (4,311,747)               (3,853,459)
                                               --------------            --------------
 Net increase (decrease) in net assets            (18,561,621)              (12,651,575)
NET ASSETS:
 Beginning of year                                 34,030,792                25,100,711
                                               --------------            --------------
 End of year                                      $15,469,171               $12,449,136
                                               ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                     AMERICAN FUNDS           BB&T
                                            AMERICAN FUNDS            GLOBAL SMALL           MID CAP
                                          INTERNATIONAL FUND       CAPITALIZATION FUND     GROWTH VIF
                                              SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $1,567                 $(63,378)           $(39,748)
 Net realized gain (loss) on security
  transactions                                    (398,554)                (406,239)           (130,292)
 Net realized gain on distributions              1,755,062                  514,822             568,344
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (8,109,369)              (2,601,991)         (2,266,722)
                                             -------------            -------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                     (6,751,294)              (2,556,786)         (1,868,418)
                                             -------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                          69,794                      600              53,640
 Net transfers                                  (1,289,828)                (706,518)           (123,586)
 Surrenders for benefit payments and
  fees                                          (1,401,416)                (373,623)           (203,919)
 Net annuity transactions                             (942)                  (3,606)             12,644
                                             -------------            -------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (2,622,392)              (1,083,147)           (261,221)
                                             -------------            -------------       -------------
 Net increase (decrease) in net assets          (9,373,686)              (3,639,933)         (2,129,639)
NET ASSETS:
 Beginning of year                              16,850,838                5,270,761           3,669,055
                                             -------------            -------------       -------------
 End of year                                    $7,477,152               $1,630,828          $1,539,416
                                             =============            =============       =============

                                                                                              BB&T
                                                 BB&T                                        SPECIAL
                                            CAPITAL MANAGER               BB&T            OPPORTUNITIES
                                              EQUITY VIF              LARGE CAP VIF        EQUITY VIF
                                              SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $(502)                  $8,266           $(170,110)
 Net realized gain (loss) on security
  transactions                                    (114,894)                (106,203)           (414,067)
 Net realized gain on distributions                276,349                  840,875             455,397
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (729,801)              (2,427,673)         (5,152,643)
                                             -------------            -------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                       (568,848)              (1,684,735)         (5,281,423)
                                             -------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                          35,974                  209,148             786,434
 Net transfers                                    (379,618)                 (92,147)            305,739
 Surrenders for benefit payments and
  fees                                             (99,629)                (189,536)           (772,946)
 Net annuity transactions                               --                       --                  --
                                             -------------            -------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (443,273)                 (72,535)            319,227
                                             -------------            -------------       -------------
 Net increase (decrease) in net assets          (1,012,121)              (1,757,270)         (4,962,196)
NET ASSETS:
 Beginning of year                               1,729,776                4,322,391          14,290,483
                                             -------------            -------------       -------------
 End of year                                      $717,655               $2,565,121          $9,328,287
                                             =============            =============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   BB&T               EVERGREEN VA
                                               TOTAL RETURN        DIVERSIFIED CAPITAL
                                                 BOND VIF             BUILDER FUND
                                               SUB-ACCOUNT           SUB-ACCOUNT (C)
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $143,478                $(7,840)
 Net realized gain (loss) on security
  transactions                                      (15,739)                (7,119)
 Net realized gain on distributions                      --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (38,039)              (247,884)
                                               ------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                          89,700               (262,843)
                                               ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                          245,926                  1,955
 Net transfers                                    3,653,328                 13,021
 Surrenders for benefit payments and
  fees                                             (345,819)               (63,378)
 Net annuity transactions                                --                     --
                                               ------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions                3,553,435                (48,402)
                                               ------------            -----------
 Net increase (decrease) in net assets            3,643,135               (311,245)
NET ASSETS:
 Beginning of year                                2,910,144                621,494
                                               ------------            -----------
 End of year                                     $6,553,279               $310,249
                                               ============            ===========

(c)  Formerly Evergreen VA Balanced Fund. Change effective May 30, 2008.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                      EVERGREEN VA
                                             EVERGREEN VA             INTERNATIONAL          EVERGREEN VA
                                              GROWTH FUND              EQUITY FUND            OMEGA FUND
                                              SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(68,414)                $(34,577)             $(1,066)
 Net realized gain (loss) on security
  transactions                                    (181,851)                 (55,229)             (12,660)
 Net realized gain on distributions                     --                   53,506                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (1,959,158)              (1,141,194)             (13,896)
                                             -------------            -------------            ---------
 Net increase (decrease) in net assets
  resulting from operations                     (2,209,423)              (1,177,494)             (27,622)
                                             -------------            -------------            ---------
UNIT TRANSACTIONS:
 Purchases                                          16,068                  218,417                   --
 Net transfers                                      (6,346)                 777,994               71,347
 Surrenders for benefit payments and
  fees                                            (275,141)                (153,919)                 (39)
 Net annuity transactions                               --                       --                   --
                                             -------------            -------------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions                (265,419)                 842,492               71,308
                                             -------------            -------------            ---------
 Net increase (decrease) in net assets          (2,474,842)                (335,002)              43,686
NET ASSETS:
 Beginning of year                               5,279,228                2,010,131               44,335
                                             -------------            -------------            ---------
 End of year                                    $2,804,386               $1,675,129              $88,021
                                             =============            =============            =========

                                        EVERGREEN VA            EVERGREEN VA        FIDELITY VIP
                                           SPECIAL               FUNDAMENTAL       EQUITY-INCOME
                                         VALUES FUND           LARGE CAP FUND        PORTFOLIO
                                         SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(55,657)                 $(834)            $581,543
 Net realized gain (loss) on security
  transactions                               (417,315)                (8,415)            (705,428)
 Net realized gain on distributions                --                     --               65,193
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 (3,221,407)               (62,044)         (36,196,072)
                                        -------------            -----------       --------------
 Net increase (decrease) in net assets
  resulting from operations                (3,694,379)               (71,293)         (36,254,764)
                                        -------------            -----------       --------------
UNIT TRANSACTIONS:
 Purchases                                    281,472                     --            3,338,584
 Net transfers                               (799,303)               (50,524)          10,085,272
 Surrenders for benefit payments and
  fees                                       (587,372)                  (789)          (4,053,335)
 Net annuity transactions                          --                     --                   --
                                        -------------            -----------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (1,105,203)               (51,313)           9,370,521
                                        -------------            -----------       --------------
 Net increase (decrease) in net assets     (4,799,582)              (122,606)         (26,884,243)
NET ASSETS:
 Beginning of year                         11,951,975                246,329           74,051,461
                                        -------------            -----------       --------------
 End of year                               $7,152,393               $123,723          $47,167,218
                                        =============            ===========       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                           FIDELITY VIP         FIDELITY VIP
                                              GROWTH            CONTRAFUND(R)
                                            PORTFOLIO             PORTFOLIO
                                           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(177,324)          $(2,267,591)
 Net realized gain (loss) on security
  transactions                                  (304,126)           (4,091,061)
 Net realized gain on distributions                   --             9,799,660
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (12,325,194)         (194,713,897)
                                          --------------       ---------------
 Net increase (decrease) in net assets
  resulting from operations                  (12,806,644)         (191,272,889)
                                          --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                       658,560            20,577,811
 Net transfers                                 2,315,002            27,626,797
 Surrenders for benefit payments and
  fees                                        (1,195,321)          (20,668,646)
 Net annuity transactions                             --                (2,648)
                                          --------------       ---------------
 Net increase (decrease) in net assets
  resulting from unit transactions             1,778,241            27,533,314
                                          --------------       ---------------
 Net increase (decrease) in net assets       (11,028,403)         (163,739,575)
NET ASSETS:
 Beginning of year                            25,628,953           410,822,942
                                          --------------       ---------------
 End of year                                 $14,600,550          $247,083,367
                                          ==============       ===============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                          FIDELITY VIP
                                         FIDELITY VIP             FIDELITY VIP           DYNAMIC CAPITAL
                                           MID CAP              VALUE STRATEGIES          APPRECIATION
                                          PORTFOLIO                 PORTFOLIO               PORTFOLIO
                                         SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(1,097,703)                $(44,055)               $(1,113)
 Net realized gain (loss) on security
  transactions                              (1,606,729)                (459,828)               (13,478)
 Net realized gain on distributions         13,841,747                1,017,296                    325
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 (52,287,171)              (4,002,134)              (106,033)
                                        --------------            -------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                (41,149,856)              (3,488,721)              (120,299)
                                        --------------            -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                   4,603,536                  411,048                 20,717
 Net transfers                                (674,128)                 (16,128)               323,504
 Surrenders for benefit payments and
  fees                                      (4,611,204)                (427,546)               (14,908)
 Net annuity transactions                        3,342                       --                     --
                                        --------------            -------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (678,454)                 (32,626)               329,313
                                        --------------            -------------            -----------
 Net increase (decrease) in net assets     (41,828,310)              (3,521,347)               209,014
NET ASSETS:
 Beginning of year                         100,279,866                6,948,465                 21,639
                                        --------------            -------------            -----------
 End of year                               $58,451,556               $3,427,118               $230,653
                                        ==============            =============            ===========

                                               FRANKLIN               FRANKLIN              FRANKLIN
                                             SMALL-MID CAP           SMALL CAP              STRATEGIC
                                                GROWTH                 VALUE                 INCOME
                                            SECURITIES FUND       SECURITIES FUND        SECURITIES FUND
                                              SUB-ACCOUNT         SUB-ACCOUNT (B)          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(53,330)                $1                  $778,990
 Net realized gain (loss) on security
  transactions                                     (64,301)              (189)                 (738,082)
 Net realized gain on distributions                382,240                 16                    34,386
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (1,872,418)               (18)               (1,508,573)
                                             -------------             ------             -------------
 Net increase (decrease) in net assets
  resulting from operations                     (1,607,809)              (190)               (1,433,279)
                                             -------------             ------             -------------
UNIT TRANSACTIONS:
 Purchases                                          36,062                200                   121,102
 Net transfers                                     (81,389)                40                (5,536,758)
 Surrenders for benefit payments and
  fees                                            (286,496)                 1                (2,101,808)
 Net annuity transactions                               --                 --                        --
                                             -------------             ------             -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (331,823)               241                (7,517,464)
                                             -------------             ------             -------------
 Net increase (decrease) in net assets          (1,939,632)                51                (8,950,743)
NET ASSETS:
 Beginning of year                               3,957,663                 --                16,230,440
                                             -------------             ------             -------------
 End of year                                    $2,018,031                $51                $7,279,697
                                             =============             ======             =============

(b) From inception February 29, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                          TEMPLETON
                                                                         DEVELOPING
                                               MUTUAL SHARES               MARKETS
                                              SECURITIES FUND          SECURITIES FUND
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $129,732                  $26,686
 Net realized gain (loss) on security
  transactions                                        36,379                   (3,738)
 Net realized gain on distributions                  453,117                  427,342
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (5,535,032)              (1,966,055)
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                       (4,915,804)              (1,515,765)
                                               -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                            69,778                    8,856
 Net transfers                                      (835,275)                (361,195)
 Surrenders for benefit payments and
  fees                                            (1,129,634)                (155,932)
 Net annuity transactions                                 --                       --
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (1,895,131)                (508,271)
                                               -------------            -------------
 Net increase (decrease) in net assets            (6,810,935)              (2,024,036)
NET ASSETS:
 Beginning of year                                13,996,363                3,154,826
                                               -------------            -------------
 End of year                                      $7,185,428               $1,130,790
                                               =============            =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                               TEMPLETON              TEMPLETON          HARTFORD
                                                GROWTH              GLOBAL INCOME        ADVISERS
                                            SECURITIES FUND        SECURITIES FUND       HLS FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT (B)     SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                         $588                $(13)             $370,361
 Net realized gain (loss) on security
  transactions                                    (171,157)                 --              (640,889)
 Net realized gain on distributions                209,698                  --               157,813
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (1,657,482)                 92            (9,323,622)
                                             -------------             -------        --------------
 Net increase (decrease) in net assets
  resulting from operations                     (1,618,353)                 79            (9,436,337)
                                             -------------             -------        --------------
UNIT TRANSACTIONS:
 Purchases                                          40,264               2,100               971,205
 Net transfers                                    (460,109)               (210)              (59,668)
 Surrenders for benefit payments and
  fees                                            (261,431)                 --            (1,485,786)
 Net annuity transactions                               --                  --                    --
                                             -------------             -------        --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (681,276)              1,890              (574,249)
                                             -------------             -------        --------------
 Net increase (decrease) in net assets          (2,299,629)              1,969           (10,010,586)
NET ASSETS:
 Beginning of year                               4,004,067                  --            28,287,149
                                             -------------             -------        --------------
 End of year                                    $1,704,438              $1,969           $18,276,563
                                             =============             =======        ==============

                                                   HARTFORD            HARTFORD                 HARTFORD
                                                   LARGECAP             TOTAL                   CAPITAL
                                                    GROWTH           RETURN BOND              APPRECIATION
                                                   HLS FUND            HLS FUND                 HLS FUND
                                                  SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT (B)
--------------------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                            $224          $19,525,783                 $79,743
 Net realized gain (loss) on security
  transactions                                         (1,688)          (2,500,667)                   (672)
 Net realized gain on distributions                    45,023                   --                      58
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           (225,089)         (53,758,434)                 82,287
                                                  -----------       --------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                          (181,530)         (36,733,318)                161,416
                                                  -----------       --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                            130,747           17,655,510                  26,324
 Net transfers                                        356,078            6,580,936               3,990,810
 Surrenders for benefit payments and
  fees                                                 (6,051)         (27,838,007)                (43,222)
 Net annuity transactions                                  --               24,355                      --
                                                  -----------       --------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                    480,774           (3,577,206)              3,973,912
                                                  -----------       --------------            ------------
 Net increase (decrease) in net assets                299,244          (40,310,524)              4,135,328
NET ASSETS:
 Beginning of year                                    100,909          386,265,304                      --
                                                  -----------       --------------            ------------
 End of year                                         $400,153         $345,954,780              $4,135,328
                                                  ===========       ==============            ============

(b) From inception February 29, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             HARTFORD             HARTFORD
                                             DIVIDEND            FUNDAMENTAL
                                            AND GROWTH             GROWTH
                                             HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $2,398,423            $(22,999)
 Net realized gain (loss) on security
  transactions                                 (3,999,254)           (318,888)
 Net realized gain on distributions             6,150,754             278,992
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (116,474,178)         (1,101,509)
                                          ---------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                  (111,924,255)         (1,164,404)
                                          ---------------       -------------
UNIT TRANSACTIONS:
 Purchases                                     16,556,525              46,814
 Net transfers                                 17,307,798             908,629
 Surrenders for benefit payments and
  fees                                        (16,727,523)            (91,861)
 Net annuity transactions                          20,639                  --
                                          ---------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions             17,157,439             863,582
                                          ---------------       -------------
 Net increase (decrease) in net assets        (94,766,816)           (300,822)
NET ASSETS:
 Beginning of year                            312,977,723           1,692,496
                                          ---------------       -------------
 End of year                                 $218,210,907          $1,391,674
                                          ===============       =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          HARTFORD
                                           GLOBAL                 HARTFORD               HARTFORD
                                          ADVISERS             GLOBAL EQUITY           GLOBAL GROWTH
                                          HLS FUND                HLS FUND               HLS FUND
                                         SUB-ACCOUNT          SUB-ACCOUNT (B)           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $168,885                  $256                 $(62,630)
 Net realized gain (loss) on security
  transactions                               (154,007)               (4,137)                (560,706)
 Net realized gain on distributions            96,066                    --                  330,709
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 (2,245,101)              (19,007)              (5,049,729)
                                        -------------            ----------            -------------
 Net increase (decrease) in net assets
  resulting from operations                (2,134,157)              (22,888)              (5,342,356)
                                        -------------            ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                    223,486                    --                  301,570
 Net transfers                              1,457,580               104,898                1,216,824
 Surrenders for benefit payments and
  fees                                       (323,402)              (20,252)                (538,722)
 Net annuity transactions                          --                    --                       --
                                        -------------            ----------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions          1,357,664                84,646                  979,672
                                        -------------            ----------            -------------
 Net increase (decrease) in net assets       (776,493)               61,758               (4,362,684)
NET ASSETS:
 Beginning of year                          4,938,379                    --                8,890,530
                                        -------------            ----------            -------------
 End of year                               $4,161,886               $61,758               $4,527,846
                                        =============            ==========            =============

                                           HARTFORD                                  HARTFORD
                                          DISCIPLINED           HARTFORD              GROWTH
                                            EQUITY               GROWTH           OPPORTUNITIES
                                           HLS FUND             HLS FUND             HLS FUND
                                          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(813,921)          $(137,537)           $(546,419)
 Net realized gain (loss) on security
  transactions                               (4,067,581)           (339,495)            (919,163)
 Net realized gain on distributions          20,479,090             390,807            2,044,644
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 (111,301,653)         (5,656,898)         (29,507,845)
                                        ---------------       -------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                 (95,704,065)         (5,743,123)         (28,928,783)
                                        ---------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                    2,215,460             368,292            4,592,871
 Net transfers                               (8,915,909)            967,177            6,897,591
 Surrenders for benefit payments and
  fees                                      (14,848,026)           (506,542)          (2,309,711)
 Net annuity transactions                            --                  --                   --
                                        ---------------       -------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions          (21,548,475)            828,927            9,180,751
                                        ---------------       -------------       --------------
 Net increase (decrease) in net assets     (117,252,540)         (4,914,196)         (19,748,032)
NET ASSETS:
 Beginning of year                          262,380,253          12,542,884           53,455,583
                                        ---------------       -------------       --------------
 End of year                               $145,127,713          $7,628,688          $33,707,551
                                        ===============       =============       ==============

(b) From inception February 29, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            HARTFORD            HARTFORD
                                           HIGH YIELD             INDEX
                                            HLS FUND            HLS FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $2,144,986             $53,384
 Net realized gain (loss) on security
  transactions                                 (281,209)           (268,787)
 Net realized gain on distributions                  --             185,297
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (9,073,725)         (3,493,904)
                                          -------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                  (7,209,948)         (3,524,010)
                                          -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                    1,236,961             231,020
 Net transfers                                1,673,302             243,807
 Surrenders for benefit payments and
  fees                                       (1,698,640)           (623,853)
 Net annuity transactions                        (3,050)                 --
                                          -------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions            1,208,573            (149,026)
                                          -------------       -------------
 Net increase (decrease) in net assets       (6,001,375)         (3,673,036)
NET ASSETS:
 Beginning of year                           26,135,342           9,172,270
                                          -------------       -------------
 End of year                                $20,133,967          $5,499,234
                                          =============       =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           HARTFORD                 HARTFORD             HARTFORD
                                        INTERNATIONAL             INTERNATIONAL       INTERNATIONAL
                                            GROWTH                SMALL COMPANY       OPPORTUNITIES
                                           HLS FUND                 HLS FUND             HLS FUND
                                         SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(163,465)                $(35,249)            $514,014
 Net realized gain (loss) on security
  transactions                              (1,533,402)                (625,037)            (866,727)
 Net realized gain on distributions          1,642,967                  374,216            2,701,383
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 (23,434,851)              (6,374,560)         (36,463,263)
                                        --------------            -------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                (23,488,751)              (6,660,630)         (34,114,593)
                                        --------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                   1,283,058                  981,245            2,389,810
 Net transfers                                 708,609                 (787,363)           2,100,183
 Surrenders for benefit payments and
  fees                                      (1,303,263)                (616,565)          (3,883,928)
 Net annuity transactions                           --                       --                   --
                                        --------------            -------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions             688,404                 (422,683)             606,065
                                        --------------            -------------       --------------
 Net increase (decrease) in net assets     (22,800,347)              (7,083,313)         (33,508,528)
NET ASSETS:
 Beginning of year                          39,632,228               15,019,671           78,718,154
                                        --------------            -------------       --------------
 End of year                               $16,831,881               $7,936,358          $45,209,626
                                        ==============            =============       ==============

                                              HARTFORD
                                               MIDCAP             HARTFORD                HARTFORD
                                               GROWTH           MONEY MARKET           SMALLCAP VALUE
                                              HLS FUND            HLS FUND                HLS FUND
                                             SUB-ACCOUNT        SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(4,995)            $462,954                 $5,662
 Net realized gain (loss) on security
  transactions                                   (45,635)                  --                (16,824)
 Net realized gain on distributions                4,831                   --                  3,165
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (319,611)                  --               (112,098)
                                             -----------       --------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     (365,410)             462,954               (120,095)
                                             -----------       --------------            -----------
UNIT TRANSACTIONS:
 Purchases                                       193,032            7,661,582                252,916
 Net transfers                                   570,862          136,986,355                546,799
 Surrenders for benefit payments and
  fees                                           (13,621)         (29,078,496)               (10,113)
 Net annuity transactions                             --              123,725                     --
                                             -----------       --------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               750,273          115,693,166                789,602
                                             -----------       --------------            -----------
 Net increase (decrease) in net assets           384,863          116,156,120                669,507
NET ASSETS:
 Beginning of year                               149,469           59,926,601                 44,651
                                             -----------       --------------            -----------
 End of year                                    $534,332         $176,082,721               $714,158
                                             ===========       ==============            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                  HARTFORD                 HARTFORD
                                               SMALL COMPANY            SMALLCAP GROWTH
                                                  HLS FUND                 HLS FUND
                                                SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(271,235)               $(201,399)
 Net realized gain (loss) on security
  transactions                                       (149,069)                (696,622)
 Net realized gain on distributions                    75,786                  139,065
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (10,198,474)              (7,388,202)
                                               --------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                       (10,542,992)              (8,147,158)
                                               --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                          3,690,903                  787,668
 Net transfers                                      8,804,396                 (663,096)
 Surrenders for benefit payments and
  fees                                             (1,090,660)              (1,088,346)
 Net annuity transactions                                  --                       --
                                               --------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 11,404,639                 (963,774)
                                               --------------            -------------
 Net increase (decrease) in net assets                861,647               (9,110,932)
NET ASSETS:
 Beginning of year                                 16,076,826               21,505,266
                                               --------------            -------------
 End of year                                      $16,938,473              $12,394,334
                                               ==============            =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                    HARTFORD
                                          HARTFORD              U.S. GOVERNMENT          HARTFORD
                                            STOCK                  SECURITIES             VALUE
                                          HLS FUND                  HLS FUND             HLS FUND
                                         SUB-ACCOUNT            SUB-ACCOUNT (D)        SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $84,684               $11,110,348             $188,829
 Net realized gain (loss) on security
  transactions                               (533,871)               (1,287,990)            (462,251)
 Net realized gain on distributions           109,349                        --            2,263,310
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 (9,118,960)              (13,728,275)         (16,099,390)
                                        -------------            --------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                (9,458,798)               (3,905,917)         (14,109,502)
                                        -------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                    676,274                 8,805,688            5,391,400
 Net transfers                                235,636                (3,319,195)          11,831,742
 Surrenders for benefit payments and
  fees                                       (974,157)              (13,604,835)          (1,962,462)
 Net annuity transactions                          --                        --                   --
                                        -------------            --------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (62,247)               (8,118,342)          15,260,680
                                        -------------            --------------       --------------
 Net increase (decrease) in net assets     (9,521,045)              (12,024,259)           1,151,178
NET ASSETS:
 Beginning of year                         21,119,733               168,306,961           26,170,486
                                        -------------            --------------       --------------
 End of year                              $11,598,688              $156,282,702          $27,321,664
                                        =============            ==============       ==============

                                               HARTFORD            HARTFORD
                                                 VALUE              EQUITY              AMERICAN FUNDS
                                             OPPORTUNITIES          INCOME                   BOND
                                               HLS FUND            HLS FUND                HLS FUND
                                              SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT (A)(E)
--------------------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $62,332            $189,891                  $(9)
 Net realized gain (loss) on security
  transactions                                    (570,783)           (261,194)                (283)
 Net realized gain on distributions                104,675             678,391                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (7,581,910)         (4,198,056)                  --
                                             -------------       -------------              -------
 Net increase (decrease) in net assets
  resulting from operations                     (7,985,686)         (3,590,968)                (292)
                                             -------------       -------------              -------
UNIT TRANSACTIONS:
 Purchases                                         550,029             364,889                1,200
 Net transfers                                    (766,488)            600,485                 (908)
 Surrenders for benefit payments and
  fees                                            (865,553)           (656,766)                  --
 Net annuity transactions                               --              (1,541)                  --
                                             -------------       -------------              -------
 Net increase (decrease) in net assets
  resulting from unit transactions              (1,082,012)            307,067                  292
                                             -------------       -------------              -------
 Net increase (decrease) in net assets          (9,067,698)         (3,283,901)                  --
NET ASSETS:
 Beginning of year                              19,607,554          11,819,143                   --
                                             -------------       -------------              -------
 End of year                                   $10,539,856          $8,535,242                 $ --
                                             =============       =============              =======

(a)  Not funded as of December 31, 2008.

(d) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

(e)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            AMERICAN FUNDS
                                             GLOBAL SMALL          AMERICAN FUNDS
                                            CAPITALIZATION             GROWTH
                                               HLS FUND               HLS FUND
                                            SUB-ACCOUNT (E)      SUB-ACCOUNT (A)(E)
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $ --                    $(5)
 Net realized gain (loss) on security
  transactions                                      --                   (620)
 Net realized gain on distributions                 --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         (32)                    --
                                                 -----                 ------
 Net increase (decrease) in net assets
  resulting from operations                        (32)                  (625)
                                                 -----                 ------
UNIT TRANSACTIONS:
 Purchases                                          --                    600
 Net transfers                                      71                     24
 Surrenders for benefit payments and
  fees                                              --                      1
 Net annuity transactions                           --                     --
                                                 -----                 ------
 Net increase (decrease) in net assets
  resulting from unit transactions                  71                    625
                                                 -----                 ------
 Net increase (decrease) in net assets              39                     --
NET ASSETS:
 Beginning of year                                  --                     --
                                                 -----                 ------
 End of year                                       $39                   $ --
                                                 =====                 ======

(a)  Not funded as of December 31, 2008.

(e)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS           HUNTINGTON VA            HUNTINGTON VA
                                     INTERNATIONAL               INCOME                  DIVIDEND
                                        HLS FUND               EQUITY FUND             CAPTURE FUND
                                   SUB-ACCOUNT (A)(E)          SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(3)                   $107,147                 $402,014
 Net realized gain (loss) on
  security transactions                    (409)                    (21,600)                (124,430)
 Net realized gain on
  distributions                              --                     165,684                  245,904
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            --                  (1,371,094)              (1,951,157)
                                         ------               -------------            -------------
 Net increase (decrease) in net
  assets resulting from
  operations                               (412)                 (1,119,863)              (1,427,669)
                                         ------               -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  400                      60,414                   70,028
 Net transfers                               12                     178,826                 (225,543)
 Surrenders for benefit
  payments and fees                          --                    (153,764)                (271,666)
 Net annuity transactions                    --                          --                       --
                                         ------               -------------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                              412                      85,476                 (427,181)
                                         ------               -------------            -------------
 Net increase (decrease) in net
  assets                                     --                  (1,034,387)              (1,854,850)
NET ASSETS:
 Beginning of year                           --                   2,800,603                5,114,553
                                         ------               -------------            -------------
 End of year                               $ --                  $1,766,216               $3,259,703
                                         ======               =============            =============

                                                               HUNTINGTON VA            HUNTINGTON VA
                                      HUNTINGTON VA              MID CORP                    NEW
                                       GROWTH FUND             AMERICA FUND             ECONOMY FUND
                                       SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(4,089)                 $(6,228)                $(17,748)
 Net realized gain (loss) on
  security transactions                     (22,247)                 (35,067)                 (25,506)
 Net realized gain on
  distributions                             178,432                  133,236                  413,132
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        (1,017,189)              (1,322,392)              (2,422,705)
                                      -------------            -------------            -------------
 Net increase (decrease) in net
  assets resulting from
  operations                               (865,093)              (1,230,451)              (2,052,827)
                                      -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  185,699                   80,853                  184,529
 Net transfers                              404,676                   47,706                  187,921
 Surrenders for benefit
  payments and fees                        (133,306)                (234,695)                (176,172)
 Net annuity transactions                        --                       --                       --
                                      -------------            -------------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                              457,069                 (106,136)                 196,278
                                      -------------            -------------            -------------
 Net increase (decrease) in net
  assets                                   (408,024)              (1,336,587)              (1,856,549)
NET ASSETS:
 Beginning of year                        1,949,318                3,274,476                3,755,601
                                      -------------            -------------            -------------
 End of year                             $1,541,294               $1,937,889               $1,899,052
                                      =============            =============            =============

(a)  Not funded as of December 31, 2008.

(e)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                              HUNTINGTON VA            HUNTINGTON VA
                                                 ROTATING              INTERNATIONAL
                                               MARKETS FUND             EQUITY FUND
                                               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $11,949                  $34,967
 Net realized gain (loss) on security
  transactions                                      (35,687)                 (79,090)
 Net realized gain on distributions                  89,231                   64,048
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         (611,103)              (1,369,280)
                                               ------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                        (545,610)              (1,349,355)
                                               ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                           96,013                  167,558
 Net transfers                                      (16,064)                 179,202
 Surrenders for benefit payments and
  fees                                              (82,892)                (183,461)
 Net annuity transactions                                --                       --
                                               ------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                   (2,943)                 163,299
                                               ------------            -------------
 Net increase (decrease) in net assets             (548,553)              (1,186,056)
NET ASSETS:
 Beginning of year                                1,246,749                3,049,116
                                               ------------            -------------
 End of year                                       $698,196               $1,863,060
                                               ============            =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                    HUNTINGTON VA
                                            HUNTINGTON VA              MORTGAGE              HUNTINGTON VA
                                            MACRO 100 FUND         SECURITIES FUND            SITUS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT (F)
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $2,340                 $95,162                 $(62,107)
 Net realized gain (loss) on security
  transactions                                   (100,955)                   (282)                 (72,551)
 Net realized gain on distributions                    --                   2,200                   85,674
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (489,192)                (89,837)              (2,364,243)
                                             ------------            ------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                      (587,807)                  7,243               (2,413,227)
                                             ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                         30,732                  55,460                  235,472
 Net transfers                                   (152,199)                258,312                   48,374
 Surrenders for benefit payments and
  fees                                           (131,729)               (103,246)                (318,057)
 Net annuity transactions                              --                      --                       --
                                             ------------            ------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (253,196)                210,526                  (34,211)
                                             ------------            ------------            -------------
 Net increase (decrease) in net assets           (841,003)                217,769               (2,447,438)
NET ASSETS:
 Beginning of year                              1,819,896               1,304,983                5,798,539
                                             ------------            ------------            -------------
 End of year                                     $978,893              $1,522,752               $3,351,101
                                             ============            ============            =============

                                         LORD ABBETT              LORD ABBETT              LORD ABBETT
                                          ALL VALUE             AMERICA'S VALUE          BOND-DEBENTURE
                                          PORTFOLIO                PORTFOLIO                  FUND
                                         SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(81,928)                $140,868               $1,715,066
 Net realized gain (loss) on security
  transactions                               (198,908)                (242,090)                (373,394)
 Net realized gain on distributions            63,003                  142,117                   85,143
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 (3,092,013)              (2,005,203)              (8,426,987)
                                        -------------            -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                (3,309,846)              (1,964,308)              (7,000,172)
                                        -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                    779,295                  160,866                1,704,089
 Net transfers                              1,728,882                  461,291                5,328,779
 Surrenders for benefit payments and
  fees                                       (426,829)                (373,256)              (2,000,098)
 Net annuity transactions                          --                       --                       --
                                        -------------            -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions          2,081,348                  248,901                5,032,770
                                        -------------            -------------            -------------
 Net increase (decrease) in net assets     (1,228,498)              (1,715,407)              (1,967,402)
NET ASSETS:
 Beginning of year                          9,415,414                6,502,251               31,473,453
                                        -------------            -------------            -------------
 End of year                               $8,186,916               $4,786,844              $29,506,051
                                        =============            =============            =============

(f) Formerly Huntington VA Situs Small Cap Fund. Change effective January 24, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                           LORD ABBETT
                                            GROWTH AND               LORD ABBETT
                                              INCOME               LARGE-CAP CORE
                                            PORTFOLIO                 PORTFOLIO
                                           SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $112,316                 $(26,739)
 Net realized gain (loss) on security
  transactions                                (3,162,637)                (181,723)
 Net realized gain on distributions              467,015                   31,927
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (57,419,543)              (1,752,087)
                                          --------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                  (60,002,849)              (1,928,622)
                                          --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                     9,181,858                  332,568
 Net transfers                                 4,514,217                  787,630
 Surrenders for benefit payments and
  fees                                        (7,768,998)                (202,680)
 Net annuity transactions                         (2,813)                    (427)
                                          --------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions             5,924,264                  917,091
                                          --------------            -------------
 Net increase (decrease) in net assets       (54,078,585)              (1,011,531)
NET ASSETS:
 Beginning of year                           151,714,746                5,259,703
                                          --------------            -------------
 End of year                                 $97,636,161               $4,248,172
                                          ==============            =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                        MFS(R) INVESTORS
                                             MFS(R) CORE           MFS(R) GROWTH             GROWTH
                                            EQUITY SERIES             SERIES              STOCK SERIES
                                             SUB-ACCOUNT          SUB-ACCOUNT (G)          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(3,636)               $(8,720)               $(4,025)
 Net realized gain (loss) on security
  transactions                                   (66,833)                (4,613)               (47,511)
 Net realized gain on distributions                   --                     --                 16,393
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (173,725)              (251,356)              (173,486)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     (244,194)              (264,689)              (208,629)
                                             -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                            --                    264                     --
 Net transfers                                   (67,183)                   362                 39,041
 Surrenders for benefit payments and
  fees                                           (53,306)              (134,852)               (19,303)
 Net annuity transactions                             --                     --                     --
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (120,489)              (134,226)                19,738
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets          (364,683)              (398,915)              (188,891)
NET ASSETS:
 Beginning of year                               641,377                801,536                431,405
                                             -----------            -----------            -----------
 End of year                                    $276,694               $402,621               $242,514
                                             ===========            ===========            ===========


                                           MFS(R) INVESTORS     MFS(R) TOTAL             MFS(R) VALUE
                                             TRUST SERIES       RETURN SERIES               SERIES
                                             SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT (A)(B)
--------------------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(8,969)           $148,359                  $(5)
 Net realized gain (loss) on security
  transactions                                     27,155            (100,805)                (440)
 Net realized gain on distributions                74,367             667,380                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (494,882)         (3,488,075)                  --
                                             ------------       -------------               ------
 Net increase (decrease) in net assets
  resulting from operations                      (402,329)         (2,773,141)                (445)
                                             ------------       -------------               ------
UNIT TRANSACTIONS:
 Purchases                                              5              89,961                  800
 Net transfers                                   (108,751)           (863,341)                (355)
 Surrenders for benefit payments and
  fees                                            (60,779)         (1,456,629)                  --
 Net annuity transactions                              --              19,721                   --
                                             ------------       -------------               ------
 Net increase (decrease) in net assets
  resulting from unit transactions               (169,525)         (2,210,288)                 445
                                             ------------       -------------               ------
 Net increase (decrease) in net assets           (571,854)         (4,983,429)                  --
NET ASSETS:
 Beginning of year                              1,303,898          13,153,858                   --
                                             ------------       -------------               ------
 End of year                                     $732,044          $8,170,429                 $ --
                                             ============       =============               ======

(a)  Not funded as of December 31, 2008.

(b) From inception February 29, 2008 to December 31, 2008.

(g)  Formerly MFS(R) Emerging Growth Series. Change effective May 1, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                              VAN KAMPEN --           VAN KAMPEN --
                                             UIF EQUITY AND           UIF CORE PLUS
                                                 INCOME               FIXED INCOME
                                                PORTFOLIO               PORTFOLIO
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $1,460                 $293,567
 Net realized gain (loss) on security
  transactions                                     (12,506)                (157,219)
 Net realized gain on distributions                  6,657                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         (43,617)              (1,383,620)
                                               -----------            -------------
 Net increase (decrease) in net assets
  resulting from operations                        (48,006)              (1,247,272)
                                               -----------            -------------
UNIT TRANSACTIONS:
 Purchases                                              --                    5,019
 Net transfers                                     (62,320)                 439,178
 Surrenders for benefit payments and
  fees                                             (46,192)              (1,091,824)
 Net annuity transactions                               --                       15
                                               -----------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (108,512)                (647,612)
                                               -----------            -------------
 Net increase (decrease) in net assets            (156,518)              (1,894,884)
NET ASSETS:
 Beginning of year                                 275,714               10,651,667
                                               -----------            -------------
 End of year                                      $119,196               $8,756,783
                                               ===========            =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     VAN KAMPEN --            VAN KAMPEN --
                                      UIF EMERGING             UIF EMERGING             VAN KAMPEN --
                                      MARKETS DEBT            MARKETS EQUITY           UIF HIGH YIELD
                                       PORTFOLIO                PORTFOLIO                 PORTFOLIO
                                      SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $52,779                 $(422,849)                 $74,214
 Net realized gain (loss) on
  security transactions                    (22,152)               (1,692,024)                (126,531)
 Net realized gain on
  distributions                             39,825                 8,360,036                       --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         (226,941)              (27,327,001)                (211,756)
                                      ------------            --------------            -------------
 Net increase (decrease) in net
  assets resulting from
  operations                              (156,489)              (21,081,838)                (264,073)
                                      ------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  22,522                 1,594,849                       --
 Net transfers                             (57,465)                2,005,394                 (528,896)
 Surrenders for benefit
  payments and fees                       (155,056)               (1,379,874)                (254,667)
 Net annuity transactions                       --                      (969)                      --
                                      ------------            --------------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                            (189,999)                2,219,400                 (783,563)
                                      ------------            --------------            -------------
 Net increase (decrease) in net
  assets                                  (346,488)              (18,862,438)              (1,047,636)
NET ASSETS:
 Beginning of year                       1,076,257                33,372,157                1,783,128
                                      ------------            --------------            -------------
 End of year                              $729,769               $14,509,719                 $735,492
                                      ============            ==============            =============

                                      VAN KAMPEN --            VAN KAMPEN --
                                       UIF MID CAP                UIF U.S.             MORGAN STANLEY --
                                         GROWTH                MID CAP VALUE             FOCUS GROWTH
                                        PORTFOLIO                PORTFOLIO                 PORTFOLIO
                                       SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(84,576)                $(101,863)               $(116,447)
 Net realized gain (loss) on
  security transactions                    (345,200)                 (218,778)                 (85,476)
 Net realized gain on
  distributions                           3,044,352                 4,233,825                       --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        (9,173,112)              (10,764,994)              (6,495,585)
                                      -------------            --------------            -------------
 Net increase (decrease) in net
  assets resulting from
  operations                             (6,558,536)               (6,851,810)              (6,697,508)
                                      -------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  724,141                   510,504                   47,327
 Net transfers                            1,102,665                    69,383                 (820,398)
 Surrenders for benefit
  payments and fees                        (586,306)               (1,094,316)              (1,233,913)
 Net annuity transactions                        --                    (2,235)                  (6,470)
                                      -------------            --------------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                            1,240,500                  (516,664)              (2,013,454)
                                      -------------            --------------            -------------
 Net increase (decrease) in net
  assets                                 (5,318,036)               (7,368,474)              (8,710,962)
NET ASSETS:
 Beginning of year                       12,363,359                16,377,530               14,115,276
                                      -------------            --------------            -------------
 End of year                             $7,045,323                $9,009,056               $5,404,314
                                      =============            ==============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                      MORGAN STANLEY --
                                             MORGAN STANLEY --             CAPITAL
                                                 BALANCED               OPPORTUNITIES
                                                 PORTFOLIO                PORTFOLIO
                                              SUB-ACCOUNT (H)            SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(41,063)                $(53,505)
 Net realized gain (loss) on security
  transactions                                      (136,030)                (141,079)
 Net realized gain on distributions                  842,604                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (2,435,541)              (1,885,005)
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                       (1,770,030)              (2,079,589)
                                               -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                             7,608                   23,857
 Net transfers                                      (628,584)                (481,532)
 Surrenders for benefit payments and
  fees                                              (850,526)                (415,347)
 Net annuity transactions                            (12,280)                  (2,195)
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (1,483,782)                (875,217)
                                               -------------            -------------
 Net increase (decrease) in net assets            (3,253,812)              (2,954,806)
NET ASSETS:
 Beginning of year                                 8,226,103                4,702,435
                                               -------------            -------------
 End of year                                      $4,972,291               $1,747,629
                                               =============            =============

(h) Formerly Balanced Growth. Change effective March 8, 2008.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    MORGAN STANLEY --                                 MORGAN STANLEY --
                                         MID CAP             MORGAN STANLEY --            DIVIDEND
                                         GROWTH               FLEXIBLE INCOME              GROWTH
                                        PORTFOLIO                PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT (I)            SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(24,508)                 $25,748                $(146,943)
 Net realized gain (loss) on
  security transactions                     213,697                 (449,277)                 (13,336)
 Net realized gain on
  distributions                                  --                       --                       --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        (2,088,923)                (383,317)              (6,480,507)
                                      -------------            -------------            -------------
 Net increase (decrease) in net
  assets resulting from
  operations                             (1,899,734)                (806,846)              (6,640,786)
                                      -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                   12,765                       --                  120,880
 Net transfers                             (267,888)                (579,741)              (1,308,144)
 Surrenders for benefit
  payments and fees                        (302,819)                (668,642)              (1,867,628)
 Net annuity transactions                    (2,409)                      --                   (4,461)
                                      -------------            -------------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                             (560,351)              (1,248,383)              (3,059,353)
                                      -------------            -------------            -------------
 Net increase (decrease) in net
  assets                                 (2,460,085)              (2,055,229)              (9,700,139)
NET ASSETS:
 Beginning of year                        4,248,622                4,288,913               19,701,556
                                      -------------            -------------            -------------
 End of year                             $1,788,537               $2,233,684              $10,001,417
                                      =============            =============            =============

                                                             MORGAN STANLEY --
                                    MORGAN STANLEY --             CAPITAL             MORGAN STANLEY --
                                      GLOBAL EQUITY               GROWTH                MONEY MARKET
                                        PORTFOLIO                PORTFOLIO                PORTFOLIO
                                       SUB-ACCOUNT            SUB-ACCOUNT (J)            SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(25,768)                $(34,324)                 $32,666
 Net realized gain (loss) on
  security transactions                      24,666                   42,834                       --
 Net realized gain on
  distributions                             348,273                       --                       --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        (3,603,187)              (1,661,352)                      --
                                      -------------            -------------            -------------
 Net increase (decrease) in net
  assets resulting from
  operations                             (3,256,016)              (1,652,842)                  32,666
                                      -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                   61,142                       --                    6,000
 Net transfers                             (335,628)                (181,283)              12,347,717
 Surrenders for benefit
  payments and fees                        (651,167)                (274,013)              (4,356,657)
 Net annuity transactions                    (7,780)                      --                       --
                                      -------------            -------------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                             (933,433)                (455,296)               7,997,060
                                      -------------            -------------            -------------
 Net increase (decrease) in net
  assets                                 (4,189,449)              (2,108,138)               8,029,726
NET ASSETS:
 Beginning of year                        7,517,861                3,544,470                7,820,233
                                      -------------            -------------            -------------
 End of year                             $3,328,412               $1,436,332              $15,849,959
                                      =============            =============            =============

(i)  Formerly Developing Growth. Change effective May 1, 2008.

(j)  Formerly Growth. Change effective May 1, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             MORGAN STANLEY --        MORGAN STANLEY --
                                                  GLOBAL               EQUALLY-WEIGHTED
                                              INFRASTRUCTURE               S&P 500
                                                 PORTFOLIO                PORTFOLIO
                                              SUB-ACCOUNT (K)            SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(40,568)                  $54,100
 Net realized gain (loss) on security
  transactions                                       163,380                   127,180
 Net realized gain on distributions                       --                 3,375,430
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (2,006,862)              (10,459,631)
                                               -------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                       (1,884,050)               (6,902,921)
                                               -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                             3,689                    86,937
 Net transfers                                      (142,264)               (2,403,988)
 Surrenders for benefit payments and
  fees                                              (626,565)               (1,933,225)
 Net annuity transactions                             34,285                    (8,372)
                                               -------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                  (730,855)               (4,258,648)
                                               -------------            --------------
 Net increase (decrease) in net assets            (2,614,905)              (11,161,569)
NET ASSETS:
 Beginning of year                                 5,914,921                19,618,685
                                               -------------            --------------
 End of year                                      $3,300,016                $8,457,116
                                               =============            ==============

(k) Formerly Utilities. Change effective November 3, 2008.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            VAN KAMPEN --          VAN KAMPEN --
                                              UIF SMALL              UIF GLOBAL
                                           COMPANY GROWTH            FRANCHISE             MTB LARGE CAP
                                              PORTFOLIO              PORTFOLIO             GROWTH FUND II
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(9,968)                $(1,400)               $(10,874)
 Net realized gain (loss) on security
  transactions                                  (114,912)                (39,631)                (30,781)
 Net realized gain on distributions               43,965                  51,062                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (200,118)               (313,257)               (489,602)
                                             -----------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                     (281,033)               (303,226)               (531,257)
                                             -----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                            --                      --                  58,586
 Net transfers                                   (37,828)               (258,604)                 77,453
 Surrenders for benefit payments and
  fees                                           (61,193)                (85,267)               (102,221)
 Net annuity transactions                             --                      --                      --
                                             -----------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (99,021)               (343,871)                 33,818
                                             -----------            ------------            ------------
 Net increase (decrease) in net assets          (380,054)               (647,097)               (497,439)
NET ASSETS:
 Beginning of year                               651,536               1,157,875               1,288,304
                                             -----------            ------------            ------------
 End of year                                    $271,482                $510,778                $790,865
                                             ===========            ============            ============

                                                                       MTB MANAGED             MTB MANAGED
                                                                       ALLOCATION              ALLOCATION
                                             MTB LARGE CAP          FUND -- MODERATE       FUND -- AGGRESSIVE
                                             VALUE FUND II              GROWTH II               GROWTH II
                                              SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(3,367)                  $3,529                $(3,908)
 Net realized gain (loss) on security
  transactions                                     (57,398)                 (20,182)               (14,828)
 Net realized gain on distributions                     --                  195,896                 51,248
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (1,274,386)              (1,283,353)              (264,652)
                                             -------------            -------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     (1,335,151)              (1,104,110)              (232,140)
                                             -------------            -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                         138,066                  103,922                  8,460
 Net transfers                                     (25,449)                 599,608                (31,952)
 Surrenders for benefit payments and
  fees                                            (159,988)                (325,105)               (55,508)
 Net annuity transactions                               --                       --                     --
                                             -------------            -------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (47,371)                 378,425                (79,000)
                                             -------------            -------------            -----------
 Net increase (decrease) in net assets          (1,382,522)                (725,685)              (311,140)
NET ASSETS:
 Beginning of year                               3,317,506                3,366,553                628,795
                                             -------------            -------------            -----------
 End of year                                    $1,934,984               $2,640,868               $317,655
                                             =============            =============            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                 MTB MANAGED
                                                 ALLOCATION                OPPENHEIMER
                                            FUND -- CONSERVATIVE             MIDCAP
                                                  GROWTH II                  FUND/VA
                                                 SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                         $4,408                   $(39,392)
 Net realized gain (loss) on security
  transactions                                        (1,267)                   (44,773)
 Net realized gain on distributions                   17,416                         --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (168,117)                (1,510,264)
                                                 -----------              -------------
 Net increase (decrease) in net assets
  resulting from operations                         (147,560)                (1,594,429)
                                                 -----------              -------------
UNIT TRANSACTIONS:
 Purchases                                             4,860                    133,222
 Net transfers                                       225,956                    337,045
 Surrenders for benefit payments and
  fees                                               (42,006)                  (135,410)
 Net annuity transactions                                 --                         --
                                                 -----------              -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                   188,810                    334,857
                                                 -----------              -------------
 Net increase (decrease) in net assets                41,250                 (1,259,572)
NET ASSETS:
 Beginning of year                                   593,901                  2,987,242
                                                 -----------              -------------
 End of year                                        $635,151                 $1,727,670
                                                 ===========              =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         OPPENHEIMER
                                           CAPITAL                  OPPENHEIMER          OPPENHEIMER
                                         APPRECIATION            GLOBAL SECURITIES       MAIN STREET
                                           FUND/VA                    FUND/VA            FUND(R)/VA
                                         SUB-ACCOUNT                SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(778,608)                 $(361,139)           $(42,595)
 Net realized gain (loss) on security
  transactions                                (394,180)                (3,339,527)           (190,938)
 Net realized gain on distributions                 --                 12,161,941             643,538
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 (28,963,165)              (102,010,446)         (5,159,189)
                                        --------------            ---------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                (30,135,953)               (93,549,171)         (4,749,184)
                                        --------------            ---------------       -------------
UNIT TRANSACTIONS:
 Purchases                                   4,231,872                 11,785,611             446,194
 Net transfers                              12,086,074                  9,423,290             692,644
 Surrenders for benefit payments and
  fees                                      (3,294,703)               (10,026,951)           (563,706)
 Net annuity transactions                           --                     (2,590)                 --
                                        --------------            ---------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions          13,023,243                 11,179,360             575,132
                                        --------------            ---------------       -------------
 Net increase (decrease) in net assets     (17,112,710)               (82,369,811)         (4,174,052)
NET ASSETS:
 Beginning of year                          54,377,812                212,919,425          11,224,634
                                        --------------            ---------------       -------------
 End of year                               $37,265,102               $130,549,614          $7,050,582
                                        ==============            ===============       =============

                                         OPPENHEIMER
                                         MAIN STREET           PUTNAM VT                 PUTNAM VT
                                          SMALL CAP           DIVERSIFIED              GLOBAL ASSET
                                          FUND(R)/VA          INCOME FUND             ALLOCATION FUND
                                         SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(846,618)          $1,597,930                 $155,669
 Net realized gain (loss) on security
  transactions                              (1,103,993)            (580,537)                (147,203)
 Net realized gain on distributions          3,882,310                   --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 (32,891,041)         (13,330,170)              (2,696,874)
                                        --------------       --------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                (30,959,342)         (12,312,777)              (2,688,408)
                                        --------------       --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                   2,980,928            3,224,900                  142,817
 Net transfers                               3,788,275           (2,069,164)                 210,730
 Surrenders for benefit payments and
  fees                                      (4,481,009)          (2,152,530)                (344,218)
 Net annuity transactions                           --                 (402)                      --
                                        --------------       --------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions           2,288,194             (997,196)                   9,329
                                        --------------       --------------            -------------
 Net increase (decrease) in net assets     (28,671,148)         (13,309,973)              (2,679,079)
NET ASSETS:
 Beginning of year                          75,588,149           38,646,760                7,605,827
                                        --------------       --------------            -------------
 End of year                               $46,917,001          $25,336,787               $4,926,748
                                        ==============       ==============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                    PUTNAM VT
                                            PUTNAM VT             INTERNATIONAL
                                           GROWTH AND              GROWTH AND
                                           INCOME FUND             INCOME FUND
                                           SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $36,201                $(4,354)
 Net realized gain (loss) on security
  transactions                                 (163,630)               (25,550)
 Net realized gain on distributions           1,013,533                 81,707
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (3,586,845)              (466,187)
                                          -------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                  (2,700,741)              (414,384)
                                          -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                      117,971                 83,767
 Net transfers                                 (379,955)               950,018
 Surrenders for benefit payments and
  fees                                         (301,399)               (41,528)
 Net annuity transactions                            --                     --
                                          -------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (563,383)               992,257
                                          -------------            -----------
 Net increase (decrease) in net assets       (3,264,124)               577,873
NET ASSETS:
 Beginning of year                            7,122,486                 52,300
                                          -------------            -----------
 End of year                                 $3,858,362               $630,173
                                          =============            ===========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          PUTNAM VT                                 PUTNAM VT
                                        INTERNATIONAL          PUTNAM VT               NEW
                                         EQUITY FUND         INVESTORS FUND        VALUE FUND
                                         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $384,412            $(369,261)            $28,607
 Net realized gain (loss) on security
  transactions                                (789,532)            (320,423)           (322,232)
 Net realized gain on distributions         10,818,844                   --           1,761,735
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 (48,148,622)         (14,189,962)         (5,891,760)
                                        --------------       --------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                (37,734,898)         (14,879,646)         (4,423,650)
                                        --------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                   2,251,241            5,554,815             230,096
 Net transfers                               6,678,326           14,176,874            (797,254)
 Surrenders for benefit payments and
  fees                                      (4,382,667)          (1,827,905)           (346,694)
 Net annuity transactions                           --                   --                  --
                                        --------------       --------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions           4,546,900           17,903,784            (913,852)
                                        --------------       --------------       -------------
 Net increase (decrease) in net assets     (33,187,998)           3,024,138          (5,337,502)
NET ASSETS:
 Beginning of year                          81,508,020           22,038,487          10,262,705
                                        --------------       --------------       -------------
 End of year                               $48,320,022          $25,062,625          $4,925,203
                                        ==============       ==============       =============

                                          PUTNAM VT                 PUTNAM VT
                                          SMALL CAP             THE GEORGE PUTNAM           PUTNAM VT
                                          VALUE FUND             FUND OF BOSTON             VISTA FUND
                                         SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(27,654)                $162,254                $(14,038)
 Net realized gain (loss) on security
  transactions                                (958,004)                (125,779)                (12,886)
 Net realized gain on distributions         12,422,407                  466,857                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 (34,384,382)              (3,070,211)               (483,844)
                                        --------------            -------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                (22,947,633)              (2,566,879)               (510,768)
                                        --------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                     623,100                  754,662                  35,599
 Net transfers                                (464,602)                (484,097)                139,156
 Surrenders for benefit payments and
  fees                                      (2,887,192)                (245,046)                (54,692)
 Net annuity transactions                           --                       --                      --
                                        --------------            -------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions          (2,728,694)                  25,519                 120,063
                                        --------------            -------------            ------------
 Net increase (decrease) in net assets     (25,676,327)              (2,541,360)               (390,705)
NET ASSETS:
 Beginning of year                          57,444,394                6,113,044               1,056,092
                                        --------------            -------------            ------------
 End of year                               $31,768,067               $3,571,684                $665,387
                                        ==============            =============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                          PIONEER
                                                 PUTNAM VT               FUND VCT
                                               VOYAGER FUND              PORTFOLIO
                                                SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(25,308)               $(2,619)
 Net realized gain (loss) on security
  transactions                                       (46,361)               (20,620)
 Net realized gain on distributions                       --                 22,356
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (670,057)              (216,973)
                                               -------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                         (741,726)              (217,856)
                                               -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                            14,719                    236
 Net transfers                                      (168,101)               (94,794)
 Surrenders for benefit payments and
  fees                                              (177,394)              (106,900)
 Net annuity transactions                             10,236                     --
                                               -------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions                  (320,540)              (201,458)
                                               -------------            -----------
 Net increase (decrease) in net assets            (1,062,266)              (419,314)
NET ASSETS:
 Beginning of year                                 2,201,923                771,857
                                               -------------            -----------
 End of year                                      $1,139,657               $352,543
                                               =============            ===========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             PIONEER OAK                                    VAN KAMPEN LIT
                                           RIDGE LARGE CAP         VAN KAMPEN LIT             GROWTH AND
                                             GROWTH VCT              ENTERPRISE                 INCOME
                                              PORTFOLIO              PORTFOLIO                PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(5,864)                $(7,408)                 $143,696
 Net realized gain (loss) on security
  transactions                                    (5,589)                (76,319)                 (694,107)
 Net realized gain on distributions               18,314                      --                 1,510,879
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (189,085)               (433,106)              (17,614,984)
                                             -----------            ------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                     (182,224)               (516,833)              (16,654,516)
                                             -----------            ------------            --------------
UNIT TRANSACTIONS:
 Purchases                                           217                  14,667                 1,524,989
 Net transfers                                   (24,702)                (93,872)                  205,696
 Surrenders for benefit payments and
  fees                                           (64,269)               (147,307)               (2,888,941)
 Net annuity transactions                             --                      --                      (568)
                                             -----------            ------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (88,754)               (226,512)               (1,158,824)
                                             -----------            ------------            --------------
 Net increase (decrease) in net assets          (270,978)               (743,345)              (17,813,340)
NET ASSETS:
 Beginning of year                               528,500               1,335,343                49,755,018
                                             -----------            ------------            --------------
 End of year                                    $257,522                $591,998               $31,941,678
                                             ===========            ============            ==============

                                                                  VAN KAMPEN LIT         VAN KAMPEN LIT
                                           VAN KAMPEN LIT             CAPITAL                MID CAP
                                              COMSTOCK                GROWTH                 GROWTH
                                              PORTFOLIO              PORTFOLIO              PORTFOLIO
                                             SUB-ACCOUNT          SUB-ACCOUNT (L)        SUB-ACCOUNT (M)
--------------------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $486,855                $(4,726)               $(2,743)
 Net realized gain (loss) on security
  transactions                                (2,202,887)                 2,985                 (1,778)
 Net realized gain on distributions            3,826,805                     --                 43,243
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (31,684,073)              (155,906)              (138,368)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                  (29,573,300)              (157,647)               (99,646)
                                             -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                       985,705                     --                     --
 Net transfers                                (1,455,958)                (3,651)                83,803
 Surrenders for benefit payments and
  fees                                        (4,436,693)               (38,210)               (32,011)
 Net annuity transactions                             --                     --                     --
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (4,906,946)               (41,861)                51,792
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets       (34,480,246)              (199,508)               (47,854)
NET ASSETS:
 Beginning of year                            81,456,728                351,046                183,151
                                             -----------            -----------            -----------
 End of year                                 $46,976,482               $151,538               $135,297
                                             ===========            ===========            ===========

(l) Formerly Van Kampen Life Investment Trust Strategic Growth Portfolio. Change effective April 30, 2008.

(m) Formerly Van Kampen LIT Aggressive Growth Portfolio. Change effective April 30, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                     WELLS FARGO
                                             VAN KAMPEN LIT          ADVANTAGE VT
                                               GOVERNMENT           C&B LARGE CAP
                                                PORTFOLIO             VALUE FUND
                                               SUB-ACCOUNT         SUB-ACCOUNT (N)
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $5,445                 $ --
 Net realized gain (loss) on security
  transactions                                      (7,113)                 (50)
 Net realized gain on distributions                     --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (7,952)              (1,196)
                                               -----------             --------
 Net increase (decrease) in net assets
  resulting from operations                         (9,620)              (1,246)
                                               -----------             --------
UNIT TRANSACTIONS:
 Purchases                                           1,500                   --
 Net transfers                                     (66,828)               3,851
 Surrenders for benefit payments and
  fees                                             (88,724)                  (1)
 Net annuity transactions                               --                   --
                                               -----------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions                (154,052)               3,850
                                               -----------             --------
 Net increase (decrease) in net assets            (163,672)               2,604
NET ASSETS:
 Beginning of year                                 607,461                   --
                                               -----------             --------
 End of year                                      $443,789               $2,604
                                               ===========             ========

(n) Funded as of April 9, 2008.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                    RIDGEWORTH
                                     WELLS FARGO          WELLS FARGO          WELLS FARGO        VARIABLE TRUST
                                    ADVANTAGE VT         ADVANTAGE VT         ADVANTAGE VT           LARGE CAP
                                    LARGE COMPANY            MONEY              SMALL CAP             GROWTH
                                     GROWTH FUND          MARKET FUND          GROWTH FUND          STOCK FUND
                                     SUB-ACCOUNT        SUB-ACCOUNT (O)        SUB-ACCOUNT        SUB-ACCOUNT (P)
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(246)                 $65                $(219)               $(348)
 Net realized gain (loss) on
  security transactions                  (4,202)                  --               (5,401)                  43
 Net realized gain on
  distributions                              --                   --                4,398                3,587
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        (5,270)                  --               (6,320)             (14,188)
                                      ---------            ---------            ---------            ---------
 Net increase (decrease) in net
  assets resulting from
  operations                             (9,718)                  65               (7,542)             (10,906)
                                      ---------            ---------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                   --                   --                   --                   --
 Net transfers                           (7,908)              71,161               (2,224)               2,653
 Surrenders for benefit
  payments and fees                          --                    1                   (1)                 (99)
 Net annuity transactions                    --                   --                   --                   --
                                      ---------            ---------            ---------            ---------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (7,908)              71,162               (2,225)               2,554
                                      ---------            ---------            ---------            ---------
 Net increase (decrease) in net
  assets                                (17,626)              71,227               (9,767)              (8,352)
NET ASSETS:
 Beginning of year                       24,297                   --               15,308               25,693
                                      ---------            ---------            ---------            ---------
 End of year                             $6,671              $71,227               $5,541              $17,341
                                      =========            =========            =========            =========

                                      RIDGEWORTH                                  RIDGEWORTH
                                    VARIABLE TRUST         RIDGEWORTH           VARIABLE TRUST
                                      LARGE CAP          VARIABLE TRUST            LARGE CAP
                                         CORE             MID-CAP CORE               VALUE
                                     EQUITY FUND           EQUITY FUND            EQUITY FUND
                                   SUB-ACCOUNT (Q)       SUB-ACCOUNT (R)        SUB-ACCOUNT (S)
-------------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(796)               $(803)                 $13,750
 Net realized gain (loss) on
  security transactions                   (4,803)              (1,543)                 (20,255)
 Net realized gain on
  distributions                           15,268                8,773                  192,111
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        (69,316)             (42,253)              (1,089,818)
                                      ----------            ---------            -------------
 Net increase (decrease) in net
  assets resulting from
  operations                             (59,647)             (35,826)                (904,212)
                                      ----------            ---------            -------------
UNIT TRANSACTIONS:
 Purchases                                    --                   --                   73,953
 Net transfers                            11,018                 (361)                 465,238
 Surrenders for benefit
  payments and fees                       (1,248)              (2,450)                (175,948)
 Net annuity transactions                     --                   --                       --
                                      ----------            ---------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                             9,770               (2,811)                 363,243
                                      ----------            ---------            -------------
 Net increase (decrease) in net
  assets                                 (49,877)             (38,637)                (540,969)
NET ASSETS:
 Beginning of year                       139,041               86,710                2,328,608
                                      ----------            ---------            -------------
 End of year                             $89,164              $48,073               $1,787,639
                                      ==========            =========            =============

(o) Funded as of October 9, 2008.

(p) Formerly STI Classic VT Large Cap Growth Stock Fund. Change effective May 1, 2008.

(q) Formerly STI Classic VT Large Cap Core Equity Fund. Change effective May 1, 2008.

(r) Formerly STI Classic VT Mid-Cap Core Equity Fund. Change effective May 1, 2008.

(s) Formerly STI Classic VT Large Cap Value Equity Fund. Change effective May 1, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Three (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in the various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively the "Sub-Accounts"): the AllianceBernstein VPS Balanced Wealth Strategy Portfolio, *AllianceBernstein VPS Global Research Growth Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, AIM V.I. International Growth Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds Global Small Capitalization Fund, BB&T Mid Cap Growth VIF, BB&T Capital Manager Equity VIF, BB&T Large Cap VIF, BB&T Special Opportunities Equity VIF, BB&T Total Return Bond VIF, Evergreen VA Diversified Capital Builder Fund, Evergreen VA Growth Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund, Evergreen VA Special Values Fund, Evergreen VA Fundamental Large Cap Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Contrafund(R) Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Dynamic Capital Appreciation Portfolio, Franklin Income Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Growth Securities Fund, Templeton Global Bond Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Fundamental Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Equity HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Growth HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap Growth HLS Fund, Hartford Money Market HLS Fund, Hartford SmallCap Value HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, American Funds Bond HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds International HLS Fund, Huntington VA Income Equity Fund, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Mid Corp America Fund, Huntington VA New Economy Fund, Huntington VA Rotating Markets Fund, Huntington VA International Equity Fund, Huntington VA Macro 100 Fund, Huntington VA Mortgage Securities Fund, Huntington VA Situs Fund, Lord Abbett All Value Portfolio, Lord Abbett America's Value Portfolio, Lord Abbett Bond-Debenture Fund, Lord Abbett Growth and Income Portfolio, Lord Abbett Large-Cap Core Portfolio, MFS(R) Core Equity Series, MFS(R) Growth Series, MFS(R) Investors Growth Stock Series, MFS(R) Investors Trust Series, MFS(R) Total Return Series, MFS(R) Value Series, Van Kampen -- UIF Equity and Income Portfolio, Van Kampen -- UIF Core Plus Fixed Income Portfolio, Van Kampen -- UIF Emerging Markets Debt Portfolio, Van Kampen -- UIF Emerging Markets Equity Portfolio, Van Kampen -- UIF High Yield Portfolio, Van Kampen -- UIF Mid Cap Growth Portfolio, Van Kampen -- UIF U.S. Mid Cap Value Portfolio, Morgan Stanley -- Focus Growth Portfolio, Morgan Stanley -- Balanced Portfolio, Morgan Stanley -- Capital Opportunities Portfolio, Morgan Stanley -- Mid Cap Growth Portfolio, Morgan Stanley -- Flexible Income Portfolio, Morgan Stanley -- Dividend Growth Portfolio, *Morgan Stanley -- Global Equity Portfolio, Morgan Stanley -- Capital Growth Portfolio, Morgan Stanley -- Money Market Portfolio, Morgan Stanley -- Global Infrastructure Portfolio, Morgan Stanley -- Equally-Weighted S&P 500 Portfolio, Van Kampen -- UIF Small Company Growth Portfolio, Van Kampen -- UIF Global Franchise Portfolio, *MTB Large Cap Growth Fund II, *MTB Large Cap Value Fund II, MTB Managed Allocation Fund -- Moderate Growth II, *MTB Managed Allocation Fund -- Aggressive Growth II, *MTB Managed Allocation Fund -- Conservative Growth II, Oppenheimer MidCap Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund(R)/VA, Oppenheimer Main Street Small Cap Fund(R)/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Growth

-------------------------------------------------------------------------------

    and Income Fund, Putnam VT International Growth and Income Fund, Putnam VT International Equity Fund, Putnam VT Investors Fund, Putnam VT Small Cap Value Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Vista Fund, Putnam VT Voyager Fund, Putnam VT Equity Income Fund, Pioneer Fund VCT Portfolio, *Pioneer Oak Ridge Large Cap Growth VCT Portfolio, *Van Kampen LIT Enterprise Portfolio, Van Kampen LIT Growth and Income Portfolio, Van Kampen LIT Comstock Portfolio, Van Kampen LIT Capital Growth Portfolio, Van Kampen LIT Mid Cap Growth Portfolio, Van Kampen LIT Government Portfolio, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Small Cap Growth Fund, *RidgeWorth Variable Trust Large Cap Growth Stock Fund, *RidgeWorth Variable Trust Large Cap Core Equity Fund, *RidgeWorth Variable Trust Mid-Cap Core Equity Fund and *RidgeWorth Variable Trust Large Cap Value Equity Fund.

       * These funds were liquidated during 2009, as a result, are not presented in the statements of assets and liabilities.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in first out method. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements. Actual results could vary from the amounts derived from management's estimates.

       e) SUBSEQUENT EVENTS -- Management has evaluated events subsequent to December 31, 2009 and through the Account's financial statement issuance date of February 23, 2010, noting there are no subsequent events requiring disclosure. Management has not evaluated subsequent events after that date for presentation in these financial statements.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

       g) FAIR VALUE MEASUREMENTS -- The Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2009.

       For financial instruments that are carried at fair value a hierarchy is used to place the instruments into three broad levels (Level 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       LEVEL 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2009, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the Fair Value hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- Management has continued to evaluate the application of ASC 740-10 to the Account to determine whether or not there are uncertain tax positions that require financial statement recognition. Based on this review, the Account has determined no reserves for uncertain tax positions were required to have been recorded as a result of the adoption of ASC 740-10. The Account is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The 2007 through 2009 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES AND ADMINISTRATIVE FEES -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.60% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of up to 0.20% of the Account's average daily net assets.

       b) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These charges are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) RIDER CHARGES -- The Company will charge an expense for various Rider charges, which are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

4.     PURCHASES AND SALES OF INVESTMENTS:

                                               PURCHASES             PROCEEDS
SUB-ACCOUNT                                     AT COST             FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth
 Strategy Portfolio                              $3,089,007           $5,604,082
AllianceBernstein VPS Global Research
 Growth Portfolio                                    42,112            1,174,656
AllianceBernstein VPS International Value
 Portfolio                                        9,269,213           20,106,749
AllianceBernstein VPS Small/Mid Cap Value
 Portfolio                                        1,951,216            2,071,600
AllianceBernstein VPS Value Portfolio             6,298,961            8,186,840
AllianceBernstein VPS International Growth
 Portfolio                                        2,529,968              844,335
AIM V.I. International Growth Fund                    3,097                   30
American Funds Global Growth Fund                   482,346              436,306
American Funds Growth Fund                        1,144,979            2,966,730
American Funds Growth-Income Fund                 1,233,606            2,173,384
American Funds International Fund                 1,082,412            1,909,623
American Funds Global Small Capitalization
 Fund                                               162,590              475,369
BB&T Mid Cap Growth VIF                               7,276              781,217

-------------------------------------------------------------------------------

                                               PURCHASES      PROCEEDS
SUB-ACCOUNT                                     AT COST      FROM SALES
---------------------------------------------------------------------------------------
BB&T Capital Manager Equity VIF                     $26,487  $153,243
BB&T Large Cap VIF                                  194,463  561,904
BB&T Special Opportunities Equity VIF             1,779,928  1,816,096
BB&T Total Return Bond VIF                        2,114,927  1,673,444
Evergreen VA Diversified Capital Builder
 Fund                                               133,142  139,833
Evergreen VA Growth Fund                            121,029  699,225
Evergreen VA International Equity Fund              181,851  405,017
Evergreen VA Omega Fund                             467,678  364,310
Evergreen VA Special Values Fund                  1,193,431  1,773,567
Evergreen VA Fundamental Large Cap Fund              88,428   44,073
Fidelity VIP Equity-Income Portfolio              5,478,037  9,179,651
Fidelity VIP Growth Portfolio                     1,898,972  2,523,989
Fidelity VIP Contrafund(R) Portfolio              9,341,577  34,349,802
Fidelity VIP Mid Cap Portfolio                    5,797,750  10,845,062
Fidelity VIP Value Strategies Portfolio           1,868,778  891,808
Fidelity VIP Dynamic Capital Appreciation
 Portfolio                                          166,517   68,932
Franklin Income Securities Fund                      14,764       32
Franklin Small-Mid Cap Growth Securities
 Fund                                               336,940  433,907
Franklin Small Cap Value Securities Fund              1,557       56
Franklin Strategic Income Securities Fund         2,558,721  2,662,303
Mutual Shares Securities Fund                       577,763  1,543,117
Templeton Developing Markets Securities
 Fund                                               293,397  387,943
Templeton Growth Securities Fund                    141,642  215,397
Templeton Global Bond Securities Fund                   304       55
Hartford Advisers HLS Fund                        3,058,024  3,819,831
Hartford Total Return Bond HLS Fund              51,618,012  54,458,278
Hartford Capital Appreciation HLS Fund           28,098,609  4,470,020
Hartford Dividend and Growth HLS Fund            14,207,665  25,948,739
Hartford Fundamental Growth HLS Fund                666,526  517,049
Hartford Global Advisers HLS Fund                   870,634  854,003
Hartford Global Equity HLS Fund                     573,999   63,391
Hartford Global Growth HLS Fund                     952,163  1,182,149
Hartford Disciplined Equity HLS Fund              6,270,110  21,443,228
Hartford Growth HLS Fund                            652,201  1,640,144
Hartford Growth Opportunities HLS Fund            4,972,827  9,350,412
Hartford High Yield HLS Fund                     24,083,781  13,593,914
Hartford Index HLS Fund                           1,710,024  1,470,555
Hartford International Growth HLS Fund            1,370,699  3,677,331
Hartford International Small Company HLS
 Fund                                             2,943,527  1,885,238
Hartford International Opportunities HLS
 Fund                                             4,858,446  9,649,295
Hartford MidCap Growth HLS Fund                   5,387,405  744,170
Hartford Money Market HLS Fund                   50,911,512  118,104,784
Hartford SmallCap Value HLS Fund                    929,327  517,171
Hartford Small Company HLS Fund                   1,959,731  2,910,158
Hartford SmallCap Growth HLS Fund                 4,086,427  3,103,559
Hartford Stock HLS Fund                           1,088,388  2,213,437
Hartford U.S. Government Securities HLS
 Fund                                            30,099,166  39,701,815
Hartford Value HLS Fund                           2,761,416  4,786,532

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                               PURCHASES             PROCEEDS
SUB-ACCOUNT                                     AT COST             FROM SALES
--------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund            $1,327,559           $2,995,204
Hartford Equity Income HLS Fund                   2,945,603            2,025,686
American Funds Bond HLS Fund                          9,654                   93
American Funds Global small Capitalization
 HLS Fund                                                (1)                   1
American Funds Growth HLS Fund                        5,439                  139
American Funds International HLS Fund                 3,881                  152
Huntington VA Income Equity Fund                     87,325              255,663
Huntington VA Dividend Capture Fund                 146,210              580,264
Huntington VA Growth Fund                           132,744              168,737
Huntington VA Mid Corp America Fund                 100,706              445,809
Huntington VA New Economy Fund                      150,239              377,233
Huntington VA Rotating Markets Fund                  46,935              114,120
Huntington VA International Equity Fund             291,762              364,727
Huntington VA Macro 100 Fund                         76,977              261,083
Huntington VA Mortgage Securities Fund              201,820              262,323
Huntington VA Situs Fund                            214,305              548,712
Lord Abbett All Value Portfolio                   1,010,473            1,831,731
Lord Abbett America's Value Portfolio             1,467,283            1,606,969
Lord Abbett Bond-Debenture Fund                  10,785,707            6,426,859
Lord Abbett Growth and Income Portfolio           4,160,362           12,138,817
Lord Abbett Large-Cap Core Portfolio              1,789,903            1,079,798
MFS(R) Core Equity Series                            20,016               18,939
MFS(R) Growth Series                                 18,275               44,140
MFS(R) Investors Growth Stock Series                 14,810               48,909
MFS(R) Investors Trust Series                       108,641               77,507
MFS(R) Total Return Series                          877,402            1,385,452
MFS(R) Value Series                                   5,390                   21
Van Kampen -- UIF Equity and Income
 Portfolio                                           50,348                3,606
Van Kampen -- UIF Core Plus Fixed Income
 Portfolio                                        2,554,828            2,455,964
Van Kampen -- UIF Emerging Markets Debt
 Portfolio                                          141,574              179,450
Van Kampen -- UIF Emerging Markets Equity
 Portfolio                                        7,752,972            4,950,042
Van Kampen -- UIF High Yield Portfolio              516,524              537,932
Van Kampen -- UIF Mid Cap Growth Portfolio        1,929,805            1,983,558
Van Kampen -- UIF U.S. Mid Cap Value
 Portfolio                                        1,220,980            1,785,180
Morgan Stanley -- Focus Growth Portfolio            282,405            1,271,178
Morgan Stanley -- Balanced Portfolio                489,710            1,392,332
Morgan Stanley -- Capital Opportunities
 Portfolio                                          105,084              645,714
Morgan Stanley -- Mid Cap Growth Portfolio          176,169              548,058
Morgan Stanley -- Flexible Income
 Portfolio                                          495,074              733,872
Morgan Stanley -- Dividend Growth
 Portfolio                                          330,684            2,123,272
Morgan Stanley -- Global Equity Portfolio           145,882            3,159,625
Morgan Stanley -- Capital Growth Portfolio          238,794              500,731
Morgan Stanley -- Money Market Portfolio          7,569,470           12,762,522
Morgan Stanley -- Global Infrastructure
 Portfolio                                          245,060              721,346
Morgan Stanley -- Equally-Weighted S&P 500
 Portfolio                                          984,537            2,482,866
Van Kampen -- UIF Small Company Growth
 Portfolio                                           30,971               49,619
Van Kampen -- UIF Global Franchise
 Portfolio                                          111,577               98,352
MTB Large Cap Growth Fund II                         21,388              793,686

-------------------------------------------------------------------------------

                                               PURCHASES             PROCEEDS
SUB-ACCOUNT                                     AT COST             FROM SALES
--------------------------------------------------------------------------------
MTB Large Cap Value Fund II                         $52,814           $1,798,885
MTB Managed Allocation Fund -- Moderate
 Growth II                                          265,833              509,230
MTB Managed Allocation Fund -- Aggressive
 Growth II                                            7,066              275,124
MTB Managed Allocation Fund -- Conservative
 Growth II                                           17,312              604,941
Oppenheimer MidCap Fund/VA                          466,503              637,140
Oppenheimer Capital Appreciation Fund/VA          3,210,886            7,128,585
Oppenheimer Global Securities Fund/VA             8,215,572           17,824,998
Oppenheimer Main Street Fund(R)/VA                  816,965            1,160,588
Oppenheimer Main Street Small Cap
 Fund(R)/VA                                       4,381,083           10,053,138
Putnam VT Diversified Income Fund                11,307,664            6,267,891
Putnam VT Global Asset Allocation Fund            1,249,137            1,413,919
Putnam VT Growth and Income Fund                    393,702            1,007,566
Putnam VT International Growth and Income
 Fund                                               262,484              277,309
Putnam VT International Equity Fund               2,503,138           10,408,060
Putnam VT Investors Fund                          2,036,894            4,745,474
Putnam VT Small Cap Value Fund                    4,066,295            7,600,526
Putnam VT The George Putnam Fund of Boston          393,165              667,461
Putnam VT Vista Fund                                 82,454              253,053
Putnam VT Voyager Fund                            2,397,386              779,071
Putnam VT Equity Income Fund                      5,298,922            5,383,918
Pioneer Fund VCT Portfolio                            7,633               50,508
Pioneer Oak Ridge Large Cap Growth VCT
 Portfolio                                            8,230              269,001
Van Kampen LIT Enterprise Portfolio                   7,679              601,529
Van Kampen LIT Growth and Income Portfolio        3,097,547            4,507,748
Van Kampen LIT Comstock Portfolio                 4,508,020            8,481,863
Van Kampen LIT Capital Growth Portfolio              27,390               55,401
Van Kampen LIT Mid Cap Growth Portfolio              32,981                9,285
Van Kampen LIT Government Portfolio                 118,962               71,564
Wells Fargo Advantage VT C&B Large Cap
 Value Fund                                             199                  113
Wells Fargo Advantage VT Large Company
 Growth Fund                                            325                  713
Wells Fargo Advantage VT Money Market Fund               76                  957
Wells Fargo Advantage VT Small Cap Growth
 Fund                                                   216                1,054
RidgeWorth Variable Trust Large Cap Growth
 Stock Fund                                             161               16,042
RidgeWorth Variable Trust Large Cap Core
 Equity Fund                                         10,984               95,091
RidgeWorth Variable Trust Mid-Cap Core
 Equity Fund                                          6,599               52,811
RidgeWorth Variable Trust Large Cap Value
 Equity Fund                                         69,009            1,723,900
                                             --------------       --------------
                                               $412,920,027         $610,541,340
                                             ==============       ==============

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2009 were as follows:

                                             UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED       REDEEMED     (DECREASE)
----------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth
 Strategy Portfolio                            302,431       586,841       (284,410)
AllianceBernstein VPS International
 Value Portfolio                             1,203,344     2,464,960     (1,261,616)
AllianceBernstein VPS Small/Mid Cap
 Value Portfolio                               164,782       240,305        (75,523)
AllianceBernstein VPS Value Portfolio          777,546     1,103,180       (325,634)
AllianceBernstein VPS International
 Growth Portfolio                              382,144       138,059        244,085
AIM V.I. International Growth Fund                 404             2            402

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED       REDEEMED     (DECREASE)
----------------------------------------------------------------------------------------
American Funds Global Growth Fund               43,293        38,988          4,305
American Funds Growth Fund                     141,688       389,285       (247,597)
American Funds Growth-Income Fund              111,324       228,855       (117,531)
American Funds International Fund              110,444       227,591       (117,147)
American Funds Global Small
 Capitalization Fund                            13,915        41,577        (27,662)
BB&T Mid Cap Growth VIF                          8,129       664,163       (656,034)
BB&T Capital Manager Equity VIF                 26,555       202,079       (175,524)
BB&T Large Cap VIF                             172,196       523,972       (351,776)
BB&T Special Opportunities Equity VIF        1,035,011     1,303,683       (268,672)
BB&T Total Return Bond VIF                   1,599,379     1,368,375        231,004
Evergreen VA Diversified Capital Builder
 Fund                                          189,221       207,056        (17,835)
Evergreen VA Growth Fund                       155,548       885,738       (730,190)
Evergreen VA International Equity Fund         165,102       432,682       (267,580)
Evergreen VA Omega Fund                        714,080       577,750        136,330
Evergreen VA Special Values Fund               984,861     1,396,043       (411,182)
Evergreen VA Fundamental Large Cap Fund         81,011        50,562         30,449
Fidelity VIP Equity-Income Portfolio           669,432     1,174,028       (504,596)
Fidelity VIP Growth Portfolio                  246,842       312,425        (65,583)
Fidelity VIP Contrafund(R) Portfolio           794,586     3,620,886     (2,826,300)
Fidelity VIP Mid Cap Portfolio                 575,439     1,100,971       (525,532)
Fidelity VIP Value Strategies Portfolio        246,574       120,779        125,795
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                         28,660        11,527         17,133
Franklin Income Securities Fund                  1,613            --          1,613
Franklin Small-Mid Cap Growth Securities
 Fund                                           53,575        76,348        (22,773)
Franklin Small Cap Value Securities Fund           192             6            186
Franklin Strategic Income Securities
 Fund                                          142,217       187,800        (45,583)
Mutual Shares Securities Fund                   41,243       130,010        (88,767)
Templeton Developing Markets Securities
 Fund                                           14,434        30,081        (15,647)
Templeton Growth Securities Fund                 8,874        18,782         (9,908)
Templeton Global Bond Securities Fund               --             3             (3)
Hartford Advisers HLS Fund                   2,280,415     3,134,047       (853,632)
Hartford Total Return Bond HLS Fund         22,448,203    30,728,702     (8,280,499)
Hartford Capital Appreciation HLS Fund       3,309,183       482,351      2,826,832
Hartford Dividend and Growth HLS Fund        7,843,620    18,149,669    (10,306,049)
Hartford Fundamental Growth HLS Fund           743,199       598,917        144,282
Hartford Global Advisers HLS Fund              784,312       709,267         75,045
Hartford Global Equity HLS Fund                 74,232         7,536         66,696
Hartford Global Growth HLS Fund                746,203     1,018,769       (272,566)
Hartford Disciplined Equity HLS Fund         4,796,354    22,878,522    (18,082,168)
Hartford Growth HLS Fund                       692,696     1,633,565       (940,869)
Hartford Growth Opportunities HLS Fund       3,625,745     6,989,420     (3,363,675)
Hartford High Yield HLS Fund                17,418,263    10,719,464      6,698,799
Hartford Index HLS Fund                      1,745,302     1,618,063        127,239
Hartford International Growth HLS Fund       1,272,115     4,040,359     (2,768,244)
Hartford International Small Company HLS
 Fund                                        1,527,504     1,273,022        254,482

-------------------------------------------------------------------------------

                                             UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED       REDEEMED     (DECREASE)
----------------------------------------------------------------------------------------
Hartford International Opportunities HLS
 Fund                                        3,282,187     7,709,643     (4,427,456)
Hartford MidCap Growth HLS Fund                834,097       115,745        718,352
Hartford Money Market HLS Fund              39,950,597    91,942,029    (51,991,432)
Hartford SmallCap Value HLS Fund               143,932        77,461         66,471
Hartford Small Company HLS Fund              1,728,307     2,197,905       (469,598)
Hartford SmallCap Growth HLS Fund            3,991,476     3,196,614        794,862
Hartford Stock HLS Fund                        843,514     2,472,101     (1,628,587)
Hartford U.S. Government Securities HLS
 Fund                                       27,070,624    33,936,595     (6,865,971)
Hartford Value HLS Fund                      2,574,772     4,572,791     (1,998,019)
Hartford Value Opportunities HLS Fund        1,199,749     3,045,475     (1,845,726)
Hartford Equity Income HLS Fund              2,636,845     1,892,767        744,078
American Funds Bond HLS Fund                       995             6            989
American Funds Global Small
 Capitalization HLS Fund                            --            --             --
American Funds Growth HLS Fund                     762            15            747
American Funds International HLS Fund              507            16            491
Huntington VA Income Equity Fund               115,037       282,532       (167,495)
Huntington VA Dividend Capture Fund            143,452       471,032       (327,580)
Huntington VA Growth Fund                      180,959       209,153        (28,194)
Huntington VA Mid Corp America Fund             81,553       339,993       (258,440)
Huntington VA New Economy Fund                 127,302       322,950       (195,648)
Huntington VA Rotating Markets Fund             31,586       101,000        (69,414)
Huntington VA International Equity Fund         28,125        34,200         (6,075)
Huntington VA Macro 100 Fund                   118,712       360,989       (242,277)
Huntington VA Mortgage Securities Fund          18,838        22,739         (3,901)
Huntington VA Situs Fund                       233,662       554,036       (320,374)
Lord Abbett All Value Portfolio                115,025       186,899        (71,874)
Lord Abbett America's Value Portfolio          152,610       171,988        (19,378)
Lord Abbett Bond-Debenture Fund                817,019       585,332        231,687
Lord Abbett Growth and Income Portfolio        473,530     1,479,156     (1,005,626)
Lord Abbett Large-Cap Core Portfolio           198,533       110,404         88,129
MFS(R) Core Equity Series                        2,445         2,532            (87)
MFS(R) Growth Series                             2,791         6,320         (3,529)
MFS(R) Investors Growth Stock Series             2,433         7,904         (5,471)
MFS(R) Investors Trust Series                   25,636        16,304          9,332
MFS(R) Total Return Series                      56,687       110,652        (53,965)
MFS(R) Value Series                                675            --            675
Van Kampen -- UIF Equity and Income
 Portfolio                                       3,516           116          3,400
Van Kampen -- UIF Core Plus Fixed Income
 Portfolio                                     166,883       212,652        (45,769)
Van Kampen -- UIF Emerging Markets Debt
 Portfolio                                       3,918         9,262         (5,344)
Van Kampen -- UIF Emerging Markets
 Equity Portfolio                              597,629       404,649        192,980
Van Kampen -- UIF High Yield Portfolio          47,293        63,542        (16,249)
Van Kampen -- UIF Mid Cap Growth
 Portfolio                                     185,101       201,472        (16,371)
Van Kampen -- UIF U.S. Mid Cap Value
 Portfolio                                     128,587       180,358        (51,771)
Morgan Stanley -- Focus Growth
 Portfolio                                      14,329       108,557        (94,228)
Morgan Stanley -- Balanced Portfolio            20,785       308,682       (287,897)
Morgan Stanley -- Capital Opportunities
 Portfolio                                      18,064       142,048       (123,984)
Morgan Stanley -- Mid Cap Growth
 Portfolio                                      15,780        53,567        (37,787)
Morgan Stanley -- Flexible Income
 Portfolio                                      34,045        98,132        (64,087)

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED       REDEEMED     (DECREASE)
----------------------------------------------------------------------------------------
Morgan Stanley -- Dividend Growth
 Portfolio                                      24,315       150,485       (126,170)
Morgan Stanley -- Capital Growth
 Portfolio                                      19,063        95,290        (76,227)
Morgan Stanley -- Money Market
 Portfolio                                     978,130     1,590,446       (612,316)
Morgan Stanley -- Global Infrastructure
 Portfolio                                      11,166        58,764        (47,598)
Morgan Stanley -- Equally-Weighted S&P
 500 Portfolio                                  46,624       229,025       (182,401)
Van Kampen -- UIF Small Company Growth
 Portfolio                                       3,224         4,394         (1,170)
Van Kampen -- UIF Global Franchise
 Portfolio                                       2,847         6,350         (3,503)
MTB Managed Allocation Fund -- Moderate
 Growth II                                     311,408       543,544       (232,136)
Oppenheimer MidCap Fund/VA                      77,592       105,173        (27,581)
Oppenheimer Capital Appreciation Fund/VA       436,106       904,137       (468,031)
Oppenheimer Global Securities Fund/VA          302,369     1,849,661     (1,547,292)
Oppenheimer Main Street Fund(R)/VA              93,912       138,874        (44,962)
Oppenheimer Main Street Small Cap
 Fund(R)/VA                                    570,029     1,180,822       (610,793)
Putnam VT Diversified Income Fund              662,720       425,823        236,897
Putnam VT Global Asset Allocation Fund          75,411       108,844        (33,433)
Putnam VT Growth and Income Fund                19,116        68,088        (48,972)
Putnam VT International Growth and
 Income Fund                                    45,916        45,518            398
Putnam VT International Equity Fund            274,355       952,472       (678,117)
Putnam VT Investors Fund                       328,836       768,621       (439,785)
Putnam VT Small Cap Value Fund                 282,605       510,790       (228,185)
Putnam VT The George Putnam Fund of
 Boston                                         27,659        70,575        (42,916)
Putnam VT Vista Fund                            11,838        45,130        (33,292)
Putnam VT Voyager Fund                         213,822        77,709        136,113
Putnam VT Equity Income Fund                   518,343       527,010         (8,667)
Pioneer Fund VCT Portfolio                       2,973        52,513        (49,540)
Van Kampen LIT Growth and Income
 Portfolio                                     197,403       380,691       (183,288)
Van Kampen LIT Comstock Portfolio              253,718       732,720       (479,002)
Van Kampen LIT Capital Growth Portfolio          2,454         5,543         (3,089)
Van Kampen LIT Mid Cap Growth Portfolio          3,367           714          2,653
Van Kampen LIT Government Portfolio              8,748         5,959          2,789
Wells Fargo Advantage VT C&B Large Cap
 Value Fund                                        191            72            119
Wells Fargo Advantage VT Large Company
 Growth Fund                                       407           819           (412)
Wells Fargo Advantage VT Money Market
 Fund                                               --            --             --
Wells Fargo Advantage VT Small Cap
 Growth Fund                                       234           893           (659)

    The changes in units outstanding for the year ended December 31, 2008 were as follows:

                                              UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED     (DECREASE)
-----------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth
 Strategy Portfolio                           1,785,845       602,081      1,183,764
AllianceBernstein VPS Global Research
 Growth Portfolio                                64,119        76,140        (12,021)
AllianceBernstein VPS International
 Value Portfolio                              3,467,852     1,377,185      2,090,667
AllianceBernstein VPS Small/Mid Cap
 Value Portfolio                                316,920       348,935        (32,015)
AllianceBernstein VPS Value Portfolio         1,753,995       653,168      1,100,827
AllianceBernstein VPS International
 Growth Portfolio                               546,406       126,818        419,588
AIM V.I. International Growth Fund                   94            94             --
American Funds Global Growth Fund                69,504        88,451        (18,947)
American Funds Growth Fund                      237,639       804,289       (566,650)
American Funds Growth-Income Fund               125,145       451,787       (326,642)

-------------------------------------------------------------------------------

                                              UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED     (DECREASE)
-----------------------------------------------------------------------------------------
American Funds International Fund               130,075       366,847       (236,772)
American Funds Global Small
 Capitalization Fund                             23,411       188,735       (165,324)
BB&T Mid Cap Growth VIF                         293,139       487,892       (194,753)
BB&T Capital Manager Equity VIF                 134,427       541,491       (407,064)
BB&T Large Cap VIF                              519,015       618,155        (99,140)
BB&T Special Opportunities Equity VIF         1,700,272     1,714,720        (14,448)
BB&T Total Return Bond VIF                    5,062,999     1,831,470      3,231,529
Evergreen VA Diversified Capital Builder
 Fund                                            89,068       126,840        (37,772)
Evergreen VA Growth Fund                        561,831       923,626       (361,795)
Evergreen VA International Equity Fund        1,044,090       452,144        591,946
Evergreen VA Omega Fund                         331,988       223,777        108,211
Evergreen VA Special Values Fund              1,250,073     2,152,141       (902,068)
Evergreen VA Fundamental Large Cap Fund              --        40,852        (40,852)
Fidelity VIP Equity-Income Portfolio          1,502,696       712,476        790,220
Fidelity VIP Growth Portfolio                   572,205       392,743        179,462
Fidelity VIP Contrafund(R) Portfolio          4,508,249     2,666,049      1,842,200
Fidelity VIP Mid Cap Portfolio                  956,895     1,101,930       (145,035)
Fidelity VIP Value Strategies Portfolio         230,595       214,286         16,309
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                          62,442        22,870         39,572
Franklin Small-Mid Cap Growth Securities
 Fund                                            70,039       117,905        (47,866)
Franklin Small Cap Value Securities Fund             48            41              7
Franklin Strategic Income Securities
 Fund                                           164,926       667,568       (502,642)
Mutual Shares Securities Fund                    67,111       202,910       (135,799)
Templeton Developing Markets Securities
 Fund                                            14,375        76,412        (62,037)
Templeton Growth Securities Fund                 15,311        80,346        (65,035)
Templeton Global Income Securities Fund             221            22            199
Hartford Advisers HLS Fund                    2,341,492     2,874,122       (532,630)
Hartford LargeCap Growth HLS Fund                86,219        24,070         62,149
Hartford Total Return Bond HLS Fund          34,370,655    39,907,806     (5,537,151)
Hartford Capital Appreciation HLS Fund          565,909         5,984        559,925
Hartford Dividend and Growth HLS Fund        24,567,814    17,668,792      6,899,022
Hartford Fundamental Growth HLS Fund          2,054,936     1,503,734        551,202
Hartford Global Advisers HLS Fund             2,025,767     1,218,015        807,752
Hartford Global Equity HLS Fund                  14,615         4,607         10,008
Hartford Global Growth HLS Fund               1,812,925     1,402,000        410,925
Hartford Disciplined Equity HLS Fund         10,647,775    30,912,608    (20,264,833)
Hartford Growth HLS Fund                      2,631,607     2,124,115        507,492
Hartford Growth Opportunities HLS Fund       10,117,649     5,479,935      4,637,714
Hartford High Yield HLS Fund                  7,126,981     6,264,601        862,380
Hartford Index HLS Fund                       1,811,822     1,932,627       (120,805)
Hartford International Growth HLS Fund        4,098,165     4,213,501       (115,336)
Hartford International Small Company HLS
 Fund                                         1,568,003     1,983,036       (415,033)
Hartford International Opportunities HLS
 Fund                                         8,021,215     7,874,858        146,357
Hartford MidCap Growth HLS Fund                 139,591        50,548         89,043
Hartford Money Market HLS Fund              137,252,486    47,565,184     89,687,302
Hartford SmallCap Value HLS Fund                135,250        27,531        107,719
Hartford Small Company HLS Fund               8,016,415     1,656,152      6,360,263
Hartford SmallCap Growth HLS Fund             3,254,409     4,336,737     (1,082,328)

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED     (DECREASE)
-----------------------------------------------------------------------------------------
Hartford Stock HLS Fund                       2,472,804     2,541,641        (68,837)
Hartford U.S. Government Securities HLS
 Fund                                        47,219,431    53,186,181     (5,966,750)
Hartford Value HLS Fund                      15,483,015     4,528,210     10,954,805
Hartford Value Opportunities HLS Fund         2,075,943     3,040,728       (964,785)
Hartford Equity Income HLS Fund               2,243,802     2,015,764        228,038
American Funds Bond HLS Fund                        247           247             --
American Funds Global small
 Capitalization HLS Fund                              8            --              8
American Funds Growth HLS Fund                      170           170             --
American Funds International HLS Fund               124           124             --
Huntington VA Income Equity Fund                257,418       200,761         56,657
Huntington VA Dividend Capture Fund             187,331       450,963       (263,632)
Huntington VA Growth Fund                       777,625       258,317        519,308
Huntington VA Mid Corp America Fund             249,624       289,234        (39,610)
Huntington VA New Economy Fund                  375,832       229,712        146,120
Huntington VA Rotating Markets Fund             113,693        92,087         21,606
Huntington VA International Equity Fund          45,892        37,760          8,132
Huntington VA Macro 100 Fund                    197,543       484,581       (287,038)
Huntington VA Mortgage Securities Fund           53,764        33,612         20,152
Huntington VA Situs Fund                        543,387       552,751         (9,364)
Lord Abbett All Value Portfolio                 359,740       181,925        177,815
Lord Abbett America's Value Portfolio           149,470       141,348          8,122
Lord Abbett Bond-Debenture Fund               1,185,336       753,379        431,957
Lord Abbett Growth and Income Portfolio       2,068,027     1,736,627        331,400
Lord Abbett Large-Cap Core Portfolio            249,981       171,083         78,898
MFS(R) Core Equity Series                            69        23,135        (23,066)
MFS(R) Growth Series                              5,647        26,868        (21,221)
MFS(R) Investors Growth Stock Series             30,293        35,355         (5,062)
MFS(R) Investors Trust Series                    11,566        53,222        (41,656)
MFS(R) Total Return Series                       54,961       225,615       (170,654)
MFS(R) Value Series                                 153           153             --
Van Kampen -- UIF Equity and Income
 Portfolio                                          483         8,406         (7,923)
Van Kampen -- UIF Core Plus Fixed Income
 Portfolio                                      257,824       322,626        (64,802)
Van Kampen -- UIF Emerging Markets Debt
 Portfolio                                       11,833        21,172         (9,339)
Van Kampen -- UIF Emerging Markets
 Equity Portfolio                               527,968       495,450         32,518
Van Kampen -- UIF High Yield Portfolio            8,450        87,391        (78,941)
Van Kampen -- UIF Mid Cap Growth
 Portfolio                                      298,442       227,269         71,173
Van Kampen -- UIF U.S. Mid Cap Value
 Portfolio                                      190,294       225,724        (35,430)
Morgan Stanley -- Focus Growth
 Portfolio                                       10,550       446,385       (435,835)
Morgan Stanley -- Balanced Portfolio              8,577       137,885       (129,308)
Morgan Stanley -- Capital Opportunities
 Portfolio                                       58,127       238,758       (180,631)
Morgan Stanley -- Mid Cap Growth
 Portfolio                                       10,819        33,469        (22,650)
Morgan Stanley -- Flexible Income
 Portfolio                                       35,605       167,447       (131,842)
Morgan Stanley -- Dividend Growth
 Portfolio                                        4,891       156,013       (151,122)
Morgan Stanley -- Global Equity
 Portfolio                                       16,146       101,988        (85,842)
Morgan Stanley -- Capital Growth
 Portfolio                                       76,818       109,139        (32,321)
Morgan Stanley -- Money Market
 Portfolio                                    1,861,912       766,902      1,095,010
Morgan Stanley -- Global Infrastructure
 Portfolio                                       19,190        85,337        (66,147)
Morgan Stanley -- Equally-Weighted S&P
 500 Portfolio                                   55,584       325,598       (270,014)
Van Kampen -- UIF Small Company Growth
 Portfolio                                       24,611        38,060        (13,449)

-------------------------------------------------------------------------------

                                              UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED     (DECREASE)
-----------------------------------------------------------------------------------------
Van Kampen -- UIF Global Franchise
 Portfolio                                       10,289        32,337        (22,048)
MTB Large Cap Growth Fund II                    283,338       261,439         21,899
MTB Large Cap Value Fund II                     392,613       450,746        (58,133)
MTB Managed Allocation Fund -- Moderate
 Growth II                                      752,387       414,835        337,552
MTB Managed Allocation Fund --
 Aggressive Growth II                             3,387        10,147         (6,760)
MTB Managed Allocation Fund --
 Conservative Growth II                          23,386         4,770         18,616
Oppenheimer MidCap Fund/VA                       90,575        50,599         39,976
Oppenheimer Capital Appreciation Fund         1,789,624       577,864      1,211,760
Oppenheimer Global Securities Fund/VA         2,384,500     1,733,581        650,919
Oppenheimer Main Street Fund(R)/VA              196,460       157,660         38,800
Oppenheimer Main Street Small Cap
 Fund(R)/VA                                   1,055,674       952,706        102,968
Putnam VT Diversified Income Fund               515,445       610,462        (95,017)
Putnam VT Global Asset Allocation Fund           53,150        72,661        (19,511)
Putnam VT Growth and Income Fund                 21,118        53,329        (32,211)
Putnam VT International Growth and
 Income Fund                                    156,151        39,825        116,326
Putnam VT International Equity Fund             881,664       616,624        265,040
Putnam VT Investors Fund                      2,643,408       552,604      2,090,804
Putnam VT New Value Fund                         68,447       132,651        (64,204)
Putnam VT Small Cap Value Fund                  331,892       524,312       (192,420)
Putnam VT The George Putnam Fund of
 Boston                                         169,951       169,369            582
Putnam VT Vista Fund                             40,941        25,004         15,937
Putnam VT Voyager Fund                           11,845        31,508        (19,663)
Pioneer Fund VCT Portfolio                        2,027       190,173       (188,146)
Pioneer Oak Ridge Large Cap Growth VCT
 Portfolio                                       16,771       109,752        (92,981)
Van Kampen LIT Enterprise Portfolio               5,996        43,313        (37,317)
Van Kampen LIT Growth and Income
 Portfolio                                      493,493       625,322       (131,829)
Van Kampen LIT Comstock Portfolio               584,128     1,021,773       (437,645)
Van Kampen LIT Capital Growth Portfolio           6,849         9,946         (3,097)
Van Kampen LIT Mid Cap Growth Portfolio           8,662         3,109          5,553
Van Kampen LIT Government Portfolio              71,797        87,018        (15,221)
Wells Fargo Advantage VT C&B Large Cap
 Value Fund                                       3,486           271          3,215
Wells Fargo Advantage VT Large Company
 Growth Fund                                      1,356        12,937        (11,581)
Wells Fargo Advantage VT Money Market
 Fund                                            66,655            --         66,655
Wells Fargo Advantage VT Small Cap
 Growth Fund                                      2,884         6,436         (3,552)
RidgeWorth Variable Trust Large Cap
 Growth Stock Fund                                  351            72            279
RidgeWorth Variable Trust Large Cap Core
 Equity Fund                                     13,604        10,026          3,578
RidgeWorth Variable Trust Mid-Cap Core
 Equity Fund                                        758         3,012         (2,254)
RidgeWorth Variable Trust Large Cap
 Value Equity Fund                              352,042       158,041        194,001

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each series in each Sub-Account that has outstanding units.

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 2009  Lowest contract charges                    7,386      $10.814618           $79,878
    Highest contract charges                        142        9.960690             1,410
    Remaining contract charges                4,368,837              --        45,661,017
 2008  Lowest contract charges                    7,721        8.806247            67,996
    Highest contract charges                        139        8.249888             1,147
    Remaining contract charges                4,652,915              --        39,890,294
 2007  Lowest contract charges                    7,924       12.638593           100,147
    Highest contract charges                         62       12.043388               750
    Remaining contract charges                3,469,025              --        42,928,526
 2006  Lowest contract charges                    2,763       12.097214            33,419
    Highest contract charges                     42,131       11.735880           494,452
    Remaining contract charges                1,750,691              --        20,879,957
 2005  Lowest contract charges                   50,342       10.678542           537,579
    Highest contract charges                      7,224       10.567251            76,333
    Remaining contract charges                  481,881              --         5,122,437
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 2009  Lowest contract charges                   11,723        9.660906           113,254
    Highest contract charges                      8,792        6.097831            53,612
    Remaining contract charges               10,897,035              --       101,359,958
 2008  Lowest contract charges                   14,252        7.244492           103,247
    Highest contract charges                      8,865        4.650983            41,231
    Remaining contract charges               12,156,049              --        85,432,046
 2007  Lowest contract charges                   10,455       15.623839           163,340
    Highest contract charges                        904       10.203042             9,225
    Remaining contract charges               10,077,140              --       153,874,076
 2006  Lowest contract charges                    4,887       14.909092            72,868
    Highest contract charges                    116,807       14.464028         1,689,486
    Remaining contract charges                6,790,682              --        99,756,572
 2005  Lowest contract charges                      100       11.117122             1,110
    Highest contract charges                     81,587       10.964475           894,562
    Remaining contract charges                2,557,694              --        28,225,394

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 2009  Lowest contract charges                0.75%              0.90%              23.52%
    Highest contract charges                  2.51%              0.90%              21.44%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.75%              3.14%             (30.32)%
    Highest contract charges                  2.36%              2.64%             (31.50)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.74%              2.22%               4.48%
    Highest contract charges                  2.04%                --                2.72%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              0.79%              12.91%
    Highest contract charges                  2.40%              0.50%              11.06%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.12%              0.11%               9.59%
    Highest contract charges                  2.37%              0.55%               8.68%
    Remaining contract charges                  --                 --                  --
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 2009  Lowest contract charges                0.75%              1.06%              33.36%
    Highest contract charges                  2.45%              1.15%              31.11%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.75%              0.89%             (53.63)%
    Highest contract charges                  2.44%              0.76%             (54.42)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.74%              1.04%               4.79%
    Highest contract charges                  1.79%                --               (1.66)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              0.71%              34.11%
    Highest contract charges                  2.40%              1.23%              31.92%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.86%              0.74%              19.17%
    Highest contract charges                  2.35%              0.17%              17.87%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 2009  Lowest contract charges                    2,335      $10.954830           $25,575
    Highest contract charges                      2,291       10.089911            23,118
    Remaining contract charges                1,333,778              --        14,082,524
 2008  Lowest contract charges                    2,391        7.736813            18,495
    Highest contract charges                      2,998        7.247982            21,732
    Remaining contract charges                1,408,538              --        10,573,521
 2007  Lowest contract charges                    1,863       12.131787            22,597
    Highest contract charges                      3,149       11.560375            36,404
    Remaining contract charges                1,440,930              --        17,092,244
 2006  Lowest contract charges                      708       12.039175             8,521
    Highest contract charges                      2,999       11.679520            35,040
    Remaining contract charges                  873,137              --        10,358,027
 2005  Lowest contract charges                      396       10.621426             4,209
    Highest contract charges                        509       10.471156             5,327
    Remaining contract charges                  340,165              --         3,587,603
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 2009  Lowest contract charges                    2,726        8.330677            22,706
    Highest contract charges                      1,356        7.672767            10,406
    Remaining contract charges                6,293,687              --        50,531,875
 2008  Lowest contract charges                    5,140        6.934511            35,645
    Highest contract charges                      1,287        6.496340             8,359
    Remaining contract charges                6,616,976              --        44,552,548
 2007  Lowest contract charges                    4,505       11.844777            53,366
    Highest contract charges                      1,390       11.286935            15,691
    Remaining contract charges                5,516,681              --        63,899,628
 2006  Lowest contract charges                    4,314       12.452476            53,724
    Highest contract charges                      1,158       12.069459            13,980
    Remaining contract charges                3,643,051              --        44,678,799
 2005  Lowest contract charges                  257,334       10.331580         2,658,663
    Highest contract charges                      1,296       10.219611            13,249
    Remaining contract charges                1,321,475              --        13,583,786
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2009  Lowest contract charges                    1,756        7.379407            12,957
    Highest contract charges                      4,473        7.106822            31,789
    Remaining contract charges                  707,037              --         5,127,704
 2008  Lowest contract charges                    1,198        5.339751             6,398
    Highest contract charges                      3,597        5.227997            18,803
    Remaining contract charges                  464,386              --         2,455,999
 2007  Lowest contract charges                    8,567       10.529980            90,209
    Highest contract charges                        918       10.493320             9,632
    Remaining contract charges                   40,108              --           421,624

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 2009  Lowest contract charges                0.75%              0.82%              41.59%
    Highest contract charges                  2.45%              0.83%              39.21%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.75%              0.43%             (36.23)%
    Highest contract charges                  2.46%              0.46%             (37.30)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.74%              0.42%               0.77%
    Highest contract charges                  2.42%                --               (0.93)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              0.25%              13.35%
    Highest contract charges                  2.40%              0.21%              11.49%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.75%              0.41%              12.68%
    Highest contract charges                  2.41%              0.98%              11.41%
    Remaining contract charges                  --                 --                  --
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 2009  Lowest contract charges                0.75%              2.86%              20.13%
    Highest contract charges                  2.45%              3.16%              18.11%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.75%              2.12%             (41.46)%
    Highest contract charges                  2.46%              2.24%             (42.44)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%              1.49%              (4.88)%
    Highest contract charges                  2.44%              1.11%              (6.48)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              0.93%              20.13%
    Highest contract charges                  2.45%              0.77%              18.10%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.12%              0.19%               7.24%
    Highest contract charges                  2.43%              1.44%               6.32%
    Remaining contract charges                  --                 --                  --
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2009  Lowest contract charges                0.75%              4.44%              38.20%
    Highest contract charges                  2.41%              5.29%              35.94%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.75%                --              (49.35)%
    Highest contract charges                  2.40%                --              (50.18)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.32%              1.14%               1.53%
    Highest contract charges                  0.59%                --                1.36%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
 2009  Lowest contract charges                      402       $8.582995            $3,454
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
AMERICAN FUNDS GLOBAL GROWTH FUND
 2009  Lowest contract charges                   13,039        1.613666            21,040
    Highest contract charges                      8,991        9.926545            89,248
    Remaining contract charges                  283,394              --         3,401,338
 2008  Lowest contract charges                   13,039        1.148788            14,979
    Highest contract charges                      9,444        7.159287            67,615
    Remaining contract charges                  278,636              --         2,360,948
 2007  Lowest contract charges                   13,039        1.889019            24,631
    Highest contract charges                      9,633       11.926853           114,893
    Remaining contract charges                  297,394              --         4,160,928
 2006  Lowest contract charges                   13,039        1.666306            21,727
    Highest contract charges                      9,950       10.658295           106,049
    Remaining contract charges                  308,964              --         3,857,205
 2005  Lowest contract charges                   13,039        1.401769            18,278
    Highest contract charges                      5,435        9.083466            49,369
    Remaining contract charges                  297,398              --         3,114,794
AMERICAN FUNDS GROWTH FUND
 2009  Lowest contract charges                  214,128        1.176587           251,941
    Highest contract charges                     33,789        7.716121           260,717
    Remaining contract charges                2,025,776              --        18,538,180
 2008  Lowest contract charges                  240,197        0.855005           205,370
    Highest contract charges                     39,556        5.680541           224,700
    Remaining contract charges                2,241,537              --        15,039,101
 2007  Lowest contract charges                  345,147        1.546007           533,599
    Highest contract charges                     42,418       10.406277           441,409
    Remaining contract charges                2,700,375              --        33,055,784
 2006  Lowest contract charges                  348,660        1.394084           486,062
    Highest contract charges                     44,571        9.506472           423,712
    Remaining contract charges                2,961,197              --        33,035,537
 2005  Lowest contract charges                  252,224        1.281399           323,199
    Highest contract charges                     42,523        8.852411           376,435
    Remaining contract charges                3,047,627              --        31,487,817

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
 2009  Lowest contract charges                0.98%              3.21%              33.57%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GLOBAL GROWTH FUND
 2009  Lowest contract charges                1.30%              1.46%              40.47%
    Highest contract charges                  2.60%              1.43%              38.65%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.30%              1.84%             (39.19)%
    Highest contract charges                  2.61%              1.82%             (39.97)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.30%              2.70%              13.37%
    Highest contract charges                  2.59%              2.68%              11.90%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.30%              0.87%              18.87%
    Highest contract charges                  2.59%              0.61%              17.34%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.30%              0.67%              12.60%
    Highest contract charges                  2.59%              0.67%              11.15%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GROWTH FUND
 2009  Lowest contract charges                1.30%              0.66%              37.61%
    Highest contract charges                  2.60%              0.63%              35.83%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.30%              0.84%             (44.70)%
    Highest contract charges                  2.61%              0.81%             (45.41)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.30%              0.78%              10.90%
    Highest contract charges                  2.59%              0.77%               9.47%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.30%              0.92%               8.79%
    Highest contract charges                  2.60%              0.81%               7.39%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.29%              0.73%              14.69%
    Highest contract charges                  2.58%              0.84%              13.21%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
 2009  Lowest contract charges                   42,413       $1.100825           $46,689
    Highest contract charges                      7,324       10.730513            78,586
    Remaining contract charges                1,316,874              --        14,827,971
 2008  Lowest contract charges                   66,648        0.849750            56,634
    Highest contract charges                      8,430        8.391543            70,745
    Remaining contract charges                1,409,064              --        12,321,757
 2007  Lowest contract charges                   66,648        1.385135            92,316
    Highest contract charges                      8,767       13.858148           121,501
    Remaining contract charges                1,735,369              --        24,886,894
 2006  Lowest contract charges                   69,629        1.335895            93,017
    Highest contract charges                     10,626       13.540353           143,875
    Remaining contract charges                1,879,007              --        26,140,007
 2005  Lowest contract charges                   41,179        1.174773            48,376
    Highest contract charges                     10,307       12.063035           124,336
    Remaining contract charges                1,988,035              --        24,454,834
AMERICAN FUNDS INTERNATIONAL FUND
 2009  Lowest contract charges                  299,226        1.707156           510,825
    Highest contract charges                     13,623        9.928663           135,255
    Remaining contract charges                  715,967              --         8,814,872
 2008  Lowest contract charges                  325,364        1.208820           393,306
    Highest contract charges                     16,366        7.122349           116,565
    Remaining contract charges                  804,233              --         6,967,281
 2007  Lowest contract charges                  330,619        2.116001           699,590
    Highest contract charges                     15,712       12.631102           198,459
    Remaining contract charges                1,036,404              --        15,952,789
 2006  Lowest contract charges                  367,792        1.786074           656,905
    Highest contract charges                     15,615       10.801046           168,652
    Remaining contract charges                1,092,311              --        14,360,070
 2005  Lowest contract charges                  248,186        1.520816           377,446
    Highest contract charges                     17,101        9.317239           159,332
    Remaining contract charges                1,020,611              --        11,536,148

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
 2009  Lowest contract charges                1.30%              1.53%              29.55%
    Highest contract charges                  2.60%              1.58%              27.87%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.30%              1.75%             (38.65)%
    Highest contract charges                  2.61%              1.73%             (39.45)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.30%              1.51%               3.69%
    Highest contract charges                  2.60%              1.43%               2.35%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.30%              2.09%              13.72%
    Highest contract charges                  2.60%              1.58%              12.25%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.29%              2.32%               4.47%
    Highest contract charges                  2.57%              1.86%               3.12%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS INTERNATIONAL FUND
 2009  Lowest contract charges                1.30%              1.52%              41.23%
    Highest contract charges                  2.60%              1.43%              39.40%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.30%              1.96%             (42.87)%
    Highest contract charges                  2.61%              2.02%             (43.61)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.30%              1.44%              18.47%
    Highest contract charges                  2.59%              1.49%              16.94%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.30%              2.05%              17.44%
    Highest contract charges                  2.60%              1.61%              15.93%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.29%              2.20%              19.94%
    Highest contract charges                  2.58%              1.93%              18.39%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2009  Lowest contract charges                     288        $1.806309              $520
    Highest contract charges                     1,810        12.284569            22,234
    Remaining contract charges                 144,251               --         2,159,901
 2008  Lowest contract charges                  24,463        11.655071           285,119
    Highest contract charges                     1,821         7.816645            14,230
    Remaining contract charges                 147,727               --         1,331,479
 2007  Lowest contract charges                  92,536         2.472943           228,836
    Highest contract charges                     1,861        17.261982            32,116
    Remaining contract charges                 244,938               --         5,009,809
 2006  Lowest contract charges                  91,929         2.063188           189,667
    Highest contract charges                     1,866        14.590139            27,213
    Remaining contract charges                 276,456               --         4,820,773
 2005  Lowest contract charges                  91,929         1.684898           154,892
    Highest contract charges                     1,597        12.070920            19,280
    Remaining contract charges                 240,752               --         3,450,419
BB&T MID CAP GROWTH VIF
 2009  Lowest contract charges                 470,475         1.221968           574,905
    Highest contract charges                       299         1.296793               388
    Remaining contract charges                 425,243               --           530,754
 2008  Lowest contract charges                 639,678         0.968110           619,279
    Highest contract charges                    79,696         1.037186            82,660
    Remaining contract charges                 832,677               --           837,477
 2007  Lowest contract charges                 657,257         2.031000         1,334,888
    Highest contract charges                     3,041         1.921515             5,844
    Remaining contract charges               1,086,506               --         2,328,323
 2006  Lowest contract charges                 362,143         1.521650           551,054
    Highest contract charges                     3,258         1.457705             4,750
    Remaining contract charges                 940,714               --         1,533,438
 2005  Lowest contract charges                 135,916         1.490627           202,600
    Highest contract charges                     5,756         1.643177             9,458
    Remaining contract charges                 204,126               --           320,470

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2009  Lowest contract charges                1.26%              0.37%             59.21%
    Highest contract charges                  2.60%              0.28%             57.16%
    Remaining contract charges                  --                 --                 --
 2008  Lowest contract charges                1.41%                --             (54.17)%
    Highest contract charges                  2.61%                --             (54.72)%
    Remaining contract charges                  --                 --                 --
 2007  Lowest contract charges                1.30%              2.90%             19.86%
    Highest contract charges                  2.59%              2.91%             18.31%
    Remaining contract charges                  --                 --                 --
 2006  Lowest contract charges                1.30%              0.46%             22.45%
    Highest contract charges                  2.60%              0.49%             20.87%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.30%              0.97%             23.73%
    Highest contract charges                  2.59%              1.00%             22.14%
    Remaining contract charges                  --                 --                 --
BB&T MID CAP GROWTH VIF
 2009  Lowest contract charges                1.15%                --              26.22%
    Highest contract charges                  2.11%                --              25.03%
    Remaining contract charges                  --                 --                 --
 2008  Lowest contract charges                1.15%                --             (52.33)%
    Highest contract charges                  2.09%                --             (52.79)%
    Remaining contract charges                  --                 --                 --
 2007  Lowest contract charges                1.14%                --              33.47%
    Highest contract charges                  2.39%                --              31.82%
    Remaining contract charges                  --                 --                 --
 2006  Lowest contract charges                1.15%              0.23%              2.08%
    Highest contract charges                  2.41%                --               0.81%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.12%                --              23.22%
    Highest contract charges                  2.05%                --              22.45%
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                             UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------
BB&T CAPITAL MANAGER EQUITY VIF
 2009  Lowest contract charges                 445,473        $0.895413          $398,882
    Highest contract charges                    48,664         1.197204            58,261
    Remaining contract charges                 256,440               --           264,767
 2008  Lowest contract charges                 593,087         0.723200           428,920
    Highest contract charges                    55,107         0.976170            53,794
    Remaining contract charges                 277,907               --           234,941
 2007  Lowest contract charges                 835,576         1.184223           989,508
    Highest contract charges                    60,368         1.613733            97,418
    Remaining contract charges                 437,221               --           642,850
 2006  Lowest contract charges                 612,937         1.173652           719,375
    Highest contract charges                   273,515         1.644496           449,795
    Remaining contract charges                 165,687               --           189,941
 2005  Lowest contract charges                 385,299         1.025898           395,277
    Highest contract charges                    56,273         1.444668            81,296
    Remaining contract charges                   3,408               --             3,482
BB&T LARGE CAP VIF
 2009  Lowest contract charges                 942,817         1.241859         1,170,845
    Highest contract charges                     4,084         1.140033             4,656
    Remaining contract charges               1,170,894               --         1,403,543
 2008  Lowest contract charges               1,079,743         1.060141         1,144,680
    Highest contract charges                     3,720         0.985449             3,666
    Remaining contract charges               1,386,108               --         1,416,775
 2007  Lowest contract charges               1,063,022         1.713950         1,821,966
    Highest contract charges                     3,032         1.613259             4,891
    Remaining contract charges               1,502,657               --         2,495,534
 2006  Lowest contract charges                 253,501         1.841882           466,920
    Highest contract charges                     4,818         1.734298             8,355
    Remaining contract charges                 497,943               --           890,712
 2005  Lowest contract charges                  71,748         1.536222           110,221
    Highest contract charges                     6,302         1.460300             9,203
    Remaining contract charges                 321,491               --           483,464

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
BB&T CAPITAL MANAGER EQUITY VIF
 2009  Lowest contract charges                1.15%              0.89%             23.81%
    Highest contract charges                  2.10%              0.89%             22.64%
    Remaining contract charges                  --                 --                 --
 2008  Lowest contract charges                1.16%              1.36%            (38.93)%
    Highest contract charges                  2.11%              1.42%            (39.51)%
    Remaining contract charges                  --                 --                 --
 2007  Lowest contract charges                1.15%              2.70%              0.90%
    Highest contract charges                  2.08%              3.23%             (0.05)%
    Remaining contract charges                  --                 --                 --
 2006  Lowest contract charges                1.15%              1.13%             14.40%
    Highest contract charges                  1.64%              1.19%             13.83%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.11%              3.18%              9.26%
    Highest contract charges                  1.55%             10.72%              8.89%
    Remaining contract charges                  --                 --                 --
BB&T LARGE CAP VIF
 2009  Lowest contract charges                1.15%              0.99%             17.14%
    Highest contract charges                  2.40%              0.99%             15.69%
    Remaining contract charges                  --                 --                 --
 2008  Lowest contract charges                1.15%              1.64%            (38.15)%
    Highest contract charges                  2.41%              1.67%            (38.92)%
    Remaining contract charges                  --                 --                 --
 2007  Lowest contract charges                1.14%              2.16%             (6.95)%
    Highest contract charges                  2.38%              2.19%             (8.10)%
    Remaining contract charges                  --                 --                 --
 2006  Lowest contract charges                1.15%              1.32%             19.90%
    Highest contract charges                  2.10%              1.36%             18.76%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.12%              2.85%              6.88%
    Highest contract charges                  2.04%              2.75%              6.20%
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------
BB&T SPECIAL OPPORTUNITIES EQUITY VIF
 2009  Lowest contract charges               3,624,877        $1.633517        $5,921,298
    Highest contract charges                    26,641         1.530877            40,785
    Remaining contract charges               4,274,574               --         6,809,286
 2008  Lowest contract charges               3,842,320         1.151245         4,423,452
    Highest contract charges                    24,542         1.092461            26,811
    Remaining contract charges               4,327,902               --         4,878,024
 2007  Lowest contract charges               3,516,606         1.756853         6,178,160
    Highest contract charges                    25,098         1.688134            42,369
    Remaining contract charges               4,667,508               --         8,069,954
 2006  Lowest contract charges               1,597,994         1.567011         2,504,073
    Highest contract charges                    18,105         1.524647            27,606
    Remaining contract charges               3,469,048               --         5,375,209
 2005  Lowest contract charges                 618,270         1.271051           785,852
    Highest contract charges                     7,267         1.255389             9,123
    Remaining contract charges               1,851,554               --         2,338,284
BB&T TOTAL RETURN BOND VIF
 2009  Lowest contract charges               2,609,902         1.210523         3,159,346
    Highest contract charges                    99,531         1.151006           114,561
    Remaining contract charges               3,411,841               --         4,025,659
 2008  Lowest contract charges               2,173,067         1.127745         2,450,666
    Highest contract charges                   123,565         1.082537           133,764
    Remaining contract charges               3,593,638               --         3,968,849
 2007  Lowest contract charges               1,239,170         1.103453         1,367,366
    Highest contract charges                    44,011         1.069333            47,063
    Remaining contract charges               1,375,560               --         1,495,715
 2006  Lowest contract charges                 932,454         1.048296           977,488
    Highest contract charges                   572,194         1.035633           592,584
    Remaining contract charges                 332,113               --           345,634
 2005  Lowest contract charges                 525,006         1.024796           538,024
    Highest contract charges                   291,419         1.017495           296,500
    Remaining contract charges                 192,678               --           196,856

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
BB&T SPECIAL OPPORTUNITIES EQUITY VIF
 2009  Lowest contract charges                1.15%                --              41.89%
    Highest contract charges                  2.40%                --              40.13%
    Remaining contract charges                  --                 --                 --
 2008  Lowest contract charges                1.15%              0.13%            (34.47)%
    Highest contract charges                  2.41%              0.13%            (35.29)%
    Remaining contract charges                  --                 --                 --
 2007  Lowest contract charges                1.14%                --              12.12%
    Highest contract charges                  2.39%                --              10.72%
    Remaining contract charges                  --                 --                 --
 2006  Lowest contract charges                1.15%              0.06%             23.29%
    Highest contract charges                  2.38%              0.05%             21.75%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.12%                --               7.89%
    Highest contract charges                  2.05%                --               7.21%
    Remaining contract charges                  --                 --                 --
BB&T TOTAL RETURN BOND VIF
 2009  Lowest contract charges                1.15%              3.99%              7.34%
    Highest contract charges                  2.10%              3.99%              6.33%
    Remaining contract charges                  --                 --                 --
 2008  Lowest contract charges                1.15%              4.10%              2.20%
    Highest contract charges                  2.09%              4.09%              1.24%
    Remaining contract charges                  --                 --                 --
 2007  Lowest contract charges                1.15%              4.32%              5.26%
    Highest contract charges                  2.08%              4.21%              4.27%
    Remaining contract charges                  --                 --                 --
 2006  Lowest contract charges                1.15%              4.33%              2.29%
    Highest contract charges                  1.65%              4.33%              1.78%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.12%              4.63%              0.44%
    Highest contract charges                  1.61%              4.52%              0.11%
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                             UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL
 BUILDER FUND
 2009  Lowest contract charges                  91,386        $0.832612           $76,089
    Highest contract charges                    21,589         0.757104            16,345
    Remaining contract charges                 408,653               --           321,875
 2008  Lowest contract charges                  93,418         0.599863            56,038
    Highest contract charges                    22,397         0.552318            12,370
    Remaining contract charges                 423,648               --           241,841
 2007  Lowest contract charges                 126,210         1.113690           140,559
    Highest contract charges                    53,534         1.039964            55,673
    Remaining contract charges                 397,491               --           425,262
 2006  Lowest contract charges                  39,522         1.055993            41,735
    Highest contract charges                    53,021         0.995492            52,782
    Remaining contract charges                 184,552               --           188,284
 2005  Lowest contract charges                   1,523         0.972446             1,481
    Highest contract charges                    28,809         0.925472            26,662
    Remaining contract charges                 100,313               --            93,995
EVERGREEN VA GROWTH FUND
 2009  Lowest contract charges                 545,719         1.275078           695,834
    Highest contract charges                    76,046         0.847774            64,470
    Remaining contract charges               2,697,233               --         2,407,189
 2008  Lowest contract charges                 646,994         0.922761           597,021
    Highest contract charges                    93,507         0.621239            58,090
    Remaining contract charges               3,308,687               --         2,149,275
 2007  Lowest contract charges                 720,796         1.585578         1,142,878
    Highest contract charges                    90,128         1.080915            97,421
    Remaining contract charges               3,600,059               --         4,038,929
 2006  Lowest contract charges                 663,423         1.444366           958,226
    Highest contract charges                   102,923         0.997024           102,617
    Remaining contract charges               3,168,140               --         3,260,930
 2005  Lowest contract charges                 124,839         1.315864           164,272
    Highest contract charges                    79,855         0.919738            73,445
    Remaining contract charges               1,358,531               --         1,288,273

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL
 BUILDER FUND
 2009  Lowest contract charges                1.15%              3.11%             38.80%
    Highest contract charges                  2.40%              3.17%             37.08%
    Remaining contract charges                  --                 --                 --
 2008  Lowest contract charges                1.15%                --             (46.14)%
    Highest contract charges                  2.40%                --             (46.81)%
    Remaining contract charges                  --                 --                 --
 2007  Lowest contract charges                1.14%              5.00%              5.46%
    Highest contract charges                  2.09%              4.18%              4.47%
    Remaining contract charges                  --                 --                 --
 2006  Lowest contract charges                1.15%              2.46%              8.59%
    Highest contract charges                  2.10%              2.66%              7.57%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.07%             10.62%              6.76%
    Highest contract charges                  1.97%              6.72%              6.09%
    Remaining contract charges                  --                 --                 --
EVERGREEN VA GROWTH FUND
 2009  Lowest contract charges                1.15%              0.01%             38.18%
    Highest contract charges                  2.40%              0.01%             36.47%
    Remaining contract charges                  --                 --                 --
 2008  Lowest contract charges                1.15%              0.03%            (41.80)%
    Highest contract charges                  2.41%              0.03%            (42.53)%
    Remaining contract charges                  --                 --                 --
 2007  Lowest contract charges                1.15%                --               9.78%
    Highest contract charges                  2.39%                --               8.41%
    Remaining contract charges                  --                 --                 --
 2006  Lowest contract charges                1.15%                --               9.77%
    Highest contract charges                  2.40%                --               8.40%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.11%                --              16.61%
    Highest contract charges                  2.34%                --              15.65%
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
 2009  Lowest contract charges                 227,626        $1.519248          $345,820
    Highest contract charges                     6,107         0.866352             5,291
    Remaining contract charges               1,428,964               --         1,294,662
 2008  Lowest contract charges                 267,177         1.325462           354,133
    Highest contract charges                    23,898         0.765357            18,291
    Remaining contract charges               1,639,202               --         1,302,705
 2007  Lowest contract charges                 157,813         2.291471           361,623
    Highest contract charges                    16,075         1.339833            21,538
    Remaining contract charges               1,164,443               --         1,626,970
 2006  Lowest contract charges                  46,785         2.015588            94,300
    Highest contract charges                    13,829         1.193327            16,502
    Remaining contract charges                 486,265               --           613,663
 2005  Lowest contract charges                  10,168         1.655468            16,833
    Highest contract charges                    13,829         0.992443            13,724
    Remaining contract charges                 175,104               --           191,414
EVERGREEN VA OMEGA FUND
 2009  Lowest contract charges                  72,627         0.970138            70,459
    Highest contract charges                    82,859         0.701269            58,107
    Remaining contract charges                 149,991               --           110,767
 2008  Lowest contract charges                   6,324         0.674791             4,267
    Highest contract charges                    41,956         0.497429            20,870
    Remaining contract charges                 120,867               --            62,884
 2007  Lowest contract charges                   6,324         0.939459             5,941
    Highest contract charges                    39,386         0.697741            27,481
    Remaining contract charges                  15,226               --            10,913
 2006  Lowest contract charges                   6,324         0.850503             5,379
    Highest contract charges                    41,273         0.636425            26,266
    Remaining contract charges                  15,259               --             9,933
 2005  Lowest contract charges                   6,324         0.813148             5,142
    Highest contract charges                    20,065         0.613061            12,301
    Remaining contract charges                   2,942               --             1,819

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
 2009  Lowest contract charges                1.15%              3.38%             14.62%
    Highest contract charges                  2.43%              3.61%             13.20%
    Remaining contract charges                  --                 --                 --
 2008  Lowest contract charges                1.15%                --             (42.16)%
    Highest contract charges                  2.40%                --             (42.88)%
    Remaining contract charges                  --                 --                 --
 2007  Lowest contract charges                1.14%              4.32%             13.69%
    Highest contract charges                  2.39%              2.82%             12.28%
    Remaining contract charges                  --                 --                 --
 2006  Lowest contract charges                1.15%              4.74%             21.75%
    Highest contract charges                  2.40%              3.79%             20.24%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.11%              7.69%             16.73%
    Highest contract charges                  2.23%             16.52%             15.76%
    Remaining contract charges                  --                 --                 --
EVERGREEN VA OMEGA FUND
 2009  Lowest contract charges                1.14%                --              42.32%
    Highest contract charges                  2.09%              0.85%             40.98%
    Remaining contract charges                  --                 --                 --
 2008  Lowest contract charges                1.35%                --             (28.17)%
    Highest contract charges                  2.10%                --             (28.71)%
    Remaining contract charges                  --                 --                 --
 2007  Lowest contract charges                1.34%              0.54%             10.46%
    Highest contract charges                  2.09%              0.54%              9.63%
    Remaining contract charges                  --                 --                 --
 2006  Lowest contract charges                1.36%                --               4.59%
    Highest contract charges                  2.09%                --               3.81%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.35%                --              12.74%
    Highest contract charges                  2.06%                --              12.18%
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES
 FUND
 2009  Lowest contract charges      1,132,646     $1.710016      $1,936,843
    Highest contract charges           67,054      1.225470          82,173
    Remaining contract charges      4,640,826            --       6,527,190
 2008  Lowest contract charges      1,107,457      1.336782       1,480,429
    Highest contract charges           84,559      0.970027          82,025
    Remaining contract charges      5,059,692            --       5,589,939
 2007  Lowest contract charges      1,171,832      1.968555       2,306,815
    Highest contract charges           88,369      1.446461         127,822
    Remaining contract charges      5,893,575            --       9,517,338
 2006  Lowest contract charges        738,406      2.153172       1,589,915
    Highest contract charges          105,970      1.602021         169,767
    Remaining contract charges      4,508,763            --       7,948,044
 2005  Lowest contract charges        153,677      1.791931         275,379
    Highest contract charges           83,392      1.350018         112,581
    Remaining contract charges      1,839,160            --       2,617,676
EVERGREEN VA FUNDAMENTAL LARGE
 CAP FUND
 2009  Lowest contract charges         27,764      1.310831          36,393
    Highest contract charges           82,814      1.237084         102,448
    Remaining contract charges         52,415            --          66,186
 2008  Lowest contract charges         14,707      0.974565          14,332
    Highest contract charges           22,594      0.871258          19,686
    Remaining contract charges         95,243            --          89,705
 2007  Lowest contract charges         14,712      1.468101          21,599
    Highest contract charges           22,613      1.329012          30,053
    Remaining contract charges        136,071            --         194,677
 2006  Lowest contract charges          9,801      1.371376          13,441
    Highest contract charges           22,613      1.257064          28,426
    Remaining contract charges        113,390            --         150,716
 2005  Lowest contract charges          5,540      1.223488           6,778
    Highest contract charges           22,613      1.142774          25,841
    Remaining contract charges          5,722            --           6,959

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
EVERGREEN VA SPECIAL VALUES
 FUND
 2009  Lowest contract charges        1.15%             0.64%             27.92%
    Highest contract charges          2.40%             0.61%             26.33%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             1.16%            (32.09)%
    Highest contract charges          2.41%             1.12%            (32.94)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             1.72%             (8.57)%
    Highest contract charges          2.40%             1.28%             (9.71)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             1.26%             20.16%
    Highest contract charges          2.40%             0.90%             18.67%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.12%             3.89%             14.95%
    Highest contract charges          2.34%             2.81%             14.00%
    Remaining contract charges          --                --                 --
EVERGREEN VA FUNDAMENTAL LARGE
 CAP FUND
 2009  Lowest contract charges        1.15%             1.79%             34.50%
    Highest contract charges          2.08%             1.76%             33.23%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             1.56%            (33.62)%
    Highest contract charges          2.41%             1.55%            (34.44)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.15%             1.26%              7.05%
    Highest contract charges          2.39%             1.13%              5.72%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.14%             2.42%             11.38%
    Highest contract charges          2.40%             1.28%             10.00%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.43%             2.56%              9.59%
    Highest contract charges          2.24%             7.33%              8.90%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2009  Lowest contract charges          2,418     $9.150684         $22,122
    Highest contract charges            3,499      8.427667          29,492
    Remaining contract charges      6,336,343            --      55,846,152
 2008  Lowest contract charges          2,419      7.098308          17,168
    Highest contract charges            3,511      6.649588          23,344
    Remaining contract charges      6,840,926            --      47,126,706
 2007  Lowest contract charges          2,368     12.505825          29,618
    Highest contract charges            1,471     11.916841          17,524
    Remaining contract charges      6,052,797            --      74,004,319
 2006  Lowest contract charges          1,221     12.441638          15,189
    Highest contract charges            1,313     12.058974          15,827
    Remaining contract charges      4,146,426            --      50,809,619
 2005  Lowest contract charges            407     10.452282           4,257
    Highest contract charges            1,148     10.304441          11,832
    Remaining contract charges      1,771,846            --      18,380,330
FIDELITY VIP GROWTH PORTFOLIO
 2009  Lowest contract charges            371      9.453023           3,507
    Highest contract charges           15,928      8.727311         139,005
    Remaining contract charges      1,936,072            --      17,665,983
 2008  Lowest contract charges          1,109      7.442810           8,254
    Highest contract charges           16,474      6.985734         115,085
    Remaining contract charges      2,000,371            --      14,477,211
 2007  Lowest contract charges            283     14.231633           4,030
    Highest contract charges           23,554     13.580692         319,878
    Remaining contract charges      1,814,655            --      25,305,045
 2006  Lowest contract charges        511,524     11.237773       5,748,387
    Highest contract charges           18,012     10.982519         197,822
    Remaining contract charges        815,662            --       9,072,105
 2005  Lowest contract charges        111,290     10.666705       1,187,093
    Highest contract charges            6,590     10.555587          69,558
    Remaining contract charges        263,331            --       2,795,053

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2009  Lowest contract charges        0.75%             2.15%             28.91%
    Highest contract charges          2.45%             2.13%             26.74%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             2.41%            (43.24)%
    Highest contract charges          2.44%             3.41%            (44.20)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             2.13%              0.52%
    Highest contract charges          2.44%             1.73%             (1.18)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             2.58%             19.03%
    Highest contract charges          2.46%             3.23%             17.03%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.71%               --               9.37%
    Highest contract charges          2.43%               --               8.14%
    Remaining contract charges          --                --                 --
FIDELITY VIP GROWTH PORTFOLIO
 2009  Lowest contract charges        0.75%             0.21%             27.01%
    Highest contract charges          2.40%             0.20%             24.93%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.79%            (47.70)%
    Highest contract charges          2.41%             0.56%            (48.56)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.04%             25.71%
    Highest contract charges          2.39%             0.36%             23.66%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             0.08%              5.35%
    Highest contract charges          2.39%             0.07%              4.05%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.13%               --              11.57%
    Highest contract charges          2.36%               --              10.65%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R)
 PORTFOLIO
 2009  Lowest contract charges         56,557    $11.227714        $635,002
    Highest contract charges            9,084     10.340831          93,934
    Remaining contract charges     27,513,310            --     298,513,169
 2008  Lowest contract charges         59,160      8.350476         494,018
    Highest contract charges            7,760      7.822733          60,706
    Remaining contract charges     30,338,331            --     246,528,643
 2007  Lowest contract charges         54,366     14.680736         798,132
    Highest contract charges            3,704     13.989471          51,819
    Remaining contract charges     28,504,981            --     409,972,991
 2006  Lowest contract charges         29,305     12.609462         369,520
    Highest contract charges            1,230     12.221659          15,026
    Remaining contract charges     17,712,167            --     220,223,388
 2005  Lowest contract charges          3,538     11.401061          40,338
    Highest contract charges              503     11.239872           5,659
    Remaining contract charges      4,782,971            --      54,137,194
FIDELITY VIP MID CAP PORTFOLIO
 2009  Lowest contract charges         10,760     11.951681         128,603
    Highest contract charges                9     11.007723             100
    Remaining contract charges      6,455,114            --      74,282,613
 2008  Lowest contract charges          9,643      8.616452          83,092
    Highest contract charges                9      8.071916              75
    Remaining contract charges      6,981,763            --      58,368,389
 2007  Lowest contract charges          9,991     14.374716         143,613
    Highest contract charges               98     13.697774           1,341
    Remaining contract charges      7,126,361            --     100,134,912
 2006  Lowest contract charges         10,260     12.556903         128,829
    Highest contract charges           46,288     12.181858         563,871
    Remaining contract charges      5,314,751            --      65,719,730
 2005  Lowest contract charges             35     11.255439             397
    Highest contract charges              783     11.096304           8,683
    Remaining contract charges      1,670,369            --      18,657,337

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
FIDELITY VIP CONTRAFUND(R)
 PORTFOLIO
 2009  Lowest contract charges        0.75%             1.19%             34.46%
    Highest contract charges          2.45%             1.36%             32.19%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.83%            (43.12)%
    Highest contract charges          2.45%             0.98%            (44.08)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.91%             16.43%
    Highest contract charges          2.44%             1.08%             14.47%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.20%             10.60%
    Highest contract charges          2.43%             1.64%              8.74%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --              19.05%
    Highest contract charges          2.40%               --              17.72%
    Remaining contract charges          --                --                 --
FIDELITY VIP MID CAP PORTFOLIO
 2009  Lowest contract charges        0.75%             0.47%             38.71%
    Highest contract charges          2.56%             0.46%             36.37%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.25%            (40.06)%
    Highest contract charges          2.46%             0.20%            (41.07)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.46%             14.48%
    Highest contract charges          2.42%             1.43%             12.55%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.10%             11.56%
    Highest contract charges          2.40%             0.13%              9.74%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.90%               --              20.62%
    Highest contract charges          2.41%               --              19.27%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2009  Lowest contract charges          1,093     $9.519435         $10,404
    Highest contract charges            3,941      8.767188          34,549
    Remaining contract charges        698,803            --       6,417,013
 2008  Lowest contract charges          1,100      6.103049           6,712
    Highest contract charges            3,944      5.717159          22,546
    Remaining contract charges        572,998            --       3,397,860
 2007  Lowest contract charges          1,104     12.622679          13,936
    Highest contract charges            2,789     12.028191          33,549
    Remaining contract charges        557,840            --       6,900,980
 2006  Lowest contract charges            391     12.017161           4,700
    Highest contract charges            4,090     11.701169          47,850
    Remaining contract charges        263,827            --       3,137,762
 2005  Lowest contract charges         34,370     10.440272         358,836
    Highest contract charges            1,027     10.331500          10,613
    Remaining contract charges         67,829            --         704,824
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2009  Lowest contract charges         16,697      7.440982         124,240
    Highest contract charges              548      7.231608           3,962
    Remaining contract charges         41,726            --         306,783
 2008  Lowest contract charges          7,698      5.543220          42,673
    Highest contract charges              549      5.455028           2,992
    Remaining contract charges         33,591            --         184,988
 2007  Lowest contract charges            457      9.560421           4,365
    Highest contract charges              188      9.539030           1,793
    Remaining contract charges          1,621            --          15,481
FRANKLIN INCOME SECURITIES
 FUND
 2009  Lowest contract charges          1,613      9.754336          15,732
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2009  Lowest contract charges        0.75%             0.38%             55.98%
    Highest contract charges          2.45%             0.38%             53.35%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.56%            (51.65)%
    Highest contract charges          2.46%             0.76%            (52.47)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.34%              4.65%
    Highest contract charges          2.43%             0.83%              2.89%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.94%             0.35%             14.91%
    Highest contract charges          2.40%             0.10%             13.26%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.13%               --              16.53%
    Highest contract charges          2.36%               --              15.56%
    Remaining contract charges          --                --                 --
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2009  Lowest contract charges        1.14%             0.02%             34.24%
    Highest contract charges          2.40%             0.01%             32.57%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             0.57%            (42.02)%
    Highest contract charges          2.42%             0.50%            (42.74)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.30%             0.41%             (0.91)%
    Highest contract charges          0.50%             0.34%             (1.01)%
    Remaining contract charges          --                --                 --
FRANKLIN INCOME SECURITIES
 FUND
 2009  Lowest contract charges        0.99%               --              34.03%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2009  Lowest contract charges        157,778     $1.047791        $165,319
    Highest contract charges            7,432      6.254241          46,480
    Remaining contract charges        322,299            --       2,588,452
 2008  Lowest contract charges        165,875      0.739330         122,636
    Highest contract charges            9,611      4.470802          42,970
    Remaining contract charges        334,796            --       1,852,425
 2007  Lowest contract charges        173,959      1.302551         226,591
    Highest contract charges            9,673      7.980030          77,194
    Remaining contract charges        374,516            --       3,653,878
 2006  Lowest contract charges        182,240      1.186237         216,179
    Highest contract charges            9,840      7.362563          72,453
    Remaining contract charges        456,023            --       4,035,654
 2005  Lowest contract charges        118,621      1.105640         131,152
    Highest contract charges            7,732      6.952213          53,755
    Remaining contract charges        471,369            --       3,918,401
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2009  Lowest contract charges            186      8.977355           1,671
    Highest contract charges                7      8.927940              63
    Remaining contract charges             --            --              --
 2008  Lowest contract charges              7      7.009158              51
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2009  Lowest contract charges         55,073      1.633768          89,977
    Highest contract charges           11,836     15.602173         184,672
    Remaining contract charges        470,454            --       7,999,121
 2008  Lowest contract charges         58,377      1.312418          76,615
    Highest contract charges           12,672     12.697219         160,897
    Remaining contract charges        511,897            --       7,042,185
 2007  Lowest contract charges         59,373      1.494425          88,728
    Highest contract charges           17,301     14.647354         253,410
    Remaining contract charges      1,008,914            --      15,888,302
 2006  Lowest contract charges         59,086      1.425577          84,232
    Highest contract charges           14,521     14.155259         205,538
    Remaining contract charges        728,447            --      10,986,528
 2005  Lowest contract charges         15,437      1.331024          20,547
    Highest contract charges           12,073     13.389254         161,654
    Remaining contract charges        350,129            --       4,918,831

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2009  Lowest contract charges        1.30%               --              41.72%
    Highest contract charges          2.60%               --              39.89%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%               --             (43.24)%
    Highest contract charges          2.61%               --             (43.98)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%               --               9.81%
    Highest contract charges          2.59%               --               8.39%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%               --               7.29%
    Highest contract charges          2.60%               --               5.90%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%               --               3.43%
    Highest contract charges          2.59%               --               2.10%
    Remaining contract charges          --                --                 --
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2009  Lowest contract charges        0.97%             0.77%             27.76%
    Highest contract charges          0.80%             1.87%             27.38%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.59%               --             (34.98)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2009  Lowest contract charges        1.30%             7.21%             24.49%
    Highest contract charges          2.60%             7.88%             22.88%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             6.99%            (12.18)%
    Highest contract charges          2.61%             6.02%            (13.31)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             5.14%              4.83%
    Highest contract charges          2.59%             5.30%              3.48%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             3.80%              7.10%
    Highest contract charges          2.60%             4.71%              5.72%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             4.68%              0.42%
    Highest contract charges          2.57%             2.63%             (0.88)%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2009  Lowest contract charges          2,392     $8.393589         $20,078
    Highest contract charges            2,730     12.646702          34,530
    Remaining contract charges        713,012            --       7,634,783
 2008  Lowest contract charges        146,633      0.948803         139,125
    Highest contract charges            9,926     10.149532         100,745
    Remaining contract charges        650,342            --       6,945,558
 2007  Lowest contract charges        146,639      1.528406         224,125
    Highest contract charges            7,321     16.564137         121,266
    Remaining contract charges        788,740            --      13,650,972
 2006  Lowest contract charges        146,646      1.496340         219,432
    Highest contract charges            7,407     16.428819         121,691
    Remaining contract charges        862,099            --      14,686,603
 2005  Lowest contract charges        112,250      1.280557         143,743
    Highest contract charges            4,274     14.243479          60,883
    Remaining contract charges        905,074            --      13,262,611
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2009  Lowest contract charges         17,189      2.733475          46,984
    Highest contract charges            5,233     20.261118         106,021
    Remaining contract charges         74,848            --       1,559,183
 2008  Lowest contract charges         24,120      1.597720          38,538
    Highest contract charges            5,268     11.997433          63,198
    Remaining contract charges         83,529            --       1,029,054
 2007  Lowest contract charges         64,890      3.416340         221,687
    Highest contract charges            4,766     25.990444         123,860
    Remaining contract charges        105,298            --       2,809,279
 2006  Lowest contract charges         64,890      2.681166         173,982
    Highest contract charges            4,903     20.664228         101,294
    Remaining contract charges        139,663            --       2,938,622
 2005  Lowest contract charges         57,958      2.114912         122,577
    Highest contract charges            2,914     16.513159          48,113
    Remaining contract charges        137,055            --       2,282,179

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2009  Lowest contract charges        0.99%             2.32%             24.69%
    Highest contract charges          2.83%             4.25%             22.51%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             3.03%            (37.92)%
    Highest contract charges          2.61%             3.46%            (38.73)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             1.42%              2.14%
    Highest contract charges          2.59%             1.43%              0.82%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             1.27%             16.85%
    Highest contract charges          2.60%             1.22%             15.34%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             1.05%              9.13%
    Highest contract charges          2.56%             0.61%              7.72%
    Remaining contract charges          --                --                 --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2009  Lowest contract charges        1.30%             6.10%             71.09%
    Highest contract charges          2.60%             4.60%             68.88%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.31%             3.06%            (53.23)%
    Highest contract charges          2.61%             3.05%            (53.84)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             2.51%             27.42%
    Highest contract charges          2.59%             2.51%             25.78%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             1.21%             26.77%
    Highest contract charges          2.60%             0.94%             25.14%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             1.41%             26.11%
    Highest contract charges          2.57%             0.45%             24.48%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES
 FUND
 2009  Lowest contract charges          1,807     $8.257399         $14,918
    Highest contract charges            5,099     10.384194          52,945
    Remaining contract charges        192,871            --       2,011,496
 2008  Lowest contract charges         14,201      0.866879          12,310
    Highest contract charges            6,190      8.129257          50,318
    Remaining contract charges        189,294            --       1,641,810
 2007  Lowest contract charges         14,201      1.522683          21,623
    Highest contract charges            6,261     14.466570          90,570
    Remaining contract charges        254,258            --       3,891,874
 2006  Lowest contract charges         14,201      1.507218          21,403
    Highest contract charges            6,249     14.507161          90,667
    Remaining contract charges        275,039            --       4,187,992
 2005  Lowest contract charges         14,201      1.253557          17,801
    Highest contract charges            2,469     12.223467          30,176
    Remaining contract charges        268,581            --       3,415,744
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2009  Lowest contract charges            196     11.609181           2,275
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2008  Lowest contract charges            199      9.917849           1,969
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
HARTFORD ADVISERS HLS FUND
 2009  Lowest contract charges             80      1.125166              91
    Highest contract charges           27,331      1.030947          28,177
    Remaining contract charges     17,094,519            --      22,528,961
 2008  Lowest contract charges             80      0.870096              70
    Highest contract charges           27,329      0.810892          22,161
    Remaining contract charges     17,948,153            --      18,254,332
 2007  Lowest contract charges             80      1.282397             103
    Highest contract charges           10,879      1.215681          13,226
    Remaining contract charges     18,497,233            --      28,273,820
 2006  Lowest contract charges      5,012,687      1.192989       5,980,081
    Highest contract charges           29,829      1.168295          34,849
    Remaining contract charges      9,431,546            --      14,965,696
 2005  Lowest contract charges      2,477,999      1.090110       2,701,291
    Highest contract charges           20,735      1.081514          22,425
    Remaining contract charges      4,848,126            --       7,220,265

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
TEMPLETON GROWTH SECURITIES
 FUND
 2009  Lowest contract charges        0.99%               --              29.68%
    Highest contract charges          2.60%             3.24%             27.74%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             1.78%            (43.07)%
    Highest contract charges          2.61%             1.78%            (43.81)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             1.32%              1.03%
    Highest contract charges          2.59%             1.31%             (0.28)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             1.32%             20.24%
    Highest contract charges          2.59%             0.99%             18.68%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             1.10%              7.46%
    Highest contract charges          2.59%             1.23%              6.07%
    Remaining contract charges          --                --                 --
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2009  Lowest contract charges        1.30%            14.43%             17.05%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.09%               --               0.06%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD ADVISERS HLS FUND
 2009  Lowest contract charges        0.03%             2.34%             29.32%
    Highest contract charges          2.45%             2.32%             27.14%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.07%             3.19%            (32.15)%
    Highest contract charges          2.44%             3.82%            (33.30)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.03%             3.08%              5.84%
    Highest contract charges          2.45%             1.32%              4.06%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             3.09%              9.44%
    Highest contract charges          2.45%             3.11%              8.02%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.13%             6.17%              8.23%
    Highest contract charges          2.36%            11.61%              7.29%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2009  Lowest contract charges        492,121     $1.669168        $821,433
    Highest contract charges           22,864      1.537354          35,149
    Remaining contract charges    212,402,036            --     377,198,297
 2008  Lowest contract charges        558,296      1.462244         816,365
    Highest contract charges           24,349      1.369854          33,354
    Remaining contract charges    220,614,875            --     345,105,061
 2007  Lowest contract charges        423,040      1.594851         674,686
    Highest contract charges           38,751      1.519717          58,890
    Remaining contract charges    226,272,880            --     385,531,728
 2006  Lowest contract charges        209,162      1.535168         321,099
    Highest contract charges           36,028      1.487922          53,607
    Remaining contract charges    148,050,226            --     240,954,084
 2005  Lowest contract charges         16,935      1.475829          24,993
    Highest contract charges           36,096      1.454940          52,518
    Remaining contract charges     56,381,034            --      86,494,663
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2009  Lowest contract charges            651     10.701705           6,968
    Highest contract charges            1,972     14.808455          29,209
    Remaining contract charges      3,384,134            --      35,853,224
 2008  Lowest contract charges            575      7.401954           4,255
    Highest contract charges            5,070      7.371198          37,375
    Remaining contract charges        554,280            --       4,093,698
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2009  Lowest contract charges        388,543      1.479238         574,748
    Highest contract charges           17,288      1.280144          22,132
    Remaining contract charges    161,411,017            --     251,483,911
 2008  Lowest contract charges        411,440      1.195400         491,835
    Highest contract charges           17,821      1.052246          18,752
    Remaining contract charges    171,693,636            --     217,700,320
 2007  Lowest contract charges        374,714      1.782505         667,929
    Highest contract charges           42,952      1.596005          68,551
    Remaining contract charges    164,806,209            --     312,241,243
 2006  Lowest contract charges        198,226      1.658967         328,851
    Highest contract charges           49,964      1.510859          75,489
    Remaining contract charges     97,489,688            --     170,236,123
 2005  Lowest contract charges         21,114      1.388704          29,322
    Highest contract charges           44,104      1.286401          56,735
    Remaining contract charges     28,924,449            --      41,764,381

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2009  Lowest contract charges        0.75%             3.75%             14.15%
    Highest contract charges          2.45%             3.87%             12.23%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             7.52%             (8.32)%
    Highest contract charges          2.46%             5.84%             (9.86)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             6.95%              3.89%
    Highest contract charges          2.44%             5.47%              2.14%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             7.85%              4.02%
    Highest contract charges          2.45%             5.20%              2.27%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%            19.51%              0.94%
    Highest contract charges          2.41%            11.78%             (0.20)%
    Remaining contract charges          --                --                 --
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2009  Lowest contract charges        0.75%             0.82%             44.58%
    Highest contract charges          0.31%             0.79%             41.86%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.18%               --              (1.63)%
    Highest contract charges          0.58%             7.72%             (1.85)%
    Remaining contract charges          --                --                 --
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2009  Lowest contract charges        0.75%             2.29%             23.74%
    Highest contract charges          2.45%             2.31%             21.66%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             2.31%            (32.94)%
    Highest contract charges          2.46%             1.65%            (34.07)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             2.36%              7.45%
    Highest contract charges          2.44%             1.56%              5.64%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             3.25%             19.46%
    Highest contract charges          2.45%             2.01%             17.45%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%             3.54%              8.05%
    Highest contract charges          2.40%             3.34%              6.84%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD FUNDAMENTAL GROWTH
 HLS FUND
 2009  Lowest contract charges        673,203     $1.091246        $734,631
    Highest contract charges           48,310      0.999361          48,279
    Remaining contract charges      1,267,198            --       1,323,712
 2008  Lowest contract charges        597,057      0.774742         462,565
    Highest contract charges           30,183      0.718433          21,684
    Remaining contract charges      1,217,189            --         907,425
 2007  Lowest contract charges        514,835      1.333943         686,760
    Highest contract charges            3,798      1.252075           4,755
    Remaining contract charges        774,594            --       1,000,981
 2006  Lowest contract charges        232,649      1.172110         272,691
    Highest contract charges            4,137      1.111231           4,597
    Remaining contract charges        383,546            --         437,293
 2005  Lowest contract charges         20,942      1.080585          22,629
    Highest contract charges            4,669      1.034759           4,831
    Remaining contract charges        184,884            --         194,467
HARTFORD GLOBAL ADVISERS HLS
 FUND
 2009  Lowest contract charges            223      1.227464             274
    Highest contract charges            4,085      1.137786           4,648
    Remaining contract charges      3,991,368            --       5,088,051
 2008  Lowest contract charges          6,190      1.009518           6,249
    Highest contract charges            4,390      0.951331           4,177
    Remaining contract charges      3,910,051            --       4,151,460
 2007  Lowest contract charges            226      1.506901             340
    Highest contract charges          624,913      1.448549         905,217
    Remaining contract charges      2,487,740            --       4,032,822
 2006  Lowest contract charges        518,371      1.282188         664,649
    Highest contract charges          477,719      1.268796         606,128
    Remaining contract charges      1,154,341            --       1,643,587
 2005  Lowest contract charges         73,962      1.191716          88,141
    Highest contract charges          150,385      1.190538         179,039
    Remaining contract charges        620,009            --         765,078
HARTFORD GLOBAL EQUITY HLS
 FUND
 2009  Lowest contract charges         34,867      8.673876         302,428
    Highest contract charges              506      8.476750           4,287
    Remaining contract charges         41,331            --         355,403
 2008  Lowest contract charges          8,991      6.173557          55,509
    Highest contract charges              284      6.109152           1,738
    Remaining contract charges            733            --           4,511

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD FUNDAMENTAL GROWTH
 HLS FUND
 2009  Lowest contract charges        1.15%             0.68%             40.85%
    Highest contract charges          2.40%             0.70%             39.10%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             0.38%            (41.92)%
    Highest contract charges          2.40%             0.37%            (42.65)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             0.04%             13.81%
    Highest contract charges          2.16%             0.05%             12.68%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             1.24%              8.47%
    Highest contract charges          2.15%             0.81%              7.39%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.14%             9.90%             13.25%
    Highest contract charges          1.91%            12.51%             12.50%
    Remaining contract charges          --                --                 --
HARTFORD GLOBAL ADVISERS HLS
 FUND
 2009  Lowest contract charges        0.75%               --              21.59%
    Highest contract charges          2.40%               --              19.60%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.74%             5.93%            (33.01)%
    Highest contract charges          2.41%             1.06%            (34.11)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.58%             1.18%             15.72%
    Highest contract charges          2.09%             0.96%             14.17%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             4.28%              7.59%
    Highest contract charges          2.10%             3.87%              6.57%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.12%             6.00%              7.95%
    Highest contract charges          2.06%             6.26%              7.27%
    Remaining contract charges          --                --                 --
HARTFORD GLOBAL EQUITY HLS
 FUND
 2009  Lowest contract charges        1.14%             1.75%             40.50%
    Highest contract charges          2.40%             1.15%             38.76%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.96%             1.91%            (41.13)%
    Highest contract charges          2.00%             0.66%            (41.62)%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD GLOBAL GROWTH HLS
 FUND
 2009  Lowest contract charges          6,894     $1.130896          $7,796
    Highest contract charges          125,123      1.044061         130,636
    Remaining contract charges      4,062,240            --       5,584,723
 2008  Lowest contract charges          4,236      0.840008           3,558
    Highest contract charges          133,511      0.788413         105,261
    Remaining contract charges      4,329,076            --       4,419,027
 2007  Lowest contract charges          3,814      1.780206           6,789
    Highest contract charges          116,924      1.698782         198,628
    Remaining contract charges      3,935,160            --       8,685,113
 2006  Lowest contract charges          3,095      1.434316           4,440
    Highest contract charges          108,623      1.391475         151,144
    Remaining contract charges      2,713,332            --       4,949,323
 2005  Lowest contract charges        222,607      1.251555         278,604
    Highest contract charges           57,197      1.248662          71,420
    Remaining contract charges        934,940            --       1,646,991
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2009  Lowest contract charges         49,172      0.994065          48,880
    Highest contract charges           28,541      1.078275          30,776
    Remaining contract charges    154,554,633            --     161,146,662
 2008  Lowest contract charges        102,951      0.797115          82,064
    Highest contract charges           28,100      0.879458          24,713
    Remaining contract charges    172,583,463            --     145,020,936
 2007  Lowest contract charges         90,995      1.280301         116,501
    Highest contract charges           27,543      1.436846          39,576
    Remaining contract charges    192,860,809            --     262,224,176
 2006  Lowest contract charges         61,121      1.190599          72,770
    Highest contract charges           11,134      1.359078          15,133
    Remaining contract charges    149,763,253            --     190,203,459
 2005  Lowest contract charges     10,140,732      1.054512      10,693,523
    Highest contract charges           15,982      1.238558          19,795
    Remaining contract charges     47,202,721            --      54,271,953
HARTFORD GROWTH HLS FUND
 2009  Lowest contract charges         85,357      1.213267         103,561
    Highest contract charges           11,405      1.087144          12,399
    Remaining contract charges      7,745,496            --       8,896,121
 2008  Lowest contract charges         87,810      0.910599          79,960
    Highest contract charges           12,028      0.829923           9,982
    Remaining contract charges      8,683,289            --       7,538,746
 2007  Lowest contract charges         75,468      1.576049         118,941
    Highest contract charges           35,346      1.465205          51,789
    Remaining contract charges      8,164,821            --      12,372,154
 2006  Lowest contract charges         72,541      1.359730          98,637
    Highest contract charges           28,070      1.285135          36,073
    Remaining contract charges      6,327,770            --       8,327,937
 2005  Lowest contract charges         19,902      1.309557          26,063
    Highest contract charges           19,434      1.258313          24,454
    Remaining contract charges      2,827,275            --       3,600,721

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD GLOBAL GROWTH HLS
 FUND
 2009  Lowest contract charges        0.75%             1.00%             34.63%
    Highest contract charges          2.40%             0.74%             32.43%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.75%            (52.81)%
    Highest contract charges          2.41%             0.77%            (53.59)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.05%             24.12%
    Highest contract charges          2.39%             0.05%             22.09%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.72%             1.91%             13.29%
    Highest contract charges          2.40%             0.95%             11.44%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.12%             1.77%             13.15%
    Highest contract charges          2.36%             1.44%             12.21%
    Remaining contract charges          --                --                 --
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2009  Lowest contract charges        0.76%             1.20%             24.71%
    Highest contract charges          2.45%             1.61%             22.61%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             1.28%            (37.74)%
    Highest contract charges          2.46%             1.22%            (38.79)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.17%              7.53%
    Highest contract charges          2.44%             1.32%              5.72%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.98%             11.61%
    Highest contract charges          2.46%             0.98%              9.73%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.12%             3.23%              9.11%
    Highest contract charges          2.43%             1.85%              8.17%
    Remaining contract charges          --                --                 --
HARTFORD GROWTH HLS FUND
 2009  Lowest contract charges        0.75%             0.48%             33.24%
    Highest contract charges          2.45%             0.47%             30.99%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.27%            (42.22)%
    Highest contract charges          2.45%             0.34%            (43.20)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.02%             15.91%
    Highest contract charges          2.40%             0.02%             14.01%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.07%              3.83%
    Highest contract charges          2.40%             0.06%              2.13%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%               --              13.12%
    Highest contract charges          2.34%               --              11.88%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2009  Lowest contract charges        101,805     $1.458218        $148,453
    Highest contract charges          135,760      1.306706         177,398
    Remaining contract charges     26,899,789            --      38,101,834
 2008  Lowest contract charges         99,874      1.133580         113,215
    Highest contract charges          135,791      1.033217         140,302
    Remaining contract charges     30,192,935            --      33,454,034
 2007  Lowest contract charges         53,177      2.102007         111,777
    Highest contract charges          123,441      1.948859         240,570
    Remaining contract charges     25,614,268            --      53,103,236
 2006  Lowest contract charges         26,657      1.633478          43,544
    Highest contract charges          394,603      1.584678         625,319
    Remaining contract charges     16,492,530            --      26,726,829
 2005  Lowest contract charges        887,815      1.455585       1,292,290
    Highest contract charges            2,089      1.408825           2,944
    Remaining contract charges      4,521,617            --       6,466,206
HARTFORD HIGH YIELD HLS FUND
 2009  Lowest contract charges         13,208      1.571038          20,750
    Highest contract charges            7,660      1.456931          11,161
    Remaining contract charges     26,076,771            --      40,008,963
 2008  Lowest contract charges         27,232      1.052015          28,648
    Highest contract charges            7,761      0.992304           7,701
    Remaining contract charges     19,363,847            --      20,097,618
 2007  Lowest contract charges         26,014      1.417630          36,878
    Highest contract charges            1,094      1.360119           1,488
    Remaining contract charges     18,509,352            --      26,096,976
 2006  Lowest contract charges         28,682      1.389570          39,855
    Highest contract charges            2,380      1.356048           3,228
    Remaining contract charges     10,109,440            --      13,989,305
 2005  Lowest contract charges        635,946      1.244947         791,719
    Highest contract charges            3,526      1.250060           4,408
    Remaining contract charges      2,757,261            --       3,525,392

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2009  Lowest contract charges        0.75%             0.52%             28.64%
    Highest contract charges          2.45%             0.53%             26.47%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.52%            (46.07)%
    Highest contract charges          2.46%             0.43%            (46.98)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.20%             28.68%
    Highest contract charges          2.42%             0.30%             26.52%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.45%             11.22%
    Highest contract charges          2.39%             1.05%              9.40%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.13%             0.62%             25.05%
    Highest contract charges          2.42%             0.36%             23.98%
    Remaining contract charges          --                --                 --
HARTFORD HIGH YIELD HLS FUND
 2009  Lowest contract charges        0.75%             7.75%             49.34%
    Highest contract charges          2.45%             9.42%             46.82%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%            10.56%            (25.79)%
    Highest contract charges          2.44%            12.58%            (27.04)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             7.32%              2.02%
    Highest contract charges          2.46%             6.72%              0.30%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%            18.77%             10.34%
    Highest contract charges          2.44%            12.84%              8.48%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.12%             1.97%              4.42%
    Highest contract charges          2.36%               --               3.53%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 2009  Lowest contract charges        116,295     $0.921031        $107,111
    Highest contract charges           62,324      0.880900          54,901
    Remaining contract charges      6,142,930            --       6,941,534
 2008  Lowest contract charges         83,000      0.735613          61,056
    Highest contract charges           66,994      0.715272          47,919
    Remaining contract charges      6,044,316            --       5,390,259
 2007  Lowest contract charges         54,673      1.178530          64,434
    Highest contract charges           96,120      1.165052         111,985
    Remaining contract charges      6,164,322            --       8,995,851
 2006  Lowest contract charges         33,344      1.128688          37,635
    Highest contract charges          103,408      1.134339         117,301
    Remaining contract charges      4,395,681            --       6,005,411
 2005  Lowest contract charges         17,214      0.984953          16,955
    Highest contract charges           78,579      1.006357          79,079
    Remaining contract charges      1,729,482            --       2,161,113
HARTFORD INTERNATIONAL GROWTH
 HLS FUND
 2009  Lowest contract charges        131,634      1.133985         149,272
    Highest contract charges            1,920      6.292826          12,081
    Remaining contract charges     17,013,256            --      18,205,519
 2008  Lowest contract charges        137,514      0.887949         122,106
    Highest contract charges            1,983      5.012024           9,940
    Remaining contract charges     19,775,557            --      16,699,835
 2007  Lowest contract charges        104,300      2.069968         215,897
    Highest contract charges              352     11.885065           4,179
    Remaining contract charges     19,925,738            --      39,412,152
 2006  Lowest contract charges         61,985      1.683127         104,329
    Highest contract charges          271,330      1.576637         427,787
    Remaining contract charges     11,498,029            --      18,616,231
 2005  Lowest contract charges         17,868      1.366664          24,419
    Highest contract charges           67,922      1.301496          88,400
    Remaining contract charges      4,350,960            --       5,760,848

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD INDEX HLS FUND
 2009  Lowest contract charges        0.75%             2.58%             25.21%
    Highest contract charges          2.40%             2.07%             23.16%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             2.85%            (37.58)%
    Highest contract charges          2.42%             2.32%            (38.61)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             2.18%              4.42%
    Highest contract charges          2.40%             1.64%              2.71%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             2.60%             14.59%
    Highest contract charges          2.40%             1.85%             12.72%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --                --               7.98%
    Highest contract charges          2.33%             5.60%              6.80%
    Remaining contract charges          --                --                 --
HARTFORD INTERNATIONAL GROWTH
 HLS FUND
 2009  Lowest contract charges        0.75%             1.81%             27.71%
    Highest contract charges          2.45%             1.85%             25.56%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             1.22%            (57.10)%
    Highest contract charges          2.45%             1.39%            (57.83)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.91%             22.98%
    Highest contract charges          1.83%             4.43%             15.35%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.11%             23.16%
    Highest contract charges          2.40%             0.95%             21.14%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             2.72%             15.40%
    Highest contract charges          2.33%             2.87%             14.14%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2009  Lowest contract charges         11,696     $1.982293         $23,185
    Highest contract charges            2,358      7.664724          18,075
    Remaining contract charges      6,008,015            --      11,310,950
 2008  Lowest contract charges         11,723      1.446492          16,957
    Highest contract charges            2,359      5.688897          13,420
    Remaining contract charges      5,753,505            --       7,905,981
 2007  Lowest contract charges         10,731      2.531786          27,169
    Highest contract charges            2,083     10.128436          21,093
    Remaining contract charges      6,169,806            --      14,971,409
 2006  Lowest contract charges          3,943      2.340119           9,226
    Highest contract charges           30,430      2.192075          66,708
    Remaining contract charges      3,347,710            --       7,540,578
 2005  Lowest contract charges            553      1.822914           1,008
    Highest contract charges           12,370      1.735984          21,474
    Remaining contract charges      1,196,583            --       2,116,634
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2009  Lowest contract charges         72,416      1.341398          97,138
    Highest contract charges              443      8.952868           3,967
    Remaining contract charges     37,087,202            --      53,028,620
 2008  Lowest contract charges         68,231      1.012667          69,095
    Highest contract charges              444      6.874800           3,050
    Remaining contract charges     41,518,842            --      45,137,481
 2007  Lowest contract charges         66,471      1.766656         117,431
    Highest contract charges              111     12.199778           1,356
    Remaining contract charges     41,374,578            --      78,599,367
 2006  Lowest contract charges          7,539      1.396856          10,531
    Highest contract charges          596,472      1.374614         819,919
    Remaining contract charges     32,437,370            --      48,944,345
 2005  Lowest contract charges            348      1.130783             394
    Highest contract charges          463,040      1.131293         523,833
    Remaining contract charges     12,732,689            --      15,294,046
HARTFORD MIDCAP GROWTH HLS
 FUND
 2009  Lowest contract charges        523,670      7.524996       3,940,616
    Highest contract charges            1,081      7.313253           7,903
    Remaining contract charges        297,917            --       2,210,994
 2008  Lowest contract charges         31,522      5.147819         162,272
    Highest contract charges              696      5.065890           3,527
    Remaining contract charges         72,098            --         368,533
 2007  Lowest contract charges          2,112      9.797763          20,695
    Highest contract charges              118      9.777219           1,151
    Remaining contract charges         13,043            --         127,623

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2009  Lowest contract charges        0.75%             1.81%             37.04%
    Highest contract charges          2.45%             1.80%             34.73%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             1.33%            (42.87)%
    Highest contract charges          2.45%             1.30%            (43.83)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             2.80%              8.19%
    Highest contract charges          1.83%             3.17%             (2.90)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             2.47%             28.37%
    Highest contract charges          2.40%             2.67%             26.27%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.64%             8.05%             18.53%
    Highest contract charges          2.37%             4.45%             17.24%
    Remaining contract charges          --                --                 --
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2009  Lowest contract charges        0.75%             2.07%             32.46%
    Highest contract charges          2.45%             2.06%             30.23%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             2.38%            (42.68)%
    Highest contract charges          2.44%             2.80%            (43.65)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             2.00%             26.47%
    Highest contract charges          1.84%             5.50%             17.19%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             3.41%             23.53%
    Highest contract charges          2.40%             2.86%             21.51%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.90%               --              17.26%
    Highest contract charges          2.35%               --              15.98%
    Remaining contract charges          --                --                 --
HARTFORD MIDCAP GROWTH HLS
 FUND
 2009  Lowest contract charges        1.14%             0.68%             46.18%
    Highest contract charges          2.39%             0.49%             44.36%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.14%             0.65%            (47.46)%
    Highest contract charges          2.38%             0.54%            (48.11)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.28%             0.31%              2.96%
    Highest contract charges          0.40%               --               2.86%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2009  Lowest contract charges         35,641     $1.217394         $43,390
    Highest contract charges            1,851      1.010955           1,871
    Remaining contract charges     83,912,410            --     108,844,555
 2008  Lowest contract charges        102,478      1.225735         125,611
    Highest contract charges              627      1.035301             649
    Remaining contract charges    135,838,229            --     175,956,461
 2007  Lowest contract charges         87,011      1.209133         105,208
    Highest contract charges          142,702      1.038826         148,242
    Remaining contract charges     46,024,319            --      59,673,151
 2006  Lowest contract charges         80,942      1.160839          93,960
    Highest contract charges           17,435      1.014418          17,692
    Remaining contract charges     26,817,992            --      33,205,501
 2005  Lowest contract charges      1,575,373      1.104241       1,739,591
    Highest contract charges           17,436      0.992855          17,311
    Remaining contract charges      5,056,543            --       6,439,266
HARTFORD SMALLCAP VALUE HLS
 FUND
 2009  Lowest contract charges         67,305      8.104559         545,475
    Highest contract charges              693      7.876579           5,459
    Remaining contract charges        111,092            --         887,921
 2008  Lowest contract charges         46,681      6.368877         297,307
    Highest contract charges              287      6.267578           1,797
    Remaining contract charges         65,651            --         415,054
 2007  Lowest contract charges          2,003      9.120220          18,272
    Highest contract charges              172      9.101084           1,569
    Remaining contract charges          2,725            --          24,810
HARTFORD SMALL COMPANY HLS
 FUND
 2009  Lowest contract charges         33,695      1.382440          46,581
    Highest contract charges           15,075      1.130532          17,043
    Remaining contract charges     13,819,832            --      20,825,793
 2008  Lowest contract charges         32,338      1.077311          34,839
    Highest contract charges           15,340      0.896115          13,746
    Remaining contract charges     14,290,522            --      16,889,888
 2007  Lowest contract charges         32,283      1.827464          58,996
    Highest contract charges           17,781      1.546238          27,494
    Remaining contract charges      7,927,873            --      15,990,336
 2006  Lowest contract charges        397,547      1.575297         626,255
    Highest contract charges            2,708      1.387226           3,757
    Remaining contract charges        314,595            --         669,629

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2009  Lowest contract charges        0.76%             0.07%             (0.68)%
    Highest contract charges          2.45%             0.05%             (2.35)%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             2.05%              1.37%
    Highest contract charges          2.48%             2.81%             (0.34)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             4.80%              4.16%
    Highest contract charges          2.40%             4.61%              2.41%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.74%             4.86%              3.92%
    Highest contract charges          2.45%             4.59%              2.17%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.13%             3.42%              1.34%
    Highest contract charges          2.40%             3.14%              0.47%
    Remaining contract charges          --                --                 --
HARTFORD SMALLCAP VALUE HLS
 FUND
 2009  Lowest contract charges        1.15%             1.07%             27.25%
    Highest contract charges          2.39%             0.96%             25.67%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.12%             6.19%            (30.17)%
    Highest contract charges          2.38%             0.56%            (31.04)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.27%               --              (2.25)%
    Highest contract charges          0.47%             3.98%             (2.35)%
    Remaining contract charges          --                --                 --
HARTFORD SMALL COMPANY HLS
 FUND
 2009  Lowest contract charges        0.75%             0.01%             28.32%
    Highest contract charges          2.45%             0.01%             26.16%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.10%            (41.05)%
    Highest contract charges          2.46%             0.10%            (42.05)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             0.65%             13.37%
    Highest contract charges          2.42%             0.45%             11.46%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.73%             0.51%              2.42%
    Highest contract charges          1.57%             0.50%              1.64%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2009  Lowest contract charges         81,291     $1.180637         $95,975
    Highest contract charges            1,492      1.057909           1,578
    Remaining contract charges     15,148,508            --      17,314,268
 2008  Lowest contract charges         75,713      0.878590          66,521
    Highest contract charges            1,448      0.800757           1,159
    Remaining contract charges     14,359,268            --      12,326,654
 2007  Lowest contract charges         68,395      1.414586          96,750
    Highest contract charges            7,464      1.311438           9,788
    Remaining contract charges     15,442,898            --      21,398,728
 2006  Lowest contract charges         40,383      1.451976          58,635
    Highest contract charges            7,510      1.369188          10,282
    Remaining contract charges     12,949,178            --      18,672,317
 2005  Lowest contract charges          2,654      1.369036           3,633
    Highest contract charges            7,994      1.313122          10,497
    Remaining contract charges      7,010,382            --       9,378,913
HARTFORD STOCK HLS FUND
 2009  Lowest contract charges         18,799      0.910292          17,113
    Highest contract charges          126,419      0.864603         109,302
    Remaining contract charges     13,024,838            --      14,614,787
 2008  Lowest contract charges         18,780      0.647997          12,170
    Highest contract charges          134,070      0.625710          83,889
    Remaining contract charges     14,645,793            --      11,502,629
 2007  Lowest contract charges         18,539      1.148022          21,283
    Highest contract charges          130,175      1.127052         146,714
    Remaining contract charges     14,718,766            --      20,951,736
 2006  Lowest contract charges         16,145      1.092190          17,633
    Highest contract charges          102,478      1.090081         111,709
    Remaining contract charges     13,135,545            --      17,204,398
 2005  Lowest contract charges          2,006      0.959768           1,926
    Highest contract charges           46,829      0.973852          45,604
    Remaining contract charges      5,751,676            --       6,718,125

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2009  Lowest contract charges        0.75%             0.09%             34.38%
    Highest contract charges          2.48%             0.09%             32.11%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.46%            (37.89)%
    Highest contract charges          2.48%             0.22%            (38.94)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.40%             (2.58)%
    Highest contract charges          2.45%             0.29%             (4.22)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.52%              6.06%
    Highest contract charges          2.45%             0.36%              4.27%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --                --              17.77%
    Highest contract charges          2.42%             0.63%             16.45%
    Remaining contract charges          --                --                 --
HARTFORD STOCK HLS FUND
 2009  Lowest contract charges        0.75%             1.65%             40.48%
    Highest contract charges          2.40%             1.59%             38.18%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             2.14%            (43.56)%
    Highest contract charges          2.41%             1.92%            (44.48)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.09%              5.11%
    Highest contract charges          2.39%             1.17%              3.39%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.92%             13.80%
    Highest contract charges          2.40%             1.60%             11.94%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.75%             3.19%             12.41%
    Highest contract charges          2.36%             3.03%             11.18%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2009  Lowest contract charges         81,997     $1.198495         $98,274
    Highest contract charges            7,324      1.074005           7,866
    Remaining contract charges    133,085,611            --     151,313,227
 2008  Lowest contract charges        120,620      1.168037         140,888
    Highest contract charges            7,804      1.064651           8,309
    Remaining contract charges    139,912,479            --     156,133,505
 2007  Lowest contract charges         96,025      1.184437         113,736
    Highest contract charges           30,312      1.098120          33,286
    Remaining contract charges    140,124,544            --     159,762,605
 2006  Lowest contract charges         56,712      1.143295          64,838
    Highest contract charges           27,367      1.078142          29,506
    Remaining contract charges     82,667,946            --      91,530,568
 2005  Lowest contract charges          3,267      1.107461           3,618
    Highest contract charges           30,199      1.062245          32,079
    Remaining contract charges     28,194,335            --      30,397,307
HARTFORD VALUE HLS FUND
 2009  Lowest contract charges     11,244,118      1.184249      13,315,836
    Highest contract charges           21,922      1.083181          23,746
    Remaining contract charges     15,822,005            --      17,853,694
 2008  Lowest contract charges     11,935,199      0.963202      11,496,007
    Highest contract charges           22,954      0.892530          20,488
    Remaining contract charges     17,127,911            --      15,805,169
 2007  Lowest contract charges          5,887      1.505403           8,862
    Highest contract charges            3,889      1.386664           5,392
    Remaining contract charges     18,121,483            --      26,156,232
 2006  Lowest contract charges      1,314,841      1.371064       1,802,732
    Highest contract charges          125,637      1.303700         163,792
    Remaining contract charges      2,539,971            --       3,360,776
 2005  Lowest contract charges        174,257      1.138452         198,383
    Highest contract charges            3,168      1.096127           3,473
    Remaining contract charges      1,303,124            --       1,440,785

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2009  Lowest contract charges        0.75%             0.03%              2.61%
    Highest contract charges          2.45%             0.03%              0.88%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             8.48%             (1.39)%
    Highest contract charges          2.46%             5.05%             (3.05)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             3.92%              3.60%
    Highest contract charges          2.44%             3.80%              1.85%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.74%             2.50%              3.24%
    Highest contract charges          2.45%             2.66%              1.50%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.72%               --               0.46%
    Highest contract charges          2.41%             4.28%             (0.67)%
    Remaining contract charges          --                --                 --
HARTFORD VALUE HLS FUND
 2009  Lowest contract charges        1.15%             1.87%             22.95%
    Highest contract charges          2.45%             1.91%             21.36%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             2.12%            (34.79)%
    Highest contract charges          2.44%             2.42%            (35.64)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             2.29%              8.17%
    Highest contract charges          2.44%             3.28%              6.34%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             2.48%             20.43%
    Highest contract charges          2.39%             2.30%             18.94%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.13%             4.26%              7.86%
    Highest contract charges          2.37%             3.82%              6.96%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES
 HLS FUND
 2009  Lowest contract charges         16,618     $1.330068         $22,104
    Highest contract charges          143,320      1.191834         170,814
    Remaining contract charges      9,870,259            --      12,782,211
 2008  Lowest contract charges         15,849      0.913193          14,473
    Highest contract charges          155,307      0.832316         129,265
    Remaining contract charges     11,704,767            --      10,396,118
 2007  Lowest contract charges         10,727      1.561011          16,745
    Highest contract charges           40,122      1.447249          58,066
    Remaining contract charges     12,789,859            --      19,532,743
 2006  Lowest contract charges          5,805      1.678386           9,743
    Highest contract charges          289,353      1.628257         471,142
    Remaining contract charges      6,385,310            --      10,436,497
 2005  Lowest contract charges          3,050      1.420752           4,333
    Highest contract charges            3,913      1.362775           5,332
    Remaining contract charges      2,633,785            --       3,660,889
HARTFORD EQUITY INCOME HLS
 FUND
 2009  Lowest contract charges         53,889      1.273241          68,614
    Highest contract charges            2,048     11.660033          23,874
    Remaining contract charges      8,791,858            --      10,725,512
 2008  Lowest contract charges         63,396      1.090261          69,118
    Highest contract charges           48,586      1.010645          49,103
    Remaining contract charges      7,991,735            --       8,417,021
 2007  Lowest contract charges         49,828      1.541964          76,833
    Highest contract charges            2,379      1.450037           3,449
    Remaining contract charges      7,823,472            --      11,738,861
 2006  Lowest contract charges         48,318      1.452696          70,192
    Highest contract charges            2,621      1.389511           3,643
    Remaining contract charges      3,875,787            --       5,508,520
 2005  Lowest contract charges            446      1.211673             540
    Highest contract charges           23,556      1.180208          27,801
    Remaining contract charges      1,294,034            --       1,541,532
AMERICAN FUNDS BOND HLS FUND
 2009  Lowest contract charges            989      9.910553           9,799
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2009  Lowest contract charges              8      8.017227              61
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2008  Lowest contract charges              8      5.051966              39
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD VALUE OPPORTUNITIES
 HLS FUND
 2009  Lowest contract charges        0.75%             1.18%             45.65%
    Highest contract charges          2.45%             1.09%             43.20%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             2.17%            (41.50)%
    Highest contract charges          2.44%             3.07%            (42.49)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             2.57%             (6.99)%
    Highest contract charges          2.42%             7.32%             (8.56)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.54%             18.13%
    Highest contract charges          2.39%             1.79%             16.20%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%             2.31%             12.64%
    Highest contract charges          2.41%             2.44%             11.37%
    Remaining contract charges          --                --                 --
HARTFORD EQUITY INCOME HLS
 FUND
 2009  Lowest contract charges        0.75%             3.00%             16.78%
    Highest contract charges          0.31%             2.29%             14.59%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             3.50%            (29.29)%
    Highest contract charges          2.40%             3.63%            (30.45)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             2.18%              6.15%
    Highest contract charges          2.45%             2.04%              4.36%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             4.07%             19.89%
    Highest contract charges          2.47%             7.47%             17.87%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.80%             1.72%              4.59%
    Highest contract charges          2.37%             2.88%              3.45%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS BOND HLS FUND
 2009  Lowest contract charges        0.99%             2.96%             11.12%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2009  Lowest contract charges        0.71%             0.06%             58.70%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.33%               --             (49.92)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AMERICAN FUNDS GROWTH HLS FUND
 2009  Lowest contract charges            747     $8.040827          $6,010
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2009  Lowest contract charges            491      8.549477           4,195
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
HUNTINGTON VA INCOME EQUITY
 FUND
 2009  Lowest contract charges        817,524      1.022001         835,510
    Highest contract charges           81,295      1.046262          85,056
    Remaining contract charges        975,271            --       1,022,528
 2008  Lowest contract charges        897,074      0.850074         762,579
    Highest contract charges           83,681      0.878562          73,519
    Remaining contract charges      1,060,830            --         930,118
 2007  Lowest contract charges        885,364      1.383280       1,224,707
    Highest contract charges           80,313      1.443302         115,915
    Remaining contract charges      1,019,251            --       1,459,981
 2006  Lowest contract charges        626,849      1.386243         868,965
    Highest contract charges           71,473      1.460214         104,366
    Remaining contract charges        741,661            --       1,077,003
 2005  Lowest contract charges        197,546      1.245491         246,042
    Highest contract charges           37,068      1.324465          49,096
    Remaining contract charges        351,569            --         459,804
HUNTINGTON VA DIVIDEND CAPTURE
 FUND
 2009  Lowest contract charges        784,822      1.309662       1,027,851
    Highest contract charges               61     12.147326             735
    Remaining contract charges      1,546,512            --       2,508,251
 2008  Lowest contract charges        841,469      1.058939         891,064
    Highest contract charges               61      9.945276             606
    Remaining contract charges      1,817,445            --       2,368,033
 2007  Lowest contract charges        974,854      1.489438       1,451,985
    Highest contract charges               61     14.164468             870
    Remaining contract charges      1,947,692            --       3,661,698
 2006  Lowest contract charges        590,720      1.605086         948,157
    Highest contract charges               62     15.456286             955
    Remaining contract charges      1,576,580            --       3,291,040
 2005  Lowest contract charges        174,359      1.392666         242,824
    Highest contract charges               62     13.579374             844
    Remaining contract charges        865,021            --       1,520,955

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AMERICAN FUNDS GROWTH HLS FUND
 2009  Lowest contract charges        0.99%             0.85%             37.64%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2009  Lowest contract charges        1.00%             1.78%             41.33%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HUNTINGTON VA INCOME EQUITY
 FUND
 2009  Lowest contract charges        1.15%               --              20.23%
    Highest contract charges          2.10%               --              19.09%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             6.02%            (38.55)%
    Highest contract charges          2.10%             6.12%            (39.13)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             1.68%             (0.21)%
    Highest contract charges          2.09%             1.75%             (1.16)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             1.60%             11.30%
    Highest contract charges          2.10%             1.88%             10.25%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.13%             1.92%              3.53%
    Highest contract charges          2.07%             0.59%              2.88%
    Remaining contract charges          --                --                 --
HUNTINGTON VA DIVIDEND CAPTURE
 FUND
 2009  Lowest contract charges        1.15%               --              23.68%
    Highest contract charges          2.27%               --              22.14%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%            10.54%            (28.90)%
    Highest contract charges          2.25%            10.96%            (29.79)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             3.04%             (7.21)%
    Highest contract charges          2.51%             3.38%             (8.36)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             2.97%             15.25%
    Highest contract charges          2.31%             3.47%             13.82%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.12%             1.21%              4.32%
    Highest contract charges          2.22%               --               3.48%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HUNTINGTON VA GROWTH FUND
 2009  Lowest contract charges      1,104,340     $0.726565        $802,375
    Highest contract charges            8,360      9.729073          81,333
    Remaining contract charges        972,619            --         866,117
 2008  Lowest contract charges      1,174,540      0.633809         744,434
    Highest contract charges            8,433      8.567951          72,257
    Remaining contract charges        930,540            --         724,603
 2007  Lowest contract charges        915,554      1.032542         945,348
    Highest contract charges            9,308     14.091540         131,162
    Remaining contract charges        669,343            --         872,808
 2006  Lowest contract charges        388,384      0.910619         353,670
    Highest contract charges            4,863     12.546009          61,011
    Remaining contract charges        389,454            --         468,372
 2005  Lowest contract charges         86,491      0.854848          73,936
    Highest contract charges            3,352     11.890056          39,852
    Remaining contract charges        145,766            --         164,560
HUNTINGTON VA MID CORP AMERICA
 FUND
 2009  Lowest contract charges        761,718      1.440935       1,097,586
    Highest contract charges            8,906     14.307128         127,414
    Remaining contract charges        659,878            --         966,053
 2008  Lowest contract charges        831,694      1.085886         903,124
    Highest contract charges            9,633     10.884597         104,856
    Remaining contract charges        847,615            --         929,909
 2007  Lowest contract charges        836,675      1.795830       1,502,527
    Highest contract charges            8,720     18.172960         158,467
    Remaining contract charges        883,157            --       1,613,482
 2006  Lowest contract charges        556,198      1.670403         929,075
    Highest contract charges            7,260     17.064993         123,898
    Remaining contract charges        737,824            --       1,265,479
 2005  Lowest contract charges        156,171      1.575703         246,079
    Highest contract charges            2,230     16.251286          36,248
    Remaining contract charges        441,177            --         714,949
HUNTINGTON VA NEW ECONOMY FUND
 2009  Lowest contract charges        899,227      1.196339       1,075,781
    Highest contract charges            8,744     12.068331         105,524
    Remaining contract charges        904,162            --       1,116,655
 2008  Lowest contract charges        970,415      0.898746         872,157
    Highest contract charges            7,819      9.152820          71,565
    Remaining contract charges      1,029,547            --         955,330
 2007  Lowest contract charges        897,527      1.920209       1,723,439
    Highest contract charges            7,441     19.742399         146,901
    Remaining contract charges        956,693            --       1,885,261
 2006  Lowest contract charges        644,733      1.726573       1,113,179
    Highest contract charges            5,647     17.920935         101,188
    Remaining contract charges        794,083            --       1,418,525
 2005  Lowest contract charges        103,423      1.583729         163,794
    Highest contract charges              300     16.595263           4,983
    Remaining contract charges        316,019            --         520,127

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HUNTINGTON VA GROWTH FUND
 2009  Lowest contract charges        1.15%               --              14.64%
    Highest contract charges          2.10%               --              13.55%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             1.17%            (38.62)%
    Highest contract charges          2.12%             1.77%            (39.20)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             0.37%             13.39%
    Highest contract charges          2.08%             0.39%             12.32%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             0.26%              6.52%
    Highest contract charges          2.10%             0.45%              5.52%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.11%             0.37%              3.78%
    Highest contract charges          2.07%             0.16%              3.12%
    Remaining contract charges          --                --                 --
HUNTINGTON VA MID CORP AMERICA
 FUND
 2009  Lowest contract charges        1.15%               --              32.70%
    Highest contract charges          2.10%               --              31.44%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             1.24%            (39.53)%
    Highest contract charges          2.10%             1.24%            (40.11)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             0.52%              7.51%
    Highest contract charges          2.09%             0.53%              6.49%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             0.32%              6.01%
    Highest contract charges          2.09%             0.36%              5.01%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.12%             0.04%             14.39%
    Highest contract charges          2.06%             0.09%             13.67%
    Remaining contract charges          --                --                 --
HUNTINGTON VA NEW ECONOMY FUND
 2009  Lowest contract charges        1.15%               --              33.11%
    Highest contract charges          2.10%               --              31.85%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             0.81%            (53.20)%
    Highest contract charges          2.11%             0.81%            (53.64)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             0.15%             11.22%
    Highest contract charges          2.09%             0.16%             10.16%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             0.08%              9.02%
    Highest contract charges          2.09%             0.07%              7.99%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.11%               --              16.09%
    Highest contract charges          2.06%               --              15.36%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HUNTINGTON VA ROTATING MARKETS
 FUND
 2009  Lowest contract charges        245,799     $1.237137        $304,087
    Highest contract charges            4,200     13.709305          57,579
    Remaining contract charges        373,105            --         475,028
 2008  Lowest contract charges        275,420      0.938278         258,420
    Highest contract charges            3,834     10.496636          40,247
    Remaining contract charges        413,264            --         399,529
 2007  Lowest contract charges        295,139      1.638282         483,520
    Highest contract charges            6,944     18.503060         128,486
    Remaining contract charges        368,829            --         634,743
 2006  Lowest contract charges        101,095      1.518895         153,553
    Highest contract charges            1,545     17.318252          26,764
    Remaining contract charges        103,619            --         189,052
 2005  Lowest contract charges         14,850      1.284542          19,076
    Highest contract charges              172     14.873813           2,561
    Remaining contract charges          1,703            --           2,134
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 2009  Lowest contract charges         76,104     12.624134         960,747
    Highest contract charges           10,901     12.086041         131,752
    Remaining contract charges        103,662            --       1,283,064
 2008  Lowest contract charges         80,296      9.567867         768,258
    Highest contract charges           11,261      9.247406         104,130
    Remaining contract charges        105,185            --         990,672
 2007  Lowest contract charges         82,314     16.282287       1,340,267
    Highest contract charges           12,088     15.887446         192,054
    Remaining contract charges         94,208            --       1,516,795
 2006  Lowest contract charges         45,120     14.476142         653,162
    Highest contract charges            3,291     14.259822          46,939
    Remaining contract charges         57,105            --         821,223
 2005  Lowest contract charges          3,592     11.643997          41,827
    Highest contract charges              187     11.599757           2,169
    Remaining contract charges          2,415            --          28,058

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HUNTINGTON VA ROTATING MARKETS
 FUND
 2009  Lowest contract charges        1.15%               --              31.85%
    Highest contract charges          2.10%               --              30.61%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             2.56%            (42.73)%
    Highest contract charges          2.12%             2.66%            (43.27)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             0.71%              7.86%
    Highest contract charges          2.07%             0.79%              6.84%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             0.45%             18.24%
    Highest contract charges          2.08%               --              17.13%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.14%             1.31%             13.51%
    Highest contract charges          1.51%               --              12.94%
    Remaining contract charges          --                --                 --
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 2009  Lowest contract charges        1.15%             0.05%             31.94%
    Highest contract charges          2.10%             0.05%             30.70%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             2.65%            (41.24)%
    Highest contract charges          2.11%             2.79%            (41.79)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             0.02%             12.48%
    Highest contract charges          2.07%             0.01%             11.41%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             1.63%             24.32%
    Highest contract charges          2.10%             2.68%             23.15%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.11%             1.82%             15.30%
    Highest contract charges          1.78%             2.64%             14.93%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HUNTINGTON VA MACRO 100 FUND
 2009  Lowest contract charges        467,639     $0.878576        $410,857
    Highest contract charges           42,419      0.833808          35,370
    Remaining contract charges        609,192            --         522,256
 2008  Lowest contract charges        488,785      0.729270         356,456
    Highest contract charges           56,495      0.698715          39,474
    Remaining contract charges        816,247            --         582,963
 2007  Lowest contract charges        584,244      1.116207         652,137
    Highest contract charges           48,339      1.079664          52,189
    Remaining contract charges      1,015,982            --       1,115,570
 2006  Lowest contract charges        464,924      1.161549         540,032
    Highest contract charges           42,268      1.134249          47,942
    Remaining contract charges        939,825            --       1,079,286
 2005  Lowest contract charges        189,185      1.095413         207,236
    Highest contract charges           21,559      1.079887          23,281
    Remaining contract charges        408,204            --         443,945
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2009  Lowest contract charges         52,282     11.344256         593,097
    Highest contract charges           34,905     10.860646         379,088
    Remaining contract charges         50,918            --         565,554
 2008  Lowest contract charges         54,171     10.881186         589,449
    Highest contract charges           35,376     10.516739         372,045
    Remaining contract charges         52,459            --         561,258
 2007  Lowest contract charges         63,069     10.775519         679,602
    Highest contract charges            2,500     10.514016          26,286
    Remaining contract charges         56,285            --         599,095
 2006  Lowest contract charges         28,601     10.488149         299,976
    Highest contract charges            1,700     10.331301          17,560
    Remaining contract charges         36,287            --         377,761
 2005  Lowest contract charges          5,930     10.019191          59,413
    Highest contract charges              409      9.963537           4,079
    Remaining contract charges          3,322            --          33,196

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HUNTINGTON VA MACRO 100 FUND
 2009  Lowest contract charges        1.15%               --              20.47%
    Highest contract charges          2.10%               --              19.33%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             1.68%            (34.67)%
    Highest contract charges          2.10%             1.95%            (35.28)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.15%             0.41%             (3.90)%
    Highest contract charges          2.09%             0.40%             (4.81)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             0.15%              6.04%
    Highest contract charges          2.10%             0.14%              5.03%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.12%             0.09%             14.19%
    Highest contract charges          2.06%             0.17%             13.47%
    Remaining contract charges          --                --                 --
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2009  Lowest contract charges        1.15%               --               4.26%
    Highest contract charges          2.10%               --               3.27%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             7.80%              0.98%
    Highest contract charges          2.07%             8.29%              0.03%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             1.96%              2.74%
    Highest contract charges          2.09%             1.86%              1.77%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             0.89%              4.68%
    Highest contract charges          2.09%             1.39%              3.69%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.12%               --              (0.17)%
    Highest contract charges          2.05%               --              (0.63)%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HUNTINGTON VA SITUS FUND
 2009  Lowest contract charges      1,168,305     $1.139746      $1,331,570
    Highest contract charges          528,092      1.081693         571,233
    Remaining contract charges      1,913,130            --       2,128,753
 2008  Lowest contract charges      1,216,393      0.867163       1,054,811
    Highest contract charges          556,301      0.830834         462,194
    Remaining contract charges      2,157,207            --       1,834,096
 2007  Lowest contract charges      1,167,877      1.492538       1,743,101
    Highest contract charges          690,618      1.443681         997,033
    Remaining contract charges      2,080,770            --       3,058,405
 2006  Lowest contract charges        965,257      1.355598       1,308,501
    Highest contract charges          554,681      1.323739         734,251
    Remaining contract charges      1,499,185            --       2,010,288
 2005  Lowest contract charges        233,861      1.307997         305,889
    Highest contract charges          217,268      1.289462         280,158
    Remaining contract charges        509,398            --         661,569
LORD ABBETT ALL VALUE
 PORTFOLIO
 2009  Lowest contract charges         20,439     11.322903         231,432
    Highest contract charges           16,458     10.454195         172,055
    Remaining contract charges        820,474            --       8,969,981
 2008  Lowest contract charges         19,915      9.055859         180,351
    Highest contract charges           11,814      8.500104         100,422
    Remaining contract charges        897,516            --       7,906,143
 2007  Lowest contract charges         15,609     12.791256         199,658
    Highest contract charges           12,937     12.206180         157,907
    Remaining contract charges        722,884            --       9,057,849
 2006  Lowest contract charges         17,797     12.075767         214,913
    Highest contract charges           13,246     11.715068         155,179
    Remaining contract charges        517,103            --       6,158,749
 2005  Lowest contract charges          7,823     10.612875          83,025
    Highest contract charges            4,448     10.467117          46,553
    Remaining contract charges        156,355            --       1,646,980

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HUNTINGTON VA SITUS FUND
 2009  Lowest contract charges        1.15%               --              31.43%
    Highest contract charges          2.10%               --              30.19%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             0.23%            (41.90)%
    Highest contract charges          2.11%             0.21%            (42.45)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.15%             0.35%             10.10%
    Highest contract charges          2.09%             0.37%              9.06%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             0.09%              3.64%
    Highest contract charges          2.09%             0.08%              2.66%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.12%               --              20.20%
    Highest contract charges          2.04%               --              19.45%
    Remaining contract charges          --                --                 --
LORD ABBETT ALL VALUE
 PORTFOLIO
 2009  Lowest contract charges        0.75%             0.18%             25.03%
    Highest contract charges          2.40%             0.22%             22.99%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.56%            (29.20)%
    Highest contract charges          2.41%             0.54%            (30.36)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.46%              5.93%
    Highest contract charges          2.39%             0.50%              4.19%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.72%             13.78%
    Highest contract charges          2.41%             0.84%             11.92%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             1.53%             11.45%
    Highest contract charges          2.33%             1.06%             10.24%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
LORD ABBETT AMERICA'S VALUE
 PORTFOLIO
 2009  Lowest contract charges         21,034    $10.742542        $225,963
    Highest contract charges           12,586      9.918307         124,835
    Remaining contract charges        511,212            --       5,267,975
 2008  Lowest contract charges         16,533      8.770359         145,003
    Highest contract charges           10,345      8.232069          85,162
    Remaining contract charges        537,332            --       4,556,679
 2007  Lowest contract charges         13,973     11.971920         167,285
    Highest contract charges              902     11.424297          10,309
    Remaining contract charges        541,213            --       6,324,657
 2006  Lowest contract charges         14,051     11.692294         164,291
    Highest contract charges            1,228     11.343054          13,935
    Remaining contract charges        355,853            --       4,093,576
 2005  Lowest contract charges          9,033     10.283680          92,890
    Highest contract charges              521     10.142435           5,281
    Remaining contract charges        157,091            --       1,602,931
LORD ABBETT BOND-DEBENTURE
 FUND
 2009  Lowest contract charges         42,648     12.499915         533,099
    Highest contract charges              237     11.513108           2,725
    Remaining contract charges      3,431,351            --      41,278,316
 2008  Lowest contract charges         43,807      9.376827         410,774
    Highest contract charges              247      8.784491           2,174
    Remaining contract charges      3,198,495            --      29,093,103
 2007  Lowest contract charges         26,182     11.456197         299,944
    Highest contract charges              750     10.916673           8,186
    Remaining contract charges      2,783,660            --      31,165,323
 2006  Lowest contract charges         14,575     10.870047         158,432
    Highest contract charges              676     10.535676           7,120
    Remaining contract charges      1,418,492            --      15,184,288
 2005  Lowest contract charges          3,529     10.017399          35,352
    Highest contract charges           16,403      9.879781         162,055
    Remaining contract charges        426,524            --       4,241,927

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
LORD ABBETT AMERICA'S VALUE
 PORTFOLIO
 2009  Lowest contract charges        0.75%             3.55%             22.49%
    Highest contract charges          2.40%             3.61%             20.48%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             4.26%            (26.74)%
    Highest contract charges          2.37%             8.83%            (27.94)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             2.72%              2.39%
    Highest contract charges          2.40%             2.64%              0.72%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             3.02%             13.70%
    Highest contract charges          2.40%             3.31%             11.84%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.72%            10.00%              6.50%
    Highest contract charges          2.33%             6.58%              5.34%
    Remaining contract charges          --                --                 --
LORD ABBETT BOND-DEBENTURE
 FUND
 2009  Lowest contract charges        0.75%             6.60%             33.31%
    Highest contract charges          2.42%             6.56%             31.06%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             7.08%            (18.15)%
    Highest contract charges          2.48%             3.86%            (19.53)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             7.50%              5.39%
    Highest contract charges          2.45%             7.03%              3.62%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             7.57%              8.51%
    Highest contract charges          2.42%            24.56%              6.68%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.72%            24.21%              4.62%
    Highest contract charges          2.35%            14.14%              3.48%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2009  Lowest contract charges         56,902     $9.140477        $520,108
    Highest contract charges            2,409      8.418646          20,280
    Remaining contract charges     11,875,175            --     105,043,801
 2008  Lowest contract charges         57,891      7.745474         448,390
    Highest contract charges            2,386      7.256097          17,314
    Remaining contract charges     12,879,835            --      97,170,457
 2007  Lowest contract charges         49,568     12.274113         608,409
    Highest contract charges            3,943     11.696028          46,120
    Remaining contract charges     12,555,201            --     151,060,217
 2006  Lowest contract charges         22,792     11.955476         272,495
    Highest contract charges            2,782     11.587688          32,240
    Remaining contract charges      6,751,122            --      79,604,047
 2005  Lowest contract charges          5,421     10.271292          55,685
    Highest contract charges            1,699     10.125948          17,206
    Remaining contract charges      1,222,591            --      12,468,637
LORD ABBETT LARGE-CAP CORE
 PORTFOLIO
 2009  Lowest contract charges         12,766     11.130070         142,081
    Highest contract charges            2,015     10.281352          20,713
    Remaining contract charges        561,979            --       6,032,553
 2008  Lowest contract charges         12,142      8.935018         108,488
    Highest contract charges            2,015      8.395121          16,913
    Remaining contract charges        474,474            --       4,122,771
 2007  Lowest contract charges          9,890     13.100410         129,569
    Highest contract charges           14,024     12.520156         175,581
    Remaining contract charges        385,819            --       4,954,553
 2006  Lowest contract charges          4,673     11.925730          55,727
    Highest contract charges            1,303     11.650909          15,181
    Remaining contract charges        200,004            --       2,355,744
 2005  Lowest contract charges          3,164     10.641404          33,671
    Highest contract charges              226     10.542723           2,384
    Remaining contract charges         65,094            --         688,820

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2009  Lowest contract charges        0.75%             1.03%             18.01%
    Highest contract charges          2.45%             1.04%             16.02%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             1.62%            (36.90)%
    Highest contract charges          2.46%             1.32%            (37.96)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             1.66%              2.67%
    Highest contract charges          2.44%             1.44%              0.94%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             2.28%             16.40%
    Highest contract charges          2.44%             1.89%             14.44%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.72%             4.39%              7.03%
    Highest contract charges          2.40%             1.60%              5.82%
    Remaining contract charges          --                --                 --
LORD ABBETT LARGE-CAP CORE
 PORTFOLIO
 2009  Lowest contract charges        0.75%             0.79%             24.57%
    Highest contract charges          2.45%             0.79%             22.47%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.96%            (31.80)%
    Highest contract charges          2.50%             0.29%            (32.95)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             0.99%              9.85%
    Highest contract charges          2.42%             1.12%              8.00%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.70%             12.07%
    Highest contract charges          2.13%             1.03%             10.51%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.72%             1.35%              6.41%
    Highest contract charges          2.09%             0.40%              5.43%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MFS(R) CORE EQUITY SERIES
 2009  Lowest contract charges         38,409     $0.955152         $36,687
    Highest contract charges            4,064      5.821290          23,659
    Remaining contract charges         48,715            --         303,323
 2008  Lowest contract charges         38,409      0.730666          28,064
    Highest contract charges            3,553      4.484438          15,932
    Remaining contract charges         49,313            --         232,698
 2007  Lowest contract charges         38,409      1.216627          46,730
    Highest contract charges            3,553      7.519618          26,715
    Remaining contract charges         72,379            --         567,932
 2006  Lowest contract charges         38,409      1.108918          42,593
    Highest contract charges           18,297      6.947882         127,126
    Remaining contract charges         69,407            --         511,023
 2005  Lowest contract charges         33,750      8.482700         286,289
    Highest contract charges            5,817      8.275443          48,137
    Remaining contract charges        101,022            --         637,605
MFS(R) GROWTH SERIES
 2009  Lowest contract charges         11,341      8.591416          97,433
    Highest contract charges           12,562      5.295441          66,522
    Remaining contract charges         62,301            --         358,987
 2008  Lowest contract charges         11,287      6.328317          71,430
    Highest contract charges           12,419      3.935804          48,877
    Remaining contract charges         66,027            --         282,314
 2007  Lowest contract charges         10,981     10.254739         112,607
    Highest contract charges           11,996      6.435608          77,200
    Remaining contract charges         87,977            --         611,729
 2006  Lowest contract charges            490      8.582192           4,202
    Highest contract charges            8,923      5.408651          48,267
    Remaining contract charges        109,971            --         635,958
 2005  Lowest contract charges          3,249      8.066515          26,206
    Highest contract charges            8,924      5.134777          45,823
    Remaining contract charges        111,020            --         604,050
MFS(R) INVESTORS GROWTH STOCK
 SERIES
 2009  Lowest contract charges          7,231      7.980995          57,712
    Highest contract charges              138      5.794219             797
    Remaining contract charges         36,818            --         241,320
 2008  Lowest contract charges          8,800      5.799550          51,035
    Highest contract charges            1,498      4.219743           6,322
    Remaining contract charges         39,360            --         185,157
 2007  Lowest contract charges         11,009      9.316867         102,566
    Highest contract charges            1,514      6.847257          10,365
    Remaining contract charges         42,197            --         318,474
 2006  Lowest contract charges         13,246      8.484512         112,389
    Highest contract charges            1,521      6.298182           9,582
    Remaining contract charges         44,002            --         303,519
 2005  Lowest contract charges         19,612      7.998221         156,862
    Highest contract charges            1,592      5.996884           9,545
    Remaining contract charges         56,697            --         367,868

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MFS(R) CORE EQUITY SERIES
 2009  Lowest contract charges        1.30%             1.67%             30.72%
    Highest contract charges          2.00%             1.64%             29.81%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             0.78%            (39.94)%
    Highest contract charges          2.01%             0.78%            (40.36)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             0.34%              9.71%
    Highest contract charges          1.98%               --               8.95%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.38%               --              12.33%
    Highest contract charges          1.85%             0.44%             11.71%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.40%             0.79%              0.27%
    Highest contract charges          1.88%               --              (0.23)%
    Remaining contract charges          --                --                 --
MFS(R) GROWTH SERIES
 2009  Lowest contract charges        1.40%             0.28%             35.76%
    Highest contract charges          2.30%             0.31%             34.55%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.40%             0.22%            (38.29)%
    Highest contract charges          2.31%             0.23%            (38.84)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.38%               --              19.49%
    Highest contract charges          2.29%               --              18.42%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.40%               --               6.39%
    Highest contract charges          2.40%               --               5.33%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.40%               --               7.67%
    Highest contract charges          2.39%               --               6.60%
    Remaining contract charges          --                --                 --
MFS(R) INVESTORS GROWTH STOCK
 SERIES
 2009  Lowest contract charges        1.40%             0.77%             37.61%
    Highest contract charges          2.31%             0.74%             36.38%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.40%             0.60%            (37.75)%
    Highest contract charges          2.41%             0.58%            (38.37)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.40%             0.36%              9.81%
    Highest contract charges          2.39%             0.32%              8.72%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.40%               --               6.08%
    Highest contract charges          2.40%               --               5.02%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.40%             0.32%              3.04%
    Highest contract charges          2.39%             0.35%              2.01%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
 2009  Lowest contract charges        121,635     $1.101446        $133,975
    Highest contract charges            4,378      8.134690          35,609
    Remaining contract charges         92,561            --         793,061
 2008  Lowest contract charges        117,783      0.879327         103,570
    Highest contract charges            4,112      6.579279          27,053
    Remaining contract charges         87,347            --         601,421
 2007  Lowest contract charges        144,681      1.331219         192,602
    Highest contract charges            4,355     10.091082          43,951
    Remaining contract charges        101,862            --       1,067,345
 2006  Lowest contract charges        152,922      1.222627         186,967
    Highest contract charges            4,229      9.389215          39,706
    Remaining contract charges        105,686            --       1,023,825
 2005  Lowest contract charges         93,862      1.096187         102,890
    Highest contract charges            4,201      8.528364          35,826
    Remaining contract charges        127,182            --       1,113,834
MFS(R) TOTAL RETURN SERIES
 2009  Lowest contract charges         55,746      1.190849          66,386
    Highest contract charges            3,943     12.151065          47,908
    Remaining contract charges        672,433            --       8,579,030
 2008  Lowest contract charges         48,455      1.022140          49,528
    Highest contract charges            4,175     10.566125          44,117
    Remaining contract charges        733,457            --       8,076,784
 2007  Lowest contract charges         48,459      1.329842          64,443
    Highest contract charges            5,108     13.927118          71,140
    Remaining contract charges        903,174            --      13,018,275
 2006  Lowest contract charges         48,463      1.292758          62,651
    Highest contract charges            5,994     13.715825          82,214
    Remaining contract charges      1,033,056            --      14,550,984
 2005  Lowest contract charges         44,912      1.170452          52,567
    Highest contract charges            6,643     12.580684          83,577
    Remaining contract charges      1,147,358            --      14,728,618
MFS(R) VALUE SERIES
 2009  Lowest contract charges            675      8.840590           5,969
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
 2009  Lowest contract charges        1.30%             1.62%             25.26%
    Highest contract charges          2.60%             1.63%             23.64%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             0.87%            (33.95)%
    Highest contract charges          2.61%             0.84%            (34.80)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             0.83%              8.88%
    Highest contract charges          2.59%             0.81%              7.48%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             0.36%             11.54%
    Highest contract charges          2.60%             0.49%             10.09%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%               --               5.93%
    Highest contract charges          2.58%             0.60%              4.56%
    Remaining contract charges          --                --                 --
MFS(R) TOTAL RETURN SERIES
 2009  Lowest contract charges        1.30%             3.22%             16.51%
    Highest contract charges          2.60%             3.69%             15.00%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             3.11%            (23.14)%
    Highest contract charges          2.61%             3.14%            (24.13)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             2.52%              2.87%
    Highest contract charges          2.59%             2.41%              1.54%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             2.20%             10.45%
    Highest contract charges          2.60%             2.48%              9.02%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%               --               1.49%
    Highest contract charges          2.58%             1.74%              0.18%
    Remaining contract charges          --                --                 --
MFS(R) VALUE SERIES
 2009  Lowest contract charges        0.99%               --              21.23%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
VAN KAMPEN -- UIF EQUITY AND
 INCOME PORTFOLIO
 2009  Lowest contract charges          2,639    $13.997917         $36,936
    Highest contract charges            4,417     13.275283          58,642
    Remaining contract charges          6,852            --          93,698
 2008  Lowest contract charges          2,639     11.600634          30,610
    Highest contract charges            2,954     11.090078          32,756
    Remaining contract charges          4,915            --          55,830
 2007  Lowest contract charges          2,639     15.230246          40,187
    Highest contract charges            2,978     14.676995          43,707
    Remaining contract charges         12,814            --         191,820
 2006  Lowest contract charges          1,481     14.957667          22,158
    Highest contract charges            6,300     14.530066          91,528
    Remaining contract charges          5,005            --          73,884
 2005  Lowest contract charges          3,764     13.487418          50,761
    Highest contract charges            6,733     13.207063          88,924
    Remaining contract charges          5,427            --          72,486
VAN KAMPEN -- UIF CORE PLUS
 FIXED INCOME PORTFOLIO
 2009  Lowest contract charges        169,563      1.189467         201,690
    Highest contract charges           10,702     10.971449         117,420
    Remaining contract charges        640,942            --       8,599,280
 2008  Lowest contract charges        179,490      1.099033         197,265
    Highest contract charges           26,418     11.834817         312,656
    Remaining contract charges        661,068            --       8,246,862
 2007  Lowest contract charges        196,369      1.239946         243,487
    Highest contract charges           15,046     13.527056         203,522
    Remaining contract charges        720,363            --      10,204,658
 2006  Lowest contract charges        190,270      1.191205         226,650
    Highest contract charges           15,164     13.165406         199,643
    Remaining contract charges        900,476            --      12,326,923
 2005  Lowest contract charges        121,983      1.163384         141,913
    Highest contract charges           13,600     13.026094         177,149
    Remaining contract charges      1,041,266            --      13,989,227

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
VAN KAMPEN -- UIF EQUITY AND
 INCOME PORTFOLIO
 2009  Lowest contract charges        1.50%             2.81%             20.67%
    Highest contract charges          2.30%             2.48%             19.70%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.50%             2.38%            (23.83)%
    Highest contract charges          2.30%             2.38%            (24.44)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.49%             1.71%              1.82%
    Highest contract charges          2.30%             1.98%              1.01%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.50%             1.22%             10.90%
    Highest contract charges          2.30%             1.30%             10.02%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.49%             0.44%              5.78%
    Highest contract charges          2.28%             0.94%              4.94%
    Remaining contract charges          --                --                 --
VAN KAMPEN -- UIF CORE PLUS
 FIXED INCOME PORTFOLIO
 2009  Lowest contract charges        1.30%             8.29%              8.23%
    Highest contract charges          2.83%               --               6.56%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             4.53%            (11.36)%
    Highest contract charges          2.59%             4.95%            (12.51)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             3.81%              4.09%
    Highest contract charges          2.59%             3.64%              2.75%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             3.25%              2.39%
    Highest contract charges          2.60%             4.17%              1.07%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             5.28%              2.87%
    Highest contract charges          2.59%             3.41%              1.54%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
VAN KAMPEN -- UIF EMERGING
 MARKETS DEBT PORTFOLIO
 2009  Lowest contract charges         11,148    $20.711751        $230,903
    Highest contract charges              150     23.235224           3,476
    Remaining contract charges         25,735            --         591,532
 2008  Lowest contract charges         15,903     16.130590         256,528
    Highest contract charges              155     18.314140           2,846
    Remaining contract charges         26,319            --         470,395
 2007  Lowest contract charges         18,052     19.239520         347,310
    Highest contract charges              537     22.107798          11,866
    Remaining contract charges         33,127            --         717,081
 2006  Lowest contract charges         17,642     18.314375         323,111
    Highest contract charges              544     21.298708          11,572
    Remaining contract charges         37,614            --         781,955
 2005  Lowest contract charges         18,877     16.761055         316,402
    Highest contract charges              852     19.819846          16,896
    Remaining contract charges         36,851            --         702,356
VAN KAMPEN -- UIF EMERGING
 MARKETS EQUITY PORTFOLIO
 2009  Lowest contract charges            796     16.701612          13,289
    Highest contract charges              713     20.561302          14,658
    Remaining contract charges      1,696,658            --      27,348,960
 2008  Lowest contract charges            785      9.891401           7,763
    Highest contract charges              558     12.424182           6,938
    Remaining contract charges      1,503,844            --      14,495,018
 2007  Lowest contract charges            742     23.038258          17,100
    Highest contract charges            2,009     29.399461          59,063
    Remaining contract charges      1,469,918            --      33,295,994
 2006  Lowest contract charges          1,175     16.525505          19,411
    Highest contract charges            2,046     21.482782          43,957
    Remaining contract charges        869,348            --      14,284,032
 2005  Lowest contract charges            531     12.138274           6,441
    Highest contract charges            1,230     16.076611          19,777
    Remaining contract charges        269,592            --       3,375,145

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
VAN KAMPEN -- UIF EMERGING
 MARKETS DEBT PORTFOLIO
 2009  Lowest contract charges        1.40%             8.50%             28.40%
    Highest contract charges          2.60%             8.09%             26.87%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.40%             7.31%            (16.16)%
    Highest contract charges          2.65%             5.28%            (17.16)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.40%             7.21%              5.05%
    Highest contract charges          2.59%             7.15%              3.80%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.40%             8.79%              9.27%
    Highest contract charges          2.60%            14.71%              7.97%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.40%             7.34%             10.69%
    Highest contract charges          2.38%             8.56%              9.59%
    Remaining contract charges          --                --                 --
VAN KAMPEN -- UIF EMERGING
 MARKETS EQUITY PORTFOLIO
 2009  Lowest contract charges        0.75%               --              68.85%
    Highest contract charges          2.60%               --              65.49%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%               --             (57.07)%
    Highest contract charges          2.67%               --             (57.74)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.52%             39.41%
    Highest contract charges          2.59%             0.44%             36.85%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.94%             36.14%
    Highest contract charges          2.60%             0.94%             33.63%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             0.04%             34.19%
    Highest contract charges          2.57%             0.21%             30.42%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
VAN KAMPEN -- UIF HIGH YIELD PORTFOLIO
 2009  Lowest contract charges                    9,408       $1.485964           $13,980
    Highest contract charges                      1,570       11.303094            17,745
    Remaining contract charges                   73,919              --           896,203
 2008  Lowest contract charges                   18,465        1.059525            19,564
    Highest contract charges                      1,640        8.164682            13,391
    Remaining contract charges                   81,041              --           702,537
 2007  Lowest contract charges                   26,511        1.391435            36,888
    Highest contract charges                      3,724       10.862917            40,459
    Remaining contract charges                  149,852              --         1,705,781
 2006  Lowest contract charges                   28,253        1.355279            38,291
    Highest contract charges                      3,853       10.719109            41,307
    Remaining contract charges                  175,137              --         1,954,541
 2005  Lowest contract charges                    9,408        1.264029            11,892
    Highest contract charges                      4,041       10.128146            40,930
    Remaining contract charges                  197,744              --         2,068,897
VAN KAMPEN -- UIF MID CAP GROWTH
 PORTFOLIO
 2009  Lowest contract charges                    3,165       12.842311            40,647
    Highest contract charges                      2,740       11.857135            32,488
    Remaining contract charges                  859,367              --        10,651,488
 2008  Lowest contract charges                    3,159        8.222129            25,973
    Highest contract charges                      2,803        7.717449            21,632
    Remaining contract charges                  875,681              --         6,997,718
 2007  Lowest contract charges                    3,373       15.576117            52,545
    Highest contract charges                      3,985       14.863779            59,236
    Remaining contract charges                  803,112              --        12,251,578
 2006  Lowest contract charges                    2,984       12.799102            38,197
    Highest contract charges                      2,092       12.416818            25,967
    Remaining contract charges                  471,350              --         5,947,061
 2005  Lowest contract charges                      324       11.815831             3,826
    Highest contract charges                        499       11.653645             5,815
    Remaining contract charges                  148,437              --         1,741,159

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
VAN KAMPEN -- UIF HIGH YIELD PORTFOLIO
 2009  Lowest contract charges                1.31%              6.45%              40.25%
    Highest contract charges                  2.60%              8.44%              38.44%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.30%              9.12%             (23.85)%
    Highest contract charges                  2.62%              8.85%             (24.84)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.30%              8.51%               2.67%
    Highest contract charges                  2.59%              8.66%               1.34%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.30%              5.07%               7.22%
    Highest contract charges                  2.60%              8.08%               5.84%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.29%                --               (0.25)%
    Highest contract charges                  2.58%              6.50%              (1.54)%
    Remaining contract charges                  --                 --                  --
VAN KAMPEN -- UIF MID CAP GROWTH
 PORTFOLIO
 2009  Lowest contract charges                0.75%                --               56.19%
    Highest contract charges                  2.40%                --               53.64%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.75%              0.71%             (47.21)%
    Highest contract charges                  2.41%              0.66%             (48.08)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%                --               21.70%
    Highest contract charges                  2.38%                --               19.71%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%                --                8.32%
    Highest contract charges                  2.38%                --                6.55%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.74%                --               24.28%
    Highest contract charges                  2.37%                --               22.92%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
VAN KAMPEN -- UIF U.S. MID CAP VALUE
 PORTFOLIO
 2009  Lowest contract charges                    5,032      $11.298285           $56,855
    Highest contract charges                      3,322       15.576875            51,753
    Remaining contract charges                1,004,195              --        11,524,868
 2008  Lowest contract charges                    5,427        8.180000            44,390
    Highest contract charges                      3,524       11.484152            40,469
    Remaining contract charges                1,055,369              --         8,924,197
 2007  Lowest contract charges                    4,061       14.068913            57,130
    Highest contract charges                      4,473       20.076072            89,793
    Remaining contract charges                1,091,216              --        16,230,607
 2006  Lowest contract charges                    2,926       13.156067            38,498
    Highest contract charges                      4,623       19.105897            88,324
    Remaining contract charges                  851,133              --        12,447,388
 2005  Lowest contract charges                      597       10.988986             6,557
    Highest contract charges                      3,755       16.246380            61,013
    Remaining contract charges                  514,087              --         6,943,888
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 2009  Lowest contract charges                   32,610        1.084382            35,362
    Highest contract charges                        389        6.457373             2,514
    Remaining contract charges                  454,496              --         7,862,529
 2008  Lowest contract charges                   46,579        0.639343            29,780
    Highest contract charges                      1,417        3.835145             5,433
    Remaining contract charges                  533,727              --         5,369,101
 2007  Lowest contract charges                  356,325        1.333634           475,207
    Highest contract charges                      1,431        8.111956            11,605
    Remaining contract charges                  659,802              --        13,628,464
 2006  Lowest contract charges                  355,168        1.100382           390,820
    Highest contract charges                      1,437        6.783478             9,752
    Remaining contract charges                  818,093              --        14,392,660
 2005  Lowest contract charges                  301,232        1.110661           334,567
    Highest contract charges                      2,590        6.940242            17,977
    Remaining contract charges                1,009,643              --        19,040,049

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
VAN KAMPEN -- UIF U.S. MID CAP VALUE
 PORTFOLIO
 2009  Lowest contract charges                0.75%              1.13%              38.12%
    Highest contract charges                  2.60%              1.27%              35.64%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.75%              0.73%             (41.86)%
    Highest contract charges                  2.61%              0.84%             (42.80)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%              0.60%               6.94%
    Highest contract charges                  2.59%              0.65%               5.08%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              0.24%              19.72%
    Highest contract charges                  2.60%              0.31%              17.60%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.73%                --               13.94%
    Highest contract charges                  2.59%              0.28%               9.43%
    Remaining contract charges                  --                 --                  --
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 2009  Lowest contract charges                1.30%              0.12%              69.61%
    Highest contract charges                  2.30%                --               67.53%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.31%              0.44%             (52.06)%
    Highest contract charges                  2.41%              0.07%             (52.72)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.30%                --               21.20%
    Highest contract charges                  2.39%                --               19.58%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.30%              0.02%              (0.93)%
    Highest contract charges                  2.41%                --               (2.26)%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.30%              0.72%              12.92%
    Highest contract charges                  2.39%              0.45%              11.45%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MORGAN STANLEY -- BALANCED PORTFOLIO
 2009  Lowest contract charges                  214,961       $1.223342          $262,971
    Highest contract charges                        604       12.269250             7,411
    Remaining contract charges                  224,045              --         4,408,366
 2008  Lowest contract charges                  463,274        1.037274           480,542
    Highest contract charges                        604       10.544030             6,373
    Remaining contract charges                  263,629              --         4,485,376
 2007  Lowest contract charges                  508,592        1.356218           689,762
    Highest contract charges                         43       13.947661               600
    Remaining contract charges                  348,180              --         7,535,741
 2006  Lowest contract charges                  605,059        1.322920           800,445
    Highest contract charges                         60       13.776356               821
    Remaining contract charges                  434,311              --         9,517,234
 2005  Lowest contract charges                  526,064        1.189469           625,737
    Highest contract charges                         60       12.545496               748
    Remaining contract charges                  509,446              --        10,208,197
MORGAN STANLEY -- CAPITAL
 OPPORTUNITIES PORTFOLIO
 2009  Lowest contract charges                  101,642       12.039504         1,223,713
    Highest contract charges                        754        4.176285             3,150
    Remaining contract charges                  229,099              --         1,021,010
 2008  Lowest contract charges                   18,054        0.758844            13,700
    Highest contract charges                        755        2.531990             1,911
    Remaining contract charges                  436,670              --         1,732,018
 2007  Lowest contract charges                   18,070        1.508588            27,260
    Highest contract charges                        755        5.111479             3,862
    Remaining contract charges                  617,285              --         4,671,313
 2006  Lowest contract charges                   18,070        1.280881            23,146
    Highest contract charges                        650        4.405475             2,868
    Remaining contract charges                  707,811              --         4,829,627
 2005  Lowest contract charges                    4,327        1.203121             5,205
    Highest contract charges                        651        4.204831             2,739
    Remaining contract charges                  802,408              --         5,352,617

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MORGAN STANLEY -- BALANCED PORTFOLIO
 2009  Lowest contract charges                1.30%              2.53%              17.94%
    Highest contract charges                  2.30%              2.77%              16.36%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.30%              0.82%             (23.52)%
    Highest contract charges                  2.29%              0.23%             (24.40)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.30%              2.54%               2.52%
    Highest contract charges                  2.26%              2.26%               1.24%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.30%              2.67%              11.22%
    Highest contract charges                  2.33%              2.36%               9.81%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.29%              2.51%               6.81%
    Highest contract charges                  2.34%              2.19%               5.44%
    Remaining contract charges                  --                 --                  --
MORGAN STANLEY -- CAPITAL
 OPPORTUNITIES PORTFOLIO
 2009  Lowest contract charges                1.40%                --               67.43%
    Highest contract charges                  2.60%                --               64.94%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.30%                --              (49.70)%
    Highest contract charges                  2.61%                --              (50.47)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.30%                --               17.78%
    Highest contract charges                  2.59%                --               16.03%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.26%                --                6.46%
    Highest contract charges                  2.61%                --                4.77%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.30%                --               21.04%
    Highest contract charges                  2.59%                --               19.09%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MORGAN STANLEY -- MID CAP GROWTH
 PORTFOLIO
 2009  Lowest contract charges                   13,193       $1.577208           $20,808
    Highest contract charges                      2,286        8.504281            19,443
    Remaining contract charges                  106,109              --         2,362,094
 2008  Lowest contract charges                   24,886        0.995874            24,784
    Highest contract charges                      2,462        5.453858            13,430
    Remaining contract charges                  132,027              --         1,750,323
 2007  Lowest contract charges                   25,036        1.942474            48,631
    Highest contract charges                      2,609       10.806114            28,192
    Remaining contract charges                  154,380              --         4,171,799
 2006  Lowest contract charges                   30,593        1.600730            48,971
    Highest contract charges                      2,705        9.042643            24,458
    Remaining contract charges                  212,832              --         4,858,161
 2005  Lowest contract charges                   37,737        1.465011            55,285
    Highest contract charges                      2,846        8.405217            23,923
    Remaining contract charges                  268,535              --         5,570,422
MORGAN STANLEY -- FLEXIBLE INCOME
 PORTFOLIO
 2009  Lowest contract charges                   58,454        1.278577            74,738
    Highest contract charges                      1,565        9.993436            15,643
    Remaining contract charges                  176,231              --         2,132,746
 2008  Lowest contract charges                   93,299        1.081452           100,899
    Highest contract charges                      1,693        8.586317            14,540
    Remaining contract charges                  205,345              --         2,118,245
 2007  Lowest contract charges                  119,067        1.397865           166,440
    Highest contract charges                      1,798       11.282737            20,286
    Remaining contract charges                  311,314              --         4,102,187
 2006  Lowest contract charges                   90,335        1.363163           123,141
    Highest contract charges                      1,886       11.173114            21,089
    Remaining contract charges                  359,514              --         4,708,357
 2005  Lowest contract charges                   28,620        1.305789            37,371
    Highest contract charges                      1,987       10.851070            21,562
    Remaining contract charges                  428,841              --         5,418,356

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MORGAN STANLEY -- MID CAP GROWTH
 PORTFOLIO
 2009  Lowest contract charges                1.30%                --               58.37%
    Highest contract charges                  2.60%                --               55.93%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.30%              0.75%             (48.73)%
    Highest contract charges                  2.61%              0.46%             (49.53)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.30%              0.46%              21.35%
    Highest contract charges                  2.59%              0.15%              19.50%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.30%                --                9.26%
    Highest contract charges                  2.60%                --                7.58%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.29%                --               17.16%
    Highest contract charges                  2.57%                --               15.37%
    Remaining contract charges                  --                 --                  --
MORGAN STANLEY -- FLEXIBLE INCOME
 PORTFOLIO
 2009  Lowest contract charges                1.30%              6.06%              18.23%
    Highest contract charges                  2.60%              7.06%              16.39%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.30%              2.26%             (22.64)%
    Highest contract charges                  2.60%              2.15%             (23.90)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.29%              6.18%               2.55%
    Highest contract charges                  2.59%              5.91%               0.98%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.30%              6.22%               4.39%
    Highest contract charges                  2.60%              6.20%               2.97%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.29%              6.91%               1.55%
    Highest contract charges                  2.59%              6.89%              (0.01)%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MORGAN STANLEY -- DIVIDEND GROWTH
 PORTFOLIO
 2009  Lowest contract charges                  224,966       $0.942550          $212,042
    Highest contract charges                        471        9.324102             4,387
    Remaining contract charges                  489,677              --         9,782,183
 2008  Lowest contract charges                  238,787        0.767650           183,305
    Highest contract charges                        779        7.649395             5,956
    Remaining contract charges                  601,718              --         9,812,156
 2007  Lowest contract charges                  238,842        1.226769           293,004
    Highest contract charges                        787       12.390268             9,753
    Remaining contract charges                  752,777              --        19,398,799
 2006  Lowest contract charges                  256,585        1.191924           305,830
    Highest contract charges                        792       12.208537             9,658
    Remaining contract charges                  977,083              --        25,030,874
 2005  Lowest contract charges                  233,502        1.085444           253,454
    Highest contract charges                        828       11.267672             9,326
    Remaining contract charges                1,246,270              --        29,531,082
MORGAN STANLEY -- CAPITAL GROWTH
 PORTFOLIO
 2009  Lowest contract charges                  180,953        1.143469           206,915
    Highest contract charges                      6,598        6.606432            43,590
    Remaining contract charges                  124,948              --         1,735,347
 2008  Lowest contract charges                  217,696        0.697147           151,766
    Highest contract charges                      7,156        4.092333            29,284
    Remaining contract charges                  163,874              --         1,255,282
 2007  Lowest contract charges                  216,266        1.376764           297,747
    Highest contract charges                      9,768        8.205665            80,154
    Remaining contract charges                  195,013              --         3,166,569
 2006  Lowest contract charges                  249,157        1.143977           285,029
    Highest contract charges                     10,841        6.926968            75,102
    Remaining contract charges                  234,734              --         3,200,361
 2005  Lowest contract charges                  148,101        1.115013           165,135
    Highest contract charges                     10,483        6.852504            71,835
    Remaining contract charges                  270,704              --         3,856,901

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MORGAN STANLEY -- DIVIDEND GROWTH
 PORTFOLIO
 2009  Lowest contract charges                1.30%              2.00%              22.78%
    Highest contract charges                  2.30%              1.80%              21.29%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.30%              0.43%             (37.43)%
    Highest contract charges                  2.41%              0.36%             (38.26)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.30%              1.18%               2.92%
    Highest contract charges                  2.39%              0.93%               1.49%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.30%              1.36%               9.81%
    Highest contract charges                  2.40%              1.08%               8.35%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.29%              1.37%               4.21%
    Highest contract charges                  2.39%              1.02%               2.82%
    Remaining contract charges                  --                 --                  --
MORGAN STANLEY -- CAPITAL GROWTH
 PORTFOLIO
 2009  Lowest contract charges                1.30%                --               64.02%
    Highest contract charges                  2.60%                --               61.43%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.30%              0.32%             (49.36)%
    Highest contract charges                  2.61%                --              (50.13)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.30%                --               20.35%
    Highest contract charges                  2.60%                --               18.46%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.30%                --                2.60%
    Highest contract charges                  2.60%                --                1.09%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.29%              0.49%              14.06%
    Highest contract charges                  2.58%              0.29%              12.26%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MORGAN STANLEY -- MONEY MARKET
 PORTFOLIO
 2009  Lowest contract charges                  242,472       $1.069991          $259,443
    Highest contract charges                        851        9.905627             8,434
    Remaining contract charges                  903,987              --        10,389,028
 2008  Lowest contract charges                  410,752        1.083695           445,130
    Highest contract charges                        182       10.165174             1,852
    Remaining contract charges                1,348,692              --        15,402,977
 2007  Lowest contract charges                  226,793       13.835207         3,137,724
    Highest contract charges                      1,551       10.215179            15,841
    Remaining contract charges                  436,272              --         4,666,668
 2006  Lowest contract charges                  298,634       13.370650         3,992,927
    Highest contract charges                      1,511       10.017061            15,139
    Remaining contract charges                  285,186              --         2,973,513
 2005  Lowest contract charges                  328,687       12.963657         4,260,982
    Highest contract charges                      1,381        9.853007            13,605
    Remaining contract charges                  248,967              --         2,533,282
MORGAN STANLEY -- GLOBAL
 INFRASTRUCTURE PORTFOLIO
 2009  Lowest contract charges                  163,104        1.465801           239,078
    Highest contract charges                      1,705        8.874119            15,134
    Remaining contract charges                  152,174              --         2,955,271
 2008  Lowest contract charges                  177,550        1.253489           222,557
    Highest contract charges                      2,775        7.668504            21,277
    Remaining contract charges                  184,256              --         3,056,182
 2007  Lowest contract charges                  198,781        1.895936           376,876
    Highest contract charges                      2,925       11.721275            34,284
    Remaining contract charges                  229,022              --         5,503,761
 2006  Lowest contract charges                  194,271        1.602471           311,314
    Highest contract charges                        973        9.979562             9,714
    Remaining contract charges                  272,416              --         5,837,090
 2005  Lowest contract charges                  166,305        1.347218           224,049
    Highest contract charges                        973        8.485148             8,259
    Remaining contract charges                  328,494              --         6,229,696

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MORGAN STANLEY -- MONEY MARKET
 PORTFOLIO
 2009  Lowest contract charges                1.30%              0.04%              (1.27)%
    Highest contract charges                  2.59%              0.01%              (2.55)%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.22%              0.31%               1.06%
    Highest contract charges                  2.61%              2.21%              (0.49)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.40%              4.82%               3.47%
    Highest contract charges                  2.59%              4.54%               1.98%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.40%              4.50%               3.14%
    Highest contract charges                  2.60%              4.26%               1.67%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              2.67%               1.31%
    Highest contract charges                  2.59%              2.44%              (0.15)%
    Remaining contract charges                  --                 --                  --
MORGAN STANLEY -- GLOBAL
 INFRASTRUCTURE PORTFOLIO
 2009  Lowest contract charges                1.30%              3.45%              16.94%
    Highest contract charges                  2.10%              2.53%              15.72%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.30%              0.60%             (33.89)%
    Highest contract charges                  2.10%              0.52%             (34.58)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.30%              1.82%              18.31%
    Highest contract charges                  2.09%              1.58%              17.11%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.30%              2.16%              18.95%
    Highest contract charges                  2.16%              1.85%              17.61%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.29%              2.40%              14.78%
    Highest contract charges                  2.15%              1.82%              13.54%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MORGAN STANLEY -- EQUALLY-WEIGHTED S&P
 500 PORTFOLIO
 2009  Lowest contract charges                  199,211       $1.275164          $254,026
    Highest contract charges                      6,995       12.547030            87,763
    Remaining contract charges                  488,619              --         9,196,911
 2008  Lowest contract charges                  273,389        0.890452           243,439
    Highest contract charges                      7,730        8.893738            68,749
    Remaining contract charges                  596,107              --         8,144,928
 2007  Lowest contract charges                  317,919        1.504079           478,175
    Highest contract charges                     10,652       15.263891           162,594
    Remaining contract charges                  818,669              --        18,977,916
 2006  Lowest contract charges                  334,184        1.501713           501,848
    Highest contract charges                     10,471       15.474905           162,060
    Remaining contract charges                1,016,391              --        24,351,909
 2005  Lowest contract charges                  244,008        1.315013           320,873
    Highest contract charges                      9,116       13.770088           125,521
    Remaining contract charges                1,230,334              --        26,975,980
VAN KAMPEN -- UIF SMALL COMPANY GROWTH
 PORTFOLIO
 2009  Lowest contract charges                    2,943       11.841244            34,852
    Highest contract charges                      5,269       11.115325            58,563
    Remaining contract charges                   24,827              --           283,003
 2008  Lowest contract charges                    3,308        8.196631            27,116
    Highest contract charges                      5,614        7.779124            43,672
    Remaining contract charges                   25,287              --           200,694
 2007  Lowest contract charges                    9,092       13.969089           127,000
    Highest contract charges                      5,965       13.404473            79,958
    Remaining contract charges                   32,601              --           444,578
 2006  Lowest contract charges                    8,782       13.772179           120,951
    Highest contract charges                      6,109       13.361686            81,622
    Remaining contract charges                   31,346              --           423,732
 2005  Lowest contract charges                   10,015       12.500760           125,194
    Highest contract charges                      5,691       12.262332            69,779
    Remaining contract charges                   27,354              --           337,995

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MORGAN STANLEY -- EQUALLY-WEIGHTED S&P
 500 PORTFOLIO
 2009  Lowest contract charges                1.30%              2.39%              43.20%
    Highest contract charges                  2.60%              2.23%              41.08%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.31%              2.00%             (40.80)%
    Highest contract charges                  2.61%              1.70%             (41.73)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.30%              1.46%               0.16%
    Highest contract charges                  2.59%              1.21%              (1.36)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.30%              1.04%              14.20%
    Highest contract charges                  2.60%              1.13%              12.38%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.29%              1.03%               6.42%
    Highest contract charges                  2.58%              0.79%               4.81%
    Remaining contract charges                  --                 --                  --
VAN KAMPEN -- UIF SMALL COMPANY GROWTH
 PORTFOLIO
 2009  Lowest contract charges                1.50%                --               44.47%
    Highest contract charges                  2.60%                --               42.89%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.51%                --              (41.32)%
    Highest contract charges                  2.61%                --              (41.97)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.50%                --                1.43%
    Highest contract charges                  2.59%                --                0.32%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.50%                --               10.17%
    Highest contract charges                  2.60%                --                8.97%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.48%                --               11.20%
    Highest contract charges                  2.57%                --                9.99%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
VAN KAMPEN -- UIF GLOBAL FRANCHISE
 PORTFOLIO
 2009  Lowest contract charges                    4,257      $17.339968           $73,813
    Highest contract charges                        162       16.130007             2,608
    Remaining contract charges                   30,660              --           512,354
 2008  Lowest contract charges                    2,938       13.585555            39,919
    Highest contract charges                        162       12.777273             2,068
    Remaining contract charges                   35,482              --           468,791
 2007  Lowest contract charges                   15,779       19.407659           306,231
    Highest contract charges                        162       18.455152             2,989
    Remaining contract charges                   44,689              --           848,655
 2006  Lowest contract charges                   17,712       17.945559           317,850
    Highest contract charges                        427       17.253444             7,374
    Remaining contract charges                   45,826              --           808,150
 2005  Lowest contract charges                   17,933       14.991994           268,855
    Highest contract charges                        383       14.573126             5,585
    Remaining contract charges                   47,497              --           703,251
MTB MANAGED ALLOCATION FUND --
 MODERATE GROWTH II
 2009  Lowest contract charges                1,401,579        1.056330         1,480,530
    Highest contract charges                     98,199        1.008982            99,081
    Remaining contract charges                1,402,756              --         1,452,385
 2008  Lowest contract charges                1,521,563        0.850690         1,294,378
    Highest contract charges                     98,199        0.819082            80,433
    Remaining contract charges                1,514,908              --         1,266,057
 2007  Lowest contract charges                1,246,543        1.213306         1,512,439
    Highest contract charges                     68,363        1.177618            80,506
    Remaining contract charges                1,482,212              --         1,773,608
 2006  Lowest contract charges                  721,243        1.148226           828,150
    Highest contract charges                     50,226        1.123383            56,422
    Remaining contract charges                1,341,151              --         1,523,368
 2005  Lowest contract charges                  596,925        1.052312           628,151
    Highest contract charges                     50,225        1.037808            52,124
    Remaining contract charges                  815,357              --           851,305

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
VAN KAMPEN -- UIF GLOBAL FRANCHISE
 PORTFOLIO
 2009  Lowest contract charges                1.49%              6.58%              27.64%
    Highest contract charges                  2.60%              8.09%              26.24%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.52%              1.78%             (30.00)%
    Highest contract charges                  2.61%              1.74%             (30.77)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.50%                --                8.15%
    Highest contract charges                  2.59%                --                6.97%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.50%              1.41%              19.70%
    Highest contract charges                  2.60%              1.41%              18.39%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.47%                --               10.31%
    Highest contract charges                  2.57%                --                9.10%
    Remaining contract charges                  --                 --                  --
MTB MANAGED ALLOCATION FUND --
 MODERATE GROWTH II
 2009  Lowest contract charges                1.15%                --               24.17%
    Highest contract charges                  1.95%                --               23.18%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.15%              1.56%             (29.89)%
    Highest contract charges                  1.95%              1.42%             (30.45)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.14%              2.55%               5.67%
    Highest contract charges                  1.94%              2.23%               4.83%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              2.98%               9.12%
    Highest contract charges                  1.95%              2.57%               8.25%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.13%              3.02%               6.53%
    Highest contract charges                  1.91%              2.70%               5.97%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
OPPENHEIMER MIDCAP FUND/VA
 2009  Lowest contract charges                   86,882       $7.748581          $673,213
    Highest contract charges                         11        7.276105                81
    Remaining contract charges                  181,543              --         1,368,731
 2008  Lowest contract charges                   86,525        5.926277           512,773
    Highest contract charges                         11        5.637671                64
    Remaining contract charges                  209,481              --         1,214,833
 2007  Lowest contract charges                   70,205       11.803633           828,669
    Highest contract charges                        119       11.376060             1,358
    Remaining contract charges                  185,717              --         2,157,215
 2006  Lowest contract charges                   49,690       11.260326           559,525
    Highest contract charges                        712       11.004514             7,840
    Remaining contract charges                  136,830              --         1,523,421
 2005  Lowest contract charges                    9,331       11.091041           103,485
    Highest contract charges                      1,549       10.975468            16,996
    Remaining contract charges                   60,003              --           661,983
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 2009  Lowest contract charges                    5,220        9.884059            51,591
    Highest contract charges                        607        9.103550             5,528
    Remaining contract charges                5,078,591              --        48,404,384
 2008  Lowest contract charges                    4,724        6.908280            32,633
    Highest contract charges                        659        6.471717             4,266
    Remaining contract charges                5,547,066              --        37,228,203
 2007  Lowest contract charges                    6,655       12.809096            85,239
    Highest contract charges                        595       12.205811             7,268
    Remaining contract charges                4,333,439              --        54,285,305
 2006  Lowest contract charges                    1,770       11.334601            20,066
    Highest contract charges                        171       10.985837             1,879
    Remaining contract charges                2,730,869              --        30,486,392
 2005  Lowest contract charges                  168,848       10.569767         1,784,688
    Highest contract charges                        486       10.455204             5,079
    Remaining contract charges                  854,758              --         8,989,795

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
OPPENHEIMER MIDCAP FUND/VA
 2009  Lowest contract charges                1.15%                --               30.75%
    Highest contract charges                  0.94%                --               29.06%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.15%                --              (49.79)%
    Highest contract charges                  2.48%                --              (50.44)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.15%                --                4.83%
    Highest contract charges                  2.34%                --                3.47%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%                --                1.53%
    Highest contract charges                  2.40%                --                0.27%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.13%                --               16.86%
    Highest contract charges                  2.24%                --               15.89%
    Remaining contract charges                  --                 --                  --
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 2009  Lowest contract charges                0.75%              0.01%              43.08%
    Highest contract charges                  2.45%              0.01%              40.67%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.75%                --              (46.07)%
    Highest contract charges                  2.46%                --              (46.98)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.74%                --               13.01%
    Highest contract charges                  2.40%              0.01%              11.11%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%                --                6.88%
    Highest contract charges                  2.48%              0.33%               5.08%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.12%                --                8.93%
    Highest contract charges                  2.43%                --                7.99%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 2009  Lowest contract charges                   41,177      $11.580745          $476,857
    Highest contract charges                      6,963        8.158560            56,807
    Remaining contract charges               14,419,900              --       161,498,940
 2008  Lowest contract charges                   42,478        8.372758           355,654
    Highest contract charges                      6,963        5.999599            41,776
    Remaining contract charges               15,965,891              --       130,152,184
 2007  Lowest contract charges                   39,729       14.137670           561,682
    Highest contract charges                        275       10.304583             2,838
    Remaining contract charges               15,324,409              --       212,354,905
 2006  Lowest contract charges                   20,123       13.427502           270,208
    Highest contract charges                     90,175       13.026465         1,174,656
    Remaining contract charges                8,295,986              --       109,880,758
 2005  Lowest contract charges                      441       11.527071             5,085
    Highest contract charges                     17,923       11.368801           203,763
    Remaining contract charges                1,488,733              --        17,040,032
OPPENHEIMER MAIN STREET FUND(R)/VA
 2009  Lowest contract charges                      285        9.553191             2,723
    Highest contract charges                      1,163        8.798832            10,230
    Remaining contract charges                  925,522              --         8,445,420
 2008  Lowest contract charges                    1,429        7.519888            10,745
    Highest contract charges                      1,163        7.044732             8,191
    Remaining contract charges                  969,340              --         7,031,646
 2007  Lowest contract charges                    1,210       12.344736            14,937
    Highest contract charges                        366       11.763316             4,309
    Remaining contract charges                  931,556              --        11,205,388
 2006  Lowest contract charges                    1,082       11.941867            12,919
    Highest contract charges                     32,407       11.585138           375,442
    Remaining contract charges                  596,326              --         7,004,299
 2005  Lowest contract charges                   24,595       10.449383           257,000
    Highest contract charges                     11,654       10.340458           120,506
    Remaining contract charges                  138,213              --         1,436,045

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 2009  Lowest contract charges                0.75%              1.92%              38.32%
    Highest contract charges                  2.45%              1.91%              35.99%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.75%              1.22%             (40.78)%
    Highest contract charges                  2.43%              0.38%             (41.78)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%              0.80%               5.29%
    Highest contract charges                  1.72%                --               (1.60)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              0.32%              16.49%
    Highest contract charges                  2.39%              0.36%              14.58%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.75%                --               19.81%
    Highest contract charges                  2.33%                --               18.50%
    Remaining contract charges                  --                 --                  --
OPPENHEIMER MAIN STREET FUND(R)/VA
 2009  Lowest contract charges                0.76%              5.03%              27.04%
    Highest contract charges                  2.45%              1.60%              24.90%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.75%              1.21%             (39.08)%
    Highest contract charges                  2.44%              0.96%             (40.11)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%              0.74%               3.37%
    Highest contract charges                  2.35%                --                1.63%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.74%                --               13.90%
    Highest contract charges                  2.40%              0.59%              12.04%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.12%                --                8.85%
    Highest contract charges                  2.32%                --                7.95%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL
 CAP FUND(R)/VA
 2009  Lowest contract charges          1,364    $10.215848         $13,930
    Highest contract charges            1,939      9.409166          18,243
    Remaining contract charges      5,813,572            --      57,214,690
 2008  Lowest contract charges          2,872      7.519269          21,595
    Highest contract charges            1,963      7.044132          13,829
    Remaining contract charges      6,422,833            --      46,881,577
 2007  Lowest contract charges          1,457     12.219796          17,809
    Highest contract charges            1,956     11.644211          22,781
    Remaining contract charges      6,321,287            --      75,547,559
 2006  Lowest contract charges            454     12.485517           5,664
    Highest contract charges              214     12.101367           2,593
    Remaining contract charges      4,141,269            --      50,925,541
 2005  Lowest contract charges        196,865     10.934626       2,152,647
    Highest contract charges              308     10.816124           3,330
    Remaining contract charges      1,027,593            --      11,179,057
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2009  Lowest contract charges          5,074     19.974918         101,356
    Highest contract charges           17,774     14.285292         253,909
    Remaining contract charges      2,388,247            --      42,689,367
 2008  Lowest contract charges          4,827     12.954271          62,534
    Highest contract charges           14,200      9.418219         133,737
    Remaining contract charges      2,155,171            --      25,140,516
 2007  Lowest contract charges          5,348     18.865269         100,892
    Highest contract charges           58,882     13.944160         821,067
    Remaining contract charges      2,204,985            --      37,724,801
 2006  Lowest contract charges            970     18.253223          17,711
    Highest contract charges           13,592     13.716189         186,414
    Remaining contract charges      1,195,380            --      19,738,506
 2005  Lowest contract charges            367     17.301813           6,346
    Highest contract charges            8,554     13.217511         113,064
    Remaining contract charges        326,890            --       4,958,614

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
OPPENHEIMER MAIN STREET SMALL
 CAP FUND(R)/VA
 2009  Lowest contract charges        0.75%             0.65%             35.86%
    Highest contract charges          2.45%             0.64%             33.58%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.19%            (38.47)%
    Highest contract charges          2.46%             0.28%            (39.51)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.04%             (2.13)%
    Highest contract charges          2.41%             0.04%             (3.78)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%               --              13.80%
    Highest contract charges          2.45%             0.03%             11.88%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.12%               --              17.49%
    Highest contract charges          2.43%               --              16.48%
    Remaining contract charges          --                --                 --
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2009  Lowest contract charges        0.75%             7.38%             54.20%
    Highest contract charges          2.39%             6.40%             51.68%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             6.12%            (31.33)%
    Highest contract charges          2.42%             3.97%            (32.46)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             4.24%              3.35%
    Highest contract charges          2.38%             4.34%              1.66%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.76%             3.63%              5.50%
    Highest contract charges          2.40%             6.11%              3.77%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.70%               --               2.19%
    Highest contract charges          2.37%               --               1.07%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2009  Lowest contract charges          1,808    $34.164535         $61,778
    Highest contract charges               13      8.536656             108
    Remaining contract charges        382,903            --       5,984,198
 2008  Lowest contract charges          1,798     25.458789          45,776
    Highest contract charges               13      6.470360              83
    Remaining contract charges        416,346            --       4,880,889
 2007  Lowest contract charges          1,927     38.469378          74,121
    Highest contract charges              136      9.944940           1,352
    Remaining contract charges        435,605            --       7,530,354
 2006  Lowest contract charges          1,892     37.652345          71,246
    Highest contract charges           10,360     11.181051         115,842
    Remaining contract charges        332,210            --       5,142,488
 2005  Lowest contract charges            285     33.613874           9,575
    Highest contract charges            4,787     10.147839          48,581
    Remaining contract charges        153,851            --       2,118,783
PUTNAM VT GROWTH AND INCOME
 FUND
 2009  Lowest contract charges              5     43.659846             214
    Highest contract charges           13,515      8.452551         114,236
    Remaining contract charges        170,648            --       4,030,825
 2008  Lowest contract charges              5     33.886310             167
    Highest contract charges           11,471      6.669551          76,505
    Remaining contract charges        221,664            --       3,781,690
 2007  Lowest contract charges              5     55.693138             276
    Highest contract charges              561     11.122224           6,244
    Remaining contract charges        264,785            --       7,115,966
 2006  Lowest contract charges            139     59.390313           8,267
    Highest contract charges              562     12.130723           6,811
    Remaining contract charges        145,557            --       3,877,563
 2005  Lowest contract charges          3,365     51.469113         173,195
    Highest contract charges              561     10.725103           6,021
    Remaining contract charges         47,120            --         807,097
PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
 2009  Lowest contract charges         26,481      6.497191         172,051
    Highest contract charges            1,129      6.307141           7,121
    Remaining contract charges         94,479            --         605,987
 2008  Lowest contract charges         18,314      5.208302          95,386
    Highest contract charges            1,130      5.122141           5,789
    Remaining contract charges        102,247            --         528,998
 2007  Lowest contract charges            459      9.760552           4,477
    Highest contract charges            4,906      9.746889          47,823
    Remaining contract charges             --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2009  Lowest contract charges        0.75%             5.79%             34.20%
    Highest contract charges          3.20%             5.83%             31.94%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             3.73%            (33.82)%
    Highest contract charges          2.47%             4.98%            (34.94)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.50%              2.17%
    Highest contract charges          1.83%               --              (2.89)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             2.08%             12.01%
    Highest contract charges          2.41%             2.52%             10.18%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.66%               --               7.04%
    Highest contract charges          2.37%               --               5.87%
    Remaining contract charges          --                --                 --
PUTNAM VT GROWTH AND INCOME
 FUND
 2009  Lowest contract charges        0.30%             2.67%             28.84%
    Highest contract charges          2.40%             2.64%             26.73%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.27%             2.15%            (39.16)%
    Highest contract charges          2.41%             2.21%            (40.15)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.27%               --              (6.74)%
    Highest contract charges          2.45%             1.29%             (8.31)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.04%               --              14.70%
    Highest contract charges          2.45%             1.51%             13.11%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.13%               --               7.83%
    Highest contract charges          2.42%               --               6.90%
    Remaining contract charges          --                --                 --
PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
 2009  Lowest contract charges        1.15%               --              24.75%
    Highest contract charges          2.45%               --              23.14%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.14%             0.96%            (46.64)%
    Highest contract charges          2.43%             2.07%            (47.33)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --                --              (1.12)%
    Highest contract charges          0.45%               --              (1.18)%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 2009  Lowest contract charges          1,584    $18.350770         $29,069
    Highest contract charges           14,655      6.831196         100,110
    Remaining contract charges      4,049,356            --      51,031,718
 2008  Lowest contract charges          2,496     14.834573          37,024
    Highest contract charges           15,540      5.617009          87,289
    Remaining contract charges      4,725,676            --      48,195,709
 2007  Lowest contract charges          2,460     26.666709          65,587
    Highest contract charges           12,229     10.270794         125,599
    Remaining contract charges      4,463,983            --      81,316,834
 2006  Lowest contract charges          2,426     24.793041          60,141
    Highest contract charges           75,170     12.560151         944,159
    Remaining contract charges      3,401,844            --      56,766,723
 2005  Lowest contract charges            501     19.558296           9,799
    Highest contract charges           50,940     10.073002         513,120
    Remaining contract charges      1,487,032            --      18,510,038
PUTNAM VT INVESTORS FUND
 2009  Lowest contract charges          8,331      8.237992          68,629
    Highest contract charges              747      5.489267           4,098
    Remaining contract charges      4,047,662            --      29,172,339
 2008  Lowest contract charges         10,885      6.344414          69,061
    Highest contract charges              866      4.299982           3,724
    Remaining contract charges      4,484,774            --      24,989,840
 2007  Lowest contract charges         11,096     10.573923         117,332
    Highest contract charges              809      7.289828           5,896
    Remaining contract charges      2,393,816            --      21,915,259
 2006  Lowest contract charges         11,276     11.233877         126,668
    Highest contract charges           21,453      7.889516         169,261
    Remaining contract charges        400,775            --       3,629,416
 2005  Lowest contract charges            477      9.934290           4,742
    Highest contract charges            9,771      7.092883          69,306
    Remaining contract charges         91,359            --         718,761

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 2009  Lowest contract charges        0.75%               --              23.70%
    Highest contract charges          2.45%               --              21.62%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             2.06%            (44.37)%
    Highest contract charges          2.45%             2.08%            (45.31)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             2.20%              7.56%
    Highest contract charges          1.85%               --              (1.78)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.45%             26.77%
    Highest contract charges          2.40%             0.54%             24.69%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.72%               --              14.66%
    Highest contract charges          2.36%               --              13.41%
    Remaining contract charges          --                --                 --
PUTNAM VT INVESTORS FUND
 2009  Lowest contract charges        0.75%             1.08%             29.85%
    Highest contract charges          2.46%             1.27%             27.66%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.25%            (40.00)%
    Highest contract charges          2.46%             0.25%            (41.01)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.36%             (5.88)%
    Highest contract charges          2.44%               --              (7.46)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.30%             13.08%
    Highest contract charges          2.39%             0.29%             11.23%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.67%               --              13.42%
    Highest contract charges          2.37%               --              12.18%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 2009  Lowest contract charges          3,662    $18.419681         $67,452
    Highest contract charges            5,226     14.612504          76,358
    Remaining contract charges      2,177,951            --      37,102,649
 2008  Lowest contract charges          3,899     14.109315          55,011
    Highest contract charges            5,431     11.385034          61,830
    Remaining contract charges      2,405,694            --      31,651,226
 2007  Lowest contract charges          4,054     23.443202          95,047
    Highest contract charges            1,594     19.242065          30,680
    Remaining contract charges      2,601,796            --      57,318,667
 2006  Lowest contract charges          3,804     27.061733         102,943
    Highest contract charges              308     22.593352           6,938
    Remaining contract charges      1,863,912            --      47,612,225
 2005  Lowest contract charges          1,198     23.245262          27,851
    Highest contract charges              351     19.739785           6,933
    Remaining contract charges        548,831            --      12,052,729
PUTNAM VT THE GEORGE PUTNAM
 FUND OF BOSTON
 2009  Lowest contract charges          3,327     10.147627          33,765
    Highest contract charges              314      8.709196           2,737
    Remaining contract charges        403,758            --       3,956,191
 2008  Lowest contract charges          4,318      8.138466          35,144
    Highest contract charges              324      7.104520           2,302
    Remaining contract charges        445,673            --       3,534,238
 2007  Lowest contract charges          4,043     13.832698          55,931
    Highest contract charges              121     12.282903           1,488
    Remaining contract charges        445,569            --       6,055,625
 2006  Lowest contract charges          3,647     13.805165          50,352
    Highest contract charges            8,607     12.487367         107,476
    Remaining contract charges        273,718            --       3,753,816
 2005  Lowest contract charges          3,865     12.396378          47,916
    Highest contract charges            1,549     11.428257          17,706
    Remaining contract charges        104,780            --       1,300,311

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 2009  Lowest contract charges        0.75%             1.70%             30.55%
    Highest contract charges          2.45%             1.70%             28.35%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             1.46%            (39.82)%
    Highest contract charges          2.44%             1.00%            (40.83)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.55%            (13.37)%
    Highest contract charges          2.42%             0.25%            (14.83)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.22%             16.42%
    Highest contract charges          2.45%             0.35%             14.46%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%               --              14.65%
    Highest contract charges          2.40%               --              13.36%
    Remaining contract charges          --                --                 --
PUTNAM VT THE GEORGE PUTNAM
 FUND OF BOSTON
 2009  Lowest contract charges        0.75%             4.62%             24.69%
    Highest contract charges          2.43%             4.45%             22.59%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             4.53%            (41.17)%
    Highest contract charges          2.47%             3.79%            (42.16)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             2.58%              0.20%
    Highest contract charges          2.33%               --              (1.49)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.05%             11.09%
    Highest contract charges          2.39%             0.99%              9.27%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.03%               --               4.64%
    Highest contract charges          2.31%               --               3.70%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM VT VISTA FUND
 2009  Lowest contract charges          1,154    $12.658112         $14,612
    Highest contract charges           22,212      4.699197         104,379
    Remaining contract charges         85,559            --         585,804
 2008  Lowest contract charges          1,154      9.191769          10,611
    Highest contract charges           23,356      3.469148          81,026
    Remaining contract charges        117,707            --         573,750
 2007  Lowest contract charges          1,154     17.006719          19,632
    Highest contract charges           22,856      6.525817         149,153
    Remaining contract charges        102,270            --         887,307
 2006  Lowest contract charges          1,154     16.505957          19,054
    Highest contract charges           23,550      6.439048         151,636
    Remaining contract charges         68,537            --         626,681
 2005  Lowest contract charges            201     15.770447           3,165
    Highest contract charges           16,747      6.254512         104,745
    Remaining contract charges         26,149            --         239,527
PUTNAM VT VOYAGER FUND
 2009  Lowest contract charges         21,210     57.851101       1,227,044
    Highest contract charges           17,866      6.682609         119,389
    Remaining contract charges        215,263            --       2,442,542
 2008  Lowest contract charges         11,065     35.705565         395,068
    Highest contract charges           14,905      4.176328          62,248
    Remaining contract charges         92,256            --         682,341
 2007  Lowest contract charges         12,446     57.361079         713,888
    Highest contract charges           15,515      6.793891         105,407
    Remaining contract charges        109,928            --       1,382,628
 2006  Lowest contract charges          9,719     54.988920         534,449
    Highest contract charges           20,466      6.594853         134,974
    Remaining contract charges         97,106            --       1,385,620
 2005  Lowest contract charges          2,926     52.757362         154,348
    Highest contract charges            8,792      6.406829          56,326
    Remaining contract charges        155,195            --       1,306,144
PUTNAM VT EQUITY INCOME FUND
 2009  Lowest contract charges         10,879     13.214639         143,762
    Highest contract charges            5,472     12.970674          70,973
    Remaining contract charges        440,017            --       5,761,990

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
PUTNAM VT VISTA FUND
 2009  Lowest contract charges        0.75%               --              37.71%
    Highest contract charges          2.40%               --              35.46%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%               --             (45.95)%
    Highest contract charges          2.41%               --             (46.84)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%               --               3.03%
    Highest contract charges          2.39%               --               1.35%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%               --               4.66%
    Highest contract charges          2.40%               --               2.95%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.68%               --              17.35%
    Highest contract charges          2.34%               --              16.07%
    Remaining contract charges          --                --                 --
PUTNAM VT VOYAGER FUND
 2009  Lowest contract charges        1.15%             0.51%             62.02%
    Highest contract charges          2.39%             0.75%             60.01%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%               --             (37.75)%
    Highest contract charges          2.41%               --             (38.53)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.15%               --               4.31%
    Highest contract charges          2.40%               --               3.02%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             0.09%              4.23%
    Highest contract charges          2.40%             0.07%              2.94%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.13%               --              13.06%
    Highest contract charges          2.37%               --              12.12%
    Remaining contract charges          --                --                 --
PUTNAM VT EQUITY INCOME FUND
 2009  Lowest contract charges        0.75%             1.28%             26.50%
    Highest contract charges          2.44%             1.23%             24.37%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
PIONEER FUND VCT PORTFOLIO
 2009  Lowest contract charges         49,187     $0.974389         $47,927
    Highest contract charges          292,871      0.935772         274,060
    Remaining contract charges         66,424            --          63,451
 2008  Lowest contract charges         50,972      0.789105          40,222
    Highest contract charges          333,212      0.765073         254,932
    Remaining contract charges         73,838            --          57,389
 2007  Lowest contract charges         56,562      1.216169          68,789
    Highest contract charges          494,858      1.190416         589,087
    Remaining contract charges         94,748            --         113,981
 2006  Lowest contract charges         57,063      1.174047          66,995
    Highest contract charges          360,589      1.160156         418,342
    Remaining contract charges         83,927            --          97,906
 2005  Lowest contract charges         46,189      1.020694          47,145
    Highest contract charges          368,849      1.018250         375,581
    Remaining contract charges         49,888            --          50,857
VAN KAMPEN LIT GROWTH AND
 INCOME PORTFOLIO
 2009  Lowest contract charges         19,957     14.239834         284,190
    Highest contract charges            5,652     12.972981          73,323
    Remaining contract charges      2,713,135            --      35,964,363
 2008  Lowest contract charges         20,932     11.559974         241,973
    Highest contract charges            5,665     10.728106          60,772
    Remaining contract charges      2,895,435            --      31,638,933
 2007  Lowest contract charges         17,636     17.180850         303,005
    Highest contract charges            8,160     16.242615         132,539
    Remaining contract charges      3,028,065            --      49,319,474
 2006  Lowest contract charges          8,460     16.884100         142,841
    Highest contract charges            8,116     16.260056         131,982
    Remaining contract charges      1,925,596            --      30,026,589
 2005  Lowest contract charges          2,399     14.668103          35,183
    Highest contract charges            5,254     14.389633          75,600
    Remaining contract charges      1,010,430            --      13,401,064

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
PIONEER FUND VCT PORTFOLIO
 2009  Lowest contract charges        1.15%             1.57%             23.48%
    Highest contract charges          2.10%             1.57%             22.31%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             1.53%            (35.12)%
    Highest contract charges          2.11%             1.45%            (35.73)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.15%             0.98%              3.59%
    Highest contract charges          2.09%             1.03%              2.61%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             1.14%             15.02%
    Highest contract charges          2.10%             1.11%             13.94%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.14%             1.38%              2.57%
    Highest contract charges          2.07%             1.91%              2.42%
    Remaining contract charges          --                --                 --
VAN KAMPEN LIT GROWTH AND
 INCOME PORTFOLIO
 2009  Lowest contract charges        0.75%             3.67%             23.18%
    Highest contract charges          2.60%             3.62%             20.93%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             1.79%            (32.72)%
    Highest contract charges          2.62%             1.78%            (33.95)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.95%              1.76%
    Highest contract charges          2.59%             1.35%             (0.11)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.47%             15.11%
    Highest contract charges          2.60%             0.86%             13.00%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --               9.99%
    Highest contract charges          2.57%             0.36%              6.90%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK
 PORTFOLIO
 2009  Lowest contract charges         20,364    $13.346950        $271,801
    Highest contract charges            9,160     12.159411         111,378
    Remaining contract charges      4,074,165            --      52,787,338
 2008  Lowest contract charges         21,992     10.472431         230,313
    Highest contract charges           10,381      9.718718         100,894
    Remaining contract charges      4,550,318            --      46,645,275
 2007  Lowest contract charges         21,012     16.435250         345,337
    Highest contract charges           10,723     15.537611         166,608
    Remaining contract charges      4,988,601            --      80,944,783
 2006  Lowest contract charges         10,555     16.953685         178,941
    Highest contract charges           11,212     16.327017         183,059
    Remaining contract charges      3,838,549            --      64,723,968
 2005  Lowest contract charges          2,148     14.719590          31,619
    Highest contract charges           10,062     14.440094         145,293
    Remaining contract charges      1,909,063            --      28,154,755
VAN KAMPEN LIT CAPITAL GROWTH
 PORTFOLIO
 2009  Lowest contract charges          1,241     12.551405          15,578
    Highest contract charges            2,729     11.675064          31,855
    Remaining contract charges         13,252            --         161,145
 2008  Lowest contract charges          1,637      7.691740          12,589
    Highest contract charges            2,728      7.233687          19,737
    Remaining contract charges         15,946            --         119,212
 2007  Lowest contract charges          2,176     15.344436          33,387
    Highest contract charges            2,728     14.590661          39,810
    Remaining contract charges         18,504            --         277,849
 2006  Lowest contract charges          1,465     13.353671          19,566
    Highest contract charges            2,729     12.838045          35,028
    Remaining contract charges         15,648            --         205,382
 2005  Lowest contract charges          1,648     13.208819          21,771
    Highest contract charges               97     12.908054           1,249
    Remaining contract charges         17,824            --         232,407

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
VAN KAMPEN LIT COMSTOCK
 PORTFOLIO
 2009  Lowest contract charges        0.75%             4.31%             27.45%
    Highest contract charges          2.60%             4.30%             25.11%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             2.18%            (36.28)%
    Highest contract charges          2.61%             2.31%            (37.45)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             1.07%             (3.06)%
    Highest contract charges          2.59%             1.59%             (4.84)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.69%             15.18%
    Highest contract charges          2.60%             1.28%             13.07%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --               5.94%
    Highest contract charges          2.57%             0.46%              1.44%
    Remaining contract charges          --                --                 --
VAN KAMPEN LIT CAPITAL GROWTH
 PORTFOLIO
 2009  Lowest contract charges        1.50%               --              63.18%
    Highest contract charges          2.60%               --              61.40%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.51%             0.23%            (49.87)%
    Highest contract charges          2.61%             0.19%            (50.42)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.49%               --              14.91%
    Highest contract charges          2.59%               --              13.65%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.50%               --               1.10%
    Highest contract charges          2.56%               --              (0.01)%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.50%             0.01%              6.04%
    Highest contract charges          2.20%               --               5.09%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH
 PORTFOLIO
 2009  Lowest contract charges          1,969    $11.393961         $22,429
    Highest contract charges              162     10.695487           1,731
    Remaining contract charges         19,216            --         212,871
 2008  Lowest contract charges          1,911      7.396327          14,135
    Highest contract charges              162      7.019577           1,137
    Remaining contract charges         16,621            --         120,025
 2007  Lowest contract charges          4,517     14.122344          63,795
    Highest contract charges              162     13.551542           2,197
    Remaining contract charges          8,462            --         117,159
 2006  Lowest contract charges          4,734     12.190083          57,702
    Highest contract charges              131     11.826680           1,547
    Remaining contract charges         13,521            --         161,681
 2005  Lowest contract charges          4,878     11.793783          57,529
    Highest contract charges              131     11.568800           1,515
    Remaining contract charges         12,806            --         149,133
VAN KAMPEN LIT GOVERNMENT
 PORTFOLIO
 2009  Lowest contract charges          2,762     10.847798          29,960
    Highest contract charges            4,604     10.241506          47,149
    Remaining contract charges         37,043            --         389,881
 2008  Lowest contract charges          2,534     10.928816          27,692
    Highest contract charges            2,845     10.421719          29,655
    Remaining contract charges         36,241            --         386,442
 2007  Lowest contract charges            738     10.975127           8,104
    Highest contract charges            6,935     10.536728          73,075
    Remaining contract charges         49,168            --         526,282
 2006  Lowest contract charges            739     10.410536           7,695
    Highest contract charges            6,333     10.105234          63,997
    Remaining contract charges         42,656            --         435,818
 2005  Lowest contract charges            740     10.249360           7,584
    Highest contract charges            6,149     10.058815          61,851
    Remaining contract charges         31,274            --         316,740
WELLS FARGO ADVANTAGE VT C&B
 LARGE CAP VALUE FUND
 2009  Lowest contract charges          3,334      1.027149           3,424
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2008  Lowest contract charges          3,215      0.810118           2,604
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH
 PORTFOLIO
 2009  Lowest contract charges        1.50%               --              54.05%
    Highest contract charges          2.60%               --              52.37%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.51%               --             (47.63)%
    Highest contract charges          2.61%               --             (48.20)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.50%               --              15.85%
    Highest contract charges          2.59%               --              14.58%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.50%               --               3.36%
    Highest contract charges          2.60%               --               2.23%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.48%               --               9.46%
    Highest contract charges          2.59%               --               8.26%
    Remaining contract charges          --                --                 --
VAN KAMPEN LIT GOVERNMENT
 PORTFOLIO
 2009  Lowest contract charges        1.60%             6.03%             (0.74)%
    Highest contract charges          2.60%             7.13%             (1.73)%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.57%             1.51%             (0.10)%
    Highest contract charges          2.61%             4.42%             (1.09)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.50%             4.41%              5.42%
    Highest contract charges          2.59%             4.30%              4.27%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.50%             4.23%              1.57%
    Highest contract charges          2.60%             4.26%              0.46%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.48%             4.02%              1.74%
    Highest contract charges          2.59%             3.42%              0.63%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT C&B
 LARGE CAP VALUE FUND
 2009  Lowest contract charges        1.65%             1.65%             26.79%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.64%             1.64%            (36.08)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY GROWTH FUND
 2009  Lowest contract charges          4,662     $0.944176          $4,401
    Highest contract charges            5,040      0.913127           4,603
    Remaining contract charges             --            --              --
 2008  Lowest contract charges          4,876      0.669469           3,264
    Highest contract charges            5,238      0.650367           3,407
    Remaining contract charges             --            --              --
 2007  Lowest contract charges         11,975      1.135208          13,594
    Highest contract charges            5,214      1.088666           5,677
    Remaining contract charges          4,506            --           5,026
 2006  Lowest contract charges         12,043      1.069239          12,877
    Highest contract charges            5,256      1.033116           5,430
    Remaining contract charges          1,816            --           1,914
 2005  Lowest contract charges          5,477      1.058917           5,799
    Highest contract charges            1,675      1.046872           1,753
    Remaining contract charges             --            --              --
WELLS FARGO ADVANTAGE VT MONEY
 MARKET FUND
 2009  Lowest contract charges         66,655      1.055377          70,346
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2008  Lowest contract charges         66,655      1.068593          71,227
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 2009  Lowest contract charges          3,306      1.342955           4,440
    Highest contract charges            2,304      1.298796           2,992
    Remaining contract charges             --            --              --
 2008  Lowest contract charges          3,708      0.894400           3,316
    Highest contract charges            2,561      0.868884           2,225
    Remaining contract charges             --            --              --
 2007  Lowest contract charges          5,718      1.579591           9,032
    Highest contract charges            2,490      1.514837           3,772
    Remaining contract charges          1,613            --           2,504
 2006  Lowest contract charges          6,390      1.406759           8,989
    Highest contract charges            2,854      1.359239           3,879
    Remaining contract charges            740            --           1,026
 2005  Lowest contract charges          3,410      1.161578           3,961
    Highest contract charges              746      1.148379             856
    Remaining contract charges             --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY GROWTH FUND
 2009  Lowest contract charges        1.65%             0.38%             41.03%
    Highest contract charges          2.10%             0.38%             40.40%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.66%             0.28%            (39.99)%
    Highest contract charges          2.11%             0.28%            (40.26)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.35%               --               6.17%
    Highest contract charges          2.09%               --               5.38%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.34%               --               0.98%
    Highest contract charges          2.09%               --               0.22%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.26%               --              16.28%
    Highest contract charges          1.64%             0.33%             16.05%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT MONEY
 MARKET FUND
 2009  Lowest contract charges        1.35%             0.11%             (1.24)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.34%             1.73%              0.91%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 2009  Lowest contract charges        1.64%               --              50.15%
    Highest contract charges          2.10%               --              49.48%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.65%               --             (42.38)%
    Highest contract charges          2.11%               --             (42.64)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.35%               --              12.29%
    Highest contract charges          2.09%               --              11.45%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.34%               --              21.11%
    Highest contract charges          2.08%               --              20.20%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.26%               --              19.79%
    Highest contract charges          1.41%               --              19.55%
    Remaining contract charges          --                --                 --

* This represents the annualized contract expenses of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Funds' manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.55% to 1.60% of the Accounts value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense ranging from 0.05% to 0.20% of the Account's value for administrative services provided by the Company.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as Optional Death Benefit Charge, Earnings Protection Benefit Charge, Principal First Charge, Principal First Preferred, MAV Plus, and MAV/EPB Death Benefit Charge. These deductions range from 0.15% to 0.75% of the contract's value.

    These charges are a reduction in unit values.

    The Company will also charge an expense for Rider charges related to The Hartford's Income Foundation, The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Selects, and The Hartford's Lifetime Income Portfolios. The Company initially makes deductions of 0.30%, 0.40%, 0.55%, and 0.65%, respectively. The Company has the right to increase both the Lifetime Income Builder and Lifetime Income Builder II to a maximum charge of 0.75% and the right to increase both the Lifetime Income Selects and Lifetime Income Portfolios to a maximum charge of 1.50%.

    These charges are a redemption of units.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These charges are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2009 and 2008, and the related consolidated statements of operations, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2009. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal controls over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 of the consolidated financial statements, the Company changed its method of accounting and reporting for other-than-temporary impairments in 2009 and for the fair value measurement of financial instruments in 2008.

Deloitte & Touche LLP
Hartford, Connecticut
February 23, 2010

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                           FOR THE YEARS ENDED
                                                               DECEMBER 31,
                                                     2009          2008          2007
                                                              (IN MILLIONS)
-------------------------------------------------------------------------------------------
REVENUES
 Fee income and other                                $3,752        $4,155       $4,470
 Earned premiums                                        377           984          983
 Net investment income (loss)
 Securities available-for-sale and other              2,505         2,588        3,056
 Equity securities held for trading                     343          (246)           1
 Total net investment income                          2,848         2,342        3,057
 Net realized capital gains (losses):
 Total other-than-temporary impairment ("OTTI")
  losses                                             (1,722)       (1,888)        (339)
 OTTI losses recognized in other comprehensive
  income                                                530            --           --
                                                    -------       -------       ------
 Net OTTI losses recognized in earnings              (1,192)       (1,888)        (339)
 Net realized capital gains (losses), excluding
  net OTTI losses recognized in earnings                315        (3,875)        (595)
                                                    -------       -------       ------
                 TOTAL NET REALIZED CAPITAL LOSSES     (877)       (5,763)        (934)
                                                    -------       -------       ------
                                    TOTAL REVENUES    6,100         1,718        7,576
                                                    -------       -------       ------
BENEFITS, LOSSES AND EXPENSES
 Benefits, loss and loss adjustment expenses         3, 716         4,047        3,982
 Benefits, loss and loss adjustment expenses --
  returns credited on International unit-linked
  bonds and pension products                            343          (246)           1
 Insurance expenses and other                         1,850         1,940        1,832
 Amortization of deferred policy acquisition costs
  and present value of future profits                 3,727         1,620          605
 Goodwill impairment                                     --           184           --
 Dividends to policyholders                              12            13           11
                                                    -------       -------       ------
               TOTAL BENEFITS, LOSSES AND EXPENSES    9,648         7,558        6,431
                                                    -------       -------       ------
           INCOME (LOSS) BEFORE INCOME TAX EXPENSE   (3,548)       (5,840)       1,145
 Income tax expense (benefit)                        (1,401)       (2,181)         252
                                                    -------       -------       ------
                                 NET INCOME (LOSS)   (2,147)      $(3,659)        $893
                                                    -------       -------       ------
       LESS: NET (INCOME) LOSS ATTRIBUTABLE TO THE
                           NONCONTROLLING INTEREST      (10)          105           (7)
                                                    -------       -------       ------
   NET INCOME (LOSS) ATTRIBUTABLE TO HARTFORD LIFE
                                 INSURANCE COMPANY  $(2,157)      $(3,554)        $886
                                                    -------       -------       ------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                   AS OF DECEMBER 31,
                                                 2009              2008
                                                  (IN MILLIONS, EXCEPT
                                                     FOR SHARE DATA)
--------------------------------------------------------------------------------
ASSETS
 Investments
 Fixed maturities, available-for-sale, at
  fair value (amortized cost of $44,284 and
  $48,444)                                        $40,403           $39,560
 Equity securities, held for trading, at
  fair value (cost of $2,359 and $1,830)            2,443             1,634
 Equity securities, available for sale, at
  fair value (cost of $447 and $614)                  419               434
 Policy loans, at outstanding balance               2,120             2,154
 Mortgage loans (net of allowances for loan
  losses of $260 and $13)                           4,304             4,896
 Limited partnership and other alternative
  investments                                         759             1,033
 Other investments                                    338             1,237
 Short-term investments                             5,128             5,742
                                              -----------       -----------
                           TOTAL INVESTMENTS       55,914            56,690
                                              -----------       -----------
 Cash                                                 793               661
 Premiums receivable and agents' balances,
  net                                                  69                25
 Reinsurance recoverables, net                      3,140             3,195
 Deferred income taxes, net                         3,066             3,444
 Deferred policy acquisition costs and
  present value of future profits                   5,779             9,944
 Goodwill                                             470               462
 Other assets                                       1,709             3,267
 Separate account assets                          150,380           130,171
                                              -----------       -----------
                                TOTAL ASSETS     $221,320          $207,859
                                              -----------       -----------
LIABILITIES
 Reserve for future policy benefits and
  unpaid losses and loss adjustment expenses       11,318            10,602
 Other policyholder funds and benefits
  payable                                          43,526            52,647
 Other policyholder funds and benefits
  payable -- International unit-liked bonds
  and pension products                              2,419             1,613
 Consumer notes                                     1,136             1,210
 Other liabilities                                  6,245             8,373
 Separate account liabilities                     150,380           130,171
                                              -----------       -----------
                           TOTAL LIABILITIES      215,024           204,616
                                              -----------       -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE
 10)
STOCKHOLDER'S EQUITY
 Common stock -- 1,000 shares authorized,
  issued and outstanding, par value $5,690              6                 6
 Capital surplus                                    8,457             6,157
 Accumulated other comprehensive loss, net
  of tax                                           (1,941)           (4,531)
 Retained earnings                                   (287)            1,446
                                              -----------       -----------
                  TOTAL STOCKHOLDER'S EQUITY        6,235             3,078
                                              -----------       -----------
 Noncontrolling interest                               61               165
                                              -----------       -----------
                                TOTAL EQUITY        6,296             3,243
                                              -----------       -----------
  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $221,320          $207,859
                                              -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                                      ACCUMULATED OTHER
                                                                                 COMPREHENSIVE INCOME (LOSS)
                                                                  NET UNREALIZED          NET (LOSS)
                                                                     CAPITAL             GAIN ON CASH             FOREIGN
                                  COMMON                          GAINS (LOSSES)         FLOW HEDGING            CURRENCY
                                   STOCK           CAPITAL        ON SECURITIES,         INSTRUMENTS,           TRANSLATION
                                                   SURPLUS          NET OF TAX            NET OF TAX               ADJS
                                                                          (IN MILLIONS)
----------------------------------------------------------------------------------------------------------------------------------
2009
Balance, December 31, 2008           $6            $6,157             $(4,806)                $440                 $(165)
Comprehensive income
 Net loss
Other comprehensive income,
 net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                                       3,229
 Net gains on cash flow
  hedging instruments                                                                         (292)
 Cumulative translation
  adjustments                                                                                                        115
                                                                                                                   -----
Total other comprehensive
 income
 Total comprehensive income
Capital contribution from
 parent (3)                                         2,300
Dividends declared
 Cumulative effect of
  accounting changes, net of
  tax                                                                   (462)
                                                                      ------
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
   BALANCE, DECEMBER 31, 2009        $6            $8,457             $(2,039)                $148                  $(50)
                                    ---            ------             ------                 -----                 -----
2008
Balance, December 31, 2007           $6            $3,746              $(318)                $(137)                   $8
Comprehensive income
 Net loss
Other comprehensive income,
 net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                                      (4,488)
 Net loss on cash flow
  hedging instruments                                                                          577
 Cumulative translation
  adjustments                                                                                                       (173)
Total other comprehensive
 loss
 Total comprehensive loss
Capital contribution from
 parent (3)                                         2,411
Dividends declared
 Cumulative effect of
  accounting changes, net of
  tax
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
   BALANCE, DECEMBER 31, 2008        $6            $6,157             $(4,806)                $440                 $(165)
                                    ---            ------             ------                 -----                 -----
2007
Balance, December 31, 2006
Comprehensive income                 $6            $3,317               $503                 $(210)                  $(4)
 Net income
Other comprehensive income,
 net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                                        (821)
 Net loss on cash flow
  hedging instruments                                                                           73
 Cumulative translation
  adjustments                                                                                                         12
Total other comprehensive
 income
 Total comprehensive income
Capital contribution from
 parent                                               429
Dividends declared
 Cumulative effect of
  accounting changes, net of
  tax
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
   BALANCE, DECEMBER 31, 2007        $6            $3,746              $(318)                $(137)                   $8
                                    ---            ------             ------                 -----                 -----


                                                                                  NON-
                                                           TOTAL              CONTROLLING
                                   RETAINED            STOCKHOLDER'S            INTEREST          TOTAL
                                   EARNINGS                EQUITY              (NOTE 17)          EQUITY
                                                             (IN MILLIONS)
-----------------------------  ------------------------------------------------------------------------------
2009
Balance, December 31, 2008          $1,446                 $3,078                 $165            $3,243
Comprehensive income
 Net loss                           (2,157)                (2,157)                                (2,157)
Other comprehensive income,
 net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                            3,229                                  3,229
 Net gains on cash flow
  hedging instruments                                        (292)                                  (292)
 Cumulative translation
  adjustments                                                 115                                    115
                                                           ------
Total other comprehensive
 income                                                     3,052                                  3,052
 Total comprehensive income                                   895                                    895
Capital contribution from
 parent (3)                                                 2,300                                  2,300
Dividends declared                     (38)                   (38)                                   (38)
 Cumulative effect of
  accounting changes, net of
  tax                                  462                     --                                     --
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                               (114)             (114)
                                                                                  ----            ------
Noncontrolling income (loss)                                                        10                10
                                                                                  ----            ------
   BALANCE, DECEMBER 31, 2009        $(287)                $6,235                  $61             6,296
                                    ------                 ------                 ----            ------
2008
Balance, December 31, 2007          $5,315                 $8,620                 $255            $8,875
Comprehensive income
 Net loss                           (3,554)                (3,554)                                (3,554)
Other comprehensive income,
 net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                           (4,488)                                (4,488)
 Net loss on cash flow
  hedging instruments                                         577                                    577
 Cumulative translation
  adjustments                                                (173)                                  (173)
                                                           ------                                 ------
Total other comprehensive
 loss                                                      (4,084)                                (4,084)
                                                           ------                                 ------
 Total comprehensive loss                                  (7,638)                                (7,638)
Capital contribution from
 parent (3)                                                 2,411                                  2,411
Dividends declared                    (313)                  (313)                                  (313)
 Cumulative effect of
  accounting changes, net of
  tax                                   (2)                    (2)                                    (2)
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                                 15                15
                                                                                  ----            ------
Noncontrolling income (loss)                                                      (105)             (105)
   BALANCE, DECEMBER 31, 2008       $1,446                 $3,078                 $165            $3,243
                                    ------                 ------                 ----            ------
2007
Balance, December 31, 2006
Comprehensive income                $4,894                 $8,506                 $142            $8,648
 Net income                            886                    886                                    886
Other comprehensive income,
 net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                             (821)                                  (821)
 Net loss on cash flow
  hedging instruments                                          73                                     73
 Cumulative translation
  adjustments                                                  12                                     12
                                                           ------                                 ------
Total other comprehensive
 income                                                      (736)                                  (736)
                                                           ------                                 ------
 Total comprehensive income                                   150                                    150
Capital contribution from
 parent                                                       429                                    429
Dividends declared                    (461)                  (461)                                  (461)
 Cumulative effect of
  accounting changes, net of
  tax                                   (4)                    (4)                                    (4)
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                                106               106
                                                                                  ----            ------
Noncontrolling income (loss)                                                         7                 7
                                                                                  ----            ------
   BALANCE, DECEMBER 31, 2007       $5,315                 $8,620                 $255            $8,875
                                    ------                 ------                 ----            ------

(1) Net change in unrealized capital gain on securities is reflected net of tax provision (benefit) and other items of $(1,739), $2,416 and $443 for the years ended December 31, 2009, 2008 and 2007, respectively. Net (loss) gain on cash flow hedging instruments is net of tax provision (benefit) of $157, $(310) and $(39) for the years ended December 31, 2009, 2008 and 2007, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $(1,076), $(1,396), and $(135) for the years ended December 31, 2009, 2008 and 2007, respectively.

(3) The Company received $2.1 billion in capital contributions from its parent and returned capital of $700 to its parent. The Company received noncash capital contributions of $887 as a result of valuations associated with the October 1st reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 Transactions with Affiliates. The Company received a noncash asset capital contribution of $180 from its parent company during 2008.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2009           2008           2007
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income(loss)                     $(2,147)       $(3,659)          $893
 ADJUSTMENTS TO RECONCILE NET
  INCOME(LOSS) TO NET CASH PROVIDED
  BY OPERATING ACTIVITIES
 Amortization of deferred policy
  acquisition costs and present
  value of future profits               3,727          1,620            605
 Additions to deferred policy
  acquisition costs and present
  value of future profits                (674)        (1,258)        (1,557)
 Change in:
 Reserve for future policy
  benefits, unpaid losses and loss
  adjustment expenses                     574          1,161          1,228
 Reinsurance recoverables                  66            (29)          (235)
 Receivables and other assets             (20)            66            188
 Payables and accruals                    420           (369)           585
 Accrued and deferred income taxes       (797)        (2,166)          (112)
 Net realized capital losses              877          5,763            934
 Net receipts from investment
  contracts related to policyholder
  funds -- International unit-
  linked bonds and pension products       804            396            867
 Net increase in equity securities
  held for trading                       (809)          (386)          (877)
 Depreciation and amortization            173             78            441
 Goodwill impairment                       --            184             --
 Other, net                               328           (190)          (345)
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED FOR)
               OPERATING ACTIVITIES    $2,522         $1,211         $2,615
                                     --------       --------       --------
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed maturities and short-term
  investments, available for sale     $37,224        $12,104        $19,094
 Equity securities,
  available-for-sale                      162            140            315
 Mortgage loans                           413            325            958
 Partnerships                             173            250            175
 Payments for the purchase of:
 Fixed maturities and short-term
  investments, available for sale     (35,519)       (18,216)       (22,027)
 Equity securities,
  available-for-sale                      (61)          (144)          (484)
 Mortgage loans                          (197)        (1,067)        (2,492)
 Partnerships                            (121)          (330)          (607)
 Derivative net                          (520)         1,170           (274)
 Purchase price of businesses
  acquired                                 --            (78)           (10)
 Change in policy loans, net               34           (139)            (6)
 Change in payables for collateral
  under securities lending, net        (1,805)          (974)         1,306
 Change in all other, net                  25            362)          (320)
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED FOR)
               INVESTING ACTIVITIES     $(192)       $(6,597)       $(4,372)
                                     --------       --------       --------
FINANCING ACTIVITIES
 Deposits and other additions to
  investment and universal
  life-type contracts                  13,398         22,449        .33,282
 Withdrawals and other deductions
  from investment and universal
  life-type contracts                 (23,487)       (28,105)       (31,299)
 Net transfers (to)/from separate
  accounts related to investment
  and universal life-type contracts     6,805          7,074           (607)
 Issuances (repayments) of
  structured financing                   (189)         2,001             --
 Capital contributions (1),(2)          1,397          2,231            397
 Dividends paid (1)                       (33)          (299)          (459)
 Net Issuances/(Repayments) at
  maturity or settlement of
  consumer notes                          (74)           401            551
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED FOR)
               FINANCING ACTIVITIES   $(2,183)        $5,752         $1,865
                                     --------       --------       --------
 Impact of foreign exchange               (15)          (128)             3
 Net (decrease) increase in cash          132            238            111
 Cash -- beginning of year                661            423            312
                                     --------       --------       --------
 Cash -- end of year                     $793           $661           $423
                                     --------       --------       --------
Supplemental Disclosure of Cash
 Flow Information:
 Net Cash Paid (Received) During
  the Year for:
 Income taxes                           $(282)         $(183)          $329

SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

(1) The Company made noncash dividends of $5 related to the assumed reinsurance agreements with Hartford Life Insurance K.K. The Company made noncash dividends of $54 and received a noncash capital contributions of $180 from its parent company during 2008 related to the assumed reinsurance agreement with Hartford Life Insurance K.K.

(2) The Company received noncash capital contributions of $887 as a result of valuations associated with an October 1st reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 Transactions with Affiliates for further discussion of this transaction.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States ("U.S.") and is an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford").

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the U.S. ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The Consolidated Financial Statements include the accounts of Hartford Life Insurance Company, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. Material intercompany transactions and balances between HLIC and its subsidiaries have been eliminated. For further information on VIEs, see Note 4.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; living benefits required to be fair valued; valuation of investments and derivative instruments, evaluation of other-than-temporary impairments on available-for-sale securities; and contingencies relating to corporate litigation and regulatory matters; goodwill impairment and valuation allowance on deferred tax assets. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2009 and through the Consolidated Financial Statement issuance date of February 23, 2010. The Company has not evaluated subsequent events after that date for presentation in these Consolidated Financial Statements.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

ADOPTION OF NEW ACCOUNTING STANDARDS

OTHER-THAN-TEMPORARY IMPAIRMENTS

In April 2009, the Financial Accounting Standards Board ("FASB") updated the guidance related to the recognition and presentation of other-than-temporary impairments. The Company adopted this new guidance for its interim reporting period ending on June 30, 2009 and upon adoption of this guidance, the Company recognized a $462, net of tax and deferred acquisition costs, increase to Retained Earnings with an offsetting decrease in Accumulated Other Comprehensive Income. See Note 4 for the Company's accounting policy and disclosures.

NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS

A noncontrolling interest refers to the minority interest portion of the equity of a subsidiary that is not attributable directly or indirectly to a parent. This updated guidance establishes accounting and reporting standards that require for-profit entities that prepare consolidated financial statements to:
(a) present noncontrolling interests as a component of equity, separate from the parent's equity, (b) separately present the amount of consolidated net income attributable to noncontrolling interests in the income statement, (c) consistently account for changes in a parent's ownership interests in a subsidiary in which the parent entity has a controlling financial interest as equity transactions, (d) require an entity to measure at fair value its remaining interest in a subsidiary that is deconsolidated, and (e) require an entity to provide sufficient disclosures that identify and clearly distinguish between interests of the parent and interests of noncontrolling owners. This guidance applies to all for-profit entities that prepare consolidated financial statements, and affects those for-profit entities that have outstanding noncontrolling interests in one or more subsidiaries or that deconsolidate a subsidiary. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008 with earlier adoption prohibited. Upon adoption of this guidance on January 1, 2009, the Company reclassified $142 of noncontrolling interest, recorded in other liabilities, to equity as of January 1, 2007. The adoption of this guidance resulted in certain reclassifications of noncontrolling interests within the Company's Consolidated Statements of Operations. See Note 4 for the Company's accounting policy and disclosures.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

AMENDMENTS TO CONSOLIDATION GUIDANCE FOR VIES

In June 2009, the FASB issued accounting guidance which amends the current quantitative consolidation requirements applicable to variable interest entities ("VIE"). Under this new guidance, an entity would consolidate a VIE when the entity has both the (a) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (b) The obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The FASB also issued a proposed amendment to this guidance in January 2010 which defers application of this guidance to certain entities that apply specialized accounting guidance for investment companies.

The Company adopted this updated guidance on January 1, 2010, the effective date. As a result of adoption, in addition to those VIEs the Company currently consolidates under the old guidance, the Company determined it will consolidate a Company sponsored collateralized debt obligation ("CDO") and a Company sponsored collateralized loan obligation ("CLO") that are VIEs. The Company expects the impact of these consolidations on its consolidated financial statements to be an increase in assets and increase in liabilities of approximately $350 million. The Company concluded that it has control over the activities that most significantly impact the economic performance of these VIEs as they provide collateral management services, earn a fee for these services and also have investments issued by the entities. These vehicles issued debt and the debt holders have no recourse to the general credit of the Company. The Company's maximum exposure to loss for these vehicles is their investment in the entities, fair valued at $240 million as of December 31, 2009.

The Company's has investments in mutual funds, limited partnerships and other alternative investments including hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds which may be VIEs. The accounting for these investments will remain unchanged as they fall within the scope of the proposed deferral of this new consolidation guidance.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are described below or are referenced below to the applicable Note where the description is included.

ACCOUNTING POLICY                                                      Note
--------------------------------------------------------------------------------
Fair Value Measurements                                                   3
Investments and Derivative Instruments                                    4
Reinsurance                                                               5
Deferred Policy Acquisition Costs and Present Value of Future
 Profits                                                                  6
Goodwill and Other Intangible Assets                                      7
Separate Accounts                                                         8
Sales Inducements                                                         9
Commitments and Contingencies                                            10
Income Taxes                                                             11

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain policies, which are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance in-force accounted for 7% as of December 31, 2009, 2008 and 2007 of total life insurance in-force. Dividends to policyholders were $12, $13 and $11 for the years ended December 31, 2009, 2008 and 2007, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

MUTUAL FUNDS

The Company maintains a retail mutual fund operation, whereby the Company, through wholly-owned subsidiaries, provides investment management and administrative services to series of The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; and The Hartford Income Shares Fund, Inc. (collectively, "mutual funds"), consisting of 52 mutual funds and 1 closed-end fund, as of December 31, 2009. The Company charges fees to these funds, which are recorded as revenue by the Company. These funds are registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Company, through its wholly-owned subsidiaries, also provides investment management and administrative services (for which it receives revenue) for 18 mutual funds established under the laws of the Province of Ontario, Canada, and registered with the Ontario Securities Commission.

The mutual funds are owned by the shareholders of those funds and not by the Company. As such, the mutual fund assets and liabilities and related investment returns are not reflected in the Company's consolidated financial statements since they are not assets, liabilities and operations of the Company.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance, variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by VIEs issuing medium-term notes.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT

Liabilities for the Company's group life and disability contracts as well as its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts and no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for a DAC unlock.

For further information, see MD&A, Critical Accounting Estimates, Life Deferred Policy Acquisition Costs and Present Value of Future Benefits.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. See Note 11 for a further discussion of the account for income taxes.

2. SEGMENT INFORMATION

The Company has four reporting segments: the Retail Products Group ("Retail") , Individual Life ("Individual Life"), Retirement Plans ("Retirement Plans") segment, and Institutional Solutions Group ("Institutional").

Retail offers individual variable and fixed market value adjusted ("MVA") annuities and retail mutual funds, 529 college savings plans, Canadian and offshore investments products.

Retirement Plans provides products and services to corporations pursuant to
Section 401(k) and products and services to municipalities and not-for-profit organizations under Section 457 and 403(b) of the IRS code. Retirement Plans also offers mutual funds to institutional investors.

Institutional provides customized investment, insurance, and income solutions to select markets. Products include stable value contracts, institutional annuities (primarily terminal funding cases), variable Private Placement Life Insurance ("PPLI") owned by corporations and high net worth individuals, and mutual funds owned by institutional investors. Furthermore, Institutional offers individual products including structured settlements, single premium immediate annuities, and longevity assurance.

Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life.

The Company includes in an Other category its leveraged PPLI product line of business; corporate items not directly allocated to any of its reporting segments; intersegment eliminations, direct and assumed guaranteed minimum income benefit ("GMIB"), guaranteed minimum death benefit ("GMDB"), guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") which is subsequently ceded to an affiliated captive reinsurer. In addition, Other includes certain group benefit products, including group life and group disability insurance that is directly written by the Company and for which nearly half is ceded to its parent, HLA, as well as other International operations.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 1. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. Each operating segment is allocated corporate surplus as needed to support its business.

The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Inter-segment revenues primarily occur between the Company's Other category and the reporting segments. These amounts primarily include interest income on allocated surplus and interest charges on excess separate account surplus. Consolidated net investment income is unaffected by such transactions.

The following tables represent summarized financial information concerning the Company's segments.

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2009           2008           2007
--------------------------------------------------------------------------------
REVENUES BY PRODUCT LINE
REVENUES
LIFE
 Earned premiums, fees, and other
  considerations
RETAIL
 Individual annuity:
  Individual variable annuity          $1,552         $1,943         $2,225
  Fixed / MVA Annuity                      (3)            (5)             1
 Other                                    138              3             --
                                     --------       --------       --------
 Retail mutual funds                      423            736            751
                                     --------       --------       --------
 Total Retail                           2,110          2,677          2,977
INDIVIDUAL LIFE
 Variable Life                            503            374            379
 Universal Life                           362            376            344
 Term Life                                 37             42             48
                                     --------       --------       --------
 Total Individual Life                    902            792            771
RETIREMENT PLANS
 401(k)                                   286            290            187
 403(b)/457                                38             48             55
                                     --------       --------       --------
 Total Retirement Plans                   324            338            242
INSTITUTIONAL
 IIP                                      386            929          1,018
 PPLI                                     115            118            224
                                     --------       --------       --------
 Total Institutional                      501          1,047          1,242
OTHER                                     292            285            221
                                     --------       --------       --------
 Total Life premiums, fees, and
  other considerations                  4,129          5,139          5,453
                                     --------       --------       --------
 Net investment income                  2,848          2,342          3,057
 Net realized capital losses             (877)        (5,763)          (934)
                                     --------       --------       --------
                         TOTAL LIFE    $6,100         $1,718         $7,576
                                     --------       --------       --------

                                             FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                     2009            2008            2007
--------------------------------------------------------------------------------
NET INCOME (LOSS)
 Retail                              $(1,929)        $(1,248)          $809
 Individual Life                           8             (47)           175
 Retirement Plans                       (222)           (157)            61
 Institutional                          (527)           (504)            12
 Other                                   513          (1,598)          (171)
                                   ---------       ---------       --------
                   TOTAL NET LOSS    $(2,157)        $(3,554)          $886
                                   ---------       ---------       --------
NET INVESTMENT INCOME
 Retail                                 $756            $755           $810
 Individual Life                         304             308            331
 Retirement Plans                        315             342            355
 Institutional                           817             988          1,227
 Other                                   656             (51)           334
                                   ---------       ---------       --------
      TOTAL NET INVESTMENT INCOME     $2,848          $2,342         $3,057
                                   ---------       ---------       --------
AMORTIZATION OF DEFERRED POLICY
 ACQUISITION AND PRESENT VALUE OF
 FUTURE PROFITS
 Retail                               $3,239          $1,347           $404
 Individual Life                         312             166            117
 Retirement Plans                         56              91             58
 Institutional                            17              19             23
 Other                                   103              (3)             3
                                   ---------       ---------       --------
        TOTAL AMORTIZATION OF DAC     $3,727          $1,620           $605
                                   ---------       ---------       --------
INCOME TAX EXPENSE (BENEFIT)
 Retail                              $(1,281)          $(894)          $213
 Individual Life                         (27)            (36)            85
 Retirement Plans                       (143)           (132)            18
 Institutional                          (295)           (283)            (2)
 Other                                   345            (836)           (59)
                                   ---------       ---------       --------
         TOTAL INCOME TAX EXPENSE    $(1,401)        $(2,181)          $255
                                   ---------       ---------       --------

                                                           DECEMBER 31,
                                                      2009              2008
--------------------------------------------------------------------------------
ASSETS
 Retail                                               $100,946           $97,453
 Individual Life                                        14,527            13,347
 Retirement Plans                                       28,180            22,668
 Institutional                                          61,925            59,638
 Other                                                  15,742            14,753
                                                   -----------       -----------
                                     TOTAL ASSETS     $221,320          $207,859
                                                   -----------       -----------

3. FAIR VALUE MEASUREMENTS

FAIR VALUE DISCLOSURES

The following financial instruments are carried at fair value in the Company's Consolidated Financial Statements: fixed maturities and equity securities, available-for-sale ("AFS"), equity securities, trading, short-term investments, freestanding and embedded derivatives, and separate account assets.

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, and 3).

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasuries, money market funds, and exchange traded equity and derivative securities.
Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and some preferred stocks are model priced by vendors using observable inputs and are classified within Level 2. Also included in the Level 2 category are derivative instruments that are priced using models with observable market inputs, including interest rate, foreign currency and certain credit default swap contracts and have no significant unobservable market inputs.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as highly structured and/or lower quality asset-backed securities ("ABS"), commercial mortgage- backed securities ("CMBS"), commercial real estate ("CRE") collateralized debt obligations ("CDOs"), residential mortgage-backed securities ("RMBS") primarily below prime loans, and private placement securities. Also included in Level 3 are guaranteed product embedded and reinsurance derivatives and other complex derivatives securities, including customized GMWB hedging derivatives, equity derivatives, longer dated derivatives, swaps with optionality, and certain complex credit derivatives. Because Level 3 fair values, by their nature, contain unobservable market inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such as they are primarily priced by independent brokers and/or within illiquid markets (i.e., below-prime
RMBS).

These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following tables present assets and (liabilities) carried at fair value by hierarchy level.

                                                                         DECEMBER 31, 2009
                                                         QUOTED PRICES IN               SIGNIFICANT               SIGNIFICANT
                                                        ACTIVE MARKETS FOR              OBSERVABLE               UNOBSERVABLE
                                                         IDENTICAL ASSETS                 INPUTS                    INPUTS
                                      TOTAL                 (LEVEL 1)                    (LEVEL 2)                 (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
ABS                                     $1,903                     $ --                     $1,406                      $497
CDOs                                     2,165                       --                         56                     2,109
CMBS                                     5,365                       --                      5,096                       269
Corporate                               23,667                       --                     18,428                     5,239
Foreign government/government
 agencies                                  846                       --                        766                        80
States, municipalities and
 political subdivisions
 ("Municipal")                             780                       --                        562                       218
RMBS                                     3,336                       --                      2,341                       995
U.S. Treasuries                          2,341                      325                      2,016                        --
                                   -----------             ------------                  ---------                 ---------
Total fixed maturities                  40,403                      325                     30,671                     9,407
Equity securities, trading               2,443                    2,443                         --                        --
Equity securities, AFS                     419                      113                        274                        32
Other investments
Variable annuity hedging
 derivatives and macro hedge
 program                                   212                        8                         16                       188
Other derivatives (1)                        8                       --                         (4)                       12
                                   -----------             ------------                  ---------                 ---------
Total other investments                    220                        8                         12                       200
Short-term investments                   5,128                    3,785                      1,343                        --
Reinsurance recoverable for U.S.
 GMWB and Japan GMWB, GMIB, and
 GMAB (2)                                1,108                       --                         --                     1,108
Separate account assets (3)            147,418                  112,863                     33,593                       962
                                   -----------             ------------                  ---------                 ---------
    TOTAL ASSETS ACCOUNTED FOR AT
  FAIR VALUE ON A RECURRING BASIS     $197,139                 $119,537                    $65,893                   $11,709
                                   -----------             ------------                  ---------                 ---------
LIABILITIES ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Other policyholder funds and
 benefits payable
Guaranteed living benefits             $(3,439)                    $ --                       $ --                   $(3,439)
Institutional notes                         (2)                      --                         --                        (2)
Equity linked notes                        (10)                      --                         --                       (10)
                                   -----------             ------------                  ---------                 ---------
Total other policyholder funds
 and benefits payable                   (3,451)                      --                         --                    (3,451)
Other liabilities (4)
Variable annuity hedging
 derivatives and macro hedge
 program                                   158                       (2)                      (178)                      338
Other derivative liabilities               (45)                      --                        125                      (170)
                                   -----------             ------------                  ---------                 ---------
Total other liabilities                    113                       (2)                       (53)                      168
Consumer notes (5)                          (5)                      --                         --                        (5)
                                   -----------             ------------                  ---------                 ---------
  TOTAL LIABILITIES ACCOUNTED FOR
     AT FAIR VALUE ON A RECURRING
                            BASIS      $(3,343)                     $(2)                      $(53)                  $(3,288)
                                   -----------             ------------                  ---------                 ---------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2009, $104 was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. See footnote 3 below for derivative liabilities.

(2) Includes fair value of reinsurance recoverables of approximately $761 related to a transaction entered into on October 1, 2009 with an affiliated captive reinsurer. Please see note 16 Transactions with Affiliates for more information.

(3) As of December 31, 2009 excludes approximately $3 billion of investment sales receivable that are not subject to fair value accounting.

(4) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(5) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

                                                                         DECEMBER 31, 2008
                                                         QUOTED PRICES IN               SIGNIFICANT               SIGNIFICANT
                                                        ACTIVE MARKETS FOR              OBSERVABLE               UNOBSERVABLE
                                                         IDENTICAL ASSETS                 INPUTS                    INPUTS
                                      TOTAL                 (LEVEL 1)                    (LEVEL 2)                 (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Fixed maturities                       $39,560                   $3,502                    $27,316                    $8,742
Equity securities, trading               1,634                    1,634                         --                        --
Equity securities, AFS                     434                      148                        227                        59
Other investments
Variable annuity hedging
 derivatives and macro hedge
 program                                   600                       --                         13                       587
Other derivatives (1)                      522                       --                        588                       (66)
                                   -----------             ------------                  ---------                 ---------
Total other investments                  1,122                       --                        601                       521
Short-term investments                   5,742                    4,030                      1,712                        --
Reinsurance recoverable for U.S.
 GMWB                                    1,302                       --                         --                     1,302
Separate account assets (2)            126,367                   94,394                     31,187                       786
                                   -----------             ------------                  ---------                 ---------
    TOTAL ASSETS ACCOUNTED FOR AT
  FAIR VALUE ON A RECURRING BASIS     $176,161                 $103,708                    $61,043                   $11,410
                                   -----------             ------------                  ---------                 ---------
LIABILITIES ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Other policyholder funds and
 benefits payable
Guaranteed living benefits             $(9,206)                    $ --                       $ --                   $(9,206)
Institutional notes                        (41)                      --                         --                       (41)
Equity linked notes                         (8)                      --                         --                        (8)
                                   -----------             ------------                  ---------                 ---------
Total other policyholder funds
 and benefits payable                   (9,255)                      --                         --                    (9,255)
Other liabilities
Variable annuity hedging
 derivatives and macro hedge
 program                                 2,201                       --                         14                     2,187
Other derivative liabilities                 5                       --                        173                      (168)
                                   -----------             ------------                  ---------                 ---------
Total Other liabilities (3)              2,206                       --                        187                     2,019
Consumer notes (4)                          (5)                      --                         --                        (5)
                                   -----------             ------------                  ---------                 ---------
  TOTAL LIABILITIES ACCOUNTED FOR
     AT FAIR VALUE ON A RECURRING
                            BASIS      $(7,054)                    $ --                       $187                   $(7,241)
                                   -----------             ------------                  ---------                 ---------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2008, $507 of cash collateral liability was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. See footnote 3 below for derivative liabilities.

(2) As of December 31, 2008 excludes approximately $3 billion of investment sales receivable net of investment purchases payable that are not subject to fair value accounting.

(3) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll-forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(4) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity, and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

AVAILABLE-FOR-SALE SECURITIES AND SHORT-TERM INVESTMENTS

The fair value of AFS securities and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) is determined by management after considering one of three primary sources of information: third party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows and prepayments speeds. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recent reported trades, the third party pricing services and brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from a third party pricing service or an independent broker quotation, by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spread levels. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placements brokers.

The Company performs a monthly analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. As a part of this analysis, the Company considers trading volume and other factors to determine whether the decline in market activity is significant when compared to normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing services methodologies, review of pricing statistics and trends, back testing recent trades, and monitoring of trading volumes, new issuance activity and other market activities. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company has analyzed the third party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated. Internal matrix priced securities, primarily consisting of certain private placement securities, are also classified as Level 3 due to significant non-observable inputs.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Freestanding derivative instruments are reported in the Consolidated Balance Sheets at fair value and are reported in other investments and other liabilities. Embedded derivatives are reported with the host instruments in the Consolidated Balance Sheets. Derivative instruments are fair valued using pricing valuation models, which utilize market data inputs or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2009 and 2008, 96% and 95%, respectively, of derivatives, based upon notional values, were priced by valuation models, which utilize independent market data. The remaining derivatives were priced by broker quotations. The derivatives are valued using mid-market inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, swap interest rates, foreign currency forward and spot rates, credit spreads and correlations, interest and equity volatility and equity index levels. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

PRODUCT DERIVATIVES

The Company currently offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider in the U.S., and formerly offered GMWBs in the U.K. and Japan. The Company has also assumed, through reinsurance, from HLIKK GMIB, GMWB and GMAB. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

The reinsurance assumed on the HLIK.K. GMIB, GMWB, and GMAB meet the characteristics of a free-standing derivative instrument. As a result, the derivative asset or liability is recorded at fair value with changes in the fair value reported in net realized capital gains and losses.

U.S. GMWB CEDED REINSURANCE DERIVATIVE

The fair value of the U.S. GMWB reinsurance derivative is calculated as an aggregation of the components described in the Living Benefits Required to be Fair Valued discussion below and is modeled using significant unobservable policyholder behavior inputs, identical to those used in calculating the underlying liability, such as lapses, fund selection, resets and withdrawal utilization and risk margins.

During 2009, the Company entered into a reinsurance arrangement with an affiliated captive reinsurer to transfer a portion of its risk of loss associated with direct US GMWB and assumed HLIKK GMIB, GMWB, and GMAB. This arrangement is recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of the reinsurance agreement are reported in net realized capital gains and losses. Please see Footnote 16 for more information on this transaction.

ADOPTION OF FAIR VALUE ACCOUNTING

The impact on January 1, 2008 of adopting fair value measurement guidance for guaranteed benefits and the related reinsurance was a reduction to net income of $311, after the effects of DAC amortization and income taxes.

The adoption of fair value accounting resulted in lower variable annuity fee income for new business issued as Attributed Fees increased consistent with incorporating additional risk margins and other indicia of "exit value" in the valuation of the embedded derivative. The level of Attributed Fees for new business each quarter also depends on the level of equity index volatility, as well as other factors, including interest rates. As equity index volatility increased, interest rates have declined and fees ascribed to new business cohorts issued have risen to levels above the rider fee for most products. The extent of any excess of Attributed Fee over rider fee will vary by product.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds but also have investments in fixed maturity and equity securities. The separate account investments are valued in the same manner, and using the same pricing sources and inputs, as the fixed maturity, equity security, and short-term investments of the Company.

LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Fair values for GMWB and guaranteed minimum accumulation benefit ("GMAB") contracts are calculated based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company's guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives is calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component is unobservable in the marketplace and requires subjectivity by the Company in determining their value.

The Company recognized the following non-market based assumption updates to the living benefits models for the U.S. and International guaranteed living benefits, net of reinsurance:

US GMWB

- The relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in a pre-tax gain (loss) of approximately $481 and $(355), for 2009 and 2008; and

- Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for a total realized gain before-tax of $495 and $470 for 2009 and 2008; and

- The credit standing adjustment, resulting in a pre-tax gain of approximately $135 and $6 for 2009 and 2008.

INTERNATIONAL GMWB, GMAB, AND GMIB

- Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for a total realized gain (loss) before-tax of $(264) and $0 for 2009 and 2008; and

- The credit standing adjustment, resulting in a pre-tax gain (loss) of approximately $155 and $(115) for 2009 and 2008.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provide a fair value roll forward for the twelve months ending December 31, 2009 and 2008, for the financial instruments classified as Level 3.

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2009 TO DECEMBER 31, 2009

                                                                   TOTAL
                                                            REALIZED/UNREALIZED
                                                               GAINS (LOSSES)
                                  FAIR VALUE                    INCLUDED IN:                   PURCHASES,
                                     AS OF               NET                                   ISSUANCES,
                                  JANUARY 1,           INCOME                                     AND
                                     2009            (1),(2),(8)              OCI (3)         SETTLEMENTS
------------------------------------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities
ABS                                    $429               $(39)                  $148              $(21)
CDO                                   1,981               (426)                   720              (118)
CMBS                                    263               (170)                   196               (53)
Corporate                             4,421                (56)                   723               552
Foreign govt./govt. agencies             74                 --                     --                19
Municipal                               155                 --                      4                29
RMBS                                  1,419               (344)                   136              (174)
                                    -------            -------                 ------            ------
Total fixed maturities                8,742             (1,035)                 1,927               234
Equity securities, AFS                   59                 (1)                     8                (1)
Derivatives (5)
Variable annuity hedging
 derivatives and macro hedge
 program                              2,774             (1,643)                    --              (605)
Other freestanding
 derivatives                           (234)                73                     (4)               16
                                    -------            -------                 ------            ------
Total freestanding
 derivatives                          2,540             (1,570)                    (4)             (589)
Reinsurance recoverable for
 U.S. GMWB and Japan GMWB,
 GMIB, and GMAB (1),(7),(9)           1,302             (1,565)                   (51)            1,422
Separate accounts (6)                   786                (65)                    --               344
                                    -------            -------                 ------            ------
LIABILITIES
Other policyholder funds and
 benefits payable (1)
Guaranteed living benefits          $(9,206)             5,833                    174              (240)
Institutional notes                     (41)                39                     --                --
Equity linked notes                      (8)                (2)                    --                --
                                    -------            -------                 ------            ------
Total other policyholder
 funds and benefits payable
 (1)                                 (9,255)             5,870                    174              (240)
Consumer notes                           (5)                --                     --                --
                                    -------            -------                 ------            ------

                                                                      CHANGES IN
                                                                      UNREALIZED
                                                                    GAINS (LOSSES)
                                TRANSFERS IN       FAIR VALUE       INCLUDED IN NET
                                   AND/OR             AS OF         INCOME RELATED
                                  (OUT) OF        DECEMBER 31,       TO FINANCIAL
                                 LEVEL 3 (4)          2009         ASSET (LIABILITY)
-----------------------------  -----------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities
ABS                                  $(20)              $497               $(29)
CDO                                   (48)             2,109               (382)
CMBS                                   33                269                (37)
Corporate                            (401)             5,239                (45)
Foreign govt./govt. agencies          (13)                80                 --
Municipal                              30                218                 --
RMBS                                  (42)               995               (220)
                                    -----            -------            -------
Total fixed maturities               (461)             9,407               (713)
Equity securities, AFS                (33)                32                 (1)
Derivatives (5)
Variable annuity hedging
 derivatives and macro hedge
 program                               --                526             (1,170)
Other freestanding
 derivatives                           (9)              (158)               129
                                    -----            -------            -------
Total freestanding
 derivatives                           (9)               368             (1,041)
Reinsurance recoverable for
 U.S. GMWB and Japan GMWB,
 GMIB, and GMAB (1),(7),(9)            --              1,108             (1,565)
Separate accounts (6)                (103)               962                (38)
                                    -----            -------            -------
LIABILITIES
Other policyholder funds and
 benefits payable (1)
Guaranteed living benefits             --             (3,439)             5,833
Institutional notes                    --                 (2)                39
Equity linked notes                    --                (10)                (2)
                                    -----            -------            -------
Total other policyholder
 funds and benefits payable
 (1)                                   --             (3,451)             5,870
Consumer notes                         --                 (5)                --
                                    -----            -------            -------

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these columns are reported in net realized capital gains (losses) except for $3, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are attributable to a change in the availability of market observable information and re-evaluation of the observability of pricing inputs primarily for certain long-dated corporate bonds and preferred stocks.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company.

(7) Includes fair value of reinsurance recoverables of approximately $761 related to a transaction entered into on October 1, 2009 with an affiliated captive reinsurer. Please see Note 16 Transactions with Affiliates for more information.

(8) Includes both market and non-market impacts in deriving realized and unrealized gains (losses)

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2008 TO DECEMBER 31, 2008

                                                               TOTAL
                                                        REALIZED/UNREALIZED
                                                          GAINS (LOSSES)
                                  FAIR VALUE               INCLUDED IN:                    PURCHASES,
                                     AS OF               NET                               ISSUANCES,
                                  JANUARY 1,           INCOME                                  AND
                                     2008           (1),(2),(11)          OCI (3)          SETTLEMENTS
---------------------------------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities                    $13,558              $(659)           $(3,382)              $526
Equity securities, AFS                  563                  1                (27)                 3
Freestanding derivatives (4)
Variable annuity hedging
 derivatives and macro hedge
 program                                673              2,096                 --                  5
Other freestanding
 derivatives                           (303)              (316)                16                271
                                    -------            -------            -------            -------
Total freestanding
 derivatives                            370              1,780                 16                276
Reinsurance recoverable
 (1),(2),(9)                            238                962                 --                102
Separate accounts (6)                   701               (204)                --                (26)
                                    -------            -------            -------            -------
SUPPLEMENTAL ASSET
 INFORMATION
Total freestanding
 derivatives used to hedge
 U.S. GMWB including those in
 Levels 1, 2 and 3 (10)                 643              3,374                 --             (1,353)
                                    -------            -------            -------            -------
LIABILITIES
Other policyholder funds and
 benefits payable (2)
Guaranteed living benefits          $(1,692)           $(7,019)             $(248)             $(247)
Institutional notes                     (24)               (17)                --                 --
Equity linked notes                     (21)                13                 --                 --
                                    -------            -------            -------            -------
Total other policyholder
 funds and benefits payable
 accounted for at fair value
 (2)                                 (1,737)            (7,023)              (248)              (247)
Consumer notes                           (5)                 5                 --                 (5)
                                    -------            -------            -------            -------
SUPPLEMENTAL INFORMATION
Net U.S. GMWB (Embedded
 derivatives, freestanding
 derivatives including those
 in Levels 1, 2 and 3 and
 reinsurance recoverable) (8)         $(552)             $(631)              $ --            $(1,377)
                                    -------            -------            -------            -------

                                                                        CHANGES IN
                                                                        UNREALIZED
                                                                      GAINS (LOSSES)
                                                                     INCLUEDED IN NET
                                                                      INCOME RELATED
                                                                       TO FINANCIAL
                                 TRANSFERS IN        FAIR VALUE         INSTRUMENTS
                                    AND/OR              AS OF          STILL HELD AT
                                   (OUT) OF         DECEMBER 31,       DECEMBER 31,
                                  LEVEL 3 (4)           2008             2008 (2)
-----------------------------  -------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities                    $(1,301)            $8,742              $(515)
Equity securities, AFS                 (481)                59                 (2)
Freestanding derivatives (4)
Variable annuity hedging
 derivatives and macro hedge
 program                                 --              2,774              1,995
Other freestanding
 derivatives                             98               (234)              (225)
                                    -------            -------            -------
Total freestanding
 derivatives                             98              2,540              1,770
Reinsurance recoverable
 (1),(2),(9)                             --              1,302                962
Separate accounts (6)                   315                786                (73)
                                    -------            -------            -------
SUPPLEMENTAL ASSET
 INFORMATION
Total freestanding
 derivatives used to hedge
 U.S. GMWB including those in
 Levels 1, 2 and 3 (10)                  --              2,664              3,374
                                    -------            -------            -------
LIABILITIES
Other policyholder funds and
 benefits payable (2)
Guaranteed living benefits             $ --            $(9,206)           $(7,019)
Institutional notes                      --                (41)               (17)
Equity linked notes                      --                 (8)                13
                                    -------            -------            -------
Total other policyholder
 funds and benefits payable
 accounted for at fair value
 (2)                                     --             (9,255)            (7,023)
Consumer notes                           --                 (5)                 5
                                    -------            -------            -------
SUPPLEMENTAL INFORMATION
Net U.S. GMWB (Embedded
 derivatives, freestanding
 derivatives including those
 in Levels 1, 2 and 3 and
 reinsurance recoverable) (8)          $ --            $(2,560)             $(631)
                                    -------            -------            -------

(1) The January 1, 2008 fair value of $238 includes the pre fair value amount of $128 and transitional adjustment of $110.

(2) The Company classifies all the gains and losses on GMWB reinsurance derivatives and GMWB embedded derivatives and reinsured GMWB, GMIB and GMAB free standing derivatives as unrealized gains/losses for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains/ losses for these derivatives and embedded derivatives.

(3) All amounts in these columns are reported in net realized capital gains/losses, except for $6 for the twelve months ending December 31, 2009, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(4) The freestanding derivatives, excluding reinsurance derivatives instruments, are reported in this table on a net basis for asset/ (liability) positions and reported on the Consolidated Balance Sheet in other investments and other liabilities.

(5)  All amounts are before income taxes and amortization of DAC.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities which results in a net zero impact on net income for the Company.

(7) Transfers in and/or (out) of Level 3 are attributable to a change in the availability of market observable information for individual securities within respective categories.

(8) The net loss on U.S. GMWB since January 1, 2008 was primarily related to liability model assumption updates for mortality in the first quarter and market-based hedge ineffectiveness in the third and fourth quarters due to extremely volatile capital markets, partially offset by gains in the fourth quarter related to liability model assumption updates for lapse rates.

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative.

(10) The "Purchases, issuances, and settlements' primarily relates to the receipt of cash on futures and option contracts classified as Level 1 and interest rate, currency and credit default swaps classified as Level 2.

(11) Includes both market and non-market impacts in deriving realized and unrealized gains (losses)

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2009 and 2008 were as follows:

                                           DECEMBER 31,                         DECEMBER 31,
                                               2009                                 2008
                                     CARRYING               FAIR          CARRYING               FAIR
                                      AMOUNT                VALUE          AMOUNT                VALUE
--------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                           $2,120               $2,252          $2,154               $2,366
 Mortgage loans                          4,304                3,645           4,896                4,265
                                     ---------            ---------       ---------            ---------
LIABILITIES
 Other policyholder funds and
  benefits payable (1)                 $11,919              $12,101         $14,421              $14,158
 Consumer notes                          1,131                1,194           1,210                1,188
                                     ---------            ---------       ---------            ---------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations.

- Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current incremental lending rates reflect changes in credit spreads and the remaining terms of the loans.

- Other policyholder funds and benefits payable, not carried at fair value, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

SIGNIFICANT INVESTMENT ACCOUNTING POLICIES

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Other Comprehensive Income (Loss) ("OCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. The equity investments associated with the variable annuity products offered in the United Kingdom are recorded at fair value and are classified as trading with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. Recognition of limited partnerships and other alternative investment income is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2009, 2008 and 2007 may not include the full impact of current year changes in valuation of the underlying assets and liabilities, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

In April 2009, the FASB updated the guidance related to the recognition and presentation of other-than-temporary impairments which modifies the recognition of other-than-temporary impairment ("impairment") losses for debt securities. This new guidance is also applied to certain equity securities with debt-like characteristics (collectively "debt securities"). Under the new guidance, a debt security is deemed to be other-than-temporarily impaired if it meets the following conditions: 1) the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, or 2) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not that the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those other-than-temporarily impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit impairment, which is recorded in net realized capital losses, and the remaining impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment. The remaining non-credit impairment typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. Prior to the adoption of this accounting guidance, the Company recorded the entire difference between the fair value and cost or amortized cost basis of the security in net realized capital losses unless the Company could assert the intent and ability to hold the security for a period sufficient to allow for recovery of fair value to its amortized cost basis.

The Company evaluates whether a credit impairment exists for debt securities by considering primarily the following factors: (a) the length of time and extent to which the fair value has been less than the amortized cost of the security,
(b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on contractually obligated interest and principal payments, (d) changes in the financial condition of the security's underlying collateral and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current delinquency rates, loan-to-value ratios and the possibility of obligor re-financing. In addition, for securitized debt securities, the Company considers factors including, but not limited to, commercial and residential property value declines that vary by property type and location and average cumulative collateral loss rates that vary by vintage year. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by a committee of investment and accounting professionals ("Committee"). The Committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on contractually obligated payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

MORTGAGE LOAN VALUATION ALLOWANCES

Mortgage loans are considered to be impaired when management estimates that based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, as well as rental rates, occupancy levels, delinquency rates and property values, and debt service coverage ratios. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's original effective interest rate, (b) the loan's observable market price or (c) the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments are recognized as net realized capital losses in accordance with the Company's impairment policy previously discussed. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For limited partnerships and other alternative investments, the equity method of accounting is used to recognize the Company's share of earnings. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2009, 2008 and 2007.

Net investment income on equity securities, trading includes dividend income and the changes in market value of the securities associated with the variable annuity products sold in the United Kingdom. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

SIGNIFICANT DERIVATIVE INSTRUMENTS ACCOUNTING POLICIES

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value. For balance sheet presentation purposes, the Company offsets the fair value amounts, income accruals, and cash collateral held, related to derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

FAIR VALUE HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the Consolidated Statement of Operations in which the cash flows of the hedged item are recorded.

CASH FLOW HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

NET INVESTMENT IN A FOREIGN OPERATION HEDGES

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity of the Company credit exposures are generally quantified daily, netted by counterparty and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds which do not exceed $10. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts, certain currency forward contracts, and certain embedded derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

NET INVESTMENT INCOME

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2009           2008           2007
--------------------------------------------------------------------------------
(BEFORE-TAX)
Fixed maturities                       $2,094         $2,458         $2,714
Equity securities, AFS                     43             65             54
Mortgage loans                            232            251            227
Policy loans                              136            136            132
Limited partnerships and other
 alternative investments                 (171)          (224)           112
Other investments                         242            (33)          (120)
Investment expenses                       (71)           (65)           (63)
                                     --------       --------       --------
    NET INVESTMENT INCOME EXCLUDING
         EQUITY SECURITIES, TRADING     2,505          2,588          3,056
Equity securities, trading                343           (246)             1
                                     --------       --------       --------
        TOTAL NET INVESTMENT INCOME    $2,848         $2,342         $3,057
                                     --------       --------       --------

The net unrealized gain (loss) on equity securities, trading, included in net investment income during the years ended December 31, 2009, 2008 and 2007, was $276, $(250) and $(17), respectively, substantially all of which have corresponding amounts credited to policyholders. These amounts were not included in gross unrealized gains (losses).

NET REALIZED CAPITAL LOSSES

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2009           2008           2007
--------------------------------------------------------------------------------
(BEFORE-TAX)
Gross gains on sales                     $364            $383          $187
Gross losses on sales                    (828)           (398)         (142)
Net OTTI losses recognized in
 earnings                              (1,192)         (1,888)         (339)
Japanese fixed annuity contract
 hedges, net (1)                           47              64            18
Periodic net coupon settlements on
 credit derivatives/Japan                 (33)            (34)          (40)
Fair value measurement transition
 impact                                    --            (798)           --
Results of variable annuity hedge
 program
GMWB derivatives, net                   1,505            (687)         (286)
Macro hedge program                      (895)             74           (12)
                                     --------       ---------       -------
Total results of variable annuity
 hedge program                            610            (613)         (298)
GMIB/GMAB/GMWB reinsurance assumed      1,106          (1,986)         (155)
Coinsurance and modified
 coinsurance ceded reinsurance
 contracts                               (577)
                                     --------       ---------       -------
Other, net (2)                           (374)           (493)         (165)
                                     --------       ---------       -------
        NET REALIZED CAPITAL LOSSES     $(877)        $(5,763)        $(934)
                                     --------       ---------       -------

(1) Relates to derivative hedging instruments, excluding periodic net coupon settlements, and is net of the Japanese fixed annuity product liability adjustment for changes in the dollar/yen exchange spot rate.

(2) Consists of changes in fair value on non-qualifying derivatives, hedge ineffectiveness on qualifying derivative instruments, foreign currency gains and losses related to the internal reinsurance of the Japan variable annuity business, which is offset in AOCI, valuation allowances and other investment gains and losses.

SALES OF AVAILABLE-FOR-SALE SECURITIES

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                      2009           2008           2007
--------------------------------------------------------------------------------
Fixed maturities
Sale proceeds                         $27,809        $9,366         $12,415
Gross gains                               495           291             246
Gross losses                             (830)         (472)           (135)
Equity securities, AFS
Sale proceeds                            $162          $126            $296
Gross gains                                 2            11              12
Gross losses                              (27)          (21)             (7)

Sales of AFS securities were the result of the Company's repositioning of its investment portfolio throughout 2009.

OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

The following table presents a roll-forward of the Company's cumulative credit impairments on debt securities held as of December 31, 2009.

                                                CREDIT
                                              IMPAIRMENT
-------------------------------------------------------------
Balance as of January 1, 2009                       $ --
Credit impairments remaining in retained
 earnings related to adoption of new
 accounting guidance in April 2009                  (941)
Additions for credit impairments
 recognized on (1):
Securities not previously impaired                  (690)
Securities previously impaired                      (201)
Reductions for credit impairments
 previously recognized on:
Securities that matured or were sold
 during the period                                   196
Securities that the Company intends to
 sell or more likely than not will be
 required to sell before recovery                      1
Securities due to an increase in
 expected cash flows                                   3
                                               ---------
         BALANCE AS OF DECEMBER 31, 2009         $(1,632)
                                               ---------

(1) These additions are included in the net OTTI losses recognized in earnings of $1.2 billion in the Consolidated Statements of Operations, as well as impairments on debt securities for which the Company intended to sell and on equity securities.

AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                                                DECEMBER 31, 2009
                                COST OR               GROSS                 GROSS
                               AMORTIZED           UNREALIZED            UNREALIZED          FAIR         NON-CREDIT
                                 COST                 GAINS                LOSSES            VALUE         OTTI (1)
----------------------------------------------------------------------------------------------------------------------
ABS                              $2,344                  $31                 $(472)          $1,903           $(26)
CDOs                              3,158                   19                (1,012)           2,165           (123)
CMBS                              6,844                   76                (1,555)           5,365             (8)
Corporate                        23,621                  985                  (939)          23,667            (11)
Foreign govt./govt.
 agencies                           824                   35                   (13)             846             --
Municipal                           971                    3                  (194)             780             --
RMBS                              3,965                   68                  (697)           3,336           (166)
U.S. Treasuries                   2,557                    5                  (221)           2,341             --
                                -------               ------               -------          -------          -----
    TOTAL FIXED MATURITIES       44,284                1,222                (5,103)          40,403           (334)
Equity securities                   447                   38                   (66)             419             --
                                -------               ------               -------          -------          -----
      TOTAL AFS SECURITIES      $44,731               $1,260               $(5,169)         $40,822          $(334)
                                -------               ------               -------          -------          -----

                                                       DECEMBER 31, 2008
                                COST OR               GROSS                GROSS
                               AMORTIZED           UNREALIZED           UNREALIZED           FAIR
                                 COST                 GAINS               LOSSES             VALUE
--------------------------  -----------------------------------------------------------------------
ABS                              $2,790                  $5                 $(819)           $1,976
CDOs                              3,692                   2                (1,713)            1,981
CMBS                              8,243                  21                (2,915)            5,349
Corporate                        21,252                 441                (2,958)           18,735
Foreign govt./govt.
 agencies                         2,094                  86                   (33)            2,147
Municipal                           917                   8                  (220)              705
RMBS                              4,423                  57                  (882)            3,598
U.S. Treasuries                   5,033                  75                   (39)            5,069
                                -------               -----               -------           -------
    TOTAL FIXED MATURITIES       48,444                 695                (9,579)           39,560
Equity securities                   614                   4                  (184)              434
                                -------               -----               -------           -------
      TOTAL AFS SECURITIES      $49,058                $699               $(9,763)          $39,994
                                -------               -----               -------           -------

(1) Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had a credit impairment. These losses are included in gross unrealized losses as of December 31, 2009.

The following table presents the Company's fixed maturities by contractual maturity year.

                                                   DECEMBER 31, 2009
                                               AMORTIZED              FAIR
                                                 COST                 VALUE
-----------------------------------------------------------------------------
MATURITY
One year or less                                    $828                 $844
Over one year through five years                   8,555                8,786
Over five years through ten years                  7,436                7,511
Over ten years                                    11,154               10,493
                                               ---------            ---------
Subtotal                                          27,973               27,634
Mortgage-backed and asset-backed
 securities                                       16,311               12,769
                                               ---------            ---------
                                   TOTAL         $44,284              $40,403
                                               ---------            ---------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

As of December 31, 2009, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. Other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were JP Morgan Chase & Co., Bank of America Corporation and Wells Fargo & Co. which each comprised less than 0.6% of total invested assets. As of December 31, 2008, the Company's only exposure to any credit concentration risk of a single issuer greater than 10% of the Company's stockholders' equity was the Government of Japan, which represented $1.9 billion, or 61% of stockholders' equity, and approximately 3.3% of total invested assets. The Company's second and third largest exposures by issuer were JPMorgan Chase & Company and General Electric Company, which each comprised approximately 0.5% and 0.4%, respectively, of total invested assets.

The Company's three largest exposures by sector as of December 31, 2009 were commercial real estate, basic industry and financial services, which comprised approximately 18%, 13% and 9%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2008 were commercial real estate, basic industry and U.S. government/government agencies which comprised approximately 19%, 12% and 9%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                  DECEMBER 31, 2009
                                               LESS THAN 12 MONTHS
                                  AMORTIZED            FAIR          UNREALIZED
                                     COST             VALUE            LOSSES
---------------------------------------------------------------------------------------
ABS                                   $278              $230             $(48)
CDOs                                   990               845             (145)
CMBS                                 1,207             1,016             (191)
Corporate                            3,434             3,207             (227)

                                                   DECEMBER 31, 2009
                                                 12 MONTHS OR MORE
                                  AMORTIZED            FAIR           UNREALIZED
                                     COST             VALUE             LOSSES
-----------------------------  ----------------------------------------------------------
ABS                                 $1,364              $940              $(424)
CDOs                                 2,158             1,291               (867)
CMBS                                 4,001             2,637             (1,364)
Corporate                            4,403             3,691               (712)

                                                 DECEMBER 31, 2009
                                                       TOTAL
                                  AMORTIZED            FAIR           UNREALIZED
                                     COST             VALUE             LOSSES
-----------------------------  -----------------------------------------------------
ABS                                 $1,642            $1,170              $(472)
CDOs                                 3,148             2,136             (1,012)
CMBS                                 5,208             3,653             (1,555)
Corporate                            7,837             6,898               (939)

                                                  DECEMBER 31, 2009
                                               LESS THAN 12 MONTHS
                                  AMORTIZED            FAIR          UNREALIZED
                                     COST             VALUE            LOSSES
---------------------------------------------------------------------------------------
Foreign govt./govt. agencies          $316              $307              $(9)
Municipal                              119               113               (6)
RMBS                                   664               600              (64)
U.S. Treasuries                      1,573             1,534              (39)
                                    ------            ------            -----
       TOTAL FIXED MATURITIES        8,581             7,852             (729)
Equity securities                       65                49              (16)
                                    ------            ------            -----
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $8,646            $7,901            $(745)
                                    ------            ------            -----

                                                    DECEMBER 31, 2009
                                                  12 MONTHS OR MORE
                                   AMORTIZED            FAIR            UNREALIZED
                                     COST               VALUE             LOSSES
-----------------------------  ------------------------------------------------------------
Foreign govt./govt. agencies            $30                $26                $(4)
Municipal                               791                603               (188)
RMBS                                  1,688              1,055               (633)
U.S. Treasuries                         628                446               (182)
                                    -------            -------            -------
       TOTAL FIXED MATURITIES        15,063             10,689             (4,374)
Equity securities                       246                196                (50)
                                    -------            -------            -------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $15,309            $10,885            $(4,424)
                                    -------            -------            -------

                                                  DECEMBER 31, 2009
                                                        TOTAL
                                   AMORTIZED            FAIR            UNREALIZED
                                     COST               VALUE             LOSSES
-----------------------------  -------------------------------------------------------
Foreign govt./govt. agencies           $346               $333               $(13)
Municipal                               910                716               (194)
RMBS                                  2,352              1,655               (697)
U.S. Treasuries                       2,201              1,980               (221)
                                    -------            -------            -------
       TOTAL FIXED MATURITIES        23,644             18,541             (5,103)
Equity securities                       311                245                (66)
                                    -------            -------            -------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $23,955            $18,786            $(5,169)
                                    -------            -------            -------

                                                    DECEMBER 31, 2008
                                                 LESS THAN 12 MONTHS
                                   AMORTIZED            FAIR            UNREALIZED
                                     COST               VALUE             LOSSES
-------------------------------------------------------------------------------------------
ABS                                    $873               $705              $(168)
CDOs                                    608                394               (214)
CMBS                                  3,875              2,907               (968)
Corporate                            11,101              9,500             (1,601)
Foreign govt./govt. agencies            788                762                (26)
Municipal                               524                381               (143)
RMBS                                    564                415               (149)
U.S. Treasuries                       3,952              3,913                (39)
                                    -------            -------            -------
       TOTAL FIXED MATURITIES        22,285             18,977             (3,308)
Equity securities                       433                296               (137)
                                    -------            -------            -------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $22,718            $19,273            $(3,445)
                                    -------            -------            -------

                                                    DECEMBER 31, 2008
                                                 12 MONTHS OR MORE
                                   AMORTIZED            FAIR           UNREALIZED
                                     COST              VALUE             LOSSES
-----------------------------  -----------------------------------------------------------
ABS                                  $1,790            $1,139              $(651)
CDOs                                  3,068             1,569             (1,499)
CMBS                                  3,978             2,031             (1,947)
Corporate                             4,757             3,400             (1,357)
Foreign govt./govt. agencies             29                22                 (7)
Municipal                               297               220                (77)
RMBS                                  2,210             1,477               (733)
U.S. Treasuries                          38                38                 --
                                    -------            ------            -------
       TOTAL FIXED MATURITIES        16,167             9,896             (6,271)
Equity securities                       136                89                (47)
                                    -------            ------            -------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $16,303            $9,985            $(6,318)
                                    -------            ------            -------

                                                  DECEMBER 31, 2008
                                                        TOTAL
                                   AMORTIZED            FAIR            UNREALIZED
                                     COST               VALUE             LOSSES
-----------------------------  -------------------------------------------------------
ABS                                  $2,663             $1,844              $(819)
CDOs                                  3,676              1,963             (1,713)
CMBS                                  7,853              4,938             (2,915)
Corporate                            15,858             12,900             (2,958)
Foreign govt./govt. agencies            817                784                (33)
Municipal                               821                601               (220)
RMBS                                  2,774              1,892               (882)
U.S. Treasuries                       3,990              3,951                (39)
                                    -------            -------            -------
       TOTAL FIXED MATURITIES        38,452             28,873             (9,579)
Equity securities                       569                385               (184)
                                    -------            -------            -------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $39,021            $29,258            $(9,763)
                                    -------            -------            -------

As of December 31, 2009, AFS securities in an unrealized loss position, comprised of 2,473 securities, primarily related to CMBS, CDOs, corporate securities primarily within the financial services sector and RMBS which have experienced significant price deterioration. As of December 31, 2009, 66% of these securities were depressed less than 20% of amortized cost. The decline in unrealized losses during 2009 was primarily attributable to credit spread tightening, impairments and, to a lesser extent, sales, partially offset by rising interest rates. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.

                                 MORTGAGE LOANS

                                                    DECEMBER 31, 2009
                                  AMORTIZED             VALUATION             CARRYING
                                   COST (1)             ALLOWANCE              VALUE
------------------------------------------------------------------------------------------
Agricultural                           $369                  $(3)                 $366
Commercial                            4,195                 (257)                3,938
                                   --------              -------              --------
         TOTAL MORTGAGE LOANS        $4,564                $(260)               $4,304
                                   --------              -------              --------

                                                    DECEMBER 31, 2008
                                  AMORTIZED             VALUATION              CARRYING
                                   COST (1)             ALLOWANCE               VALUE
-----------------------------  ------------------------------------------------------------
Agricultural                           $446                  $(11)                 $435
Commercial                            4,463                    (2)                4,461
                                   --------              --------              --------
         TOTAL MORTGAGE LOANS        $4,909                  $(13)               $4,896
                                   --------              --------              --------

(1) Amortized cost represents carrying value prior to valuation allowances, if any.

The following table presents the activity within the Company's valuation allowance for mortgage loans. Included in the 2009 Additions are valuation allowances of $79 on mortgage loans held for sale, which have a carrying value of $161 and are included in mortgage loans in the Company's Consolidated Balance Sheet as of December 31, 2009.

                                                    2009              2008
--------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1                              $ (13)            $ --
Additions                                             (292)             (13)
Deductions                                              45               --
                                                   -------            -----
BALANCE AS OF DECEMBER 31                            $(260)            $(13)
                                                   -------            -----

                                                       DECEMBER 31, 2009                           DECEMBER 31, 2008
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE LOANS BY REGION
East North Central                                   $76                     1.8%               $121                     2.5%
Middle Atlantic                                      592                    13.8%                664                    13.6%
Mountain                                              51                     1.2%                115                     2.3%
New England                                          368                     8.6%                407                     8.3%
Pacific                                            1,102                    25.5%              1,205                    24.6%
South Atlantic                                       615                    14.3%                665                    13.6%
West North Central                                    22                     0.5%                 56                     1.1%
West South Central                                   172                     4.0%                205                     4.2%
Other (1)                                          1,306                    30.3%              1,458                    29.8%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $4,304                   100.0%             $4,896                   100.0%
                                                --------                 -------            --------                 -------

(1)  Primarily represents multi-regional properties.

                                                       DECEMBER 31, 2009                           DECEMBER 31, 2008
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE LOANS BY PROPERTY TYPE
Agricultural                                        $366                     8.5%               $435                     8.9%
Industrial                                           784                    18.2%                790                    16.1%
Lodging                                              329                     7.6%                383                     7.8%
Multifamily                                          582                    13.5%                798                    16.3%
Office                                             1,387                    32.3%              1,456                    29.8%
Retail                                               602                    14.0%                764                    15.6%
Other                                                254                     5.9%                270                     5.5%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $4,304                   100.0%             $4,896                   100.0%
                                                --------                 -------            --------                 -------

VARIABLE INTEREST ENTITIES

The Company is involved with VIEs primarily as a collateral manager and as an investor through normal investment activities, as well as a means of accessing capital. This involvement includes providing investment management and administrative services for a fee and holding ownership or other interests as an investor.

PRIMARY BENEFICIARY

The Company has performed a quantitative analysis and concluded that for those VIEs for which it will absorb a majority of the expected losses or residual returns, it is the primary beneficiary and therefore these VIEs were consolidated in the Company's Consolidated Financial Statements. Creditors have no recourse against the Company in the event of default by these VIEs. The Company has no implied or unfunded commitments to these VIEs. The following table presents the carrying value of assets and liabilities and the maximum exposure to loss relating to these VIEs.

                                                      DECEMBER 31, 2009            MAXIMUM
                                    TOTAL                   TOTAL                  EXPOSURE
                                    ASSETS             LIABILITIES (1)           TO LOSS (2)
-----------------------------------------------------------------------------------------------
CDO                                   $226                     $47                    $181
Limited partnerships                    31                      13                      18
Other investments                       75                      40                      32
                                    ------                  ------                  ------
                        TOTAL         $332                    $100                    $231
                                    ------                  ------                  ------

                                                      DECEMBER 31, 2008            MAXIMUM
                                    TOTAL                   TOTAL                  EXPOSURE
                                    ASSETS             LIABILITIES (1)           TO LOSS (2)
-----------------------------  ----------------------------------------------------------------
CDO                                   $339                     $89                    $237
Limited partnerships                   151                      72                      79
Other investments                      249                     103                     166
                                    ------                  ------                  ------
                        TOTAL         $739                    $264                    $482
                                    ------                  ------                  ------

(1) Includes noncontrolling interest in limited partnerships and other investments of $41 and $154 as of December 31, 2009 and 2008, respectively, that is reported as a separate component of equity in the Company's Consolidated Balance Sheets.

(2) The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the consolidated assets at cost net of liabilities.

The CDO represents a cash flow CLO for which the Company provides collateral management services, earns a fee for those services and also holds investments in the debt issued by the CLO. Limited partnerships represent hedge funds for which the Company holds a majority interest in the equity of the funds as an investment. Other investments primarily represent investment trusts for which the Company provides investment management services, earns a fee for those services and also holds investments in the equity issued by the trusts. In 2009, a hedge fund and investment trust were liquidated and, therefore, the Company was no longer deemed to be the primary beneficiary. Accordingly, these two VIEs were deconsolidated.

NON-PRIMARY BENEFICIARY

The Company has performed a quantitative analysis and concluded that for those VIEs for which it holds a significant variable interest but will not absorb a majority of the expected losses or residual returns, the Company is not the primary beneficiary and therefore, these VIEs were not consolidated in the Company's Consolidated Financial Statements. The Company has no implied or unfunded commitments to these VIEs. Each of these investments has been held by the Company for three years or less. The total carrying value of assets and liabilities for the CDOs as of December 31, 2009 was $239 and $0, respectively, with a maximum exposure to loss of $248, and as of December 31, 2008 was $283 and $0, respectively, with a maximum exposure to loss of $329. The maximum exposure to loss represents the Company's investment in securities issued by CDOs at cost.

CDOs represent a cash flow CLO and a CDO for which the Company provides collateral management services, earns fees for those services and holds investments in the debt and/or preferred equity issued by the CDOs.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of over-the-counter and exchange traded derivative instruments as a part of its overall risk management strategy, as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would otherwise be permissible investments under the Company's investment policies. The Company also purchases and issues financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.

CASH FLOW HEDGES

INTEREST RATE SWAPS

Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity securities or interest payments on floating-rate guaranteed investment contracts to fixed rates. These derivatives are predominantly used to better match cash receipts from assets with cash disbursements required to fund liabilities.

The Company also enters into forward starting swap agreements to hedge the interest rate exposure related to the purchase of fixed-rate securities or the anticipated future cash flows of floating-rate fixed maturity securities due to changes in interest rates. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

FORWARD RATE AGREEMENTS

Forward rate agreements are used to convert interest receipts on floating-rate securities to fixed rates. These derivatives are used to lock in the forward interest rate curve and reduce income volatility that results from changes in interest rates.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to convert foreign denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to minimize cash flow fluctuations due to changes in currency rates.

FAIR VALUE HEDGES

INTEREST RATE SWAPS

Interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities and fixed maturity securities due to fluctuations in interest rates.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to hedge the changes in fair value of certain foreign denominated fixed rate liabilities due to changes in foreign currency rates by swapping the fixed foreign payments to floating rate U.S. dollar denominated payments.

NON-QUALIFYING STRATEGIES

INTEREST RATE SWAPS, CAPS, FLOORS, AND FUTURES

The Company uses interest rate swaps, caps, floors, and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2009 and 2008, the notional amount of interest rate swaps in offsetting relationships was $4.5 billion and $4.4 billion, respectively.

FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures to U.S. dollars in certain of its foreign denominated fixed maturity investments. The Company also enters into foreign currency forward contracts that convert Euros to Yen in order to economically hedge the foreign currency risk associated with certain assumed Japanese variable annuity products.

JAPAN 3WIN RELATED FOREIGN CURRENCY SWAPS

During the first quarter of 2009, the Company entered into foreign currency swaps to hedge the foreign currency exposure related to the Japan 3Win product guaranteed minimum income benefit ("GMIB") fixed liability payments.

JAPANESE FIXED ANNUITY HEDGING INSTRUMENTS

The Company enters into currency rate swaps and forwards to mitigate the foreign currency exchange rate and Yen interest rate exposures associated with the Yen denominated individual fixed annuity product.

CREDIT DERIVATIVES THAT PURCHASE CREDIT PROTECTION

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. These contracts require the Company to pay a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract.

CREDIT DERIVATIVES THAT ASSUME CREDIT RISK

Credit default swaps are used to assume credit risk related to an individual entity, referenced index, or asset pool, as a part of replication transactions. These contracts entitle the Company to receive a periodic fee in exchange for an obligation to compensate the derivative counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk due to embedded derivatives associated with credit linked notes.

CREDIT DERIVATIVES IN OFFSETTING POSITIONS

The Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS, OPTIONS, AND FUTURES

The Company offers certain equity indexed products, which may contain an embedded derivative that requires bifurcation. The Company enters into S&P index swaps, futures and options to economically hedge the equity volatility risk associated with these embedded derivatives. In addition, the Company is exposed to bifurcated options embedded in certain fixed maturity investments.

GMWB PRODUCT DERIVATIVES

The Company offers certain variable annuity products with a GMWB rider in the U.S. and formerly in the U.K. and Japan. The GMWB is a bifurcated embedded derivative that provides the policyholder with a GRB if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contractholder election or after the passage of time. The notional value of the embedded derivative is the GRB balance.

GMWB REINSURANCE CONTRACTS

The Company has entered into reinsurance arrangements to offset a portion of its risk exposure to the GMWB for the remaining lives of covered variable annuity contracts. Reinsurance contracts covering GMWB are accounted for as free-standing derivatives. The notional amount of the reinsurance contracts is the GRB amount.

GMWB HEDGING INSTRUMENTS

The Company enters into derivative contracts to partially hedge exposure to the income volatility associated with the portion of the GMWB liabilities which are not reinsured. These derivative contracts include customized swaps, interest rate swaps and futures, and equity swaps, options, and futures, on certain indices including the S&P 500 index, EAFE index, and NASDAQ index. As of December 31, 2009, the notional amount related to the GMWB hedging instruments is $15.6 billion and consists of $10.8 billion of customized swaps, $1.8 billion of interest rate swaps and futures, and $3.0 billion of equity swaps, options, and futures.

MACRO HEDGE PROGRAM

The Company utilizes equity options, currency options, and equity futures contracts to partially hedge the statutory reserve impact of equity risk and foreign currency risk arising primarily from guaranteed minimum death benefit ("GMDB"), GMIB and GMWB obligations against a decline in the equity markets or changes in foreign currency exchange rates. As of December 31, 2009, the notional amount related to the macro hedge program is $27.4 billion and consists of $25.1 billion of equity options, $2.1 billion of currency options, and $0.2 billion of equity futures. The $27.4 billion of notional includes $1.2 billion of short put option contracts, therefore resulting in a net notional amount for the macro hedge program of approximately $26.2 billion.

GMAB, GMWB AND GMIB REINSURANCE CONTRACTS

The Company reinsured the GMAB, GMWB, and GMIB embedded derivatives for host variable annuity contracts written by its affiliate, HLIKK, in Japan. The reinsurance contracts are accounted for as free-standing derivative contracts. The notional amount of the reinsurance contracts is the Yen denominated GRB balance value converted at the period-end Yen to U.S. dollar foreign spot exchange rate.

COINSURANCE AND MODIFIED COINSURANCE REINSURANCE CONTRACTS

During 2009, a subsidiary entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliated captive reinsurer, which creates an embedded derivative. In addition, provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which is accounted for as an embedded derivative. Additional provisions of this agreement cede variable annuity contract GMAB, GMWB and GMIB riders reinsured by the Company that have been assumed from an affiliate, HLIKK, and is accounted for as a free-standing derivative. Refer to note 16 "Transactions with Affiliates" for more information on this transaction.

During 2007, a subsidiary insurance company entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliate reinsurance company to provide statutory surplus relief for certain life insurance policies. This agreement is accounted for as a financing transaction and includes a compound embedded derivative.

DERIVATIVE BALANCE SHEET CLASSIFICATION

The table below summarizes the balance sheet classification of the Company's derivative related fair value amounts, as well as the gross asset and liability fair value amounts. The fair value amounts presented do not include income accruals or cash collateral held amounts, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the table below. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk.

                                                           NET DERIVATIVES
                                 NOTIONAL AMOUNT                               FAIR VALUE
   HEDGE DESIGNATION/      Dec. 31,          Dec. 31,              Dec. 31,                  Dec. 31,
    DERIVATIVE TYPE          2009              2008                  2009                      2008
-----------------------------------------------------------------------------------------------------------
CASH FLOW HEDGES
Interest rate swaps            $8,729            $6,798                  $53                      $422
Forward rate agreements         3,000                --                   --                        --
Foreign currency swaps            301             1,005                   (4)                      (21)
                          -----------       -----------            ---------                 ---------
  TOTAL CASH FLOW HEDGES      $12,030            $7,803                  $49                      $401
                          -----------       -----------            ---------                 ---------
FAIR VALUE HEDGES
Interest rate swaps            $1,744            $2,138                 $(21)                     $(86)
Foreign currency swaps            696               696                   (9)                      (57)
                          -----------       -----------            ---------                 ---------
 TOTAL FAIR VALUE HEDGES       $2,440            $2,834                 $(30)                    $(143)
                          -----------       -----------            ---------                 ---------
NON-QUALIFYING
 STRATEGIES
Interest rate contracts
Interest rate swaps,
 caps, floors, and
 futures                       $5,511            $5,269                 $(79)                     $(90)
Foreign exchange
 contracts
Foreign currency swaps
 and forwards                     484               648                  (19)                       45
Japan 3Win related
 foreign currency swaps         2,514                --                  (19)                       --
Japanese fixed annuity
 hedging instruments            2,271             2,334                  316                       383
Credit contracts
Credit derivatives that
 purchase credit
 protection                     1,887             2,633                  (34)                      246
Credit derivatives that
 assume credit risk (1)           902               940                 (176)                     (309)
Credit derivatives in
 offsetting positions           3,591             1,453                  (52)                       (8)
Equity contracts
Equity index swaps,
 options, and futures             221               249                  (16)                      (14)
Variable annuity hedge
 program
GMWB product derivatives
 (2)                           46,906            48,406               (1,991)                   (6,590)
GMWB reinsurance
 contracts                     10,301            11,437                  347                     1,302
GMWB hedging instruments       15,567            18,620                   52                     2,664
Macro hedge program            27,448             2,188                  318                       137
Other
GMAB, GMWB, and GMIB
 reinsurance contracts         19,618            20,553               (1,448)                   (2,616)
Coinsurance and modified
 coinsurance reinsurance
 contracts                     49,545             1,068                  761                        --
                          -----------       -----------            ---------                 ---------
    TOTAL NON-QUALIFYING
              STRATEGIES     $186,766          $115,798              $(2,040)                  $(4,850)
                          -----------       -----------            ---------                 ---------
 TOTAL CASH FLOW HEDGES,
  FAIR VALUE HEDGES, AND
          NON-QUALIFYING
              STRATEGIES     $201,236          $126,435              $(2,021)                  $(4,592)
                          -----------       -----------            ---------                 ---------
BALANCE SHEET LOCATION
Fixed maturities,
 available-for-sale              $170              $204                  $(8)                      $(3)
Other investments              18,049            12,197                  220                     1,122
Other liabilities              56,524            32,442                  113                     2,206
Consumer notes                     64                70                   (5)                       (5)
Reinsurance recoverables       58,380            11,437                1,108                     1,302
Other policyholder funds
 and benefits payable          68,049            70,085               (3,449)                   (9,214)
                          -----------       -----------            ---------                 ---------
TOTAL DERIVATIVES            $201,236          $126,435              $(2,021)                  $(4,592)
                          -----------       -----------            ---------                 ---------

                                             ASSET                                  LIABILITY
                                          DERIVATIVES                              DERIVATIVES
                                          FAIR VALUE                                FAIR VALUE
   HEDGE DESIGNATION/          Dec. 31,                 Dec. 31,            Dec. 31,              Dec. 31,
    DERIVATIVE TYPE              2009                     2008                2009                  2008
------------------------  --------------------------------------------------------------------------------------
CASH FLOW HEDGES
Interest rate swaps                $201                     $425                $(148)                  $(3)
Forward rate agreements              --                       --                   --                    --
Foreign currency swaps               21                      126                  (25)                 (147)
                               --------                 --------            ---------            ----------
  TOTAL CASH FLOW HEDGES           $222                     $551                $(173)                $(150)
                               --------                 --------            ---------            ----------
FAIR VALUE HEDGES
Interest rate swaps                 $16                      $41                 $(37)                $(127)
Foreign currency swaps               53                       48                  (62)                 (105)
                               --------                 --------            ---------            ----------
 TOTAL FAIR VALUE HEDGES            $69                      $89                 $(99)                $(232)
                               --------                 --------            ---------            ----------
NON-QUALIFYING
 STRATEGIES
Interest rate contracts
Interest rate swaps,
 caps, floors, and
 futures                           $157                     $687                $(236)                $(777)
Foreign exchange
 contracts
Foreign currency swaps
 and forwards                        --                       52                  (19)                   (7)
Japan 3Win related
 foreign currency swaps              35                       --                  (54)                   --
Japanese fixed annuity
 hedging instruments                319                      383                   (3)                   --
Credit contracts
Credit derivatives that
 purchase credit
 protection                          36                      262                  (70)                  (16)
Credit derivatives that
 assume credit risk (1)               2                       --                 (178)                 (309)
Credit derivatives in
 offsetting positions               114                       85                 (166)                  (93)
Equity contracts
Equity index swaps,
 options, and futures                 3                        3                  (19)                  (17)
Variable annuity hedge
 program
GMWB product derivatives
 (2)                                 --                       --               (1,991)               (6,590)
GMWB reinsurance
 contracts                          347                    1,302                   --                    --
GMWB hedging instruments            264                    2,697                 (212)                  (33)
Macro hedge program                 558                      137                 (240)                   --
Other
GMAB, GMWB, and GMIB
 reinsurance contracts               --                       --               (1,448)               (2,616)
Coinsurance and modified
 coinsurance reinsurance
 contracts                        1,226                       --                 (465)                   --
                               --------                 --------            ---------            ----------
    TOTAL NON-QUALIFYING
              STRATEGIES         $3,061                   $5,608              $(5,101)             $(10,458)
                               --------                 --------            ---------            ----------
 TOTAL CASH FLOW HEDGES,
  FAIR VALUE HEDGES, AND
          NON-QUALIFYING
              STRATEGIES         $3,352                   $6,248              $(5,373)             $(10,840)
                               --------                 --------            ---------            ----------
BALANCE SHEET LOCATION
Fixed maturities,
 available-for-sale                $ --                     $ --                  $(8)                  $(3)
Other investments                   270                    1,576                  (50)                 (454)
Other liabilities                 1,509                    3,370               (1,396)               (1,164)
Consumer notes                       --                       --                   (5)                   (5)
Reinsurance recoverables          1,573                    1,302                 (465)                   --
Other policyholder funds
 and benefits payable                --                       --               (3,449)               (9,214)
                               --------                 --------            ---------            ----------
TOTAL DERIVATIVES                $3,352                   $6,248              $(5,373)             $(10,840)
                               --------                 --------            ---------            ----------

(1) The derivative instruments related to these hedging strategies are held for other investment purposes.

(2) These derivatives are embedded within liabilities and are not held for risk management purposes.

Change in Notional Amount

The increase in notional amount of derivatives since December 31, 2008, was primarily due to the following:

- During the fourth quarter of 2009, the Company entered into a reinsurance agreement with an affiliated captive reinsurer, which is accounted for as a derivative instrument and resulted in a $48.1 billion increase in notional. For a discussion related to the reinsurance agreement refer to Note 16.

- The Company increased the notional amount of derivatives associated with the macro hedge program, while GMWB related derivatives decreased, as a result of the Company rebalancing its risk management strategy to place a greater relative emphasis on the protection of statutory surplus. Approximately $1.2 billion of the $25.3 billion increase in the macro hedge notional amount represents short put option contracts therefore resulting in a net increase in notional of approximately $24.1 billion.

Change in Fair Value

The increase in the total fair value of derivative instruments since December 31, 2008, was primarily due to the following:

- The fair value of GMAB, GMWB and GMIB product assumed reinsurance contracts, was primarily due to an increase in interest rates, an increase in the Japan equity markets, a decline in Japan equity market volatility, and liability model assumption updates for credit standing.

- The net improvement in the fair value of GMWB related derivatives is primarily due to liability model assumption updates related to favorable policyholder experience, the relative outperformance of the underlying actively managed funds as compared to their respective indices, the impacts of the Company's own credit standing. Additional improvements in the net fair value of GMWB derivatives include lower implied market volatility and a general increase in long-term interest rates, partially offset by rising equity markets. For more information on the policyholder behavior and liability model assumption updates, refer to Note 3.

- The increase in fair value of the coinsurance and modified coinsurance reinsurance contracts was due to the execution of a transaction with an affiliated captive reinsurer on October 1, 2009. This transaction consisted of a freestanding derivative and an embedded derivative which are required to be held at fair value.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                 GAIN (LOSS) RECOGNIZED IN OCI
                               ON DERIVATIVE (EFFECTIVE PORTION)
                            2009          2008             2007
---------------------------------------------------------------------
 Interest rate swaps         $(357)        $648              $70
 Foreign currency swaps       (177)         193              (41)
                           -------       ------            -----
                    TOTAL    $(534)        $841              $29
                           -------       ------            -----

                                     NET REALIZED CAPITAL GAINS (LOSSES)
                                     RECOGNIZED IN INCOME ON DERIVATIVE
                                            (INEFFECTIVE PORTION)
                                2009                2008                 2007
-------------------------  -------------------------------------------------------
 Interest rate swaps              $1                  $7                   $2
 Foreign currency swaps           75                   1                   (2)
                                ----                 ---                 ----
                    TOTAL        $76                  $8                 $ --
                                ----                 ---                 ----

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                            GAIN (LOSS) RECLASSIFIED FROM AOCI
                                                                             INTO INCOME (EFFECTIVE PORTION)
                                                                     2009                  2008                  2007
---------------------------------------------------------------------------------------------------------------------------
 Interest rate swaps       Net realized capital gains (losses)        $ --                   $34                  $ --
 Interest rate swaps              Net investment income (loss)          28                   (20)                  (21)
 Foreign currency swaps    Net realized capital gains (losses)        (115)                  (60)                  (64)
 Foreign currency swaps           Net investment income (loss)           2                     1                    --
                                                                    ------                 -----                 -----
                                                        TOTAL         $(85)                 $(45)                 $(85)
                                                                    ------                 -----                 -----

As of December 31, 2009, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $25. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for forecasted transactions, excluding interest payments on existing variable-rate financial instruments) is 3 years.

For the year ended December 31, 2009 and 2008, the Company had before-tax gains of $1 and $198, respectively, related to net reclassifications from AOCI to earnings resulting from the discontinuance of cash flow hedges due to forecasted transactions that were no longer probable of occurring. For the year ended December 31, 2007, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash flow hedges due to forecasted transactions that were no longer probable of occurring.

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of all fair value hedges as follows:

                DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS

                                                   GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                          2009                                        2008
                                                    HEDGED                                      HEDGED
                            DERIVATIVE               ITEM               DERIVATIVE               ITEM
----------------------------------------------------------------------------------------------------------------
Interest rate swaps
Net realized capital
 gains (losses)                  $72                  $(68)                $(140)                 $132
Benefits, losses and
 loss adjustment
 expenses                        (37)                   40                    25                   (18)
Foreign currency swaps
Net realized capital
 gains (losses)                   51                   (51)                 (124)                  124
Benefits, losses and
 loss adjustment
 expenses                          2                    (2)                   42                   (42)
                               -----                 -----                 -----                 -----
                   TOTAL         $88                  $(81)                $(197)                 $196
                               -----                 -----                 -----                 -----

                          GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                          2007
                                                    HEDGED
                            DERIVATIVE               ITEM
------------------------  -------------------------------------
Interest rate swaps
Net realized capital
 gains (losses)                 $(73)                  $69
Benefits, losses and
 loss adjustment
 expenses                         32                   (28)
Foreign currency swaps
Net realized capital
 gains (losses)                   25                   (25)
Benefits, losses and
 loss adjustment
 expenses                          9                    (9)
                               -----                 -----
                   TOTAL         $(7)                   $7
                               -----                 -----

(1) The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains or losses. The following table presents the gain or loss recognized in income on non-qualifying strategies:

                           NON-QUALIFYING STRATEGIES
       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                     DECEMBER 31,
                                            2009         2008         2007
--------------------------------------------------------------------------------
Interest rate contracts
Interest rate swaps, caps, floors, and
 forwards                                     $32           $3          $21
Foreign exchange contracts
Foreign currency swaps and forwards           (54)          67          (18)
Japan 3Win related foreign currency swaps
 (1)                                          (22)          --           --
Japanese fixed annuity hedging
 instruments (2)                              (12)         487           53
Credit contracts
Credit derivatives that purchase credit
 protection                                  (379)         211           59
Credit derivatives that assume credit
 risk                                         137         (412)        (202)

                           NON-QUALIFYING STRATEGIES
       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                  DECEMBER 31,
                                       2009           2008           2007
--------------------------------------------------------------------------------
Equity contracts
Equity index swaps, options, and
 futures                                   (3)            (23)            2
Variable annuity hedge program
GMWB product derivatives                4,727          (5,760)         (670)
GMWB reinsurance contracts               (988)          1,073           127
GMWB hedging instruments               (2,234)          3,374           257
Macro hedge program                      (895)             74           (12)
Other
GMAB, GMWB, and GMIB reinsurance
 contracts                              1,106          (2,158)         (155)
Coinsurance and modified
 coinsurance reinsurance contracts       (577)             --            --
                                     --------       ---------       -------
                              TOTAL      $838         $(3,064)        $(538)
                                     --------       ---------       -------

(1) The associated liability is adjusted for changes in dollar/yen exchange spot rates through realized capital gains and losses and was $64 for the year ended December 31, 2009. There was no Japan 3Win related foreign currency swaps for the years ended December 31, 2008 and 2007.

(2) The associated liability is adjusted for changes in dollar/yen exchange spot rates through realized capital gains and losses and was $67, $450 and $(102) for the years ended December 31, 2009, 2008 and 2007, respectively

For the year ended December 31, 2009, the net realized capital gain related to derivatives used in non-qualifying strategies was primarily due to the following:

- The net gain on GMWB related derivatives for the year ended December 31, 2009, was primarily due to liability model assumption updates, the relative outperformance of the underlying actively managed funds as compared to their respective indices, and the impact of the Company's own credit standing. Additional net gains on GMWB related derivatives include lower implied market volatility and a general increase in long-term interest rates, partially offset by rising equity markets. For more information on the policyholder behavior and liability model assumption updates, refer to Note 3.

- The net gain on derivatives associated with assumed GMAB, GMWB, and GMIB product reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to an increase in interest rates, an increase in the Japan equity markets, a decline in Japan equity market volatility, and liability model assumption updates for credit standing.

- The net loss on the macro hedge program was primarily the result of an increase in the equity markets and the impact of trading activity.

- During the fourth quarter of 2009, the Company entered into a reinsurance agreement, which is accounted for as a derivative instrument and resulted in a loss. For a discussion related to the reinsurance agreement refer to Note 16.

For the year ended December 31, 2008, the net realized capital loss related to derivatives used in non-qualifying strategies was primarily due to the following:

- The net loss on GMWB related derivatives was primarily due to liability model assumption updates related to market-based hedge ineffectiveness due to extremely volatile capital markets, and the relative underperformance of the underlying actively managed funds as compared to their respective indices, partially offset by gains in the fourth quarter related to liability model assumption updates for lapse rates.

- The net loss on derivatives associated with GMAB, GMWB, and GMIB product reinsurance contracts was primarily due to a decrease in Japan equity markets, a decrease in interest rates, an increase in Japan equity market volatility, and the impact of the fair value measurements transition.

In addition, for the year ended December 31, 2008, the Company has incurred losses of $39 on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

For the year ended December 31, 2007, net realized capital loss related to derivatives used in non-qualifying strategies was primarily due to the following:

- The net loss on GMWB related derivatives was primarily due to liability model assumption updates and model refinements made during the year, including those for dynamic lapse behavior and correlations of market returns across underlying indices, as well as other assumption updates made during the second quarter to reflect newly reliable market inputs for volatility.

- The net loss on credit derivatives that assume credit risk was due to credit spreads widening.

- The net losses on derivatives associated with the internal reinsurance of GMIB were primarily driven by liability model refinements, a decrease in interest rates, and changes in Japan equity volatility levels.

- The gain on the Japanese fixed annuity hedging instruments was primarily a result of the Japanese Yen strengthening against the U.S. dollar.

Refer to Note 9 for additional disclosures regarding contingent credit related features in derivative agreements.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include trades ranging from baskets of up to five corporate issuers to standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and are typically divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2009 and 2008.

                            AS OF DECEMBER 31, 2009

                                                                   WEIGHTED                UNDERLYING REFERENCED
                                                                    AVERAGE               CREDIT OBLIGATION(S) (1)
                                   Notional        Fair            Years to                                   Average
                                  Amount (2)      Value            Maturity             Type               Credit Rating
--------------------------------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
Investment grade risk
 exposure                              $755           $4            4 years       Corporate Credit                 AA-
Below investment grade risk
 exposure                               114           (4)           4 years       Corporate Credit                  B+
Basket credit default swaps
 (4)
Investment grade risk
 exposure                             1,276          (57)           4 years       Corporate Credit                BBB+
Investment grade risk
 exposure                               352          (91)           7 years            CMBS Credit                  A
Below investment grade risk
 exposure                               125          (98)           5 years       Corporate Credit                BBB+
Credit linked notes
Investment grade risk
 exposure                                76           73            2 years       Corporate Credit                BBB+
                                    -------       ------
                        TOTAL        $2,698        $(173)
                                    -------       ------


                                  OFFSETTING        OFFSETTING
                                   Notional            Fair
                                  Amount (3)        Value (3)
-----------------------------  ---------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
Investment grade risk
 exposure                              $742            $(43)
Below investment grade risk
 exposure                                75             (11)
Basket credit default swaps
 (4)
Investment grade risk
 exposure                               626             (11)
Investment grade risk
 exposure                               352              91
Below investment grade risk
 exposure                                --              --
Credit linked notes
Investment grade risk
 exposure                                --              --
                                    -------            ----
                        TOTAL        $1,795             $26
                                    -------            ----

                            AS OF DECEMBER 31, 2008

                                                                   WEIGHTED                UNDERLYING REFERENCED
                                                                    AVERAGE               CREDIT OBLIGATION(S) (1)
                                   Notional        Fair            Years to                                   Average
                                  Amount (2)      Value            Maturity             Type               Credit Rating
--------------------------------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE
 BY DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
Investment grade risk
 exposure                               $47         $ --            4 years       Corporate Credit                  A-
Below investment grade risk
 exposure                                46          (12)           4 years       Corporate Credit                CCC+
Basket credit default swaps
 (4)
Investment grade risk
 exposure                             1,139         (196)           5 years       Corporate Credit                  A-
Investment grade risk
 exposure                               203          (70)           8 years            CMBS Credit                AAA
Below investment grade risk
 exposure                               125         (104)           6 years       Corporate Credit                 BB+
Credit linked notes
Investment grade risk
 exposure                               106           95            2 years       Corporate Credit                BBB+
                                    -------       ------
                        TOTAL        $1,666        $(287)
                                    -------       ------


                                  OFFSETTING        OFFSETTING
                                   Notional            Fair
                                  Amount (3)        Value (3)
-----------------------------  ---------------------------------
CREDIT DERIVATIVE TYPE
 BY DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
Investment grade risk
 exposure                               $35             $(9)
Below investment grade risk
 exposure                                --              --
Basket credit default swaps
 (4)
Investment grade risk
 exposure                               489               8
Investment grade risk
 exposure                               203              70
Below investment grade risk
 exposure                                --              --
Credit linked notes
Investment grade risk
 exposure                                --              --
                                    -------            ----
                        TOTAL          $727             $69
                                    -------            ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of or losses paid related to the original swap.

(4) Includes $1.6 billion and $1.3 billion as of December 31, 2009 and 2008, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. Also includes $175 as of December 31, 2009 and 2008, of customized diversified portfolios of corporate issuers referenced through credit default swaps.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in securities lending programs to generate additional income. Through these programs, certain domestic fixed income securities are loaned from the Company's portfolio to qualifying third party borrowers in return for collateral in the form of cash or U.S. Treasuries. Borrowers of these securities provide collateral of 102% of the fair value of the loaned securities at the time of the loan and can return the securities to the Company for cash at varying maturity dates. The fair value of the loaned securities is monitored and additional collateral is obtained if the fair value of the collateral falls below 100% of the fair value of the loaned securities. As of December 31, 2009 and 2008, under terms of securities lending programs, the fair value of loaned securities was approximately $45 and $1.8 billion, respectively and the associated collateral held was $46 and $1.8 billion, respectively. The decrease in both the fair value of loaned securities and the associated collateral is attributable to the maturation of the loans in the term lending portion of the securities lending program in 2009. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $14 and $18 for the years ended December 31, 2009 and 2008, respectively, which was included in net investment income.

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2009 and 2008, collateral pledged having a fair value of $667 and $821, respectively, was included in fixed maturities in the Consolidated Balance Sheets.

The following table presents the classification and carrying amount of loaned securities and derivative instruments collateral pledged.

                                          DECEMBER 31,          DECEMBER 31,
                                              2009                  2008
--------------------------------------------------------------------------------
Fixed maturities                               $712                 $1,975
Equity securities, AFS                           --                      9
Short-term investments                           14                    617
                                             ------               --------
         TOTAL LOANED SECURITIES AND
                  COLLATERAL PLEDGED           $726                 $2,601
                                             ------               --------

As of December 31, 2009, the Company had accepted collateral with a fair value of $906, of which $833 was derivative cash collateral which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with a corresponding amount predominately recorded in other liabilities. As of December 31, 2008, the Company had accepted collateral of $5.6 billion, of which $5.1 billion was cash collateral, including $3.3 billion of derivative cash collateral. The Company offsets the fair value amounts, income accruals and cash collateral held related to derivative instruments, as discussed above in the "Significant Derivative Instruments Accounting Policies" section and accordingly a portion of the liability associated with the derivative cash collateral was reclassed out of other liabilities and into other assets of $104 and $507 as of December 31, 2009 and 2008, respectively. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. As of December 31, 2009 and 2008, noncash collateral accepted was held in separate custodial accounts and were not included in the Company's Consolidated Balance Sheets.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2009 and 2008, the fair value of securities on deposit was approximately $14 and $15, respectively.

5. REINSURANCE

ACCOUNTING POLICY

The Company cedes a share of the risks it has underwritten to other insurance companies through reinsurance treaties. The Company also assumes reinsurance of certain insurance risks that other insurance companies have underwritten. Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions have been met including insurance risk, consisting of both underwriting and timing risk, and the reasonable possibility of significant loss to the reinsurer. Premiums and benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance contracts. Reinsurance recoverables include balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

The Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures and provide surplus relief. Such transfers do not relieve the Company of its primary liability under policies it wrote and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in reinsurance pools and associations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2009 there were no reinsurance-related concentrations of credit risk greater than 10% of the Company's stockholder's equity. As of December 31, 2009 and 2008, the Company's policy for the largest amount retained on any one life by the life operations was $10.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing all or a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies. Coinsurance with funds withheld is a form of coinsurance except that the investment assets that support the liabilities are withheld by the ceding company. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $450, $465 and $285 for the years ended December 31, 2009, 2008 and 2007, respectively. The Company reinsures a portion of GMDB as well as 27% of the GMWB, on contracts issued prior to July 2007, offered in connection with its variable annuity contracts. The Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $178, $148, and $132 in 2009, 2008 and 2007, respectively, and accident and health premium of $232, $236 and $243, respectively, to HLA. In addition, the Company entered into a reinsurance transaction with an affiliated captive reinsurer on October 1, 2009 which ceded a portion of the Company's direct variable annuity policies with GMWB and GMDB and all of the Company's other assumed GMAB, GMWB, GMDB and GMIB exposures. Under this transaction, the Company ceded $62 of premiums during the fourth quarter. Refer to Note 16, Transactions with Affiliates for further information.

Net fee income, earned premiums and other were comprised of the following:

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2009            2008            2007
--------------------------------------------------------------------------------
Gross fee income, earned
 premiums and other                  $4,919          $5,773          $6,134
Reinsurance assumed                      70              48              13
Reinsurance ceded                      (860)           (682)           (694)
                                  ---------       ---------       ---------
 NET FEE INCOME, EARNED PREMIUMS
                       AND OTHER     $4,129          $5,139          $5,453
                                  ---------       ---------       ---------

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

ACCOUNTING POLICY

The Company capitalizes acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance contracts. The Company's deferred policy acquisition cost ("DAC") asset, which includes the present value of future profits, related to most universal life-type contracts (including variable annuities) is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets, such as, sales inducement assets ("SIA") and unearned revenue reserves ("URR"). Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum income and universal life secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; surrender and lapse rates; interest margin; mortality; and hedging costs.

Prior to the second quarter of 2009, the Company determined EGPs using the mean derived from stochastic scenarios that had been calibrated to the estimated separate account return. The Company also completed a comprehensive assumption study, in the third quarter of each year and revised best estimate assumptions used to estimate future gross profits when the EGPs in the Company's models fell outside of an independently determined reasonable range of EGPs. The Company also considered, on a quarterly basis, other qualitative factors such as product, regulatory and policyholder behavior trends and would also revise EGPs if those trends were expected to be significant.

Beginning with the second quarter of 2009, the Company now determines EGPs from a single deterministic reversion to mean ("RTM") separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter and through a consideration of recent market returns, the Company will "unlock" or adjust projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps or floors. This DAC Unlock, for future separate account returns, is determined each quarter.

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. Upon completion of an assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including: the update of current account values; the use of the RTM estimation technique; or policyholder behavior assumptions, are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

An Unlock revises EGPs to reflect current best estimate assumptions. The Company must also test the aggregate recoverability of DAC and SIA by comparing the existing DAC and SIA balance to the present value of future EGPs.

Effective October 1, 2009, a subsidiary of HLIC, Hartford Life and Annuity Insurance Company ("HLAI") entered into a reinsurance agreement with an affiliated captive reinsurer. This agreement provides that HLAI will cede, and the affiliated captive reinsurer will assume 100% of the in-force and prospective U.S. variable annuities and the associated GMDB and GMWB riders. This transaction resulted in a DAC Unlock of $2.0 billion, pre-tax and $1.3 billion, after-tax. See Note 16 Transactions with Affiliates for further information on the transaction.

Changes in the DAC balance are as follows:

                                       2009           2008           2007
--------------------------------------------------------------------------------
BALANCE, JANUARY 1, BEFORE
 CUMULATIVE EFFECT OF ACCOUNTING
 CHANGE,
 PRE-TAX                              $ 9,944        $ 8,601        $ 7,474
 Cumulative effect of accounting
  change, pre-tax                         (54)            --            (20)
BALANCE, JANUARY 1, AS ADJUSTED         9,890          8,601          7,454
 Deferred costs                           674          1,258          1,557
 Amortization -- DAC                     (824)          (509)          (907)
 Amortization -- Unlock, pre-tax
  (1),(2)                              (2,905)        (1,111)           302
 Adjustments to unrealized gains
  and losses on securities
  available-for-sale and other (3)     (1,080)         1,747            194
 Effect of currency translation            24            (42)            --
                                     --------       --------       --------
BALANCE, DECEMBER 31                   $5,779         $9,944         $8,601
                                     --------       --------       --------

(1) Includes for 2009, $1.9 billion DAC Unlock resulting from reinsurance agreement with an affiliated captive reinsurer.

(2) Additional contributors to the Unlock amount recorded for the year ended 2009 was a result of actual separate account returns being significantly below our aggregated estimated return for the period from October 1, 2008 to March 31, 2009, offset by actual returns being greater than our aggregated estimated return for the period from April 1, 2009 to December 31, 2009.

(3) The adjustment reflects the effect of credit spreads tightening, resulting in unrealized gains on securities in 2009.

Estimated future net amortization expense of present value of future profits for the succeeding five years is as follows.

FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
2010                                                                         $22
2011                                                                         $20
2012                                                                         $18
2013                                                                         $16
2014                                                                         $15
--------------------------------------------------------------------------------

7. GOODWILL AND OTHER INTANGIBLE ASSETS

ACCOUNTING POLICY

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate that a triggering event has occurred. The goodwill impairment test follows a two step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. This allocation is similar to a purchase price allocation performed in purchase accounting. If the carrying amount of the reporting unit goodwill exceeds the implied goodwill value, an impairment loss shall be recognized in an amount equal to that excess.

The carrying amount of goodwill allocated to reporting segments as of December 31 is shown below:

                                                 DECEMBER 31, 2009
                                                    ACCUMULATED              CARRYING
                               GROSS                IMPAIRMENTS               VALUE
-----------------------------------------------------------------------------------------
REPORTING UNIT
Retail                           $343                   $(184)                  $159
Retirement Plans (1)               87                      --                     87
Individual Life                   224                      --                    224
                               ------                 -------                 ------
                   TOTAL         $654                   $(184)                  $470
                               ------                 -------                 ------

                                                 DECEMBER 31, 2008
                                                    ACCUMULATED              CARRYING
                               GROSS                IMPAIRMENTS               VALUE
------------------------  ---------------------------------------------------------------
REPORTING UNIT
Retail                           $343                   $(184)                  $159
Retirement Plans (1)               79                      --                     79
Individual Life                   224                      --                    224
                               ------                 -------                 ------
                   TOTAL          646                    (184)                  $462
                               ------                 -------                 ------

(1) The Company recorded a purchase price adjustment in 2009 associated with these acquisitions resulting in additional goodwill of $8.

Management's determination of the fair value of each reporting unit incorporates multiple inputs including cash flow calculations, price to earnings multiples, the level of The Hartford's share price and assumptions that market participants would make in valuing the reporting unit. Other assumptions include levels of economic capital, future business growth, earnings projections, assets under management and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of economic capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause the reporting unit's fair value to decrease.

The Company completed its annual goodwill assessment for the individual reporting units of the Company as of January 1, 2009. The conclusion reached as a result of the annual goodwill impairment testing was that the fair value of each reporting unit, for which goodwill had been allocated, was in excess of the respective reporting unit's carrying value (the first step of the goodwill impairment test).

However, as noted above, goodwill is reassessed at an interim date if certain circumstances occur which would cause the entity to conclude that it was more likely than not that the carrying value of one or more of its reporting units would be in excess of the respective reporting unit's fair value. As a result of the continued decline in the equity markets from January 1, 2009, rating agency downgrades, and a decline in The Hartford's share price, the Company concluded, during the first quarter of 2009, that the conditions had been met to warrant an interim goodwill impairment test.

As a result of the first quarter 2009 interim goodwill impairment test which included the effects of decreasing sales outlooks and declining equity markets on future earnings, the fair value in step two of the goodwill impairment analysis for the Individual Life reporting unit continued to be in excess of its carrying value.

The Company's interim goodwill impairment test performed in connection with the preparation of our yearend 2008 financial statements, resulted in a pre-tax impairment charge of $184 in the Individual Annuity reporting unit. The impairment charge taken in 2008 was primarily due to the Company's estimate of the Individual Annuity reporting unit's fair value falling significantly below its book value. The fair value of this reporting unit declined as the statutory and capital risks associated with the death and living benefit guarantees sold with products offered by this reporting unit increased. These concerns had a comparable impact on The Hartford's share price. The determination of fair value for the Individual Annuity reporting unit incorporated multiple inputs including discounted cash flow calculations, market participant assumptions and The Hartford's share price.

The Company's goodwill impairment test performed for the year ended December 31, 2007 resulted in no write-downs.

OTHER INTANGIBLE ASSETS

The following table shows the Company's acquired intangible assets that continue to be subject to amortization and aggregate amortization expense, net of interest accretion, if any. Acquired intangible assets are included in other assets in the consolidated balance sheet. Except for goodwill, the Company has no intangible assets with indefinite useful lives.

                                                                  2009                                     2008
                                                     Gross               Accumulated          Gross               Accumulated
                                                    Carrying                 Net             Carrying                 Net
ACQUIRED INTANGIBLE ASSETS                           Amount              Amortization         Amount              Amortization
---------------------------------------------------------------------------------------------------------------------------------
Servicing intangibles                                  $13                     $1               $14                     $1
Other                                                    1                     --                 1                     --
                                                      ----                   ----              ----                   ----
               TOTAL ACQUIRED INTANGIBLE ASSETS        $14                     $1               $15                     $1
                                                      ----                   ----              ----                   ----

Net amortization expense for the years ended December 31, 2009 and 2008 was $1 and $1, and included in other expense in the consolidated statement of operations. As of December 31, 2009, the weighted average amortization period was 20 years for servicing intangibles, 20 years for other and 20 years for total acquired intangible assets.

The following is detail of the net acquired intangible asset activity for the years ended December 31, 2009 and 2008:

                                            SERVICING
                                           INTANGIBLES        OTHER           TOTAL
----------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2009
BALANCE, BEGINNING OF YEAR                     $ 13             $ 1            $ 14
Acquisition of business                          --              --              --
Amortization, net of the accretion of
 interest                                        (1)             --              (1)
                                               ----            ----            ----
                    BALANCE, END OF YEAR        $12              $1             $13
                                               ----            ----            ----
FOR THE YEAR ENDED DECEMBER 31, 2008
BALANCE, BEGINNING OF YEAR                     $ --            $ --            $ --
                                               ----            ----            ----
Acquisition of business                          14               1              15
                                               ----            ----            ----
Amortization, net of the accretion of
 interest                                        (1)             --              (1)
                                               ----            ----            ----
                    BALANCE, END OF YEAR        $13              $1             $14
                                               ----            ----            ----

Estimated future net amortization expense for the succeeding five years is as follows:

FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------
2010                                                                          $1
2011                                                                           1
2012                                                                           1
2013                                                                           1
2014                                                                           1
--------------------------------------------------------------------------------

For a discussion of present value of future profits that continue to be subject to amortization and aggregate amortization expense, see Note 6.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

ACCOUNTING POLICY

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including guaranteed minimum death benefits ("GMDB") offered with variable annuity contracts, or secondary guarantee benefits offered with universal life ("UL") insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

Consistent with the Company's policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 Deferred Policy Acquisition Costs and Present Value of Future Benefits.

The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

                                                                 UL SECONDARY
                                               GMDB (1)         GUARANTEES (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2009           $ 882              $ 40
Incurred                                            378                41
Unlock                                              547                (5)
Paid                                               (503)               --
                                               --------              ----
LIABILITY BALANCE AS OF DECEMBER 31,
 2009                                            $1,304               $76
                                               --------              ----

(1) The reinsurance recoverable asset related to the GMDB was $787 as of December 31, 2009. The reinsurance recoverable asset related to the UL Secondary Guarantees was $22 as of December 31, 2009.

                                                                 UL SECONDARY
                                                GMDB (1)        GUARANTEES (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2008           $ 531              $ 19
Incurred                                            231                21
Unlock                                              389                --
Paid                                               (269)               --
                                                 ------              ----
LIABILITY BALANCE AS OF DECEMBER 31, 2008          $882               $40
                                                 ------              ----

(1) The reinsurance recoverable asset related to the GMDB was $593 as of December 31, 2008. The reinsurance recoverable asset related to the UL Secondary Guarantees was $16 as of December 31, 2008.

During 2009, 2008 and 2007, there were no gains or losses on transfers of assets from the general account to the separate account.

The following table provides details concerning GMDB exposure as of December 31, 2009:

 BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE AT DECEMBER 31, 2009

                                                                                           RETAINED
                                                       ACCOUNT        NET AMOUNT          NET AMOUNT         WEIGHTED AVERAGE
                                                        VALUE           AT RISK             AT RISK            ATTAINED AGE
                                                       ("AV")         ("NAR") (9)        ("RNAR") (9)          OF ANNUITANT
---------------------------------------------------------------------------------------------------------------------------------
MAXIMUM ANNIVERSARY VALUE (MAV) (1)
MAV only                                                 $27,423          $8,408               $789                  67
With 5% rollup (2)                                         1,868             664                 52                  67
With Earnings Protection Benefit Rider (EPB) (3)           6,567           1,409                 29                  63
With 5% rollup & EPB                                         784             224                  9                  66
                                                     -----------       ---------            -------                 ---
Total MAV                                                 36,642          10,705                879                  64
Asset Protection Benefit (APB) (4)                        28,612           5,508              1,067                  64
Lifetime Income Benefit (LIB) (5)                          1,330             214                 66                  62
Reset (6) (5-7 years)                                      3,790             490                266                  67
Return of Premium (7)/Other                               21,446           1,445                331                  64
                                                     -----------       ---------            -------                 ---
SUBTOTAL U.S. GMDB (8)                                   $91,820         $18,362             $2,609                  65
Less: General Account Value with U.S. GMDB                 6,802
                                                     -----------       ---------            -------                 ---
SUBTOTAL SEPARATE ACCOUNT LIABILITIES WITH GMDB           85,018
Separate Account Liabilities without U.S. GMDB            65,362
                                                     -----------       ---------            -------                 ---
                 TOTAL SEPARATE ACCOUNT LIABILITIES     $150,380
                                                     -----------       ---------            -------                 ---
                           JAPAN GMDB AND GMIB (10)      $16,953           2,741                 --
                                                     -----------       ---------            -------                 ---

(1) MAV: the GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup: the GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

(3) EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract's growth. The contract's growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

(4) APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

(7)  ROP: the GMDB is the greater of current AV and net premiums paid.

(8) AV includes the contract holder's investment in the separate account and the general account.

(9) NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurances. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

(10) Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The guaranteed remaining balance ("GRB") related to the Japan GMIB was $19.1 billion and $20.1 billion as of December 31, 2009 and 2008, respectively. The GRB related to the Japan GMAB and GMWB was $522.2 and $490.5 as of December 31, 2009 and December 31, 2008. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2009, 59% of the AV and 52% of RNAR is reinsured to an affiliate. See Note 16 Transaction with Affiliates for further discussion.

See Note 3 for a description of the Company's guaranteed living benefits that are accounted for at fair value.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                           DECEMBER 31,         DECEMBER 31,
                                               2009                 2008
--------------------------------------------------------------------------------
Asset type
Equity securities (including mutual
 funds) (1)                                    $75,720              $63,114
Cash and cash equivalents                        9,298               10,174
                                             ---------            ---------
                                 TOTAL         $85,018              $73,288
                                             ---------            ---------

(1) As of December 31, 2009 and December 31, 2008, approximately 16% and 16%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 84% and 84%, respectively, were invested in equity securities.

9. SALES INDUCEMENTS

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. The Company unlocks the amortization of the sales inducement asset consistent with the DAC Unlock.

Changes in deferred sales inducement activity were as follows for the year ended December 31:

                                                         2009         2008
--------------------------------------------------------------------------------
Balance, January 1                                        $533         $459
Sales inducements deferred                                  43          137
Unlock                                                    (886)         (43)
Amortization charged to income                             (96)         (21)
                                                        ------       ------
                                 BALANCE, DECEMBER 31,    $194         $532
                                                        ------       ------

10. COMMITMENTS AND CONTINGENCIES

CONTINGENCIES

Management follows the requirements of accounting for contingencies. This statement requires management to evaluate each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at the "best estimate", or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated reserve of the low end of the range of losses.

ACCOUNTING POLICY

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at the "best estimate", or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated reserve of the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with investment products and structured settlements. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BROKER COMPENSATION LITIGATION -- Following the New York Attorney General's filing of a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh") in October 2004 alleging that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them, private plaintiffs brought several lawsuits against The Hartford predicated on the allegations in the Marsh complaint, to which The Hartford was not party. Among these is a multidistrict litigation in the United States District Court for the District of New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Company is named in the group benefits products complaint. The complaints assert, on behalf of a putative class of persons who purchased insurance through broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits products complaint, claims under the Employee Retirement Income Security Act of 1974 ("ERISA"). The claims are predicated upon allegedly undisclosed or otherwise improper payments of contingent commissions to the broker defendants to steer business to the insurance company defendants. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim and has granted the defendants' motions for summary judgment on the ERISA claims in the group-benefits products complaint. The district court further has declined to exercise supplemental jurisdiction over the state law claims, has dismissed those state law claims without prejudice, and has closed both cases. The plaintiffs have appealed the dismissal of claims in both consolidated amended complaints, except the ERISA claims.

STRUCTURE SETTLEMENT CLASS ACTION -- In October 2005, a putative nationwide class action was filed in the United States District Court for the District of Connecticut against the Company and several of its subsidiaries on behalf of persons who had asserted claims against an insured of a Hartford property & casualty insurance company that resulted in a settlement in which some or all of the settlement amount was structured to afford a schedule of future payments of specified amounts funded by an annuity from a Hartford life insurance company ("Structured Settlements"). The operative complaint alleges that since 1997 the Company has systematically deprived the settling claimants of the value of their damages recoveries by secretly deducting 15% of the annuity premium of every Structured Settlement to cover brokers' commissions, other fees and costs, taxes, and a profit for the annuity provider, and asserts claims under the Racketeer Influenced and Corrupt Organizations Act ("RICO") and state law. The plaintiffs seek compensatory damages, punitive damages, pre-judgment interest, attorney's fees and costs, and injunctive or other equitable relief. The Company vigorously denies that any claimant was misled or otherwise received less than the amount specified in the structured-settlement agreements. In March 2009, the district court certified a class for the RICO and fraud claims composed of all persons, other than those represented by a plaintiffs' broker, who entered into a Structured Settlement since 1997 and received certain written representations about the cost or value of the settlement. The district court declined to certify a class for the breach-of-contract and unjust-enrichment claims. The Company's petition to the United States Court of Appeals for the Second Circuit for permission to file an interlocutory appeal of the class-certification ruling was denied in October 2009. A trial on liability and the methodology for computing class-wide damages is scheduled to commence in September 2010. It is possible that an adverse outcome could have a material adverse effect on the Company's financial condition and consolidated results of operations or cash flows. The Company is defending this litigation vigorously.

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the insurance operating entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the insurance operating entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the insurance operating entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2009, is $473. Of this $473, the insurance operating entities have posted collateral of $454 in the normal course of business. Based on derivative market values as of December 31, 2009, a downgrade of one level below the current financial strength ratings by either Moody's or S&P could require approximately an additional $23 to be posted as collateral. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we may be required to post is primarily in the form of U.S. Treasury bills and U.S. Treasury notes.

REGULATORY DEVELOPMENTS

On July 23, 2007, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve (i) the previously disclosed investigations by these Attorneys General regarding, among other things, The Hartford's compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, compensation arrangements in connection with the administration of workers compensation plans and reporting of workers compensation premiums participants in finite reinsurance transactions, sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products and (ii) the previously disclosed investigation by the New York Attorney General's Office of aspects of The Hartford's variable annuity and mutual fund operations related to market timing. In light of the Agreement, the Staff of the Securities and Exchange Commission has informed The Hartford that it has determined to conclude its previously disclosed investigation into market timing without recommending any enforcement action. Under the terms of the Agreement, The Hartford paid $115, of which $84 represents restitution for market timing, $5 represents restitution for issues relating to the compensation of brokers, and $26 is a civil penalty.

Hartford Life recorded charges of $54, after-tax, in the aggregate, none of which was attributed to the Company, through the first quarter of 2007 to establish a reserve for the market timing matters and, based on the settlement discussed above, Hartford Life recorded an additional charge of $21, after-tax, in the second quarter of 2007. In the second quarter of 2007, $75, after-tax, representing all of the charges that had been recorded at Hartford Life, was attributed to and recorded at the Company.

COMMITMENTS

The rent paid to Hartford Fire for operating leases entered into by the Company was $25, $14 and $27 for the years ended December 31, 2009, 2008 and 2007, respectively. Included in Hartford Fire's operating leases are the principal executive offices of Hartford Life Insurance Company, together with its parent, which are located in Simsbury, Connecticut. Rental expense for the facility located in Simsbury, Connecticut, which expired on December 31, 2008, as this operating lease has been be replaced by a capital lease between its parent Company HLA and Hartford Fire Insurance Company, amounted to approximately $0, $0 and $6 for the years ended December 31, 2009, 2008 and 2007, respectively.

Future minimum rental commitments on all operating leases are as follows:

2010                                                                         $17
2011                                                                          14
2012                                                                           9
2013                                                                           6
2014                                                                           2
Thereafter                                                                    --
                                                                            ----
                                                                     TOTAL   $48
                                                                            ----

UNFUNDED COMMITMENTS

As of December 31, 2009, the Company has outstanding commitments totaling $595, of which $437 is committed to fund limited partnerships and other alternative investments. These capital commitments may be called by the partnership during the commitment period (on average two to five years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining outstanding commitments are primarily related to various funding obligations associated with private placement securities and mortgage loans. These have a commitment period of one month to three years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Statement of Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty fund and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2009 and 2008, the liability balance was $7 and $4, respectively. As of December 31, 2009 and 2008, $10 and $11, respectively, related to premium tax offsets were included in other assets.

11. INCOME TAX

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

Income tax expense (benefit) is as follows:

                                                   FOR THE YEARS ENDED
                                                      DECEMBER 31,
--------------------------------------------------------------------------------
                                              2009            2008          2007
                                         ---------       ---------       -------
INCOME TAX EXPENSE (BENEFIT)
Current -- U.S. Federal                       $298           $(686)         $177
                                         ---------       ---------       -------
Deferred -- U.S. Federal Excluding NOL
 Carryforward                               (2,387)           (776)           75
 -- Net Operating Loss Carryforward            688            (719)           --
                                         ---------       ---------       -------
                         TOTAL DEFERRED     (1,699)         (1,495)           75
                                         ---------       ---------       -------
     TOTAL INCOME TAX EXPENSE (BENEFIT)    $(1,401)        $(2,181)         $252
                                         ---------       ---------       -------

Deferred tax assets (liabilities) include the following as of December 31:

                                                    2009            2008
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition costs            $596            $660
Net unrealized loss on investments                    1,258           2,924
Investment-related items                              1,637           2,424
NOL Carryover                                            80             768
Minimum tax credit                                      514             241
Capital Loss Carryforward                               256              24
Foreign tax credit carryovers                            50              18
Depreciable & Amortizable assets                         59              64
Other                                                    35              19
                                                  ---------       ---------
                       TOTAL DEFERRED TAX ASSETS      4,485           7,142
VALUATION ALLOWANCE                                     (80)            (49)
                                                  ---------       ---------
                         NET DEFERRED TAX ASSETS      4,405           7,093
                                                  ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition      (1,302)         (3,614)
 costs and reserves
Employee benefits                                       (37)            (35)
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,339)         (3,649)
                                                  ---------       ---------
            TOTAL DEFERRED TAX ASSET (LIABILITY)     $3,066          $3,444
                                                  ---------       ---------

The Company had current federal income tax (payable)/ recoverable of $(15) and $566 as of December 31, 2009 and 2008, respectively.

In management's judgment, the net deferred tax asset will more likely than not be realized. Included in the deferred tax asset is the expected tax benefit attributable to foreign net operating losses of $290, which have no expiration. A valuation allowance of $80 has been recorded which relates to foreign operations. No valuation allowance has been recorded for realized or unrealized losses. In assessing the need for a valuation allowance, management considered taxable income in prior carryback years, future taxable income and tax planning strategies that include holding debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, and sales of certain corporate assets. Such tax planning strategies are viewed by management as prudent and feasible and will be implemented if necessary to realize the deferred tax asset. However, we anticipate limited ability, going forward, to recognize a full tax benefit on realized losses which will result in additional valuation allowances.

If the Company were to follow a "separate entity" approach, it would have to record a valuation allowance of $387 related to realized capital losses. In addition, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $65, $500 and $0 for 2009, 2008 and 2007 respectively.

The Company or one of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2004. During the first quarter of 2009, the Company received notification of the approval by the Joint Committee on Taxation of the results of the 2002 through 2003 examination. As a result, the Company recorded a tax benefit of $4. The IRS examination of 2004 through 2006 was concluded in the fourth quarter of 2009. As a result, the Company recorded a tax benefit of $35. In addition, the Company is working with the IRS on a possible settlement of a DRD issue related to prior periods which, if settled, may result in the booking of tax benefits. Such benefits are not expected to be material to the statement of operations. The Company does not anticipate that any of these items will result in a significant change in the balance of unrecognized tax benefits within 12 months.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2009            2008           2007
--------------------------------------------------------------------------------
Tax provision at the U.S. federal      $(1,245)        $(2,007)        $398
 statutory rate
Dividends received deduction              (181)           (176)        (155)
Penalties                                   --              --            7
Foreign related investments                 28               3           (4)
Other                                       (3)             (1)           6
                                     ---------       ---------       ------
                              TOTAL    $(1,401)        $(2,181)        $252
                                     ---------       ---------       ------

12. DEBT

In 2008, the Company made the decision to discontinue future issuances of consumer notes; this decision does not impact consumer notes currently outstanding.

Institutional began issuing consumer notes through its Retail Investor Notes Program in September 2006. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain Consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2009 and 2008 $1,136 and $1,210, respectively, of consumer notes were outstanding. As of December 31, 2009, these consumer notes have interest rates ranging from 4% to 6% for fixed notes and, for variable notes, based on December 31, 2009 rates, either consumer price index plus 80 to 260 basis points, or indexed to the S&P 500, Dow Jones Industrials, foreign currency, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $24 in 2010, $120 in 2011, $274 in 2012 and $200 in 2013, and $518
thereafter. For 2009 and 2008, interest credited to holders of consumer notes was $51 and $59, respectively.

13. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income amounts for the years ended December 31, 2008 and 2007, and the statutory capital and surplus amounts as of December 31, 2008 and 2007 in the table below are based on actual statutory filings with the applicable regulatory authorities. The statutory net income amounts for the year ended December 31, 2009 the statutory capital and surplus amounts as of December 31, 2009 are estimates, as the respective 2009 statutory filings have not yet been made.

                                        FOR THE YEARS ENDED
                                            DECEMBER 31,
                                 2009           2008          2007
--------------------------------------------------------------------
Statutory net income              $(539)       $(2,533)         $255
                                -------       --------       -------
Statutory capital and surplus    $5,365         $4,073        $4,448
                                -------       --------       -------

The Company received approval from with the Connecticut Insurance Department regarding the use of two permitted practices in its statutory financial statements and those of its Connecticut-domiciled life insurance subsidiaries as of December 31, 2008. The first permitted practice related to the statutory accounting for deferred income taxes. Specifically, this permitted practice modified the accounting for deferred income taxes prescribed by the NAIC by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to

15% of adjusted statutory capital and surplus. The benefits of this permitted practice could not be considered by the Company when determining surplus available for dividends. The second permitted practice related to the statutory reserving requirements for variable annuities with guaranteed living benefit riders. Actuarial guidelines prescribed by the NAIC required a stand-alone asset adequacy analysis reflecting only benefits, expenses and charges that are associated with the riders for variable annuities with guaranteed living benefits. The permitted practice allowed for all benefits, expenses and charges associated with the variable annuity contract to be reflected in the stand-alone asset adequacy test. These permitted practices resulted in an increase to the Company's estimated statutory surplus of $956 as of December 31, 2008. The effects of these permitted practices are included in the 2008 amounts in the table above.

In December, 2009 the NAIC issued SSAP 10R which modified the accounting for deferred income taxes prescribed by the NAIC by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. SSAP 10R will expire for periods after December 31, 2010.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $32, $24 and $22 for the years ended December 31, 2009, 2008 and 2007, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In 2004, the Company began allocating a percentage of base salary to the Plan for eligible employees. In 2009, employees whose prior year earnings were less than $105,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $105,000 received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $13, $10 and $11 for the years ended December 31, 2009, 2008 and 2007, respectively.

15. STOCK COMPENSATION PLANS

Hartford Life's employees are included in The Hartford 2005 Incentive Stock Plan, The Hartford Employee Stock Purchase Plan and The Hartford Deferred Stock Unit Plan.

The Hartford has three primary stock-based compensation plans which are described below. Shares issued in satisfaction of stock-based compensation may be made available from authorized but unissued shares, shares held by The Hartford in treasury or from shares purchased in the open market. In 2009 and 2008, The Hartford issued shares from treasury in satisfaction of stock-based compensation. In 2007, The Hartford issued new shares in satisfaction of stock-based compensation. Hartford Life was allocated compensation expense of $25 million, $18 million and $21 million for the years ended December 31, 2009, 2008 and 2007, respectively. Hartford Life's income tax benefit recognized for stock-based compensation plans was $7 million, $5 million and $7 million for the years ended December 31, 2009, 2008 and 2007, respectively. Hartford Life did not capitalize any cost of stock-based compensation.

Stock Plan

In 2005, the shareholders of The Hartford approved The Hartford 2005 Incentive Stock Plan (the "2005 Stock Plan"), which superseded and replaced The Hartford Incentive Stock Plan and The Hartford Restricted Stock Plan for Non-employee Directors. The terms of the 2005 Stock Plan are substantially similar to the terms of these superseded plans.

The 2005 Stock Plan provides for awards to be granted in the form of non-qualified or incentive stock options qualifying under Section 422 of the Internal Revenue Code, stock appreciation rights, restricted stock units, restricted units, restricted stock, performance shares, or any combination of the foregoing.

The fair values of awards granted under the 2005 Stock Plan are generally measured as of the grant date and expensed ratably over the awards' vesting periods, generally three years. For stock option awards granted or modified in 2006 and later, the Company began expensing awards to retirement-eligible employees hired before January 1, 2002 immediately or over a period shorter than the stated vesting period because the employees receive accelerated vesting upon retirement and therefore the vesting period is considered non-substantive. All awards provide for accelerated vesting upon a change in control of The Hartford as defined in the 2005 Stock Plan.

Stock Option Awards

Under the 2005 Stock Plan, options granted have generally an exercise price equal to the market price of The Hartford's common stock on the date of grant, and an option's maximum term is ten years. Certain options become exercisable over a three year period commencing one year from the date of grant, while certain other options become exercisable at the later of the three years from the date of grant or upon the attainment of specified market appreciation of The Hartford's common shares. For any year, no individual employee may receive an award of options for more than 1,000,000 shares. As of December 31, 2008, The Hartford had not issued any incentive stock options under any plans.

For all options granted or modified on or after January 1, 2004, The Hartford uses a hybrid lattice/Monte-Carlo based option valuation model (the "valuation model") that incorporates the possibility of early exercise of options into the valuation. The valuation model also incorporates The Hartford's historical termination and exercise experience to determine the option value.

Share Awards

Share awards are valued equal to the market price of The Hartford's common stock on the date of grant, less a discount for those awards that do not provide for dividends during the vesting period. Share awards granted under the 2005 Plan and outstanding include restricted stock units, restricted stock and performance shares. Generally, restricted stock units vest after three years and restricted stock vests in three to five years. Performance shares become payable within a range of 0% to 200% of the number of shares initially granted based upon the attainment of specific performance goals achieved over a specified period, generally three years. The maximum award of restricted stock units, restricted stock or performance shares for any individual employee in any year is 200,000 shares or units.

Restricted Unit awards

In 2009, The Hartford began issuing restricted units as part of The Hartford's 2005 Stock Plan. Restricted stock unit awards under the plan have historically been settled in shares, but under this award will be settled in cash and are thus referred to as "Restricted Units". The economic value recipients will ultimately realize will be identical to the value that would have been realized if the awards had been settled in shares, i.e., upon settlement, recipients will receive cash equal to The Hartford's share price multiplied by the number of restricted units awards.

Deferred Stock Unit Plan

Effective July 31, 2009, the Compensation and Personnel Committee of the Board authorized The Hartford Deferred Stock Unit Plan ("Deferred Stock Unit Plan"), and, on October 22, 2009, it was amended. The Deferred Stock Unit Plan provides for contractual rights to receive cash payments based on the value of a specified number of shares of stock. The Deferred Stock Unit Plan provides for two award types, Deferred Units and Restricted Units. Deferred Units are earned ratably over a year, based on the number of regular pay periods occurring during such year. Deferred Units are credited to the participants account on a quarterly basis based on the market price of the Company's common stock on the date of grant and are fully vested at all times. Deferred Units credited to employees prior to January 1, 2010 (other than senior executive officers hired on or after October 1, 2009) are not paid until after two years from their grant date. Deferred Units credited on or after January 1, 2010 (and any credited to senior executive officers hired on or after October 1, 2009) are paid in three equal installments after the first, second and third anniversaries of their grant date. Restricted Units are intended to be incentive compensation and unlike Deferred Units, vest over time, generally three years, and are subject to forfeiture. The Deferred Stock Unit Plan is structured consistent with the limitations and restrictions on employee compensation arrangements imposed by the Emergency Economic Stabilization Act of 2008 and the TARP Standards for Compensation and Corporate Governance Interim Final Rule issued by the U.S. Department of Treasury on June 10, 2009.

Employee Stock Purchase Plan

In 1996, The Hartford established The Hartford Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of The Hartford may purchase common stock of The Hartford at a 15% discount from the lower of the closing market price at the beginning or end of the offering period. Employees purchase a variable number of shares of stock through payroll deductions elected as of the beginning of the period. The fair value is estimated based on the 15% discount off of the beginning stock price plus the value of six-month European call and put options on shares of stock at the beginning stock price calculated using the Black-Scholes model.

Effective with the offering period beginning January 2010, the discount rate will change to 5% and the discounted price will be based on the market price per share on the last trading day of the offering period.

16. TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2009 and 2008 the Company had $50 billion and $49 billion of reserves for claim annuities purchased by affiliated entities. For the year ended December 31, 2009, 2008 and 2007, the Company recorded earned premiums of $285, $461 and $525 for these intercompany claim annuities. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

REINSURANCE ASSUMED FROM AFFILIATES

Hartford Life sells fixed market value adjusted ("MVA") annuity products to customers in Japan. The yen based MVA product is written by the Hartford Life Insurance KK ("HLIKK"), a wholly owned Japanese subsidiary of Hartford Life and subsequently reinsured to the Company. As of December 31, 2009 and 2008, $2.6 billion and $2.8 billion, respectively, of the account value had been assumed by the Company. Effective August 31, 2005, a subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI"), entered into a reinsurance agreement with Hartford Life Insurance KK ("HLIKK") a wholly owned Japanese subsidiary of Hartford Life, Inc. ("Hartford Life"). Through this agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. Effective July 31, 2006, the agreement was modified to include the GMDB on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered reinsurance premium structure was implemented. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by HLAI. While the form of the agreement between HLAI and HLIKK for GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of GMIB liability at December 31, 2009 and December 31, 2008 is $1.4 billion and $2.6 billion (of which $148 relates to the adoption of fair value), respectively.

Effective September 30, 2007, HLAI entered into another reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMAB, GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. The reinsurance of the GMAB riders is accounted for as a free-standing derivative recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. Accordingly, the reinsurance of the GMAB is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of the GMAB is a liability of $1 and $1 at December 31, 2009, and 2008, respectively. This treaty covered HLIKK's "3 Win" annuity. This product contains a GMIB feature that triggers at a float value of 80% of original premium and gives the policyholder an option to receive either an immediate withdrawal of account value without surrender charges or a payout annuity of the original premium over time. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion triggered during the fourth quarter of 2008, and of this amount $2.2 billion have elected the payout annuity. The Company received the proceeds of this triggering impact, net of the first annuity payout, through a structured financing transaction with HLIKK and will pay the associated benefits to HLIKK over a 12-year payout.

Effective February 29, 2008, HLAI entered into another reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMWB riders issued by HLIKK on certain variable annuity business. The reinsurance of the GMWB riders is accounted for as a free-standing derivative recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of the GMWB was a liability of $13 and $34 at December 31, 2009 and 2008, respectively.

The Reinsurance Agreement for GMDB business is accounted for as a Death Benefit and Other Insurance Benefit Reserves which is not reported at fair value. As of December 31, 2009 the liability for the assumed reinsurance of the GMDB and the net amount at risk was $52 and $2.7 billion respectively. As of December 31, 2008 the liability for the assumed reinsurance of the GMDB and the net amount at risk was $14 and $4.3 billion, respectively.

REINSURANCE CEDED TO AFFILIATES

Effective October 1, 2009, HLAI entered into a modified coinsurance and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and the affiliated captive reinsurer will reinsure 100% of the in-force and prospective variable annuities and riders written or reinsured by HLAI summarized below:

-   Direct written variable annuities and the associated GMDB and GMWB riders.

- Variable annuity contract rider benefits written by HLIKK, which are reinsured to HLAI.

- Annuity contracts and riders written by Union Security Insurance Company, an affiliate, that are reinsured to HLAI.

- Annuitizations of and certain other settlement options offered under deferred annuity contracts

Under modified coinsurance, the assets and the liabilities associated with the reinsured business will remain on the consolidated balance sheet of HLIC in segregated portfolios, and the affiliated reinsurer will receive the economic risks and rewards related to the reinsured business through modco adjustments.

The consolidated balance sheet as of December 31, 2009 reflects the unlock of deferred policy acquisition costs, unearned revenue reserves and sales inducement assets which were reduced by $1,883, $93 and $218, respectively related to the direct U.S. variable annuity business of HLAI. In addition, the balance sheet reflects a modco reinsurance receivable of $182 and a deposit liability of $600 from the affiliated captive reinsurer as well as a net reinsurance recoverable of $761 related to this agreement. This reinsurance recoverable is comprised of an embedded derivative.

Under the coinsurance funds withheld portion of the agreement, HLIC's balance sheet as of December 31, 2009 reflected a reduction in reserves of $143 which were passed to WRR and an offsetting funds withheld liability.

The initial fair value of the derivative associated with the ceded business was recorded as an in substance capital contribution between these related parties of $887 after-tax.

At inception of the contract, HLIC recognized in net income the unlock of the unearned revenue reserve, sales inducement asset and deferred policy acquisition costs related to the direct U.S. variable annuity business of HLAI as well as the impact of remitting the premiums and reserves to WRR. The following table illustrates the transaction's impact at inception on the Company's Statement of
Operations:

Fee income and other                                                              $84
Earned premiums                                                                   (50)
                                                                             --------
Total revenues                                                                     34
                                                                             --------
Benefits, losses and loss adjustment expenses                                     168
Amortization of deferred policy acquisition value of future profits             1,883
Other expenses                                                                     (9)
                                                                             --------
Total expenses                                                                  2,042
                                                                             --------
Loss before income taxes                                                       (2,008)
                                                                             --------
Income tax benefit                                                               (703)
                                                                             --------
                                                                   NET LOSS   $(1,305)
                                                                             --------

In addition to these impacts upon inception, this transaction transfers the economics of a portion of the Company's direct and all of the Company's assumed GMIB, GMAB, and GMWB exposures to WRR. In the fourth quarter, the Company recognized a reduction of the direct and assumed liability ceded in this transaction along with a corresponding realized capital loss associated with the reduction in value of the embedded and freestanding derivative.

Effective November 1, 2007, a subsidiary insurance company ("Ceding Company") entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement ("Agreement") with an affiliate reinsurance company ("Reinsurer") to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction for GAAP. A standby unaffiliated third party Letter of Credit ("LOC") supports a portion of the statutory reserves that have been ceded to the Reinsurer.

17. RESTRUCTURING, SEVERANCE AND OTHER COSTS

In the year ended December 31, 2009, the Company completed a review of several strategic alternatives with a goal of preserving capital, reducing risk and stabilizing its ratings. These alternatives included the potential restructuring, discontinuation or disposition of various business lines. Following that review, the Company announced that it would suspend all new sales in the European's operations and that it was evaluating strategic options with respect to its Institutional Markets businesses. The Company has also executed on plans to change the management structure of the organization and fundamentally reorganized the nature and focus of the Company's operations. These plans resulted in termination benefits to current employees, costs to terminate leases and other contracts and asset impairment charges. The Company will complete these restructuring activities and execute final payment by December 2010.

Termination benefits related to workforce reductions and lease and other contract terminations have been accrued through December 31, 2009. Asset impairment charges have also been recorded in 2009. No significant additional costs are expected.

The following pre-tax charges were incurred during the year-ended December 31, 2009 in connection with the restructuring initiatives previously announced:

TOTAL RESTRUCTURING COSTS
------------------------------------------------------------------
Severance benefits                                             $19
Asset impairment charges                                        26
Other contract termination charges                               5
                                                              ----
 TOTAL RESTRUCTURING, SEVERANCE AND OTHER COSTS FOR THE YEAR
                                     ENDED DECEMBER 31, 2009   $50
                                                              ----

As of December 31, 2009 the liability for other contract termination charges was $5 as there were no payments made during the year ended December 31, 2009 for these charges. Amounts incurred during the year ended December 31, 2009 were recorded in the Life Other segment as other expenses.

18. SALE OF JOINT VENTURE INTEREST IN ICATU HARTFORD SEGUROS, S.A.

On November 23, 2009, in keeping with the Company's June 2009 announcement to return to its historical strengths as a U.S.-centric insurance company, the Company entered into a Share Purchase Agreement to sell its joint venture interest in ICATU Hartford Seguros, S.A., ("IHS"), its Brazilian insurance operation, to its partner, ICATU Holding S.A., for $135. The transaction is expected to close in the first quarter of 2010. IHS primarily sells life insurance policies, capitalization products and private pension plans. The investment in IHS was reported by the Company as an equity method investment in Other Assets. As a result of the asset impairment charge, net of unrealized capital gains and foreign currency translation adjustments, the Company incurred an approximate $51 loss, pre-tax, or $44 loss, after-tax.

19. QUARTERLY RESULTS FOR 2009 AND 2008 (UNAUDITED)

                                MARCH 31,                   JUNE 30,
                           2009          2008          2009          2008
---------------------------------------------------------------------------
Revenues                   $3,149          $202        $1,714        $2,070
Benefits, claims and
 expenses                   3,529         1,187         1,403         1,630
Net income (loss)            (213)         (568)          216           362
                          -------       -------       -------       -------

                              SEPTEMBER 30,                 DECEMBER 31,
                           2009           2008           2009           2008
------------------------  ---------------------------------------------------------
Revenues                     $392           $(77)          $845          $(477)
Benefits, claims and
 expenses                   1,549          2,804          3,167          1,937
Net income (loss)            (713)        (1,823)        (1,447)        (1,525)
                          -------       --------       --------       --------

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)  Resolution of the Board of Directors of Hartford Life Insurance
            Company ("Hartford") authorizing the establishment of the Separate Account.(1)
       (2)  Not applicable.
       (3)  (a) Amended and Restated Principal Underwriter Agreement.(2)
       (3)  (b) Form of Dealer Agreement.(3)
       (4)  Form of Individual Flexible Premium Variable Annuity Contract.(4)
       (5)  Form of Application.(4)
       (6)  (a) Certificates of Incorporation of Hartford.(2)
       (6)  (b) By-Laws of the Hartford.(2)
       (7)  Form of Reinsurance Agreement.(2)
       (8)  (a) Form of Participation Agreement.(5)
            (b) Guarantee Agreement, between Hartford Fire Insurance Company and
                Hartford Life and Accident Insurance Company and its wholly owned subsidiary, Hartford Life Insurance Company, dated as of January 1, 1990.(6)
            (c) Guarantee between Hartford Life Insurance Company and ITT
                Hartford International Life Reassurance Corporation, dated August 29, 1994 and effective as of May 1, 1993.(6)
            (d) Guarantee Agreement, between Hartford Life Insurance Company and
                ITT Comprehensive Employee Benefit Service Company, its wholly owned subsidiary, dated as of April 1, 1997.(6)
            (e) Guarantee Agreement, between Hartford Life Insurance Company and
                ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(6)
            (f) Capital Maintenance Agreement by and between Hartford Life
                Insurance Company and Hartford Life, Inc. dated March 12,
                2001.(6)
       (9)  Opinion and Consent of Richard J. Wirth, Assistant General Counsel.
       (10) Consent of Deloitte & Touche LLP.
       (11) No financial Statements are omitted.
       (12) Not applicable.
       (99) Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 033-80738, filed on April 26, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-148564, filed on February 9, 2009.

(3) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 033-73570, filed on May 1, 1996.

(4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101923, filed on April 7, 2003.

(5) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-119414, filed April 9, 2007.

(6) Incorporated by reference to Post-Effective Amendment No. 10, to the Registration Statement on Form N-4, File No. 333-148564, filed on May 3, 2010.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Ricardo Anzaldua                    Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Lynn R. Banziruk                    Assistant Vice President
Tom Bartell                         Assistant Vice President
Scott Bredikis                      Assistant Vice President
Richard E. Cady                     Assistant Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Elizabeth A. Caswell                Assistant Vice President
Karen Chamberlain                   Vice President
Henry Collie                        Assistant Actuary
Kevin M. Connor                     Executive Vice President
Ellen Conway                        Assistant Vice President
James Cubanski                      Assistant Secretary
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Scott Dumbault                      Assistant Vice President
Joseph G. Eck                       Vice President
Susan L. Fiengo                     Assistant Vice President
Jason S. Frain                      Actuary, Assistant Vice President
Jennifer J. Geisler                 Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Vice President
Daniel R. Guilbert                  Chief Actuary, Chief Risk Officer and Senior Vice President
Christopher J. Hanlon               Senior Vice President
Michael R. Hazel                    Assistant Vice President
Jennifer L. Healy                   Assistant Vice President, Actuary
Donald C. Hunt                      Secretary
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Donna R. Jarvis                     Vice President, Actuary
George F. Jennings                  Associate Actuary
Thomas D. Jones                     Vice President
Thomas P. Kalmbach                  Actuary, Vice President
Paula A. Knake                      Assistant Vice President
Michael Knipper                     Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Courtney Kunzelmann                 Assistant Vice President
Lori A. LaForge                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
David N. Levenson                   Executive Vice President
Alice Longworth                     Assistant Vice President
Gregory McGreevey                   Chief Investment Officer, Executive Vice President, Director*
Ernest M. McNeill, Jr.              Chief Accounting Officer, Senior Vice President
William P. Meaney                   Senior Vice President
Vernon Meyer                        Senior Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Harry S. Monti, Jr.                 Senior Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Jamie Ohl                           Senior Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Robert W. Reiff                     Senior Vice President
Sharon A. Ritchey                   Executive Vice President
Stephen A. Roche                    Vice President
Michael J. Roscoe                   Senior Vice President, Actuary
Richard Rubin                       Assistant Vice President
Scott R. Sanderson                  Vice President
Peter F. Sannizzaro                 Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President
D. Keith Sloane                     Senior Vice President
Richard Smolinski                   Actuary, Assistant Vice President
Mark M. Socha                       Vice President
Martin A. Swanson                   Vice President
Charles N. Vest                     Actuary, Vice President
John C. Walters                     Chief Executive Officer, President, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President
Jane Wolak                          Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, File No. 333-148564 filed on May 3, 2010.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2010, there were 3,036 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                              POSITIONS AND OFFICES
NAME                                                             WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Robert Arena (1)                  Senior Vice President/Business Line Principal and Director
Diana Benken (1)                  Chief Financial Officer and Controller/FINOP
Christopher S. Conner (2)         AML Compliance Officer, Chief Compliance Officer and Privacy Officer
Kevin M. Connor (2)               Director
James Davey (1)                   Chairman of the Board and Director
John N. Giamalis (3)              Treasurer
Kathleen B. Kavanaugh (2)         Vice President/Marketing
Kenneth A. McCullum (1)           Senior Vice President
Vernon Meyer (1)                  Senior Vice President
Peter J. Michalik (1)             Vice President/Operations
Jamie Ohl (1)                     Chief Executive Officer, President and Director
Mark A. Sides (4)                 Chief Legal Officer and Secretary
D. Keith Sloane (1)               Senior Vice President
Martin A. Swanson (1)             Vice President/Marketing
Diane Tatelman (1)                Vice President
John C. Walters (1)               Chief Executive Officer, President and Director

------------

(1)  Address: 200 Hopmeadow Street, Simsbury, CT 06089

(2)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(3)  Address: One Hartford Plaza, Hartford, CT 06115

(4)  Address: 7755 3rd Street North, Oakdale MN 55128

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 3rd day of May, 2010.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT THREE
(Registrant)

By:    John C. Walters*                     *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       John C. Walters,                            Richard J. Wirth
       Chief Executive Officer,                    Attorney-in-Fact
       President and Chairman of the Board

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    John C. Walters*
       -----------------------------------
       John C. Walters,
       Chief Executive Officer, President
       and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Glenn D. Lammey, Chief Financial Officer,
 Executive Vice President, Director*
Gregory McGreevey, Executive Vice President and
 Chief Investment Officer, Director*                *By:   /s/ Richard J. Wirth
                                                           -----------------------------------
Ernest M. McNeill, Jr., Chief Accounting Officer,          Richard J. Wirth
 Senior Vice President*                                    Attorney-in-Fact
John C. Walters, Chief Executive Officer,                  Date: May 3, 2010
 President, Chairman of the Board, Director*

333-136543

                                 EXHIBIT INDEX

     (9)  Opinion and Consent of Richard J. Wirth, Assistant General Counsel
    (10)  Consent of Deloitte and Touche LLP
    (99)  Power of Attorney